As filed with the Securities and Exchange Commission on November 8, 2013

Registration No. 333-161336

811-07697

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C.

Form N-6

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Post-Effective Amendment No. 5

and

REGISTRATION STATEMENT UNDER	☒
THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 45

NYLIAC CORPORATE SPONSORED VARIABLE UNIVERSAL LIFE SEPARATE ACCOUNT-I

(Exact Name of Registrant)

NEW YORK LIFE INSURANCE AND

ANNUITY CORPORATION

(Name of Depositor)

51 Madison Avenue,

New York, New York 10010

(Address of Depositor’s Principal Executive Office)

Laura M. Bramson, Esq.

New York Life Insurance and Annuity Corporation

1 Rockwood Road

Sleepy Hollow, New York 10591

(Name and Address of Agent for Service)

Copy to:

Stephen E. Roth, Esq. Sutherland Asbill & Brennan LLP 1275 Pennsylvania Avenue, NW Washington, DC 20004-2415	Thomas F. English, Esq. Senior Vice President, Deputy General Counsel and Chief Insurance Counsel New York Life Insurance Company 51 Madison Avenue New York, New York 10010

It is proposed that this filing will become effective:

☒	immediately upon filing pursuant to paragraph (b) of Rule 485.
☐	on pursuant to paragraph (b) of Rule 485.
☐	60 days after filing pursuant to paragraph (a)(i) of Rule 485.
☐	on pursuant to paragraph (a)(i) of 485.

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SUPPLEMENT DATED NOVEMBER 8, 2013

TO THE PROSPECTUS, DATED MAY 1, 2013, AS AMENDED, FOR

Corporate Executive Accumulator Variable Universal Life (Corp Exec Accumulator VUL)

Investing in

NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I

This supplement amends the May 1, 2013 prospectus, as amended (the “Prospectus”), for the above-referenced New York Life variable universal life insurance policy (the “policy”). You should read this information carefully before you invest, and retain this supplement for future reference together with the Prospectus for your policy. This supplement is not valid unless it is read in conjunction with the Prospectus for the policy. All capitalized terms have the same meaning as those included in the Prospectus.

The purposes of this supplement are to (i) add the MainStay VP Marketfield Portfolio, the American Century VP Mid Cap Value Fund, the DFA VA U.S. Targeted Value Portfolio, and the Fidelity VIP Real Estate Portfolio as Investment Divisions that are available under the policy as of November 15, 2013, and (ii) provide additional information about the Supplementary Term Rider.

Keeping these purposes in mind, please note the following:

I.	Addition of the MainStay VP Marketfield Portfolio

Add the following entry to the first table showing Annual Portfolio Company Operating Expenses for Funds that acquire shares of other funds:

Fund	Management Fees	Distribution (12b-1) Fees	Other Expenses	Acquired (Underlying) Fund Fees and Expenses(*)	Total Fund Annual Expense(#)
MainStay VP Marketfield Portfolio – Initial Class	1.40%	0.00%	0.96%	0.04%	2.40%

* Based on estimated amounts for the current fiscal year.

# Shown as a percentage of average net assets for the period ended December 31, 2012. The Fund or its agents provided the fees and charges, which are based on 2012 expenses. We have not verified the accuracy of the information provided by the Fund or its agents.

II.	Additions of the American Century VP Mid Cap Value Fund, the DFA VA U.S. Targeted Value Portfolio, and the Fidelity VIP Real Estate Portfolio

Add the following entries to the second table showing Annual Portfolio Company Operating Expenses for Funds other than funds of funds:

Fund	Management Fees	Distribution (12b-1) Fees(§)	Other Expenses	Total Fund Annual Expense(#)
American Century VP Mid Cap Value Fund – Class II	0.90%	0.25%	0.01%	1.16%
DFA VA U.S. Targeted Value Portfolio	0.35%	0.00%	0.06%	0.41%
Fidelity® VIP Real Estate Portfolio – Initial Class	0.56%	0.00%	0.14%	0.70%

§    Because the distribution (12b-1) fee is an ongoing fee, the fee will increase the cost of your investment and may cost you more than paying other types of sales charges. The fee designated as “12b-1 fees” may reflect “Service Fees.”

#    Shown as a percentage of average net assets for the fiscal year ended December 31, 2012. The Fund or its agents provided the fees and charges, which are based on 2012 expenses. We have not verified the accuracy of the information provided by the Fund or its agents.

III.	Addition of the following entries to the table showing Funds and Eligible Portfolios:

Add the following entries to the Funds and Eligible Portfolios table.

Funds and Eligible Portfolios	Investment Adviser	Investment Objectives
MainStay VP Marketfield Portfolio – Initial Class	New York Life Investments Subadvisor: Marketfield Asset Management LLC	•Seeks capital appreciation.
American Century VP Mid Cap Value Fund – Class II	American Century Investment Management Inc.	•Seeks long-term capital growth.
DFA Investment Dimensions Group Inc. DFA VA U.S. Targeted Value Portfolio	Dimensional Fund Advisors LP	•Seeks long-term capital appreciation.
Fidelity® VIP Real Estate Portfolio – Initial Class	Fidelity Management and Research Subadvisers: FMRC and other investment advisers	•Seeks above-average income and long-term capital growth, consistent with reasonable investment risk.

IV:	Number of Investment Divisions

All references in the Prospectus to the total number of Investment Divisions should be changed to refer to 114 Investment Divisions.

V:	Number of Allocation Alternatives

All references in the Prospectus to the total number of Allocation Alternatives should be changed to refer to 100 Allocation Alternatives.

VI:

1.	The “Summary of Benefits and Risks—Optional Riders” section on page 5 of the prospectus is deleted and replaced with the following:

Optional Riders

•	Supplemental Term Rider. The Supplemental Term Rider (“STR”) allows term insurance coverage to be added to the permanent life insurance coverage provided by the base policy, thus increasing the overall amount of life insurance coverage. The blend of base policy life insurance coverage and STR life insurance coverage affects the sales expense charges and cost of insurance charges that you pay and the compensation the registered representative selling your policy receives. The STR offers life insurance coverage that is less expensive (particularly for younger insureds) than base policy coverage, but offers no cash value accumulation.

For some policies, you may select the proportion of base coverage and term coverage. You should carefully consider the total amount of insurance coverage you need, and your need for permanent, cash value life insurance, when deciding how much term coverage, if any, to add to your base policy coverage. You should also consider how the proportion of base coverage and term coverage you choose affects policy charges.

The initial proportion of base coverage and term coverage in the policy offered to you may have already been selected by your employer. While you cannot change the initial proportion of base and term coverage your employer chose, you may make certain changes after your policy is issued. Before you purchase a policy, you should carefully consider both the cost of the pre-selected blend of coverage offered to you and whether the blend meets your life insurance needs.

Please see “Additional Benefits Through Riders – Supplementary Term Rider” for complete information about the STR, including factors to consider in determining the coverage blend and limits on changes in the amount of term coverage after your policy is issued.

•	Overloan Protection Rider. Subject to state availability, your policy will include an Overloan Protection Rider.

•	Spouse’s Paid-Up Insurance Purchase Option Rider. Upon the insured’s death, if the policyholder’s spouse is the beneficiary of the policy, this rider allows the spouse to purchase a new paid-up whole life insurance policy on his or her own life without evidence of insurability.

2.	The following paragraph should be added at the end of the “Additional Benefits Through Riders – Term Rider vs. Base Policy Coverage” section on page 39:

If your employer has selected the proportion of base coverage and term coverage for the policy offered to you, you will not be able to change it at the time of policy issue. However, you may make certain changes after your policy is issued. Before you purchase a policy, you should carefully consider the cost of the pre-selected blend of coverage offered to you and whether that blend meets your life insurance coverage needs. See “Additional Benefits Through Riders – Supplementary Term Rider” for more information about increasing or decreasing the Term Insurance Benefit after the policy is issued.

VI:	Appendix A: Illustrations

The section of the Prospectus entitled, “Appendix A: Illustrations” is deleted in its entirety and replaced with the following:

APPENDIX A

ILLUSTRATIONS

The following tables demonstrate the way in which your policy works. The tables are based on the sex, age, underwriting class, initial Life Insurance Benefit, and premium as follows:

The tables are for a policy issued to a male with Nonsmoker, Guaranteed Issue underwriting class and issue age 55, who is part of a group with employer contributions and 100% employee participation, with a planned annual premium of $6,000 for 10 years, an initial face amount of $200,000, and no riders. It assumes that 100% of the Net Premium is allocated to the Separate Account.

The tables show how the Life Insurance Benefit, Cash Value and Cash Surrender Value would vary over an extended period of time assuming hypothetical gross rates of return equivalent to a constant annual rate of 0%, 6%, or 10%. The tables will assist in the comparison of the Life Insurance Benefit, Cash Value, and Cash Surrender Value of the policy with other variable life insurance plans.

The Life Insurance Benefit, Cash Value and Cash Surrender Value for a policy would be different from the amounts shown if the actual gross rates of return averaged 0%, 6%, or 10%, but varied above and below those averages for the period. They would also be different depending on the allocation of the assets among the Investment Divisions of the Separate Account and the Fixed Account, if the actual gross rate of return for all Investment Divisions averaged 0%, 6%, or 10%, but varied above or below that average for individual Investment Divisions. They would also differ if any policy loans or partial withdrawals were made or if premium payments were not paid on the policy anniversary during the period of time illustrated. Depending on the timing and degree of fluctuation, the actual values could be substantially more or less than those shown. A lower value may, under certain circumstances, result in the lapse of the policy unless the policyowner pays more than the stated premium.

Table 1 reflects a monthly Mortality and Expense Risk charge equal to an annual rate of 0.45% on the first $25,000 of Separate Account Value, 0.37% on Separate Account Value balances between $25,000 and $200,000, and 0.20% on Separate Account Value balances in excess of $200,000 during policy years 1-10. It reflects a monthly Mortality and Expense Risk charge equal to an annual rate of 0.40% on the first $25,000 of Separate Account Value, 0.32% on Separate Account Value balances greater than $25,000 but less than $200,000, and 0.15% on Separate Account Value balances in excess of $200,000 during policy years 11 and subsequent.

Table 2 reflects a Mortality and Expense Risk charge equal to an annual rate of 0.90% (on a guaranteed basis) of the Cash Value allocated to the Separate Account.

All tables reflect total assumed investment advisory fees together with other expenses incurred by the Funds of 0.84% of the average daily net assets of the Funds. This total is based upon an arithmetic average of the management fees, administrative fees, and other expenses after expense reimbursement for each Investment Division. Please refer to the Fee Table in this prospectus for details of the underlying Fund fees.

The actual investment advisory fees and expenses may be more or less than the amounts illustrated and will depend on the allocations made by the policyowner.

NYLIAC will furnish upon request a comparable illustration using the age, gender, and underwriting classification of the Insured for any initial Life Insurance Benefit and premium requested. In addition to an illustration assuming policy charges at their maximum, we will furnish an illustration assuming current policy charges and current cost of insurance rates.

TABLE 1

CORPEXEC ACCUMULATOR VARIABLE UNIVERSAL LIFE INSURANCE POLICY

MALE ISSUE AGE 55, NONSMOKER, GUARANTEED

ISSUE

PLANNED ANNUAL PREMIUM: $6,000 FOR 10 YEARS

INITIAL FACE AMOUNT: $200,000

LIFE INSURANCE BENEFIT OPTION 1

GUIDELINE PREMIUM TEST

ASSUMING CURRENT CHARGES

	End of Year Death Benefit(1) Assuming Hypothetical Gross Investment Return of			End of Year Cash Value(1) Assuming Hypothetical Gross Annual Investment Return of			End of Year Cash Surrender Value(1) Assuming Hypothetical Gross Annual Investment Return of
Value(1) Policy Year	0%	6%	10%	0%	6%	10%	0%	6%	10%
1	200,000	200,000	200,000	4,407	4,682	4,865	5,402	5,676	5,860
2	200,000	200,000	200,000	8,994	9,837	10,417	10,416	11,258	11,839
3	200,000	200,000	200,000	13,354	15,060	16,273	15,000	16,705	17,919
4	200,000	200,000	200,000	17,526	20,393	22,502	19,341	22,208	24,317
5	200,000	200,000	200,000	22,066	26,430	29,748	23,763	28,128	31,445
6	200,000	200,000	200,000	26,494	32,705	37,581	28,046	34,257	39,133
7	200,000	200,000	200,000	30,805	39,223	46,051	32,179	40,597	47,425
8	200,000	200,000	200,000	35,145	46,155	55,384	36,238	47,248	56,477
9	200,000	200,000	200,000	39,366	53,368	65,500	40,149	54,151	66,284
10	200,000	200,000	200,000	43,461	60,875	76,477	43,894	61,308	76,910
15	200,000	200,000	200,000	33,020	69,072	109,182	33,020	69,072	109,182
20	200,000	200,000	200,000	17,843	75,824	158,833	17,843	75,824	158,833
25	-	200,000	249,943	-	78,822	238,041	-	78,822	238,041

Assuming a fund fee average of

0.84%:

0% gross = –0.84% net

6% gross =   5.11% net

10%gross =  9.08% net

(1)	Assumes no policy loan or partial withdrawal has been made.

We emphasize that the hypothetical investment rates of return shown above are illustrative only and you should not deem them to be a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors including the investment allocations made by a policyowner and the investment experience of the portfolios of the Funds. The death benefit, Cash Value, and Cash Surrender Value for a policy would be different from those shown if the actual gross annual rates or return averaged 0%, 6%, or 10% over a period of years, but also fluctuated above or below those averages for individual Policy Years. They would also be different if any policy loans or partial surrenders were made. Neither NYLIAC, the Separate Account, nor the Funds represent that these hypothetical rates or return can be achieved for any one year or sustained over a period of time.

TABLE 2

CORPEXEC ACCUMULATOR VARIABLE UNIVERSAL LIFE INSURANCE

MALE ISSUE AGE 55, NONSMOKER, GUARANTEED

ISSUE

PLANNED ANNUAL PREMIUM: $6,000 FOR 10 YEARS

INITIAL FACE AMOUNT: $200,000

LIFE INSURANCE BENEFIT OPTION 1

GUIDELINE PREMIUM TEST

ASSUMING GUARANTEED CHARGES

	End of Year Death Benefit(1) Assuming Hypothetical Gross Annual Investment Return of			End of Year Cash Value(1) Assuming Hypothetical Gross Annual Investment Return of			End of Year Cash Surrender Value(1) Assuming Hypothetical Gross Annual Investment Return of
Value(1) Policy Year	0%	6%	10%	0%	6%	10%	0%	6%	10%
1	200,000	200,000	200,000	3,138	3,367	3,520	4,285	4,514	4,667
2	200,000	200,000	200,000	6,513	7,188	7,654	8,194	8,869	9,335
3	200,000	200,000	200,000	9,720	11,058	12,013	11,683	13,021	13,977
4	200,000	200,000	200,000	12,784	15,007	16,647	14,964	17,187	18,827
5	200,000	200,000	200,000	16,164	19,523	22,083	18,259	21,618	24,178
6	200,000	200,000	200,000	19,365	24,117	27,858	21,330	26,082	29,824
7	200,000	200,000	200,000	22,371	28,778	33,991	24,155	30,561	35,775
8	200,000	200,000	200,000	25,252	33,587	40,600	26,744	35,079	42,093
9	200,000	200,000	200,000	27,869	38,413	47,593	29,001	39,546	48,726
10	200,000	200,000	200,000	30,229	43,270	55,024	30,898	43,939	55,693
15	200,000	200,000	200,000	9,678	34,368	62,941	9,678	34,368	62,941
20	-	200,000	200,000	-	10,747	66,051	-	10,747	66,051
25	-	-	200,000	-	-	52,692	-	-	52,692

Assuming a fund fee average of

0.84%:

0% gross = –0.84% net

6% gross =   5.11% net

10%gross =  9.08% net

(1)	Assumes no policy loan or partial withdrawal has been made.

We emphasize that the hypothetical investment rates of return shown above are illustrative only and you should not deem them to be a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors including the investment allocations made by a policyowner and the investment experience of the portfolios of the Funds. The death benefit, Cash Value, and Cash Surrender Value for a policy would be different from those shown if the actual gross annual rates or return averaged 0%, 6%, or 10% over a period of years, but also fluctuated above or below those averages for individual Policy Years. They would also be different if any policy loans or partial surrenders were made. Neither NYLIAC, the Separate Account, nor the Funds represent that these hypothetical rates or return can be achieved for any one year or sustained over a period of time.

New York Life Insurance and Annuity Corporation

(A Delaware Corporation)

51 Madison Avenue

New York, New York 10010

NYLIAC Corporate Sponsored

Variable Universal Life

Separate Account-I

Financial Statements

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Statement of Assets and Liabilities

As of December 31, 2012

	MainStay VP Bond— Initial Class	MainStay VP Cash Management	MainStay VP Common Stock— Initial Class

ASSETS:
Investment at net asset value	$50,513,360	$127,995,554	$115,207,026
Dividends due and accrued	—	1,120	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	—	23,202	—
Net receivable from (payable to) the Fund for shares sold or purchased	—	(24,322)	—

LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	34	167	2,168

Total net assets	$50,513,326	$127,995,387	$115,204,858

Total shares outstanding	3,417,862	127,974,174	6,261,070

Net asset value per share (NAV)	$14.78	$1.00	$18.40

Total units outstanding	3,170,514	109,156,072	6,500,340

Variable accumulation unit value (lowest to highest)	$15.82 to $21.40	$1.15 to $1.31	$14.85 to $18.01

Identified cost of investment	$50,799,522	$127,970,968	$109,540,483

Statement of Operations For the year ended December 31, 2012
	MainStay VP Bond— Initial Class	MainStay VP Cash Management	MainStay VP Common Stock— Initial Class

INVESTMENT INCOME (LOSS):
Dividend income	$1,253,401	$12,519	$1,820,252
Mortality and expense risk charges	(3,493)	(30,123)	(257,931)

Net investment income (loss)	1,249,908	(17,604)	1,562,321

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	6,541,592	32,498,638	3,717,598
Cost of investments sold	(6,428,358)	(32,501,662)	(2,946,358)

Net realized gain (loss) on investments	113,234	(3,024)	771,240
Realized gain distribution received	1,734,372	—	—
Change in unrealized appreciation (depreciation) on investments	(824,727)	3,028	14,226,534

Net gain (loss) on investments	1,022,879	4	14,997,774

Net increase (decrease) in net assets resulting from operations	$2,272,787	$(17,600)	$16,560,095

Not all investment options are available under all policies.

(a)	For the period May 1, 2012 (commencement of Investment Division) through December 31, 2012.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

MainStay VP Convertible— Initial Class	MainStay VP DFA/DuPont Capital Emerging Markets Equity— Initial Class	MainStay VP Eagle Small Cap Growth— Initial Class	MainStay VP Floating Rate— Initial Class	MainStay VP Government— Initial Class	MainStay VP Growth Equity— Initial Class	MainStay VP High Yield Corporate Bond— Initial Class

$1,171,108	$13,881,591	$5,408,172	$1,253,538	$2,840,575	$6,749,043	$29,606,316
—	—	—	5,264	—	—	—
—	39,260	—	—	—	—	311
—	(142)	—	(5,264)	—	—	(311)

11	8	—	—	—	6	4

$1,171,097	$13,920,701	$5,408,172	$1,253,538	$2,840,575	$6,749,037	$29,606,312

100,135	1,371,943	541,066	133,976	239,890	244,184	2,905,433

$11.70	$10.12	$10.00	$9.32	$11.84	$27.64	$10.19

64,717	1,324,621	537,440	94,821	186,027	491,047	1,554,008

$14.94 to $19.72	$10.49 to $10.51	$10.06 to $10.06	$13.22 to $13.22	$15.27 to $15.27	$12.82 to $13.78	$19.02 to $27.25

$1,111,068	$13,033,081	$5,309,658	$1,227,906	$2,829,369	$5,390,082	$28,397,938

MainStay VP Convertible— Initial Class	MainStay VP DFA/DuPont Capital Emerging Markets Equity— Initial Class(a)	MainStay VP Eagle Small Cap Growth— Initial Class(a)	MainStay VP Floating Rate— Initial Class	MainStay VP Government— Initial Class	MainStay VP Growth Equity— Initial Class	MainStay VP High Yield Corporate Bond— Initial Class

$33,524	$—	$—	$46,088	$73,822	$28,292	$1,538,351
(1,334)	(598)	—	—	—	(813)	(360)

32,190	(598)	—	46,088	73,822	27,479	1,537,991

72,985	3,266,151	3,466,166	77,581	462,701	1,150,698	4,089,684
(77,880)	(3,367,564)	(3,540,451)	(73,060)	(448,560)	(758,262)	(3,812,428)

(4,895)	(101,413)	(74,285)	4,521	14,141	392,436	277,256
4,216	—	—	—	—	—	—
46,368	848,368	98,514	25,226	11,618	576,459	1,442,195

45,689	746,955	24,229	29,747	25,759	968,895	1,719,451

$77,879	$746,357	$24,229	$75,835	$99,581	$996,374	$3,257,442

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Statement of Assets and Liabilities (Continued)

As of December 31, 2012

	MainStay VP ICAP Select Equity— Initial Class	MainStay VP Income Builder— Initial Class	MainStay VP International Equity— Initial Class

ASSETS:
Investment at net asset value	$246,712,530	$7,267,512	$41,285,835
Dividends due and accrued	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	608	—	—
Net receivable from (payable to) the Fund for shares sold or purchased	(608)	—	—

LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	4,730	178	766

Total net assets	$246,707,800	$7,267,334	$41,285,069

Total shares outstanding	17,933,170	464,989	3,401,611

Net asset value per share (NAV)	$13.76	$15.63	$12.14

Total units outstanding	13,966,930	532,362	2,356,522

Variable accumulation unit value (lowest to highest)	$15.72 to $17.79	$13.65 to $13.65	$16.08 to $20.27

Identified cost of investment	$226,147,547	$6,792,390	$43,986,990

Statement of Operations (Continued) For the year ended December 31, 2012
	MainStay VP ICAP Select Equity— Initial Class	MainStay VP Income Builder— Initial Class	MainStay VP International Equity— Initial Class

INVESTMENT INCOME (LOSS):
Dividend income	$5,099,137	$297,969	$722,825
Mortality and expense risk charges	(558,151)	(20,851)	(90,485)

Net investment income (loss)	4,540,986	277,118	632,340

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	5,187,362	666,914	7,361,021
Cost of investments sold	(4,765,426)	(654,111)	(7,810,397)

Net realized gain (loss) on investments	421,936	12,803	(449,376)
Realized gain distribution received	—	—	—
Change in unrealized appreciation (depreciation) on investments	28,085,268	638,548	7,070,723

Net gain (loss) on investments	28,507,204	651,351	6,621,347

Net increase (decrease) in net assets resulting from operations	$33,048,190	$928,469	$7,253,687

(a)	For the period May 1,2012 (commencement to Investment Division) through December 31, 2012.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

MainStay VP Janus Balanced— Initial Class	MainStay VP Large Cap Growth— Initial Class	MainStay VP MFS® Utilities— Initial Class	MainStay VP Mid Cap Core— Initial Class	MainStay VP S&P 500 Index— Initial Class	MainStay VP T. Rowe Price Equity Income— Initial Class	MainStay VP U.S. Small Cap— Initial Class

$8,336,311	$78,704	$2,846,491	$56,233,851	$151,723,189	$23,560,235	$6,752,984
—	—	—	—	—	—	—
21,000	—	—	—	—	(48,623)	265
—	—	—	—	—	112,595	(265)

42	2	2	1,026	3,218	29	—

$8,357,269	$78,702	$2,846,489	$56,232,825	$151,719,971	$23,624,178	$6,752,984

790,191	4,664	261,272	4,596,861	5,244,135	2,194,585	671,070

$10.55	$16.88	$10.89	$12.23	$28.93	$10.79	$10.06

809,614	8,904	266,639	2,362,697	10,090,903	2,246,081	470,275

$10.31 to $10.33	$8.51 to $14.96	$10.66 to $10.68	$18.40 to $24.54	$14.82 to $15.42	$10.55 to $10.57	$14.36 to $14.36

$8,059,438	$51,717	$2,660,263	$51,791,569	$134,999,143	$22,342,627	$5,523,836

MainStay VP Janus Balanced— Initial Class(a)	MainStay VP Large Cap Growth— Initial Class	MainStay VP MFS® Utilities— Initial Class(a)	MainStay VP Mid Cap Core— Initial Class	MainStay VP S&P 500 Index— Initial Class	MainStay VP T. Rowe Price Equity Income— Initial Class(a)	MainStay VP U.S. Small Cap— Initial Class

$—	$—	$—	$416,775	$2,490,477	$—	$31,372
(3,383)	(223)	(146)	(120,566)	(391,760)	(2,338)	—

(3,383)	(223)	(146)	296,209	2,098,717	(2,338)	31,372

3,884,074	7,371	421,089	2,281,943	8,427,638	4,233,301	1,562,969
(3,840,538)	(4,884)	(416,012)	(2,051,657)	(7,448,824)	(4,268,331)	(1,303,144)

43,536	2,487	5,077	230,286	978,814	(35,030)	259,825
—	—	—	4,397,136	—	—	—
276,873	6,993	186,228	3,449,199	17,615,039	1,330,203	551,012

320,409	9,480	191,305	8,076,621	18,593,853	1,295,173	810,837

$317,026	$9,257	$191,159	$8,372,830	$20,692,570	$1,292,835	$842,209

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Statement of Assets and Liabilities (Continued)

As of December 31, 2012

	MainStay VP Van Eck Global Hard Assets— Initial Class	Alger Small Cap Growth Portfolio— Class I-2 Shares	Alger SMid Cap Growth Portfolio— Class I-2 Shares

ASSETS:
Investment at net asset value	$2,982,918	$—	$298,320
Dividends due and accrued	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	261	—	—
Net receivable from (payable to) the Fund for shares sold or purchased	(261)	—	—

LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	—	—	—

Total net assets	$2,982,918	$—	$298,320

Total shares outstanding	328,418	—	33,073

Net asset value per share (NAV)	$9.08	$—	$9.02

Total units outstanding	307,744	—	27,951

Variable accumulation unit value (lowest to highest)	$9.69 to $9.69	$—	$10.67 to $10.67

Identified cost of investment	$2,999,112	$—	$305,812

Statement of Operations (Continued) For the year ended December 31, 2012
	MainStay VP Van Eck Global Hard Assets— Initial Class(a)	Alger Small Cap Growth Portfolio— Class I-2 Shares	Alger SMid Cap Growth Portfolio— Class I-2 Shares

INVESTMENT INCOME (LOSS):
Dividend income	$—	$—	$—
Mortality and expense risk charges	—	—	—

Net investment income (loss)	—	—	—

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	169,752	14,409	36,150
Cost of investments sold	(177,881)	(12,229)	(35,697)

Net realized gain (loss) on investments	(8,129)	2,180	453
Realized gain distribution received	—	—	17,716
Change in unrealized appreciation (depreciation) on investments	(16,455)	(589)	2,967

Net gain (loss) on investments	(24,584)	1,591	21,136

Net increase (decrease) in net assets resulting from operations	$(24,584)	$1,591	$21,136

(a)	For the period May 1, 2012 (commencement of Investment Division) through December 31, 2012.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

AllianceBernstein® VPS International Value Portfolio— Class A Shares	AllianceBernstein® VPS Small/Mid Cap Value Portfolio— Class A Shares	American Century VP Inflation Protection— Class II Shares	American Century VP Value— Class II Shares	American Funds Asset Allocation Fund— Class 2 Shares	American Funds Global Growth Fund— Class 1 Shares	American Funds Global Small Capitalization Fund— Class 2 Shares

$22,385	$3,384,585	$327,946	$3,429,852	$889,296	$973,260	$1,014,438
—	—	—	—	—	—	—
—	184	—	47	—	11	—
—	(184)	—	(47)	—	(11)	—

—	—	—	14	—	—	—

$22,385	$3,384,585	$327,946	$3,429,838	$889,296	$973,260	$1,014,438

1,727	191,534	27,261	525,238	48,569	41,274	51,079

$12.96	$17.67	$12.03	$6.53	$18.31	$23.58	$19.86

3,964	254,221	31,414	252,631	71,763	77,428	93,426

$5.65 to $5.65	$13.31 to $13.31	$10.44 to $10.44	$13.38 to $14.44	$12.39 to $12.39	$12.57 to $12.57	$7.74 to $10.87

$22,227	$3,087,972	$327,682	$3,230,180	$825,127	$849,947	$959,377

AllianceBernstein® VPS International Value Portfolio— Class A Shares	AllianceBernstein® VPS Small/Mid Cap Value Portfolio— Class A Shares	American Century VP Inflation Protection— Class II Shares(a)	American Century VP Value— Class II Shares	American Funds Asset Allocation Fund— Class 2 Shares	American Funds Global Growth Fund— Class 1 Shares	American Funds Global Small Capitalization Fund— Class 2 Shares

$348	$18,722	$3,018	$58,962	$15,567	$10,601	$17,811
—	—	—	(1,658)	—	—	(7)

348	18,722	3,018	57,304	15,567	10,601	17,804

655,447	542,430	799	611,712	158,320	259,680	630,721
(791,766)	(425,653)	(793)	(514,025)	(136,679)	(240,993)	(703,997)

(136,319)	116,777	6	97,687	21,641	18,687	(73,276)
—	109,109	—	—	—	—	—
123,092	240,855	263	259,578	54,700	152,467	197,385

(13,227)	466,741	269	357,265	76,341	171,154	124,109

$(12,879)	$485,463	$3,287	$414,569	$91,908	$181,755	$141,913

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Statement of Assets and Liabilities (Continued)

As of December 31, 2012

	American Funds Growth Fund— Class 2 Shares	American Funds Growth-Income Fund— Class 2 Shares	American Funds International Fund— Class 2 Shares

ASSETS:
Investment at net asset value	$9,315,970	$700,944	$14,518,319
Dividends due and accrued	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	(5,789)	349	385
Net receivable from (payable to) the Fund for shares sold or purchased	5,789	(349)	(385)

LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	—	—	—

Total net assets	$9,315,970	$700,944	$14,518,319

Total shares outstanding	154,206	18,321	823,946

Net asset value per share (NAV)	$60.45	$38.24	$17.62

Total units outstanding	796,578	67,939	1,355,118

Variable accumulation unit value (lowest to highest)	$11.70 to $11.70	$10.31 to $10.31	$10.71 to $10.71

Identified cost of investment	$8,223,710	$590,006	$13,774,967

Statement of Operations (Continued) For the year ended December 31, 2012
	American Funds Growth Fund— Class 2 Shares	American Funds Growth-Income Fund— Class 2 Shares	American Funds International Fund— Class 2 Shares

INVESTMENT INCOME (LOSS):
Dividend income	$72,348	$10,969	$205,229
Mortality and expense risk charges	—	—	—

Net investment income (loss)	72,348	10,969	205,229

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	1,267,210	65,944	3,385,452
Cost of investments sold	(992,204)	(43,710)	(3,255,019)

Net realized gain (loss) on investments	275,006	22,234	130,433
Realized gain distribution received	—	—	—
Change in unrealized appreciation (depreciation) on investments	965,206	69,792	1,671,068

Net gain (loss) on investments	1,240,212	92,026	1,801,501

Net increase (decrease) in net assets resulting from operations	$1,312,560	$102,995	$2,006,730

(a)	For the period May 1, 2012 (commencement of Investment Division) through December 31, 2012.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Calvert VP SRI Balanced Portfolio	Davis Value Portfolio	Delaware VIP® International Value Equity Series— Standard Class	Delaware VIP® Small Cap Value Series— Standard Class	Dreyfus IP Technology Growth Portfolio— Initial Shares	Dreyfus VIF Opportunistic Small Cap Portfolio— Initial Shares	DWS Dreman Small Mid Cap Value VIP— Class A Shares

$—	$467,657	$2,860,840	$3,645,784	$2,469,345	$17,777	$1,917,338
—	—	—	—	—	—	—
—	—	—	(149,126)	9	—	—
—	—	—	149,126	(9)	—	—

—	—	—	—	—	—	—

$—	$467,657	$2,860,840	$3,645,784	$2,469,345	$17,777	$1,917,338

—	42,787	283,532	114,511	178,420	561	150,026

$—	$10.93	$10.09	$33.14	$13.84	$31.66	$12.78

—	41,179	404,860	369,185	159,547	1,649	181,678

$—	$11.34 to $11.34	$7.07 to $7.07	$10.28 to $10.28	$15.48 to $15.48	$10.77 to $10.77	$10.55 to $10.55

$—	$495,544	$2,799,725	$3,663,995	$1,979,757	$19,862	$1,721,445

Calvert VP SRI Balanced Portfolio	Davis Value Portfolio	Delaware VIP® International Value Equity Series— Standard Class	Delaware VIP® Small Cap Value Series— Standard Class(a)	Dreyfus IP Technology Growth Portfolio— Initial Shares	Dreyfus VIF Opportunistic Small Cap Portfolio— Initial Shares	DWS Dreman Small Mid Cap Value VIP— Class A Shares

$—	$7,663	$47,256	$—	$—	$—	$37,764
—	—	—	—	—	—	—

—	7,663	47,256	—	—	—	37,764

15,701	296,280	558,644	132,767	127,996	790	2,076,700
(15,561)	(307,361)	(622,382)	(136,915)	(85,213)	(1,038)	(1,888,997)

140	(11,081)	(63,738)	(4,148)	42,783	(248)	187,703
—	28,095	—	—	—	—	—
1,298	28,534	345,831	130,915	257,933	3,291	108,812

1,438	45,548	282,093	126,767	300,716	3,043	296,515

$1,438	$53,211	$329,349	$126,767	$300,716	$3,043	$334,279

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Statement of Assets and Liabilities (Continued)

As of December 31, 2012

	DWS Global Small Cap Growth VIP— Class A Shares	DWS Small Cap Index VIP— Class A Shares	Fidelity® VIP Contrafund® Portfolio— Initial Class

ASSETS:
Investment at net asset value	$6,024	$12,817,350	$25,844,501
Dividends due and accrued	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	—	174	238
Net receivable from (payable to) the Fund for shares sold or purchased	—	(174)	(238)

LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	—	—	30

Total net assets	$6,024	$12,817,350	$25,844,471

Total shares outstanding	437	945,219	977,468

Net asset value per share (NAV)	$13.78	$13.56	$26.44

Total units outstanding	590	811,307	1,448,795

Variable accumulation unit value (lowest to highest)	$10.21 to $10.21	$15.80 to $15.80	$17.66 to $23.73

Identified cost of investment	$6,086	$11,083,495	$22,827,114

Statement of Operations (Continued) For the year ended December 31, 2012
	DWS Global Small Cap Growth VIP— Class A Shares	DWS Small Cap Index VIP— Class A Shares	Fidelity® VIP Contrafund® Portfolio— Initial Class

INVESTMENT INCOME (LOSS):
Dividend income	$49	$103,915	$345,821
Mortality and expense risk charges	—	—	(3,607)

Net investment income (loss)	49	103,915	342,214

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	112,983	3,271,542	8,413,942
Cost of investments sold	(124,485)	(2,213,445)	(4,984,443)

Net realized gain (loss) on investments	(11,502)	1,058,097	3,429,499
Realized gain distribution received	382	2,756	—
Change in unrealized appreciation (depreciation) on investments	13,164	590,051	190,158

Net gain (loss) on investments	2,044	1,650,904	3,619,657

Net increase (decrease) in net assets resulting from operations	$2,093	$1,754,819	$3,961,871

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Fidelity® VIP Equity-Income Portfolio— Initial Class	Fidelity® VIP Freedom 2010 Portfolio— Initial Class	Fidelity® VIP Freedom 2020 Portfolio— Initial Class	Fidelity® VIP Freedom 2030 Portfolio— Initial Class	Fidelity® VIP Freedom 2040 Portfolio— Initial Class	Fidelity® VIP Growth Portfolio— Initial Class	Fidelity® VIP Index 500 Portfolio— Initial Class

$5,037,341	$7,977,240	$12,817,929	$6,529,575	$1,532,553	$1,647,979	$60,471,172
—	—	—	—	—	—	—
—	(336,412)	(73,112)	(314,499)	(56,160)	—	2,300
—	336,412	73,112	314,499	56,160	—	(2,300)

—	—	—	—	—	—	3

$5,037,341	$7,977,240	$12,817,929	$6,529,575	$1,532,553	$1,647,979	$60,471,169

252,625	745,619	1,149,959	629,051	105,703	39,191	417,257

$19.94	$11.15	$11.21	$10.88	$15.03	$42.05	$144.92

353,681	591,986	935,956	522,363	118,430	119,710	4,051,444

$14.24 to $17.31	$14.04 to $14.04	$12.11 to $13.77	$13.10 to $13.10	$13.41 to $13.41	$13.77 to $14.12	$14.93 to $18.13

$4,141,000	$8,103,493	$12,405,256	$5,978,671	$1,558,593	$1,510,878	$54,510,717

Fidelity® VIP Equity-Income Portfolio— Initial Class	Fidelity® VIP Freedom 2010 Portfolio— Initial Class	Fidelity® VIP Freedom 2020 Portfolio— Initial Class	Fidelity® VIP Freedom 2030 Portfolio— Initial Class	Fidelity® VIP Freedom 2040 Portfolio— Initial Class	Fidelity® VIP Growth Portfolio— Initial Class	Fidelity® VIP Index 500 Portfolio— Initial Class

$152,491	$153,983	$256,276	$140,834	$29,678	$9,898	$1,238,637
(9)	—	(12)	—	—	(36)	(330)

152,482	153,983	256,264	140,834	29,678	9,862	1,238,307

525,179	637,290	2,822,070	1,368,084	1,050,788	346,796	19,803,992
(345,260)	(512,153)	(2,263,135)	(878,414)	(1,047,123)	(241,729)	(17,442,758)

179,919	125,137	558,935	489,670	3,665	105,067	2,361,234
295,287	87,579	136,556	55,025	6,775	—	741,162
78,585	199,140	329,827	177,481	102,503	65,813	4,151,544

553,791	411,856	1,025,318	722,176	112,943	170,880	7,253,940

$706,273	$565,839	$1,281,582	$863,010	$142,621	$180,742	$8,492,247

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Statement of Assets and Liabilities (Continued)

As of December 31, 2012

	Fidelity® VIP Investment Grade Bond Portfolio— Initial Class	Fidelity® VIP Mid Cap Portfolio— Initial Class	Fidelity® VIP Money Market Portfolio— Initial Class

ASSETS:
Investment at net asset value	$10,050,067	$25,925,869	$37,529,032
Dividends due and accrued	—	—	2,795
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	—	485	1,265,122
Net receivable from (payable to) the Fund for shares sold or purchased	—	(485)	(1,267,917)

LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	31	19	—

Total net assets	$10,050,036	$25,925,850	$37,529,032

Total shares outstanding	769,530	848,621	36,261,115

Net asset value per share (NAV)	$13.06	$30.55	$1.00

Total units outstanding	625,362	1,283,188	3,602,656

Variable accumulation unit value (lowest to highest)	$15.80 to $17.76	$20.05 to $25.23	$10.07 to $10.07

Identified cost of investment	$10,034,138	$26,775,569	$36,261,115

Statement of Operations (Continued) For the year ended December 31, 2012
	Fidelity® VIP Investment Grade Bond Portfolio— Initial Class	Fidelity® VIP Mid Cap Portfolio— Initial Class	Fidelity® VIP Money Market Portfolio— Initial Class

INVESTMENT INCOME (LOSS):
Dividend income	$230,862	$160,393	$41,532
Mortality and expense risk charges	(3,753)	(2,281)	—

Net investment income (loss)	227,109	158,112	41,532

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	6,056,436	13,839,504	20,390,115
Cost of investments sold	(5,603,932)	(11,911,621)	(20,390,115)

Net realized gain (loss) on investments	452,504	1,927,883	—
Realized gain distribution received	291,956	2,032,725	—
Change in unrealized appreciation (depreciation) on investments	(190,070)	(164,465)	—

Net gain (loss) on investments	554,390	3,796,143	—

Net increase (decrease) in net assets resulting from operations	$781,499	$3,954,255	$41,532

(a)	For the period May 1, 2012 (commencement of Investment Division) through December 31, 2012.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Fidelity® VIP Overseas Portfolio— Initial Class	Fidelity® VIP Value Leaders Portfolio— Initial Class	Fidelity® VIP Value Strategies Portfolio— Service Class 2	ING Russell™ Mid Cap Index Portfolio-I	Invesco V.I. Global Real Estate Fund— Series I Shares	Invesco V.I. International Growth Fund— Series I Shares	Invesco V.I. Mid Cap Core Equity Fund— Series I Shares

$9,191,027	$3,747	$402,732	$4,325,749	$2,984,841	$10,232,707	$394,299
—	—	—	—	—	—	—
—	—	—	10	—	17,636	—
—	—	—	(10)	—	(17,636)	—

—	—	—	—	2	—	—

$9,191,027	$3,747	$402,732	$4,325,749	$2,984,839	$10,232,707	$394,299

571,226	364	36,023	347,449	192,944	340,162	31,023

$16.09	$10.30	$11.18	$12.45	$15.47	$30.03	$12.71

662,572	255	24,199	417,981	250,035	771,471	34,908

$10.96 to $13.88	$14.71 to $14.71	$16.64 to $16.64	$10.35 to $10.35	$10.55 to $11.99	$13.24 to $13.24	$11.30 to $11.30

$8,600,744	$3,690	$325,416	$4,231,514	$2,456,908	$9,323,990	$372,048

Fidelity® VIP Overseas Portfolio— Initial Class	Fidelity® VIP Value Leaders Portfolio— Initial Class	Fidelity®VIP Value Strategies Portfolio— Service Class 2	ING Russell™ Mid Cap Index Portfolio-I(a)	Invesco V.I. Global Real Estate Fund— Series I Shares	Invesco V.I. International Growth Fund— Series I Shares	Invesco V.I. Mid Cap Core Equity Fund— Series I Shares

$172,108	$88	$1,401	$—	$15,146	$140,641	$244
(20)	—	—	—	(200)	—	—

172,088	88	1,401	—	14,946	140,641	244

5,959,025	3,401	27,976	29,948	372,709	2,914,004	3,287,190
(5,919,117)	(3,251)	(19,416)	(27,705)	(328,751)	(2,259,827)	(3,078,313)

39,908	150	8,560	2,243	43,958	654,177	208,877
29,616	—	—	—	—	—	3,169
1,432,321	313	69,733	94,224	555,028	447,267	100,302

1,501,845	463	78,293	96,467	598,986	1,101,444	312,348

$1,673,933	$551	$79,694	$96,467	$613,932	$1,242,085	$312,592

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Statement of Assets and Liabilities (Continued)

As of December 31, 2012

	Invesco Van Kampen V.I. American Value Fund— Series I Shares	Janus Aspen Balanced Portfolio— Institutional Shares	Janus Aspen Enterprise Portfolio— Institutional Shares

ASSETS:
Investment at net asset value	$4,516,601	$—	$4,866,890
Dividends due and accrued	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	(95,146)	—	—
Net receivable from (payable to) the Fund for shares sold or purchased	95,146	—	—

LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	—	—	—

Total net assets	$4,516,601	$—	$4,866,890

Total shares outstanding	309,306	—	108,709

Net asset value per share (NAV)	$14.91	$—	$44.77

Total units outstanding	190,221	—	235,292

Variable accumulation unit value (lowest to highest)	$24.24 to $24.24	$—	$20.69 to $20.69

Identified cost of investment	$4,159,217	$—	$4,329,423

Statement of Operations (Continued) For the year ended December 31, 2012
	Invesco Van Kampen V.I. American Value Fund— Series I Shares	Janus Aspen Balanced Portfolio— Institutional Shares	Janus Aspen Enterprise Portfolio— Institutional Shares

INVESTMENT INCOME (LOSS):
Dividend income	$27,897	$—	$—
Mortality and expense risk charges	—	(1,681)	—

Net investment income (loss)	27,897	(1,681)	—

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	326,225	11,201,405	1,889,659
Cost of investments sold	(253,920)	(10,274,810)	(1,383,720)

Net realized gain (loss) on investments	72,305	926,595	505,939
Realized gain distribution received	—	—	—
Change in unrealized appreciation (depreciation) on investments	321,836	(1,328)	235,856

Net gain (loss) on investments	394,141	925,267	741,795

Net increase (decrease) in net assets resulting from operations	$422,038	$923,586	$741,795

(a)	For the period May 1, 2012 (commencement of Investment Division) through December 31, 2012.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Janus Aspen Forty Portfolio— Institutional Shares	Janus Aspen Worldwide Portfolio— Institutional Shares	Lazard Retirement International Equity Portfolio— Service Shares	Lord Abbett Series Fund- Mid Cap Stock Portfolio— Class VC	LVIP Baron Growth Opportunities Fund— Service Class	LVIP SSgA Bond Index Fund— Standard Class	LVIP SSgA Emerging Markets 100 Fund— Standard Class

$2,697,140	$398,450	$3,592,522	$4,614,791	$7,547,975	$4,873,412	$421,048
—	—	—	—	—	—	—
392	—	67	149	522	—	229
(392)	—	(67)	(149)	(522)	—	(229)

—	4	3	1	—	—	—

$2,697,140	$398,446	$3,592,519	$4,614,790	$7,547,975	$4,873,412	$421,048

65,855	12,962	323,063	255,659	215,125	421,175	40,281

$40.95	$30.74	$11.12	$18.05	$35.08	$11.57	$10.45

174,020	31,596	267,934	307,691	481,090	474,845	41,415

$15.50 to $15.50	$12.21 to $13.10	$11.16 to $13.53	$14.99 to $18.92	$11.85 to $15.69	$10.26 to $10.26	$10.16 to $10.16

$2,536,021	$374,587	$3,291,459	$4,036,129	$7,212,136	$4,973,527	$412,223

Janus Aspen Forty Portfolio— Institutional Shares	Janus Aspen Worldwide Portfolio— Institutional Shares	Lazard Retirement International Equity Portfolio— Service Shares	Lord Abbett Series Fund- Mid Cap Stock Portfolio— Class VC	LVIP Baron Growth Opportunities Fund— Service Class	LVIP SSgA Bond Index Fund— Standard Class(a)	LVIP SSgA Emerging Markets 100 Fund— Standard Class(a)

$33,591	$3,172	$55,138	$30,067	$83,996	$117,928	$10,026
—	(494)	(337)	(71)	(18)	—	—

33,591	2,678	54,801	29,996	83,978	117,928	10,026

8,123,303	69,744	1,032,523	1,525,374	2,969,679	14,560	28,247
(7,364,127)	(73,525)	(1,036,856)	(1,168,224)	(2,399,310)	(14,531)	(28,949)

759,176	(3,781)	(4,333)	357,150	570,369	29	(702)
—	—	—	—	273,481	—	11,533
506,710	67,016	495,664	307,871	(2,179)	(100,115)	8,596

1,265,886	63,235	491,331	665,021	841,671	(100,086)	19,427

$1,299,477	$65,913	$546,132	$695,017	$925,649	$17,842	$29,453

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Statement of Assets and Liabilities (Continued)

As of December 31, 2012

	LVIP SSgA International Index Fund— Standard Class	MFS® Global Tactical Allocation— Initial Class	MFS® International Value Portfolio— Initial Class

ASSETS:
Investment at net asset value	$2,071,099	$309,084	$4,431,464
Dividends due and accrued	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	—	—	21
Net receivable from (payable to) the Fund for shares sold or purchased	—	—	(21)

LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	—	—	—

Total net assets	$2,071,099	$309,084	$4,431,464

Total shares outstanding	260,778	20,228	255,415

Net asset value per share (NAV)	$7.94	$15.28	$17.35

Total units outstanding	190,911	26,540	375,239

Variable accumulation unit value (lowest to highest)	$10.85 to $10.85	$11.65 to $11.65	$11.81 to $11.81

Identified cost of investment	$2,015,659	$296,610	$4,155,712

Statement of Operations (Continued) For the year ended December 31, 2012
	LVIP SSgA International Index Fund— Standard Class(a)	MFS® Global Tactical Allocation— Initial Class	MFS® International Value Portfolio— Initial Class

INVESTMENT INCOME (LOSS):
Dividend income	$37,377	$5,197	$52,095
Mortality and expense risk charges	—	—	—

Net investment income (loss)	37,377	5,197	52,095

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	5,408	16,736	276,365
Cost of investments sold	(5,436)	(16,435)	(269,963)

Net realized gain (loss) on investments	(28)	301	6,402
Realized gain distribution received	—	—	—
Change in unrealized appreciation (depreciation) on investments	55,440	12,612	275,732

Net gain (loss) on investments	55,412	12,913	282,134

Net increase (decrease) in net assets resulting from operations	$92,789	$18,110	$334,229

(a)	For the period May 1, 2012 (commencement of Investment Division) through December 31, 2012.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

MFS® Investors Trust Series— Initial Class	MFS® New Discovery Series— Initial Class	MFS® Utilities Series— Initial Class	MFS® Value Series— Initial Class	Neuberger Berman AMT Large Cap Value Portfolio— Class I Shares	Oppenheimer Capital Appreciation Fund/VA— Non-Service Shares	Oppenheimer Core Bond Fund/VA— Non-Service Shares

$73,915	$10,465	$—	$12,667,109	$434,428	$107,328	$1,277
—	—	—	—	—	—	—
—	—	—	17	—	—	—
—	—	—	(17)	—	—	—

2	—	—	—	—	—	—

$73,913	$10,465	$—	$12,667,109	$434,428	$107,328	$1,277

3,224	666	—	879,659	37,451	2,382	155

$22.93	$15.72	$—	$14.40	$11.60	$45.06	$8.26

3,977	585	—	819,737	45,916	9,864	119

$18.57 to $18.57	$17.83 to $17.83	$—	$15.45 to $15.45	$9.46 to $9.46	$10.88 to $10.88	$10.90 to $10.90

$59,844	$9,922	$—	$11,123,516	$407,466	$92,074	$1,211

MFS® Investors Trust Series— Initial Class	MFS® New Discovery Series— Initial Class	MFS® Utilities Series— Initial Class	MFS® Value Series— Initial Class	Neuberger Berman AMT Large Cap Value Portfolio— Class I Shares	Oppenheimer Capital Appreciation Fund/VA— Non-Service Shares	Oppenheimer Core Bond Fund/VA— Non-Service Shares

$625	$—	$—	$205,950	$1,228	$709	$62
(176)	—	(67)	—	—	—	—

449	—	(67)	205,950	1,228	709	62

1,197	610	2,681,441	5,119,916	69,708	6,794	72
(987)	(609)	(2,249,398)	(4,675,182)	(64,139)	(6,016)	(70)

210	1	432,043	444,734	5,569	778	2
—	938	—	95,473	—	—	—
11,187	939	(280,205)	1,098,443	44,611	12,276	59

11,397	1,878	151,838	1,638,650	50,180	13,054	61

$11,846	$1,878	$151,771	$1,844,600	$51,408	$13,763	$123

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Statement of Assets and Liabilities (Continued)

As of December 31, 2012

	PIMCO Global Bond Portfolio (Unhedged)— Administrative Class Shares	PIMCO High Yield Portfolio— Administrative Class Shares	PIMCO Long-Term U.S. Government Portfolio— Administrative Class Shares

ASSETS:
Investment at net asset value	$4,165,346	$1,886,150	$3,896,549
Dividends due and accrued	4,695	8,789	6,095
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	267	(6,182)	264
Net receivable from (payable to) the Fund for shares sold or purchased	(4,962)	(2,607)	(6,359)

LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	—	—	—

Total net assets	$4,165,346	$1,886,150	$3,896,549

Total shares outstanding	303,235	233,690	314,995

Net asset value per share (NAV)	$13.72	$8.06	$12.35

Total units outstanding	286,655	146,391	195,669

Variable accumulation unit value (lowest to highest)	$14.53 to $14.53	$12.93 to $12.93	$19.91 to $19.91

Identified cost of investment	$4,304,269	$1,810,253	$4,306,907

Statement of Operations (Continued) For the year ended December 31, 2012
	PIMCO Global Bond Portfolio (Unhedged)— Administrative Class Shares	PIMCO High Yield Portfolio— Administrative Class Shares	PIMCO Long-Term U.S. Government Portfolio— Administrative Class Shares

INVESTMENT INCOME (LOSS):
Dividend income	$54,292	$78,377	$35,629
Mortality and expense risk charges	—	—	—

Net investment income (loss)	54,292	78,377	35,629

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	2,443,430	1,000,310	68,579
Cost of investments sold	(2,397,875)	(994,286)	(54,524)

Net realized gain (loss) on investments	45,555	6,024	14,055
Realized gain distribution received	238,949	—	379,339
Change in unrealized appreciation (depreciation) on investments	(122,516)	92,590	(447,645)

Net gain (loss) on investments	161,988	98,614	(54,251)

Net increase (decrease) in net assets resulting from operations	$216,280	$176,991	$(18,622)

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

PIMCO Low Duration Portfolio— Administrative Class Shares	PIMCO Real Return Portfolio— Administrative Class Shares	PIMCO Total Return Portfolio— Administrative Class Shares	Royce Micro-Cap Portfolio— Investment Class	Royce Small-Cap Portfolio— Investment Class	T. Rowe Price Blue Chip Growth Portfolio	T. Rowe Price Equity Income Portfolio

$4,713,457	$20,462,846	$59,287,433	$5,712,210	$—	$18,862,388	$—
7,542	4,495	101,833	—	—	—	—
68	81	633	371	—	362	—
(7,610)	(4,576)	(102,466)	(371)	—	(362)	—

—	—	—	1	—	—	—

$4,713,457	$20,462,846	$59,287,433	$5,712,209	$—	$18,862,388	$—

436,541	1,435,668	5,124,239	521,629	—	1,402,381	—

$10.78	$14.25	$11.55	$10.95	$—	$13.45	$—

327,656	1,225,501	3,375,655	334,673	—	1,150,313	—

$14.39 to $14.39	$16.33 to $16.67	$14.67 to $17.57	$16.73 to $17.08	$—	$16.40 to $16.40	$—

$4,625,387	$20,264,879	$58,163,768	$5,556,907	$—	$15,912,487	$—

PIMCO Low Duration Portfolio— Administrative Class Shares	PIMCO Real Return Portfolio— Administrative Class Shares	PIMCO Total Return Portfolio— Administrative Class Shares	Royce Micro-Cap Portfolio— Investment Class	Royce Small-Cap Portfolio— Investment Class	T. Rowe Price Blue Chip Growth Portfolio	T. Rowe Price Equity Income Portfolio

$68,519	$187,161	$1,313,782	$—	$—	$28,038	$120,674
—	(7)	(20)	(143)	—	—	(1,185)

68,519	187,154	1,313,762	(143)	—	28,038	119,489

1,775,001	4,834,191	19,349,368	1,653,870	10,167,947	4,301,875	26,677,467
(1,742,405)	(4,313,106)	(18,825,927)	(1,498,811)	(9,419,554)	(2,365,971)	(24,147,636)

32,596	521,085	523,441	155,059	748,393	1,935,904	2,529,831
—	1,022,788	1,115,907	124,252	—	—	—
95,260	(334,042)	1,654,875	169,972	(75,640)	862,258	(579,775)

127,856	1,209,831	3,294,223	449,283	672,753	2,798,162	1,950,056

$196,375	$1,396,985	$4,607,985	$449,140	$672,753	$2,826,200	$2,069,545

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Statement of Assets and Liabilities (Continued)

As of December 31, 2012

	T. Rowe Price Index 500 Portfolio	T. Rowe Price International Stock Portfolio	T. Rowe Price Limited- Term Bond Portfolio

ASSETS:
Investment at net asset value	$554,895	$2,727,332	$5,804,029
Dividends due and accrued	—	—	8,112
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	—	741	—
Net receivable from (payable to) the Fund for shares sold or purchased	—	(741)	(8,112)

LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	—	14	—

Total net assets	$554,895	$2,727,318	$5,804,029

Total shares outstanding	51,284	196,158	1,163,839

Net asset value per share (NAV)	$10.82	$13.90	$4.98

Total units outstanding	40,633	169,650	437,826

Variable accumulation unit value (lowest to highest)	$13.66 to $13.66	$15.94 to $16.12	$13.26 to $13.76

Identified cost of investment	$491,047	$2,533,876	$5,802,162

Statement of Operations (Continued) For the year ended December 31, 2012
	T. Rowe Price Index 500 Portfolio	T. Rowe Price International Stock Portfolio	T. Rowe Price Limited- Term Bond Portfolio

INVESTMENT INCOME (LOSS):
Dividend income	$11,014	$32,819	$120,773
Mortality and expense risk charges	—	(1,611)	(13)

Net investment income (loss)	11,014	31,208	120,760

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	176,573	3,674,989	5,485,698
Cost of investments sold	(123,638)	(3,362,524)	(5,506,248)

Net realized gain (loss) on investments	52,935	312,465	(20,550)
Realized gain distribution received	—	—	11,604
Change in unrealized appreciation (depreciation) on investments	17,494	443,639	42,482

Net gain (loss) on investments	70,429	756,104	33,536

Net increase (decrease) in net assets resulting from operations	$81,443	$787,312	$154,296

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

T. Rowe Price New America Growth Portfolio	T. Rowe Price Personal Strategy Balanced Portfolio	TOPS™ Capital Preservation ETF Portfolio— Class 2 Shares	TOPS™ Protected Balanced ETF Portfolio— Class 2 Shares	TOPS™ Protected Growth ETF Portfolio— Class 2 Shares	TOPS™ Protected Moderate Growth ETF Portfolio— Class 2 Shares	UIF Emerging Markets Debt Portfolio— Class I

$7,803,353	$13,963,846	$2,715	$3,277	$480	$5,966	$5,307,716
—	—	—	—	—	—	—
400	(4,998)	—	—	—	—	218
(400)	4,998	—	—	—	—	(218)

—	—	—	—	—	—	2

$7,803,353	$13,963,846	$2,715	$3,277	$480	$5,966	$5,307,714

344,197	714,519	250	306	47	559	557,510

$22.67	$19.55	$10.88	$10.71	$10.19	$10.67	$9.52

478,342	825,856	242	299	44	543	241,510

$16.31 to $16.31	$16.91 to $16.91	$11.20 to $11.20	$10.95 to $10.95	$10.93 to $10.93	$10.99 to $10.99	$20.16 to $22.01

$7,269,321	$12,781,320	$2,652	$3,109	$465	$5,653	$4,833,996

T. Rowe Price New America Growth Portfolio	T. Rowe Price Personal Strategy Balanced Portfolio	TOPS™ Capital Preservation ETF Portfolio— Class 2 Shares	TOPS™ Protected Balanced ETF Portfolio— Class 2 Shares	TOPS™ Protected Growth ETF Portfolio— Class 2 Shares	TOPS™ Protected Moderate Growth ETF Portfolio— Class 2 Shares	UIF Emerging Markets Debt Portfolio— Class I

$37,056	$288,606	$—	$3	$—	$5	$138,508
—	—	—	—	—	—	(183)

37,056	288,606	—	3	—	5	138,325

1,567,611	7,903,164	4	3,337	5,063,870	4,674	2,383,082
(1,203,568)	(6,215,338)	(4)	(3,329)	(5,067,634)	(4,663)	(2,228,214)

364,043	1,687,826	—	8	(3,764)	11	154,868
47,162	380,612	—	—	—	—	—
436,391	(43,571)	62	168	(5,370)	313	466,009

847,596	2,024,867	62	176	(9,134)	324	620,877

$884,652	$2,313,473	$62	$179	$(9,134)	$329	$759,202

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Statement of Assets and Liabilities (Continued)

As of December 31, 2012

	UIF Emerging Markets Equity Portfolio— Class 1	UIF U.S. Real Estate Portfolio— Class I	Van Eck VIP Global Bond Fund— Initial Class

ASSETS:
Investment at net asset value	$—	$9,605,049	$1,770,166
Dividends due and accrued	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	—	(128,968)	—
Net receivable from (payable to) the Fund for shares sold or purchased	—	128,968	—

LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	—	2	—

Total net assets	$—	$9,605,047	$1,770,166

Total shares outstanding	—	624,376	148,504

Net asset value per share (NAV)	$—	$15.59	$11.92

Total units outstanding	—	417,425	129,600

Variable accumulation unit value (lowest to highest)	$—	$23.29 to $28.13	$13.51 to $13.66

Identified cost of investment	$—	$8,138,446	$1,724,962

Statement of Operations (Continued) For the year ended December 31, 2012
	UIF Emerging Markets Equity Portfolio— Class I	UIF U.S. Real Estate Portfolio— Class I	Van Eck VIP Global Bond Fund— Initial Class

INVESTMENT INCOME (LOSS):
Dividend income	$—	$81,030	$29,034
Mortality and expense risk charges	(289)	(189)	(15)

Net investment income (loss)	(289)	80,841	29,019

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	13,510,869	2,173,325	328,390
Cost of investments sold	(12,310,528)	(1,212,466)	(329,809)

Net realized gain (loss) on investments	1,200,341	960,859	(1,419)
Realized gain distribution received	—	—	18,314
Change in unrealized appreciation (depreciation) on investments	138,106	167,849	36,359

Net gain (loss) on investments	1,338,447	1,128,708	53,254

Net increase (decrease) in net assets resulting from operations	$1,338,158	$1,209,549	$82,273

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Van Eck VIP Global Hard Assets— Initial Class	Van Eck VIP Multi-Manager Alternatives— Initial Class

$—	$168,366
—	—
—	—
—	—

—	—

$—	$168,366

—	17,024

$—	$9.89

—	14,579

$—	$11.55 to $11.55

$—	$168,320

Van Eck VIP Global Hard Assets— Initial Class	Van Eck VIP Multi-Manager Alternatives— Initial Class

$—	$—
—	—

—	—

2,791,469	58,746
(3,111,291)	(57,025)

(319,822)	1,721
170,411	—
272,393	(130)

122,982	1,591

$122,982	$1,591

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Statement of Changes in Net Assets

For the years ended December 31, 2012

and December 31, 2011

	MainStay VP Bond— Initial Class		MainStay VP Cash Management
	2012	2011	2012	2011

INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$1,249,908	$1,399,933	$(17,604)	$(20,341)
Net realized gain (loss) on investments	113,234	41,566	(3,024)	(4,997)
Realized gain distribution received	1,734,372	650,392	—	—
Change in unrealized appreciation (depreciation) on investments	(824,727)	517,479	3,028	7,611

Net increase (decrease) in net assets resulting from operations	2,272,787	2,609,370	(17,600)	(17,727)

Contributions and (Withdrawals):
Payments received from policyowners	199,445	305,770	9,772,023	25,880,356
Cost of insurance	(538,230)	(350,602)	(2,742,996)	(2,529,157)
Policyowners’ surrenders	(40,040)	(47,469)	(721,082)	(2,786,131)
Net transfers from (to) Fixed Account	554,753	890,527	5,520,721	(22,629,835)
Transfers between Investment Divisions	(7,463)	40,860,886	(6,948,845)	(10,954,365)
Policyowners’ death benefits	(267,103)	(7,277)	(457,594)	(59,820)

Net contributions and (withdrawals)	(98,638)	41,651,835	4,422,227	(13,078,952)

Increase (decrease) in net assets	2,174,149	44,261,205	4,404,627	(13,096,679)
NET ASSETS:
Beginning of year	48,339,177	4,077,972	123,590,760	136,687,439

End of year	$50,513,326	$48,339,177	$127,995,387	$123,590,760

	MainStay VP Government— Initial Class		MainStay VP Growth Equity— Initial Class
	2012	2011	2012	2011

INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$73,822	$74,538	$27,479	$35,411
Net realized gain (loss) on investments	14,141	16,610	392,436	286,508
Realized gain distribution received	—	18,531	—	—
Change in unrealized appreciation (depreciation) on investments	11,618	25,547	576,459	(339,076)

Net increase (decrease) in net assets resulting from operations	99,581	135,226	996,374	(17,157)

Contributions and (Withdrawals):
Payments received from policyowners	255,783	225,702	29,420	4,509
Cost of insurance	(75,963)	(70,426)	(62,772)	(64,313)
Policyowners’ surrenders	(133,735)	(5,650)	(8,309)	—
Net transfers from (to) Fixed Account	(95,284)	(100,285)	(35,864)	(1,736,636)
Transfers between Investment Divisions	349,323	71,336	(913,079)	(2,610,430)
Policyowners’ death benefits	—	(10,302)	(47,172)	(116,018)

Net contributions and (withdrawals)	300,124	110,375	(1,037,776)	(4,522,888)

Increase (decrease) in net assets	399,705	245,601	(41,402)	(4,540,045)
NET ASSETS:
Beginning of year	2,440,870	2,195,269	6,790,439	11,330,484

End of year	$2,840,575	$2,440,870	$6,749,037	$6,790,439

Not all investment options are available under all policies.

(a)	For the period May 1, 2012 (commencement of Investment Division) through December 31, 2012.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

MainStay VP Common Stock— Initial Class		MainStay VP Convertible— Initial Class		MainStay VP DFA/DuPont Capital Emerging Markets Equity— Initial Class	MainStay VP Eagle Small Cap Growth— Initial Class	MainStay VP Floating Rate— Initial Class
2012	2011	2012	2011	2012(a)	2012(a)	2012	2011

$1,562,321	$1,329,775	$32,190	$21,631	$(598)	$—	$46,088	$38,308
771,240	3,461,826	(4,895)	(34,319)	(101,413)	(74,285)	4,521	29,854
—	—	4,216	—	—	—	—	—
14,226,534	(3,152,248)	46,368	(74,875)	848,368	98,514	25,226	(50,438)

16,560,095	1,639,353	77,879	(87,563)	746,357	24,229	75,835	17,724

120,366	83,735	87,428	110,397	411,122	355,147	81,420	80,224
(771,589)	(703,664)	(21,249)	(13,674)	(158,144)	(99,245)	(26,289)	(24,709)
(64,428)	—	(15,619)	(39,544)	(66,756)	(29,021)	(2,100)	(25,192)
(138,253)	(3,874,295)	24,924	12,818	108,026	(194,855)	(22,277)	10,386
(1,070,083)	(5,072,192)	283,663	(51,340)	12,890,924	5,351,917	279,231	57,991
(811,334)	(141,165)	(11,858)	—	(10,828)	—	—	—

(2,735,321)	(9,707,581)	347,289	18,657	13,174,344	5,383,943	309,985	98,700

13,824,774	(8,068,228)	425,168	(68,906)	13,920,701	5,408,172	385,820	116,424

101,380,084	109,448,312	745,929	814,835	—	—	867,718	751,294

$115,204,858	$101,380,084	$1,171,097	$745,929	$13,920,701	$5,408,172	$1,253,538	$867,718

MainStay VP High Yield Corporate Bond— Initial Class		MainStay VP ICAP Select Equity— Initial Class		MainStay VP Income Builder— Initial Class		MainStay VP International Equity— Initial Class
2012	2011	2012	2011	2012	2011	2012	2011

$1,537,991	$1,426,630	$4,540,986	$2,685,508	$277,118	$258,118	$632,340	$1,501,685
277,256	2,315,489	421,936	(37,290)	12,803	(15,461)	(449,376)	(807,539)
—	—	—	—	—	—	—	—
1,442,195	(2,331,898)	28,085,268	(6,190,618)	638,548	(164,343)	7,070,723	(8,995,122)

3,257,442	1,410,221	33,048,190	(3,542,400)	928,469	78,314	7,253,687	(8,300,976)

2,197,290	1,537,848	237,465	281,242	—	—	416,584	727,821
(441,051)	(371,464)	(1,594,238)	(1,480,600)	(92,099)	(74,401)	(1,304,151)	(1,364,522)
(190,930)	(486,694)	(44,674)	(74,231)	—	—	(9,002)	(51,354)
(265,211)	(907,809)	135,294	(3,112,312)	(219,049)	6,646,100	(56,211)	(2,421,133)
4,205,896	(5,072,226)	(215,863)	(4,352,492)	—	—	(5,296,449)	(4,597,214)
(91,693)	(21,608)	(1,713,925)	—	—	—	(127,267)	(268,732)

5,414,301	(5,321,953)	(3,195,941)	(8,738,393)	(311,148)	6,571,699	(6,376,496)	(7,975,134)

8,671,743	(3,911,732)	29,852,249	(12,280,793)	617,321	6,650,013	877,191	(16,276,110)

20,934,569	24,846,301	216,855,551	229,136,344	6,650,013	—	40,407,878	56,683,988

$29,606,312	$20,934,569	$246,707,800	$216,855,551	$7,267,334	$6,650,013	$41,285,069	$40,407,878

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2012

and December 31, 2011

	MainStay VP Janus Balanced Initial Class	MainStay VP Large Cap Growth— Initial Class		MainStay VP MFS® Utilities— Initial Class
	2012(a)	2012	2011	2012(a)

INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$(3,383)	$(223)	$(235)	$(146)
Net realized gain (loss) on investments	43,536	2,487	4,915	5,077
Realized gain distribution received	—	—	—	—
Change in unrealized appreciation (depreciation) on investments	276,873	6,993	(4,211)	186,228

Net increase (decrease) in net assets resulting from operations	317,026	9,257	469	191,159

Contributions and (Withdrawals):
Payments received from policyowners	473,890	610	—	154,418
Cost of insurance	(208,137)	(7,039)	(6,575)	(54,975)
Policyowners’ surrenders	(38,227)	—	(8,749)	(100,477)
Net transfers from (to) Fixed Account	(162,892)	3,356	—	6,608
Transfers between Investment Divisions	7,981,025	(3)	—	2,662,079
Policyowners’ death benefits	(5,416)	—	—	(12,323)

Net contributions and (withdrawals)	8,040,243	(3,076)	(15,324)	2,655,330

Increase (decrease) in net assets	8,357,269	6,181	(14,855)	2,846,489
NET ASSETS:
Beginning of year	—	72,521	87,376	—

End of year	$8,357,269	$78,702	$72,521	$2,846,489

	Alger Small Cap Growth Portfolio— Class I-2 Shares		Alger SMid Cap Growth Portfolio— Class I-2 Shares
	2012	2011	2012	2011

INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$—	$—	$—	$—
Net realized gain (loss) on investments	2,180	27,472	453	2,858
Realized gain distribution received	—	—	17,716	555
Change in unrealized appreciation (depreciation) on investments	(589)	(3,320)	2,967	(26,504)

Net increase (decrease) in net assets resulting from operations	1,591	24,152	21,136	(23,091)

Contributions and (Withdrawals):
Payments received from policyowners	279	442	154,856	26,704
Cost of insurance	(280)	(2,764)	(4,812)	(9,882)
Policyowners’ surrenders	—	—	(285)	(16,415)
Net transfers from (to) Fixed Account	—	—	(1,809)	285,185
Transfers between Investment Divisions	(14,128)	(627,864)	5,305	(205,767)
Policyowners’ death benefits	—	—	—	—

Net contributions and (withdrawals)	(14,129)	(630,186)	153,255	79,825

Increase (decrease) in net assets	(12,538)	(606,034)	174,391	56,734
NET ASSETS:
Beginning of year	12,538	618,572	123,929	67,195

End of year	$—	$12,538	$298,320	$123,929

(a)	For the period May 1, 2012 (commencement of Investment Division) through December 31, 2012.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

MainStay VP Mid Cap Core— Initial Class		MainStay VP S&P 500Index— Initial Class		MainStay VP T. Rowe Price Equity Income— Initial Class	MainStay VP U.S. Small Cap— Initial Class		MainStay VP Van Eck Global Hard Assets— Intial Class
2012	2011	2012	2011	2012(a)	2012	2011	2012(a)

$296,209	$329,839	$2,098,717	$2,013,963	$(2,338)	$31,372	$68,045	$—
230,286	359,581	978,814	925,182	(35,030)	259,825	619,954	(8,129)
4,397,136	—	—	—	—	—	—	—
3,449,199	(2,390,882)	17,615,039	(508,916)	1,330,203	551,012	(868,887)	(16,455)

8,372,830	(1,701,462)	20,692,570	2,430,229	1,292,835	842,209	(180,888)	(24,584)

113,224	184,241	804,659	930,832	643,138	34,302	92,024	98,159
(384,371)	(355,310)	(5,331,426)	(4,691,053)	(387,400)	(84,747)	(85,165)	(35,520)
(21,465)	(332,822)	(18,913)	(121,183)	(541,336)	(52,126)	—	(805)
173,039	(30,309)	5,364	(4,340,500)	275,606	6,584	(605,841)	(10,758)
(352,458)	2,595,900	271,275	(6,028,628)	22,341,335	(830,538)	(1,702,353)	3,002,792
(379,967)	—	(435,487)	(1,167,628)	—	(48,450)	(1,834)	(46,366)

(851,998)	2,061,700	(4,704,528)	(15,418,160)	22,331,343	(974,975)	(2,303,169)	3,007,502

7,520,832	360,238	15,988,042	(12,987,931)	23,624,178	(132,766)	(2,484,057)	2,982,918

48,711,993	48,351,755	135,731,929	148,719,860	—	6,885,750	9,369,807	—

$56,232,825	$48,711,993	$151,719,971	$135,731,929	$23,624,178	$6,752,984	$6,885,750	$2,982,918

AllianceBernstein® VPS International Value Portfolio— Class A Shares		AllianceBernstein® VPS Small/Mid Cap Value Portfolio— Class A Shares		American Century VP Inflation Protection— Class II Shares	American Century VP Value— Class II Shares
2012	2011	2012	2011	2012(a)	2012	2011

$348	$24,809	$18,722	$10,718	$3,018	$57,304	$49,536
(136,319)	61,605	116,777	303,026	6	97,687	60,391
—	—	109,109	—	—	—	—
123,092	(190,032)	240,855	(520,323)	263	259,578	(124,885)

(12,879)	(103,618)	485,463	(206,579)	3,287	414,569	(14,958)

20,333	189,841	125,947	131,441	1	443,878	317,361
(5,143)	(14,799)	(43,661)	(31,587)	(799)	(55,724)	(46,049)
(1,369)	(72,367)	(273)	(637)	—	(15,252)	(19,101)
(162)	(15,464)	20,723	267,111	—	111,332	85,989
(571,745)	(462,239)	803,059	(429,469)	325,457	(375,173)	1,081,033
—	—	(4,260)	—	—	—	—

(558,086)	(375,028)	901,535	(63,141)	324,659	109,061	1,419,233

(570,965)	(478,646)	1,386,998	(269,720)	327,946	523,630	1,404,275

593,350	1,071,996	1,997,587	2,267,307	—	2,906,208	1,501,933

$22,385	$593,350	$3,384,585	$1,997,587	$327,946	$3,429,838	$2,906,208

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2012

and December 31, 2011

	American Funds Asset Allocation Fund— Class 2 Shares		American Funds Global Growth Fund— Class 1 Shares
	2012	2011	2012	2011

INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$15,567	$8,083	$10,601	$10,593
Net realized gain (loss) on investments	21,641	21,232	18,687	331
Realized gain distribution received	—	—	—	—
Change in unrealized appreciation (depreciation) on investments	54,700	(27,346)	152,467	(39,831)

Net increase (decrease) in net assets resulting from operations	91,908	1,969	181,755	(28,907)

Contributions and (Withdrawals):
Payments received from policyowners	148,960	41,361	134,913	32,332
Cost of insurance	(23,652)	(14,930)	(18,366)	(8,042)
Policyowners’ surrenders	(17,971)	(158,952)	(123,216)	—
Net transfers from (to) Fixed Account	127,219	36,290	193,934	50,240
Transfers between Investment Divisions	152,496	71,883	(122,595)	423,059
Policyowners’ death benefits	—	—	—	—

Net contributions and (withdrawals)	387,052	(24,348)	64,670	497,589

Increase (decrease) in net assets	478,960	(22,379)	246,425	468,682
NET ASSETS:
Beginning of year	410,336	432,715	726,835	258,153

End of year	$889,296	$410,336	$973,260	$726,835

	Calvert VP SRI Balanced Portfolio		Davis Value Portfolio
	2012	2011	2012	2011

INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$—	$188	$7,663	$5,352
Net realized gain (loss) on investments	140	(39)	(11,081)	124,184
Realized gain distribution received	—	—	28,095	47,450
Change in unrealized appreciation (depreciation) on investments	1,298	483	28,534	(192,598)

Net increase (decrease) in net assets resulting from operations	1,438	632	53,211	(15,612)

Contributions and (Withdrawals):
Payments received from policyowners	—	1	97,608	258,164
Cost of insurance	(111)	(315)	(10,213)	(19,889)
Policyowners’ surrenders	—	—	(1,721)	(162,814)
Net transfers from (to) Fixed Account	—	—	7,145	27,434
Transfers between Investment Divisions	(15,590)	—	(273,500)	(654,445)
Policyowners’ death benefits	—	—	—	—

Net contributions and (withdrawals)	(15,701)	(314)	(180,681)	(551,550)

Increase (decrease) in net assets	(14,263)	318	(127,470)	(567,162)
NET ASSETS:
Beginning of year	14,263	13,945	595,127	1,162,289

End of year	$—	$14,263	$467,657	$595,127

(a)	For the period May 1, 2012 (commencement of Investment Division) through December 31, 2012.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

American Funds Global Small Capitalization Fund— Class 2 Shares		American Funds Growth Fund— Class 2 Shares		American Funds Growth-Income Fund— Class 2 Shares		American Funds International Fund— Class 2 Shares
2012	2011	2012	2011	2012	2011	2012	2011

$17,804	$12,773	$72,348	$50,613	$10,969	$9,035	$205,229	$175,365
(73,276)	41,109	275,006	1,136,888	22,234	10,374	130,433	639,479
—	—	—	—	—	—	—	—
197,385	(261,162)	965,206	(1,602,308)	69,792	(31,949)	1,671,068	(2,272,505)

141,913	(207,280)	1,312,560	(414,807)	102,995	(12,540)	2,006,730	(1,457,661)

224,197	156,594	310,132	584,758	67,867	114,199	1,990,523	989,375
(25,124)	(17,286)	(112,959)	(115,879)	(17,227)	(13,125)	(259,673)	(206,018)
(3,556)	(37,051)	(1,387)	(199,963)	(764)	(7,659)	(304,070)	(80,896)
88,880	73,972	167,027	50,135	13,745	11,657	441,908	666,819
(244,770)	155,036	550,989	(1,177,338)	(30,467)	26,482	1,865,956	(887,776)
—	—	—	(15,260)	(4,149)	—	(12,954)	—

39,627	331,265	913,802	(873,547)	29,005	131,554	3,721,690	481,504

181,540	123,985	2,226,362	(1,288,354)	132,000	119,014	5,728,420	(976,157)

832,898	708,913	7,089,608	8,377,962	568,944	449,930	8,789,899	9,766,056

$1,014,438	$832,898	$9,315,970	$7,089,608	$700,944	$568,944	$14,518,319	$8,789,899

Delaware VIP® International Value Equity Series— Standard Class		Delaware VIP® Small Cap Value Series— Standard Class	Dreyfus IP Technology Growth Portfolio— Initial Shares		Dreyfus VIF Opportunistic Small Cap Portfolio— Initial Shares

2012	2011	2012(a)	2012	2011	2012	2011

$47,256	$18,370	$—	$—	$—	$—	$62
(63,738)	1,934	(4,148)	42,783	33,654	(248)	(249)
—	—	—	—	—	—	—
345,831	(299,373)	130,915	257,933	(185,169)	3,291	(2,021)

329,349	(279,069)	126,767	300,716	(151,515)	3,043	(2,208)

164,561	68,370	16,611	234,578	233,734	699	1,064
(50,688)	(36,558)	(21,705)	(36,313)	(31,628)	(789)	(718)
(4,852)	(27,223)	—	(26,309)	(42,395)	—	—
(2,585)	4,090	2,145	4,232	33,521	41	21
987,986	789,111	3,521,966	128,818	283,604	—	—
(13,873)	(3,440)	—	(4,477)	—	—	—

1,080,549	794,350	3,519,017	300,529	476,836	(49)	367

1,409,898	515,281	3,645,784	601,245	325,321	2,994	(1,841)

1,450,942	935,661	—	1,868,100	1,542,779	14,783	16,624

$2,860,840	$1,450,942	$3,645,784	$2,469,345	$1,868,100	$17,777	$14,783

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2012

and December 31, 2011

	DWS Dreman Small Mid Cap Value VIP— Class A Shares		DWS Global Small Cap Growth VIP— Class A Shares
	2012	2011	2012	2011

INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$37,764	$21,540	$49	$1,264
Net realized gain (loss) on investments	187,703	67,342	(11,502)	983
Realized gain distribution received	—	—	382	—
Change in unrealized appreciation (depreciation) on investments	108,812	(201,001)	13,164	(14,325)

Net increase (decrease) in net assets resulting from operations	334,279	(112,119)	2,093	(12,078)

Contributions and (Withdrawals):
Payments received from policyowners	364,386	281,392	968	74,474
Cost of insurance	(73,824)	(60,446)	(874)	(6,726)
Policyowners’ surrenders	(166,785)	(72,335)	—	—
Net transfers from (to) Fixed Account	156,575	47,935	4,287	41,921
Transfers between Investment Divisions	(1,497,335)	817,284	(112,131)	10,432
Policyowners’ death benefits	(1,128)	—	—	—

Net contributions and (withdrawals)	(1,218,111)	1,013,830	(107,750)	120,101

Increase (decrease) in net assets	(883,832)	901,711	(105,657)	108,023
NET ASSETS:
Beginning of year	2,801,170	1,899,459	111,681	3,658

End of year	$1,917,338	$2,801,170	$6,024	$111,681

	Fidelity® VIP Freedom 2020 Portfolio— Initial Class		Fidelity® VIP Freedom 2030 Portfolio— Initial Class
	2012	2011	2012	2011

INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$256,264	$178,349	$140,834	$99,858
Net realized gain (loss) on investments	558,935	345,799	489,670	(31,121)
Realized gain distribution received	136,556	30,885	55,025	13,934
Change in unrealized appreciation (depreciation) on investments	329,827	(657,543)	177,481	(207,065)

Net increase (decrease) in net assets resulting from operations	1,281,582	(102,510)	863,010	(124,394)

Contributions and (Withdrawals):
Payments received from policyowners	860,458	1,443,165	577,450	633,132
Cost of insurance	(324,367)	(263,317)	(172,278)	(145,823)
Policyowners’ surrenders	(134,276)	(511,463)	(226,666)	(121,745)
Net transfers from (to) Fixed Account	(12,017)	(1,502)	(40,384)	5,755
Transfers between Investment Divisions	3,058,535	426,377	903,872	(33,802)
Policyowners’ death benefits	(6,165)	(21,175)	—	(10,697)

Net contributions and (withdrawals)	3,442,168	1,072,085	1,041,994	326,820

Increase (decrease) in net assets	4,723,750	969,575	1,905,004	202,426
NET ASSETS:
Beginning of year	8,094,179	7,124,604	4,624,571	4,422,145

End of year	$12,817,929	$8,094,179	$6,529,575	$4,624,571

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

DWS Small Cap Index VIP— Class A Shares		Fidelity® VIP Contrafund® Portfolio— Initial Class		Fidelity® VIP Equity-Income Portfolio— Initial Class		Fidelity® VIP Freedom 2010 Portfolio— Initial Class
2012	2011	2012	2011	2012	2011	2012	2011

$103,915	$93,175	$342,214	$259,114	$152,482	$107,069	$153,983	$56,100
1,058,097	816,536	3,429,499	(299,463)	179,919	79,775	125,137	68,587
2,756	—	—	—	295,287	—	87,579	12,275
590,051	(1,428,884)	190,158	(660,041)	78,585	(121,602)	199,140	(129,595)

1,754,819	(519,173)	3,961,871	(700,390)	706,273	65,242	565,839	7,367

922,581	892,755	2,092,701	3,397,844	189,502	461,903	418,599	253,056
(220,890)	(198,581)	(687,931)	(692,311)	(81,923)	(75,626)	(171,079)	(73,787)
(206,614)	(117,351)	(396,987)	(435,708)	(45,995)	(38,338)	(5,162)	(28,160)
108,418	240,499	(311,489)	101,181	3,708	8,992	8,681	7,464
(703,117)	1,689,280	(3,701,889)	(3,372,269)	110,868	(443,157)	4,561,585	624,554
(16,333)	(23,627)	(11,221)	(59,847)	(4,877)	(23,366)	(124)	(5,142)

(115,955)	2,482,975	(3,016,816)	(1,061,110)	171,283	(109,592)	4,812,500	777,985

1,638,864	1,963,802	945,055	(1,761,500)	877,556	(44,350)	5,378,339	785,352

11,178,486	9,214,684	24,899,416	26,660,916	4,159,785	4,204,135	2,598,901	1,813,549

$12,817,350	$11,178,486	$25,844,471	$24,899,416	$5,037,341	$4,159,785	$7,977,240	$2,598,901

Fidelity® VIP Freedom 2040 Portfolio— Initial Class		Fidelity® VIP Growth Portfolio— Initial Class		Fidelity® VIP Index 500 Portfolio— Initial Class		Fidelity® VIP Investment Grade Bond Portfolio— Initial Class
2012	2011	2012	2011	2012	2011	2012	2011

$29,678	$18,079	$9,862	$4,611	$1,238,307	$1,109,271	$227,109	$619,932
3,665	(1,499)	105,067	177,010	2,361,234	(1,569,391)	452,504	136,653
6,775	1,452	—	3,687	741,162	1,036,537	291,956	135,863
102,503	(72,048)	65,813	(163,937)	4,151,544	293,998	(190,070)	(106,874)

142,621	(54,016)	180,742	21,371	8,492,247	870,415	781,499	785,574

125,068	58,017	190,442	136,050	2,737,369	3,698,981	500,620	1,145,144
(23,762)	(29,796)	(29,693)	(21,044)	(1,156,907)	(1,137,193)	(278,750)	(256,569)
(6,597)	(1,187)	(107,229)	(25,385)	(509,223)	(1,025,846)	(237,490)	(410,032)
(27,068)	27,662	3,149	36,069	171,646	634,983	(611,301)	(91,074)
433,466	883,277	212,730	101,507	(4,349,259)	8,493,048	(4,016,928)	1,919,590
—	(1,660)	(8,669)	—	(76,716)	(31,679)	(54,353)	(36,250)

501,107	936,313	260,730	227,197	(3,183,090)	10,632,294	(4,698,202)	2,270,809

643,728	882,297	441,472	248,568	5,309,157	11,502,709	(3,916,703)	3,056,383
888,825	6,528	1,206,507	957,939	55,162,012	43,659,303	13,966,739	10,910,356

$1,532,553	$888,825	$1,647,979	$1,206,507	$60,471,169	$55,162,012	$10,050,036	$13,966,739

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2012

and December 31, 2011

	Fidelity® VIP Mid Cap Portfolio— Initial Class		Fidelity® VIP Money Market Portfolio— Initial Class
	2012	2011	2012	2011

INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$158,112	$82,916	$41,532	$20,751
Net realized gain (loss) on investments	1,927,883	5,112,596	—	—
Realized gain distribution received	2,032,725	56,377	—	—
Change in unrealized appreciation (depreciation) on investments	(164,465)	(8,867,106)	—	—

Net increase (decrease) in net assets resulting from operations	3,954,255	(3,615,217)	41,532	20,751

Contributions and (Withdrawals):
Payments received from policyowners	1,883,502	2,840,772	5,793,774	1,157,039
Cost of insurance	(572,905)	(681,803)	(654,696)	(433,530)
Policyowners’ surrenders	(72,747)	(113,585)	(5,040,987)	(984)
Net transfers from (to) Fixed Account	(309,899)	(1,615,158)	2,107,677	2,913,120
Transfers between Investment Divisions	(8,621,894)	(1,508,423)	11,780,539	2,816,150
Policyowners’ death benefits	(29,497)	(127,255)	(272)	(21,696)

Net contributions and (withdrawals)	(7,723,440)	(1,205,452)	13,986,035	6,430,099

Increase (decrease) in net assets	(3,769,185)	(4,820,669)	14,027,567	6,450,850
NET ASSETS:
Beginning of year	29,695,035	34,515,704	23,501,465	17,050,615

End of year	$25,925,850	$29,695,035	$37,529,032	$23,501,465

	Invesco V.I. Global Real Estate Fund— Series I Shares		Invesco V.I. International Growth Fund— Series I Shares
	2012	2011	2012	2011

INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$14,946	$89,646	$140,641	$123,775
Net realized gain (loss) on investments	43,958	90,954	654,177	(271,358)
Realized gain distribution received	—	—	—	—
Change in unrealized appreciation (depreciation) on investments	555,028	(339,497)	447,267	(422,532)

Net increase (decrease) in net assets resulting from operations	613,932	(158,897)	1,242,085	(570,115)

Contributions and (Withdrawals):
Payments received from policyowners	169,172	146,567	470,086	816,661
Cost of insurance	(43,262)	(39,871)	(187,272)	(163,694)
Policyowners’ surrenders	(3,475)	(118,854)	(64,406)	(317,373)
Net transfers from (to) Fixed Account	127,878	171,486	9,292	(17,770)
Transfers between Investment Divisions	18,342	(256,210)	1,126,287	(381,964)
Policyowners’ death benefits	—	—	(23,494)	(24,092)

Net contributions and (withdrawals)	268,655	(96,882)	1,330,493	(88,232)

Increase (decrease) in net assets	882,587	(255,779)	2,572,578	(658,347)
NET ASSETS:
Beginning of year	2,102,252	2,358,031	7,660,129	8,318,476

End of year	$2,984,839	$2,102,252	$10,232,707	$7,660,129

(a)	For the period May 1, 2012 (commencement of Investment Division) through December 31, 2012.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Fidelity® VIP Overseas Portfolio— Initial Class		Fidelity® VIP Value Leaders Portfolio— Initial Class		Fidelity® VIP Value Strategies Portfolio— Service Class 2		ING Russell™ Mid Cap Index Portfolio-I
2012	2011	2012	2011	2012	2011	2012(a)

$172,088	$166,809	$88	$69	$1,401	$2,220	$—
39,908	(22,948)	150	35	8,560	35,167	2,243
29,616	17,001	—	—	—	—	—
1,432,321	(1,799,327)	313	(541)	69,733	(65,466)	94,224

1,673,933	(1,638,465)	551	(437)	79,694	(28,079)	96,467

1,060,575	1,090,377	2,273	446	67,536	45,025	21,810
(223,154)	(230,085)	(963)	(952)	(13,583)	(12,410)	(14,752)
(81,640)	(136,717)	(1,167)	—	(7,318)	(1,974)	—
663,366	468,337	—	—	3,450	(1,780)	(4,421)
(3,716,296)	727,317	(1,353)	—	2,494	(56,904)	4,226,645
(6,214)	(14,185)	—	—	—	—	—

(2,303,363)	1,905,044	(1,210)	(506)	52,579	(28,043)	4,229,282

(629,430)	266,579	(659)	(943)	132,273	(56,122)	4,325,749

9,820,457	9,553,878	4,406	5,349	270,459	326,581	—

$9,191,027	$9,820,457	$3,747	$4,406	$402,732	$270,459	$4,325,749

Invesco V.I. Mid Cap Core Equity Fund— Series I Shares		Invesco Van Kampen V.I. American Value Fund— Series I Shares		Janus Aspen Balanced Portfolio— Institutional Shares		Janus Aspen Enterprise Portfolio— Institutional Shares
2012	2011	2012	2011	2012	2011	2012	2011

$244	$939	$27,897	$9,370	$(1,681)	$229,415	$—	$—
208,877	3,480	72,305	45,712	926,595	1,953,809	505,939	1,555,251
3,169	—	—	—	—	522,591	—	—
100,302	(84,678)	321,836	(46,622)	(1,328)	(2,140,170)	235,856	(1,579,971)

312,592	(80,259)	422,038	8,460	923,586	565,645	741,795	(24,720)

67,837	109,262	189,634	127,315	556,717	1,320,573	497,946	464,461
(31,090)	(11,046)	(55,517)	(23,551)	(104,970)	(363,953)	(124,103)	(117,952)
—	—	(10,784)	—	(71,409)	(10,490,148)	(72,638)	(117,213)
(407,727)	27,885	1,269	31,262	4,749	131,811	(92,665)	(2,456)
(2,708,437)	3,015,981	2,482,957	191,322	(10,829,724)	(750,322)	(284,879)	(2,708,499)
—	—	—	—	—	(233,949)	(11,894)	(2,384)

(3,079,417)	3,142,082	2,607,559	326,348	(10,444,637)	(10,385,988)	(88,233)	(2,484,043)

(2,766,825)	3,061,823	3,029,597	334,808	(9,521,051)	(9,820,343)	653,562	(2,508,763)

3,161,124	99,301	1,487,004	1,152,196	9,521,051	19,341,394	4,213,328	6,722,091

$394,299	$3,161,124	$4,516,601	$1,487,004	$—	$9,521,051	$4,866,890	$4,213,328

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2012

and December 31, 2011

	Janus Aspen Forty Portfolio— Institutional Shares		Janus Aspen Worldwide Portfolio— Institutional Shares
	2012	2011	2012	2011

INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$33,591	$27,559	$2,678	$2,850
Net realized gain (loss) on investments	759,176	858,068	(3,781)	1,587
Realized gain distribution received	—	—	—	—
Change in unrealized appreciation (depreciation) on investments	506,710	(1,446,722)	67,016	(110,027)

Net increase (decrease) in net assets resulting from operations	1,299,477	(561,095)	65,913	(105,590)

Contributions and (Withdrawals):
Payments received from policyowners	405,191	809,884	64,099	28,876
Cost of insurance	(119,239)	(136,147)	(18,708)	(34,300)
Policyowners’ surrenders	(15,954)	(169,197)	(14,257)	(233,144)
Net transfers from (to) Fixed Account	(32,911)	6,949	12,867	547,213
Transfers between Investment Divisions	(5,781,950)	(3,084,040)	(36,837)	(626,854)
Policyowners’ death benefits	(15,619)	(31,046)	(2,330)	—

Net contributions and (withdrawals)	(5,560,482)	(2,603,597)	4,834	(318,209)

Increase (decrease) in net assets	(4,261,005)	(3,164,692)	70,747	(423,799)
NET ASSETS:
Beginning of year	6,958,145	10,122,837	327,699	751,498

End of year	$2,697,140	$6,958,145	$398,446	$327,699

	LVIP SSgA International Index Fund— Standard Class	MFS® Global Tactical Allocation— Initial Class		MFS® International Value Portfolio— Initial Class
	2012(a)	2012	2011	2012

INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$37,377	$5,197	$259	$52,095
Net realized gain (loss) on investments	(28)	301	(900)	6,402
Realized gain distribution received	—	—	109	—
Change in unrealized appreciation (depreciation) on investments	55,440	12,612	(139)	275,732

Net increase (decrease) in net assets resulting from operations	92,789	18,110	(671)	334,229

Contributions and (Withdrawals):
Payments received from policyowners	4,105	1,891	—	30,351
Cost of insurance	(5,408)	(5,748)	(253)	(23,622)
Policyowners’ surrenders	—	—	(21,800)	(1,431)
Net transfers from (to) Fixed Account	—	167,008	4,883	(2,307)
Transfers between Investment Divisions	1,979,613	123,164	22,500	4,094,244
Policyowners’ death benefits	—	—	—	—

Net contributions and (withdrawals)	1,978,310	286,315	5,330	4,097,235

Increase (decrease) in net assets	2,071,099	304,425	4,659	4,431,464
NET ASSETS:
Beginning of year	—	4,659	—	—

End of year	$2,071,099	$309,084	$4,659	$4,431,464

(a)	For the period May 1, 2012 (commencement of Investment Division) through December 31, 2012.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Lazard Retirement International Equity Portfolio— Service Shares		Lord Abbett Series Fund-Mid Cap Stock Portfolio— Class VC		LVIP Baron Growth Opportunities Fund— Service Class		LVIP SSgA Bond Index Fund— Standard Class	LVIP SSgA Emerging Markets 100 Fund— Standard Class
2012	2011	2012	2011	2012	2011	2012(a)	2012(a)

$54,801	$67,034	$29,996	$10,525	$83,978	$(79)	$117,928	$10,026
(4,333)	127,999	357,150	848,758	570,369	629,056	29	(702)
—	—	—	—	273,481	—	—	11,533
495,664	(495,293)	307,871	(1,043,785)	(2,179)	(483,314)	(100,115)	8,596

546,132	(300,260)	695,017	(184,502)	925,649	145,663	17,842	29,453

212,908	326,080	401,765	714,081	1,064,317	650,991	19,208	18,097
(87,301)	(105,488)	(176,020)	(200,141)	(125,040)	(88,499)	(14,560)	(1,919)
(6,903)	(1,173)	(111,624)	(179,979)	(28,869)	(137,301)	—	(213)
31,316	(4,690)	30,747	287,333	(62,030)	213,360	—	12,511
(119,375)	(629,768)	(972,892)	(1,307,742)	1,436,762	(98,499)	4,850,922	363,119
—	(13,988)	(14,723)	(17,316)	(33,074)	—	—	—

30,645	(429,027)	(842,747)	(703,764)	2,252,066	540,052	4,855,570	391,595

576,777	(729,287)	(147,730)	(888,266)	3,177,715	685,715	4,873,412	421,048

3,015,742	3,745,029	4,762,520	5,650,786	4,370,260	3,684,545	—	—

$3,592,519	$3,015,742	$4,614,790	$4,762,520	$7,547,975	$4,370,260	$4,873,412	$421,048

MFS® Investors Trust Series— Initial Class		MFS® New Discovery Series— Initial Class		MFS® Utilities Series— Initial Class		MFS® Value Series— Initial Class
2012	2011	2012	2011	2012	2011	2012	2011

$449	$434	$—	$—	$(67)	$70,172	$205,950	$94,431
210	4,175	1	72	432,043	64,887	444,734	108,369
—	—	938	1,199	—	—	95,473	25,541
11,187	(5,370)	939	(2,250)	(280,205)	6,709	1,098,443	90,888

11,846	(761)	1,878	(979)	151,771	141,768	1,844,600	319,229

—	—	279	440	75,453	234,481	1,861,427	359,775
(1,022)	(1,058)	(609)	(592)	(28,090)	(74,162)	(198,401)	(111,185)
—	(22,761)	—	—	(60,059)	(41,096)	(155)	—
—	—	—	—	(2,699)	40,129	(353,838)	100,452
(1)	—	—	—	(2,465,767)	57,702	(12,027)	4,390,930
—	—	—	—	(11,046)	—	(32,997)	—

(1,023)	(23,819)	(330)	(152)	(2,492,208)	217,054	1,264,009	4,739,972

10,823	(24,580)	1,548	(1,131)	(2,340,437)	358,822	3,108,609	5,059,201

63,090	87,670	8,917	10,048	2,340,437	1,981,615	9,558,500	4,499,299

$73,913	$63,090	$10,465	$8,917	$—	$2,340,437	$12,667,109	$9,558,500

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2012

and December 31, 2011

	Neuberger Berman AMT Large Cap Value Portfolio— Class I Shares		Oppenheimer Capital Appreciation Fund/VA— Non-Service Shares
	2012	2011	2012	2011

INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$1,228	$—	$709	$317
Net realized gain (loss) on investments	5,569	32,654	778	268
Realized gain distribution received	—	—	—	—
Change in unrealized appreciation (depreciation) on investments	44,611	(54,304)	12,276	(2,024)

Net increase (decrease) in net assets resulting from operations	51,408	(21,650)	13,763	(1,439)

Contributions and (Withdrawals):
Payments received from policyowners	128,244	44,984	2,028	10,488
Cost of insurance	(4,600)	(4,345)	(5,621)	(4,490)
Policyowners’ surrenders	—	(148,423)	(1,261)	—
Net transfers from (to) Fixed Account	2,512	161	792	—
Transfers between Investment Divisions	(4,154)	42,350	—	12,054
Policyowners’ death benefits	—	—	—	—

Net contributions and (withdrawals)	122,002	(65,273)	(4,062)	18,052

Increase (decrease) in net assets	173,410	(86,923)	9,701	16,613
NET ASSETS:
Beginning of year	261,018	347,941	97,627	81,014

End of year	$434,428	$261,018	$107,328	$97,627

	PIMCO Low Duration Portfolio— Administrative Class Shares		PIMCO Real Return Portfolio— Administrative Class Shares
	2012	2011	2012	2011

INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$68,519	$40,741	$187,154	$246,813
Net realized gain (loss) on investments	32,596	56,622	521,085	714,232
Realized gain distribution received	—	—	1,022,788	352,858
Change in unrealized appreciation (depreciation) on investments	95,260	(78,502)	(334,042)	7,429

Net increase (decrease) in net assets resulting from operations	196,375	18,861	1,396,985	1,321,332

Contributions and (Withdrawals):
Payments received from policyowners	1,183,566	982,019	2,495,579	1,177,989
Cost of insurance	(194,917)	(175,161)	(290,927)	(190,541)
Policyowners’ surrenders	(8,518)	(301,512)	(212,169)	(105,843)
Net transfers from (to) Fixed Account	(622,165)	96,573	(578,457)	483,193
Transfers between Investment Divisions	1,350,731	162,086	4,964,190	(324,977)
Policyowners’ death benefits	—	—	(9,764)	(3,663)

Net contributions and (withdrawals)	1,708,697	764,005	6,368,452	1,036,158

Increase (decrease) in net assets	1,905,072	782,866	7,765,437	2,357,490
NET ASSETS:
Beginning of year	2,808,385	2,025,519	12,697,409	10,339,919

End of year	$4,713,457	$2,808,385	$20,462,846	$12,697,409

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Oppenheimer Core Bond Fund/VA— Non-Service Shares		PIMCO Global Bond Portfolio (Unhedged)— Administrative Class Shares		PIMCO High Yield Portfolio— Administrative Class Shares		PIMCO Long-Term U.S. Government Portfolio— Administrative Class Shares
2012	2011	2012	2011	2012	2011	2012	2011

$62	$70	$54,292	$40,944	$78,377	$22,026	$35,629	$4,303
2	(1)	45,555	60,911	6,024	(898)	14,055	(1,643)
—	—	238,949	49,983	—	—	379,339	3,901
59	27	(122,516)	(54,465)	92,590	(19,299)	(447,645)	33,468

123	96	216,280	97,373	176,991	1,829	(18,622)	40,029

—	—	1,344,175	539,277	503,042	194,365	65,000	35,718
(71)	(61)	(58,903)	(16,097)	(25,612)	(3,119)	(41,045)	(2,447)
—	—	—	(24,461)	—	(117)	(1,970)	(21,599)
—	—	(420,782)	811,255	(113,774)	323,884	1,593	7,334
(1)	—	804,040	152,622	831,071	(2,410)	3,697,430	—
—	—	—	—	—	—	—	—

(72)	(61)	1,668,530	1,462,596	1,194,727	512,603	3,721,008	19,006

51	35	1,884,810	1,559,969	1,371,718	514,432	3,702,386	59,035

1,226	1,191	2,280,536	720,567	514,432	—	194,163	135,128

$1,277	$1,226	$4,165,346	$2,280,536	$1,886,150	$514,432	$3,896,549	$194,163

PIMCO Total Return Portfolio— Administrative Class Shares		Royce Micro-Cap Portfolio— Investment Class		Royce Small-Cap Portfolio— Investment Class		T. Rowe Price Blue Chip Growth Portfolio
2012	2011	2012	2011	2012	2011	2012	2011

$1,313,762	$1,184,212	$(143)	$152,245	$—	$25,959	$28,038	$—
523,441	1,016,783	155,059	1,080,108	748,393	2,267,055	1,935,904	261,642
1,115,907	653,219	124,252	—	—	—	—	—
1,654,875	(1,276,936)	169,972	(1,962,447)	(75,640)	(2,471,385)	862,258	(65,180)

4,607,985	1,577,278	449,140	(730,094)	672,753	(178,371)	2,826,200	196,462

4,971,833	3,832,346	676,086	700,950	517,103	1,007,433	1,912,821	1,611,760
(1,187,216)	(1,058,083)	(113,427)	(114,436)	(59,005)	(173,901)	(561,045)	(457,670)
(491,299)	(1,201,856)	(45,641)	(206,164)	(89,678)	(285,424)	(46,192)	(24,136)
(293,225)	759,814	(50,247)	(720,678)	101,805	(1,265,946)	441,519	1,020,007
5,417,034	(1,603,645)	(819,836)	(872,110)	(8,544,666)	(329,151)	(917,841)	583,569
(126,903)	(38,573)	(12,606)	—	—	(6,844)	(4,213)	(36,181)

8,290,224	690,003	(365,671)	(1,212,438)	(8,074,441)	(1,053,833)	825,049	2,697,349

12,898,209	2,267,281	83,469	(1,942,532)	(7,401,688)	(1,232,204)	3,651,249	2,893,811

46,389,224	44,121,943	5,628,740	7,571,272	7,401,688	8,633,892	15,211,139	12,317,328

$59,287,433	$46,389,224	$5,712,209	$5,628,740	$—	$7,401,688	$18,862,388	$15,211,139

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2012

and December 31, 2011

	T. Rowe Price Equity Income Portfolio		T. Rowe Price Index 500 Portfolio
	2012	2011	2012	2011

INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$119,489	$391,721	$11,014	$5,678
Net realized gain (loss) on investments	2,529,831	2,239,609	52,935	86
Realized gain distribution received	—	—	—	—
Change in unrealized appreciation (depreciation) on investments	(579,775)	(3,204,102)	17,494	9,564

Net increase (decrease) in net assets resulting from operations	2,069,545	(572,772)	81,443	15,328

Contributions and (Withdrawals):
Payments received from policyowners	1,043,225	2,310,558	104,956	72,018
Cost of insurance	(178,422)	(565,242)	(22,836)	(12,350)
Policyowners’ surrenders	(130,431)	(942,598)	(69,265)	(19,762)
Net transfers from (to) Fixed Account	2,144	432,042	3,484	20,012
Transfers between Investment Divisions	(22,965,327)	(3,245,169)	(44,815)	213,178
Policyowners’ death benefits	(16,567)	(38,662)	(801)	—

Net contributions and (withdrawals)	(22,245,378)	(2,049,071)	(29,277)	273,096

Increase (decrease) in net assets	(20,175,833)	(2,621,843)	52,166	288,424
NET ASSETS:
Beginning of year	20,175,833	22,797,676	502,729	214,305

End of year	$—	$20,175,833	$554,895	$502,729

	TOPS™ Capital Preservation ETF Portfolio— Class 2 Shares	TOPS™ Protected Balanced ETF Portfolio— Class 2 Shares	TOPS™ Protected Growth ETF Portfolio— Class 2 Shares
	2012	2012	2012	2011

INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$—	$3	$—	$—
Net realized gain (loss) on investments	—	8	(3,764)	—
Realized gain distribution received	—	—	—	—
Change in unrealized appreciation (depreciation) on investments	62	168	(5,370)	5,385

Net increase (decrease) in net assets resulting from operations	62	179	(9,134)	5,385

Contributions and (Withdrawals):
Payments received from policyowners	1	—	243	2,673,532
Cost of insurance	(4)	(81)	(48,876)	—
Policyowners’ surrenders	—	—	—	—
Net transfers from (to) Fixed Account	2,656	3,260	225	—
Transfers between Investment Divisions	—	(81)	(5,014,995)	2,394,100
Policyowners’ death benefits	—	—	—	—

Net contributions and (withdrawals)	2,653	3,098	(5,063,403)	5,067,632

Increase (decrease) in net assets	2,715	3,277	(5,072,537)	5,073,017
NET ASSETS:
Beginning of year	—	—	5,073,017	—

End of year	$2,715	$3,277	$480	$5,073,017

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

T. Rowe Price International Stock Portfolio		T. Rowe Price Limited-Term Bond Portfolio		T. Rowe Price New America Growth Portfolio		T. Rowe Price Personal Strategy Balanced Portfolio
2012	2011	2012	2011	2012	2011	2012	2011

$31,208	$84,794	$120,760	$98,427	$37,056	$13,052	$288,606	$335,565
312,465	68,561	(20,550)	(20,025)	364,043	277,778	1,687,826	3,782,710
—	—	11,604	31,235	47,162	454,195	380,612	—
443,639	(628,811)	42,482	(33,804)	436,391	(826,805)	(43,571)	(3,818,660)

787,312	(475,456)	154,296	75,833	884,652	(81,780)	2,313,473	299,615

357,160	562,645	1,789,807	842,600	1,364,215	692,273	969,395	1,276,081
(107,776)	(93,252)	(119,982)	(94,072)	(176,746)	(130,059)	(389,165)	(445,747)
(63,164)	(131,085)	(38,763)	(146,493)	(463,507)	(40,089)	(257,621)	(106,173)
(70,579)	100,403	(145,857)	26,847	(80,879)	202,501	65,509	(4,901,488)
(3,082,077)	2,032,818	362,879	(491,673)	408,205	477,068	(4,990,656)	(9,097,698)
(2,163)	—	—	(922)	(20,731)	—	(2,642)	(56,009)

(2,968,599)	2,471,529	1,848,084	136,287	1,030,557	1,201,694	(4,605,180)	(13,331,034)

(2,181,287)	1,996,073	2,002,380	212,120	1,915,209	1,119,914	(2,291,707)	(13,031,419)

4,908,605	2,912,532	3,801,649	3,589,529	5,888,144	4,768,230	16,255,553	29,286,972

$2,727,318	$4,908,605	$5,804,029	$3,801,649	$7,803,353	$5,888,144	$13,963,846	$16,255,553

TOPS™ Protected Moderate Growth ETF Portfolio— Class 2 Shares	UIF Emerging Markets Debt Portfolio— Class I		UIF Emerging Markets Equity Portfolio— Class I		UIF U.S. Real Estate Portfolio— Class I
2012	2012	2011	2012	2011	2012	2011

$5	$138,325	$128,554	$(289)	$45,838	$80,841	$70,976
11	154,868	99,048	1,200,341	402,494	960,859	1,831,820
—	—	40,103	—	—	—	—
313	466,009	(63,063)	138,106	(2,692,476)	167,849	(1,412,886)

329	759,202	204,642	1,338,158	(2,244,144)	1,209,549	489,910

—	1,232,469	904,318	1,194,167	1,275,823	761,329	596,641
(113)	(75,308)	(46,535)	(64,727)	(197,545)	(112,170)	(100,968)
—	(68,044)	(185,070)	(87,445)	(271,631)	(42,219)	(149,563)
5,892	(331,422)	849,993	25,529	62,312	93,324	(1,397,041)
(142)	647,229	(637,422)	(12,538,452)	(1,425,651)	381,207	(1,222,743)
—	(12,164)	(7,399)	(4,175)	(40,939)	(68,276)	(1,450)

5,637	1,392,760	877,885	(11,475,103)	(597,631)	1,013,195	(2,275,124)

5,966	2,151,962	1,082,527	(10,136,945)	(2,841,775)	2,222,744	(1,785,214)

—	3,155,752	2,073,225	10,136,945	12,978,720	7,382,303	9,167,517

$5,966	$5,307,714	$3,155,752	$—	$10,136,945	$9,605,047	$7,382,303

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2012

and December 31, 2011

	Van Eck VIP Global Bond Fund— Initial Class		Van Eck VIP Global Hard Assets— Initial Class
	2012	2011	2012	2011

INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$29,019	$92,768	$—	$26,430
Net realized gain (loss) on investments	(1,419)	392	(319,822)	156,350
Realized gain distribution received	18,314	23,667	170,411	28,300
Change in unrealized appreciation (depreciation) on investments	36,359	(24,104)	272,393	(691,566)

Net increase (decrease) in net assets resulting from operations	82,273	92,723	122,982	(480,486)

Contributions and (Withdrawals):
Payments received from policyowners	132,510	84,370	229,043	223,487
Cost of insurance	(48,346)	(40,289)	(17,167)	(48,748)
Policyowners’ surrenders	(5,037)	(57,045)	(6,510)	(117,002)
Net transfers from (to) Fixed Account	270,935	1,541	92,093	218,986
Transfers between Investment Divisions	95,513	149,219	(2,607,087)	333,713
Policyowners’ death benefits	(13,649)	—	—	—

Net contributions and (withdrawals)	431,926	137,796	(2,309,628)	610,436

Increase (decrease) in net assets	514,199	230,519	(2,186,646)	129,950
NET ASSETS:
Beginning of year	1,255,967	1,025,448	2,186,646	2,056,696

End of year	$1,770,166	$1,255,967	$—	$2,186,646

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Van Eck VIP Multi-Manager Alternatives— Initial Class
2012	2011

$—	$1,956
1,721	(3,461)
—	1,222
(130)	(8,338)

1,591	(8,621)

70,759	36,910
(2,322)	(2,976)
—	—
(185)	(434,613)
53,189	229,622
(300)	—

121,141	(171,057)

122,732	(179,678)

45,634	225,312

$168,366	$45,634

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Notes to Financial Statements

NOTE 1—Organization and Significant Accounting Policies:

N

YLIAC Corporate Sponsored Variable Universal Life Separate Account-I (“CSVUL Separate Account-I”) was established on May 24, 1996, under Delaware law by New York Life Insurance and Annuity Corporation (“NYLIAC”), a wholly-owned subsidiary of New York Life Insurance Company (“NYLIC”). Investments into CSVUL Separate Account-I commenced on March 27, 1998. CSVUL Separate Account-I funds NYLIAC Corporate Sponsored Variable Universal Life Insurance policies (“CSVUL”) (“Series 1 policies”), NYLIAC CorpExec Variable Universal Life Insurance II policies (“CEVUL2”) (“Series 2 policies”), NYLIAC CorpExec Variable Universal Life Insurance III policies (“CEVUL3”) (“Series 3 policies”), NYLIAC CorpExec Variable Universal Life Insurance IV policies (“CEVUL4”) (“Series 3 policies”), NYLIAC CorpExec Variable Universal Life Insurance V policies (“CEVUL5”) (“Series 3 policies”), NYLIAC CorpExec Variable Universal Life Insurance VI policies (“CEVUL6”) (“Series 3 policies”), and NYLIAC CorpExec Accumulator Variable Universal Life Insurance policies (“CEAVUL”) (“Series 3 policies”). The policies are designed for group and/or sponsored arrangements who seek lifetime insurance protection and flexibility with respect to premium payments and death benefits. The policies are distributed by NYLIFE Distributors LLC and are sold by registered representatives of broker-dealers who have entered into dealer agreements with NYLIFE Distributors LLC. NYLIFE Distributors LLC is a wholly-owned subsidiary of New York Life Investment Management Holdings LLC (“NYLIM Holdings”), which is a wholly-owned subsidiary of NYLIC. CSVUL Separate Account-I is registered under the Investment Company Act of 1940, as amended, as a unit investment trust.

The assets of CSVUL Separate Account-I are invested in the shares of the MainStay VP Funds Trust, The Alger Portfolios, AllianceBernstein® Variable Products Series Fund, Inc., American Century Variable Portfolios, Inc., American Funds Insurance Series®, Davis Variable Account Fund, Inc., Delaware VIP® Trust, Dreyfus Investment Portfolios, Dreyfus Variable Investment Fund, DWS Investments VIT Funds, DWS Variable Series I, DWS Variable Series II, Fidelity® Variable Insurance Products Funds, Fidelity® Variable Insurance Products Freedom Funds, ING Variable Portfolios, Inc., Invesco Variable Insurance Funds, Janus Aspen Series, Lazard Retirement Series, Inc., Lincoln Variable Insurance Products Trust, Lord Abbett Series Fund, Inc., MFS® Variable Insurance Trust, MFS® Variable Insurance Trust II, Neuberger Berman Advisers Management Trust, Northern Lights Variable Trust, Oppenheimer Variable Account Funds, PIMCO Variable Insurance Trust, Royce Capital Fund, T. Rowe Price Equity Series, Inc., T. Rowe Price Fixed Income Series, Inc., T. Rowe Price International Series, Inc., The Universal Institutional Funds, Inc., and the Van Eck VIP Trust (collectively “Funds”). These assets are clearly identified and distinguished from the other assets and liabilities of NYLIAC. These assets are the property of NYLIAC; however, the portion of the assets attributable to the policies will not be charged with liabilities arising out of any other business NYLIAC may conduct. The Fixed Account represents the general account assets of NYLIAC and is not included in this report. NYLIAC’s Fixed Account may be charged with liabilities arising out of other business NYLIAC may conduct.

New York Life Investment Management LLC (“New York Life Investments”) provides investment advisory services to the MainStay VP Funds Trust for a fee. New York Life Investments retains several sub-advisors, including Dimensional Fund Advisors LP (“DFA”), DuPont Capital Management Corporation (“DuPont Capital”), Eagle Asset Management, Inc. (“Eagle”), Epoch Investment Partners, Inc. (“Epoch”), Institutional Capital LLC (“ICAP”), Janus Capital Management LLC (“Janus”), MacKay Shields LLC (“MacKay Shields”), Madison Square Investors LLC (“Madison Square Investors”), Massachusetts Financial Services Company (“MFS”), T. Rowe Price Associates, Inc. (“T. Rowe Price”), and Van Eck Associates Corporation (“Van Eck”) to provide investment advisory services to certain portfolios of the MainStay VP Funds Trust.

New York Life Investments, MacKay Shields, Madison Square Investors and ICAP are all indirect, wholly-owned subsidiaries of NYLIC. Eagle is a wholly-owned subsidiary of Raymond James Financial, Inc.; Epoch is a wholly-owned subsidiary of Epoch Holding Corporation. Janus is a wholly-owned subsidiary of Janus Capital Group, Inc., (“JCGI”). MFS is an indirect majority-owned subsidiary of Sun Life Financial Inc., Winslow Capital is a wholly-owned subsidiary of Nuveen Investments, Inc., DFA, DuPont Capital, PIMCO, T. Rowe Price and Van Eck are independent investment advisory firms.

On May 1, 2012, as a result of a restructuring of our investment options offered under the policies, some Funds that were previously offered are no longer available as investment options to our policyowners and those Funds were closed to our policyowners (“Closed Funds”). The assets in those Funds were transferred into new MainStay VP Portfolios (“Replacement Funds”). New York Life Investments is the investment manager of the Replacement Funds. For most of the Funds, the advisor of the Closed Fund is the sub-advisor for the corresponding Replacement Fund and

NYLIAC CSVUL Separate Account-I

will continue to provide day-to-day Fund management services for our policyowners. The following is a listing of the Closed Funds (Column A) and the Replacement Funds (Column B).

Column A—Closed Funds	Column B—Replacement Funds
Van Eck VIP Global Hard Assets—Initial Class	MainStay VP Van Eck Global Hard Assets—Initial Class
Janus Aspen Balanced Portfolio—Institutional Shares	MainStay VP Janus Balanced—Initial Class
MFS® Utilities Series—Initial Class	MainStay VP MFS® Utilities—Initial Class
T. Rowe Price Equity Income Portfolio	MainStay VP T. Rowe Price Equity Income—Initial Class
Universal Institution Funds, Inc. (“UIF”) Emerging Markets Equity Portfolio—Class I	MainStay VP DFA /DuPont Capital Emerging Markets Equity—Initial Class
Alger Small Cap Growth Portfolio—Class I-2 Shares	MainStay VP Eagle Small Cap Growth—Initial Class
Royce Small-Cap Portfolio—Investment Class	MainStay VP Eagle Small Cap Growth—Initial Class
Calvert VP SRI Balanced Portfolio	MainStay VP Janus Balanced—Initial Class

Not all of the Closed Funds were offered in each policy impacted by the restructure. If the Closed Fund was not previously offered, then the corresponding Replacement Fund will not be offered.

On May 1, 2012, any policyowner allocations that remained in the Closed Funds were redeemed. Those redemptions were used to purchase accumulation units in the corresponding Replacement Funds. After May 1, 2012, the Closed Funds were no longer available as investment options under the policies. For the 30 days following May 1st, policyowners were able to transfer all or a portion of their account value out of the Replacement Fund to another Fund available through their policy without any charge or limitation.

As of May 1, 2012, the following Investment Divisions were added to one or more of the products investing in CSVUL Separate Account-I:

American Century VP Inflation Protection—Class II Shares

Delaware VIP® Small Cap Value Series—Standard Class

ING Russell™ Mid Cap Index Portfolio—I

LVIP SSgA Bond Index Fund—Standard Class

LVIP SSgA Developed International 150 Fund—Standard Class

LVIP SSgA Emerging Markets 100 Fund—Standard Class

LVIP SSgA International Index Fund—Standard Class

Therefore, the following Investment Divisions, with their respective Fund portfolios, are available in CSVUL Separate Account-I:

MainStay VP Bond—Initial Class

MainStay VP Cash Management

MainStay VP Common Stock—Initial Class

MainStay VP Convertible—Initial Class

MainStay VP DFA/DuPont Capital Emerging Markets Equity—Initial Class

MainStay VP Eagle Small Cap Growth—Initial Class

MainStay VP Floating Rate—Initial Class

MainStay VP Government—Initial Class

MainStay VP Growth Equity—Initial Class

MainStay VP High Yield Corporate Bond—Initial Class

MainStay VP ICAP Select Equity—Initial Class

MainStay VP Income Builder—Initial Class

MainStay VP International Equity—Initial Class

MainStay VP Janus Balanced—Initial Class

MainStay VP Large Cap Growth—Initial Class

MainStay VP MFS® Utilities—Initial Class

MainStay VP Mid Cap Core—Initial Class

MainStay VP S&P 500 Index—Initial Class

MainStay VP T. Rowe Price Equity Income—Initial Class

MainStay VP U.S. Small Cap—Initial Class

MainStay VP Van Eck Global Hard Assets—Initial Class

Alger SMid Cap Growth Portfolio—Class I-2 Shares

AllianceBernstein® VPS International Value Portfolio—Class A Shares

AllianceBernstein® VPS Small/Mid Cap Value Portfolio— Class A Shares

American Century VP Inflation Protection—Class II Shares

American Century VP Value—Class II Shares

American Funds Asset Allocation Fund—Class 2 Shares

American Funds Global Growth Fund—Class 1 Shares

American Funds Global Small Capitalization Fund—Class 2 Shares

American Funds Growth Fund—Class 2 Shares

American Funds Growth-Income Fund—Class 2 Shares

American Funds International Fund—Class 2 Shares

Davis Value Portfolio

Delaware VIP® International Value Equity Series—Standard Class

Delaware VIP® Small Cap Value Series—Standard Class

Dreyfus IP Technology Growth Portfolio—Initial Shares

Notes to Financial Statements (Continued)

NOTE 1—Organization and Significant Accounting Policies (Continued):

Dreyfus VIF Opportunistic Small Cap Portfolio—Initial Shares

DWS Dreman Small Mid Cap Value VIP—Class A Shares

DWS Global Small Cap Growth VIP—Class A Shares

DWS Small Cap Index VIP—Class A Shares

Fidelity® VIP Contrafund® Portfolio—Initial Class

Fidelity® VIP Equity-Income Portfolio—Initial Class

Fidelity® VIP Freedom 2010 Portfolio—Initial Class

Fidelity® VIP Freedom 2020 Portfolio—Initial Class

Fidelity® VIP Freedom 2030 Portfolio—Initial Class

Fidelity® VIP Freedom 2040 Portfolio—Initial Class

Fidelity® VIP Growth Portfolio—Initial Class

Fidelity® VIP Index 500 Portfolio—Initial Class

Fidelity® VIP Investment Grade Bond Portfolio—Initial Class

Fidelity® VIP Mid Cap Portfolio—Initial Class

Fidelity® VIP Money Market Portfolio—Initial Class

Fidelity® VIP Overseas Portfolio—Initial Class

Fidelity® VIP Value Leaders Portfolio—Initial Class

Fidelity® VIP Value Strategies Portfolio—Service Class 2

ING Russell™ Mid Cap Index Portfolio-I

Invesco V.I. Global Real Estate Fund—Series I Shares

Invesco V.I. International Growth Fund—Series I Shares

Invesco V.I. Mid Cap Core Equity Fund—Series I Shares

Invesco Van Kampen V.I. American Value Fund—Series I Shares1

Janus Aspen Enterprise Portfolio—Institutional Shares

Janus Aspen Forty Portfolio—Institutional Shares

Janus Aspen Worldwide Portfolio—Institutional Shares

Lazard Retirement International Equity Portfolio—Service Shares

Lord Abbett Series Fund-Mid Cap Stock Portfolio—Class VC2

LVIP Baron Growth Opportunities Fund—Service Class

LVIP SSgA Bond Index Fund—Standard Class

LVIP SSgA Developed International 150 Fund—Standard Class

LVIP SSgA Emerging Markets 100 Fund—Standard Class

LVIP SSgA International Index Fund—Standard Class

MFS® Global Tactical Allocation—Initial Class

MFS® International Value Portfolio—Initial Class

MFS® Investors Trust Series—Initial Class

MFS® New Discovery Series—Initial Class

MFS® Value Series—Initial Class

Neuberger Berman AMT Large Cap Value Portfolio—Class I Shares3

Oppenheimer Capital Appreciation Fund/VA— Non-Service Shares

Oppenheimer Core Bond Fund/VA— Non-Service Shares

PIMCO Global Bond Portfolio (Unhedged)—Administrative Class Shares

PIMCO High Yield Portfolio—Administrative Class Shares

PIMCO Long-Term U.S. Government Portfolio—Administrative Class Shares

PIMCO Low Duration Portfolio—Administrative Class Shares

PIMCO Real Return Portfolio—Administrative Class Shares

PIMCO Total Return Portfolio—Administrative Class Shares

Royce Micro-Cap Portfolio—Investment Class

T. Rowe Price Blue Chip Growth Portfolio

T. Rowe Price Index 500 Portfolio

T. Rowe Price International Stock Portfolio

T. Rowe Price Limited-Term Bond Portfolio

T. Rowe Price New America Growth Portfolio

T. Rowe Price Personal Strategy Balanced Portfolio

TOPS™ Aggressive Growth ETF Portfolio—Class 2 Shares

TOPS™ Balanced ETF Portfolio—Class 2 Shares

TOPS™ Capital Preservation ETF Portfolio—Class 2 Shares

TOPS™ Growth ETF Portfolio—Class 2 Shares

TOPS™ Moderate Growth ETF Portfolio—Class 2 Shares

TOPS™ Protected Balanced ETF Portfolio—Class 2 Shares

TOPS™ Protected Growth ETF Portfolio—Class 2 Shares

TOPS™ Protected Moderate Growth ETF Portfolio—Class 2 Shares

UIF Emerging Markets Debt Portfolio—Class I

UIF U.S. Real Estate Portfolio—Class I

Van Eck VIP Global Bond Fund—Initial Class

Van Eck VIP Multi-Manager Alternatives—Initial Class

[1]	Formerly Invesco Van Kampen V.I. Mid Cap Value Fund—Series I Shares
[2]	Formerly Lord Abbett Series Fund—Mid-Cap Value Portfolio
[3]	Formerly Neuberger Berman AMT Partners Portfolio—Class I Shares

Not all investment options are available under all policies.

No new investments may be added to the AllianceBernstein® VPS International Value Portfolio—Class A Shares, Dreyfus VIF Opportunistic Small Cap Portfolio—Initial Shares, MFS® Investors Trust Series—Initial Class, MFS® New Discovery Series—Initial Class, or the Oppenheimer Core Bond Fund/VA—Non-Service Shares Investment Divisions.

All investments into the MainStay VP Series funds by CSVUL Separate Account-I will be made into the Initial Class of shares unless otherwise indicated. Each Investment Division of CSVUL Separate Account-I will invest exclusively in the corresponding eligible Fund portfolio.

At the close of the financial reporting period, there have been no investments in the following Investment Divisions: LVIP SSgA Developed International 150 Fund—Standard Class, TOPS™ Aggressive Growth ETF Portfolio—Class 2

NYLIAC CSVUL Separate Account-I

Shares, TOPS™ Balanced ETF Portfolio—Class 2 Shares, TOPS™ Growth ETF Portfolio—Class 2 Shares and TOPS™ Moderate Growth ETF Portfolio—Class 2 Shares.

Initial premium payments received for CEVUL6 and CEAVUL policies that were issued as non-replacement policies are allocated to NYLIAC’s General Account until 10 days (30 days in California for policy owners age 60 and greater) after the policy issue date. Initial premium payments received for CEVUL6 and CEAVUL policies that were issued as a replacement to an existing policy are allocated to NYLIAC’s General Account until 20 to 60 days after the policy delivery date based on the state that the policy was issued in.

No Federal income tax is payable on investment income or capital gains of CSVUL Separate Account-I under current Federal income tax law.

Security Valuation—The investments are valued at the net asset value (“NAV”) of shares of the respective Fund portfolios.

Security Transactions—Realized gains and losses from security transactions are reported on the identified cost basis. Security transactions are accounted for as of the date the securities are purchased or sold (trade date).

Distributions Received—Dividend income and capital gain distributions are recorded on the ex-dividend date and reinvested in the corresponding Fund portfolio.

The authoritative guidance defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The authoritative guidance also establishes a framework for measuring fair value that includes a hierarchy used to classify the inputs used in measuring fair value. The hierarchy prioritizes the inputs to valuation techniques used to measure fair value into three levels. The level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement.

The levels of the fair value hierarchy are based on the inputs to the valuation as follows:

Level 1—Fair Value is based on unadjusted quoted prices for identical assets or liabilities in an active market. Active markets are defined as a market in which many transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

Level 2—Observable inputs other than Level 1 prices, such as quoted prices for similar instruments, quoted prices in markets that are not active, and inputs to model-derived valuations that are directly observable or can be corroborated by observable market data for substantially the full term of the asset.

Level 3—Instruments whose values are based on prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. These inputs reflect management’s own assumptions in pricing the asset or liability.

Investments in the mutual funds represent open-end mutual funds in which the valuation is based on the aggregate NAV of shares held at the valuation date, which represents fair value, and are classified as level 1.

The amounts shown as net receivable from (payable to) NYLIAC on the Statement of Assets and Liabilities reflect transactions that occurred on the last business day of the reporting period. These amounts will be deposited to or withdrawn from the separate account in accordance with the policyowners’ instructions on the first business day subsequent to the close of the period presented. The amounts shown as net receivable from (payable to) the Fund for shares sold or purchased represent unsettled trades.

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

As of January 25, 2013, Madison Square Investors changed its name to Cornerstone Capital Management Holdings LLC. As a result, all references in the prospectuses to Madison Square Investors as a subadvisor are hereby deleted and replaced with Cornerstone Capital Management Holdings LLC.

Notes to Financial Statements (Continued)

NOTE 2—Purchases and Sales (in 000’s):

T

he cost of purchases and proceeds from sales of investments for the year ended December 31, 2012 were as follows:

	Purchases	Sales

MainStay VP Bond—Initial Class	$9,427	$6,542
MainStay VP Cash Management	36,893	32,499
MainStay VP Common Stock—Initial Class	2,546	3,718
MainStay VP Convertible—Initial Class	457	73
MainStay VP DFA/DuPont Capital Emerging Markets Equity—Initial Class	16,401	3,266
MainStay VP Eagle Small Cap Growth—Initial Class	8,850	3,466
MainStay VP Floating Rate—Initial Class	432	78
MainStay VP Government—Initial Class	837	463
MainStay VP Growth Equity—Initial Class	140	1,151
MainStay VP High Yield Corporate Bond—Initial Class	11,045	4,090
MainStay VP ICAP Select Equity—Initial Class	6,535	5,187
MainStay VP Income Builder—Initial Class	633	667
MainStay VP International Equity—Initial Class	1,618	7,361
MainStay VP Janus Balanced—Initial Class	11,900	3,884
MainStay VP Large Cap Growth—Initial Class	4	7
MainStay VP MFS® Utilities—Initial Class	3,076	421
MainStay VP Mid Cap Core—Initial Class	6,125	2,282
MainStay VP S&P 500 Index—Initial Class	5,824	8,428
MainStay VP T. Rowe Price Equity Income—Initial Class	26,611	4,233
MainStay VP U.S. Small Cap—Initial Class	619	1,563
MainStay VP Van Eck Global Hard Assets—Initial Class	3,177	170
Alger Small Cap Growth Portfolio—Class I-2 Shares	—	14
Alger SMid Cap Growth Portfolio—Class I-2 Shares	207	36
AllianceBernstein® VPS International Value Portfolio—Class A Shares	98	655
AllianceBernstein® VPS Small/Mid Cap Value Portfolio—Class A Shares	1,572	542
American Century VP Inflation Protection—Class II Shares	328	1
American Century VP Value—Class II Shares	778	612
American Funds Asset Allocation Fund—Class 2 Shares	561	158
American Funds Global Growth Fund—Class 1 Shares	335	260
American Funds Global Small Capitalization Fund—Class 2 Shares	688	631
American Funds Growth Fund—Class 2 Shares	2,259	1,267
American Funds Growth-Income Fund—Class 2 Shares	106	66
American Funds International Fund—Class 2 Shares	7,317	3,385
Calvert VP SRI Balanced Portfolio	—	16
Davis Value Portfolio	151	296
Delaware VIP® International Value Equity Series—Standard Class	1,686	559
Delaware VIP® Small Cap Value Series—Standard Class	3,801	133
Dreyfus IP Technology Growth Portfolio—Initial Shares	429	128
Dreyfus VIF Opportunistic Small Cap Portfolio—Initial Shares	1	1
DWS Dreman Small Mid Cap Value VIP—Class A Shares	897	2,077
DWS Global Small Cap Growth VIP—Class A Shares	6	113
DWS Small Cap Index VIP—Class A Shares	3,264	3,272
Fidelity® VIP Contrafund® Portfolio—Initial Class	5,742	8,414
Fidelity® VIP Equity-Income Portfolio—Initial Class	1,144	525
Fidelity® VIP Freedom 2010 Portfolio—Initial Class	6,028	637
Fidelity® VIP Freedom 2020 Portfolio—Initial Class	6,731	2,822
Fidelity® VIP Freedom 2030 Portfolio—Initial Class	2,925	1,368
Fidelity® VIP Freedom 2040 Portfolio—Initial Class	1,646	1,051
Fidelity® VIP Growth Portfolio—Initial Class	617	347
Fidelity® VIP Index 500 Portfolio—Initial Class	18,603	19,804
Fidelity® VIP Investment Grade Bond Portfolio—Initial Class	1,879	6,056
Fidelity® VIP Mid Cap Portfolio—Initial Class	8,310	13,840
Fidelity® VIP Money Market Portfolio—Initial Class	33,198	20,390
Fidelity® VIP Overseas Portfolio—Initial Class	3,858	5,959
Fidelity® VIP Value Leaders Portfolio—Initial Class	2	3
Fidelity® VIP Value Strategies Portfolio—Service Class 2	82	28

NYLIAC CSVUL Separate Account-I

	Purchases	Sales

ING RussellTM Mid Cap Index Portfolio-I	$4,259	$30
Invesco V.I. Global Real Estate Fund—Series I Shares	657	373
Invesco V.I. International Growth Fund—Series I Shares	4,369	2,914
Invesco V.I. Mid Cap Core Equity Fund—Series I Shares	211	3,287
Invesco Van Kampen V.I. American Value Fund—Series I Shares	3,057	326
Janus Aspen Balanced Portfolio—Institutional Shares	756	11,201
Janus Aspen Enterprise Portfolio—Institutional Shares	1,803	1,890
Janus Aspen Forty Portfolio—Institutional Shares	2,597	8,123
Janus Aspen Worldwide Portfolio—Institutional Shares	77	70
Lazard Retirement International Equity Portfolio—Service Shares	1,118	1,033
Lord Abbett Series Fund-Mid Cap Stock Portfolio—Class VC	714	1,525
LVIP Baron Growth Opportunities Fund—Service Class	5,579	2,970
LVIP SSgA Bond Index Fund—Standard Class	4,988	15
LVIP SSgA Emerging Markets 100 Fund—Standard Class	441	28
LVIP SSgA International Index Fund—Standard Class	2,021	5
MFS® Global Tactical Allocation—Initial Class	308	17
MFS® International Value Portfolio—Initial Class	4,426	276
MFS® Investors Trust Series—Initial Class	1	1
MFS® New Discovery Series—Initial Class	1	1
MFS® Utilities Series—Initial Class	190	2,681
MFS® Value Series—Initial Class	6,686	5,120
Neuberger Berman AMT Large Cap Value Portfolio—Class I Shares	194	70
Oppenheimer Capital Appreciation Fund/VA—Non-Service Shares	3	7
Oppenheimer Core Bond Fund/VA—Non-Service Shares	—	—
PIMCO Global Bond Portfolio (Unhedged)—Administrative Class Shares	4,406	2,443
PIMCO High Yield Portfolio—Administrative Class Shares	2,274	1,000
PIMCO Long-Term U.S. Government Portfolio—Administrative Class Shares	4,199	69
PIMCO Low Duration Portfolio—Administrative Class Shares	3,550	1,775
PIMCO Real Return Portfolio—Administrative Class Shares	12,411	4,834
PIMCO Total Return Portfolio—Administrative Class Shares	30,082	19,349
Royce Micro-Cap Portfolio—Investment Class	1,413	1,654
Royce Small-Cap Portfolio—Investment Class	2,095	10,168
T. Rowe Price Blue Chip Growth Portfolio	5,156	4,302
T. Rowe Price Equity Income Portfolio	4,555	26,677
T. Rowe Price Index 500 Portfolio	158	177
T. Rowe Price International Stock Portfolio	737	3,675
T. Rowe Price Limited-Term Bond Portfolio	7,471	5,486
T. Rowe Price New America Growth Portfolio	2,682	1,568
T. Rowe Price Personal Strategy Balanced Portfolio	3,977	7,903
TOPSTM Capital Preservation ETF Portfolio—Class 2 Shares	3	—
TOPSTM Protected Balanced ETF Portfolio—Class 2 Shares	6	3
TOPSTM Protected Growth ETF Portfolio—Class 2 Shares	—	5,064
TOPSTM Protected Moderate Growth ETF Portfolio—Class 2 Shares	10	5
UIF Emerging Markets Debt Portfolio—Class I	3,914	2,383
UIF Emerging Markets Equity Portfolio—Class I	2,039	13,511
UIF U.S. Real Estate Portfolio—Class I	3,398	2,173
Van Eck VIP Global Bond Fund—Initial Class	808	328
Van Eck VIP Global Hard Assets—Initial Class	652	2,791
Van Eck VIP Multi-Manager Alternatives—Initial Class	180	59

Total	$409,031	$344,375

Not all investment options are available under all policies.

Notes to Financial Statements (Continued)

NOTE 3—Expenses and Related Party Transactions:

Deductions from Premiums:

N

YLIAC deducts premium expense charges from all premiums received for certain CSVUL Separate Account-I policies. Premium expense charges are expressed as a percentage of the premium payment received.

Sales Expense Charge:

NYLIAC deducts a Sales Expense Charge from all premium payments for CSVUL Separate Account-I policies to partially cover the expenses associated with selling the policies.

For CSVUL policies, currently 2.25% of any premium payment is deducted. This charge may increase in the future, but will never exceed 4.5%.

For CEVUL2 policies, currently 13.75% of any premium payment made, up to the Target Premium, during the first Policy Year is deducted. Once the Target Premium for the first Policy Year has been reached, we currently deduct a sales expense charge of 1.25% from any additional premiums paid in that Policy Year. During Policy Years two through seven, we currently expect to deduct a sales expense charge of 9.75% from any premiums paid up to the Target Premium. Once the Target Premium for the Policy Year has been reached, we currently expect to deduct a sales expense charge of 0.75% from any additional premiums paid in that Policy Year. During Policy Years eight through ten, we currently expect to deduct a sales expense charge of 2.75% from any premiums paid up to the Target Premium. Once the Target Premium for the Policy Year has been reached, we currently expect to deduct a sales expense charge of 0.25% from any additional premiums paid in that Policy Year. Beginning in the eleventh Policy Year, we currently expect to deduct a sales expense charge of 1.75% from any premiums paid up to the Target Premium for a given Policy Year. Once the Target Premium for the Policy Year has been reached, we currently expect to deduct a sales expense charge of 0.25% from any additional premiums paid in that Policy Year. The Target Premium, as shown in the policy, is determined from the Face Amount of the policy. Any change to the policy which results in a change to the Face Amount, will change the Target Premium.

For CEVUL3 policies, currently 10.75% of any premium payment made, up to the Target Premium, during the first Policy Year is deducted. During Policy Years two through five, we currently expect to deduct a sales expense of 5.75% from any premiums paid up to the Target Premium. During Policy Years six and seven, we currently expect to deduct a sales expense charge of 4.75% from any premiums paid up to the Target Premium. During Policy Years after year seven, we currently expect to deduct a sales expense charge of 1.75% from any premiums paid up to the Target Premium. We currently do not charge a sales expense charge on premiums paid in excess of the Target Premium in any year. The Target Premium, as shown in the policy, is determined from the Face Amount of the policy. Any change to the policy which results in a change to the Face Amount, will change the Target Premium.

For CEVUL4 policies, currently 10.75% of any premium payment made, up to the Target Premium, during the first Policy Year is deducted. During Policy Years two through five, we currently expect to deduct a sales expense of 5.75% from any premiums paid up to the Target Premium. During Policy Years six and seven, we currently expect to deduct a sales expense charge of 4.75% from any premiums paid up to the Target Premium. During Policy Years after year seven, we currently expect to deduct a sales expense charge of 1.75% from any premiums paid up to the Target Premium. We currently do not charge a sales expense charge on premiums paid in excess of the Target Premium in any year. The Target Premium, as shown in the policy, is determined from the Face Amount of the policy. Any change to the policy which results in a change to the Face Amount, will change the Target Premium.

For CEVUL5 policies, currently 14.00% of any premium payment made, up to the Target Premium, during the first Policy Year is deducted. Once the Target Premium for the first Policy Year has been reached, we currently deduct a sales expense charge of 1.00% from any additional premiums paid in this Policy Year. During Policy Years two through five, we currently expect to deduct a sales expense charge of 10.00% from any premium paid up to the Target Premium. Once the Target Premium for the Policy Year has been reached, we currently do not expect to deduct a sales expense charge. During Policy Years six and seven, we currently expect to deduct a sales expense charge of 1.75% from any premium paid up to the Target Premium. Once the Target Premium for the Policy Year has been reached, we currently do not expect to deduct a sales expense charge. During Policy Years eight and beyond, we currently do not expect to deduct a sales expense charge from any premium paid. The Target Premium, as shown in the policy, is determined from the Face Amount of the policy. Any change to the policy which results in a change to the Face Amount, will change the Target Premium.

NYLIAC CSVUL Separate Account-I

For CEVUL6 policies, currently 14.00% of any premium payment made, up to the Target Premium, during the first Policy Year is deducted. Once the Target Premium for the first Policy Year has been reached, we currently deduct a sales expense charge of 2.00% from any additional premiums paid in this Policy Year. During Policy Years two through five, we currently expect to deduct a sales expense charge of 10.00% from any premium paid up to the Target Premium. Once the Target Premium for the Policy Year has been reached, we currently expect to deduct a sales expense charge of 2.00% from any additional premiums paid in this Policy Year. During Policy Years six and seven, we currently expect to deduct a sales expense charge of 1.75% from any premium paid up to the Target Premium. Once the Target Premium for the Policy Year has been reached, we currently expect to deduct a sales expense charge of 2.00% from any additional premiums paid in this Policy Year. During Policy Years eight and beyond, we currently do not expect to deduct a sales expense charge from any premium paid. The Target Premium, as shown in the policy, is determined from the Face Amount of the policy. Any change to the policy which results in a change to the Face Amount, will change the Target Premium.

For CEAVUL policies, currently 16.25% of any premium payment made, up to the Target Premium, during the first Policy Year is deducted. Once the Target Premium for the first Policy Year has been reached, we currently deduct a sales expense charge of 0.75% from any additional premiums paid in this Policy Year. During Policy years two through four, we currently expect to deduct a sales expense charge of 9.75% from any premium paid up to the Target Premium. Once the Target Premium for the Policy Year has been reached, we currently deduct a sales expense charge of 4.00% from any additional premiums paid in that Policy Year. During Policy Years five through seven, we currently expect to deduct a sales expense charge of 1.75% from any premium paid up to the Target Premium. Once the Target Premium for the Policy Year has been reached, we currently deduct a sales expense charge of 1.75% from any additional premiums paid in that Policy Year. During Policy Years eight and beyond, we currently do not expect to deduct a sales expense charge from any premium paid. If the Supplementary Term Rider is added, the current sales expense charge for all premium payments charge is equal to (i) the current charge without the Supplementary Term Rider, multiplied by (ii) the Base Face Amount divided by the Target Face Amount. The Target Premium, as shown in the policy, is determined from the Face Amount of the policy. Any change to the policy which results in a change to the Face Amount, will change the Target Premium.

State and Federal Premium Tax Charge:

NYLIAC deducts State and Federal Premium Tax Charges from all premium payments for CSVUL Separate Account-I policies. These charges may increase consistent with changes in the applicable tax law.

For CSVUL policies, a state premium tax charge of 2.00% is deducted from all premium payments. A federal premium tax charge of 1.25% is deducted from all premium payments.

For CEVUL2 policies, a state premium tax charge of 2.00% is deducted from all premium payments. A federal premium tax charge of 1.25% is deducted from all premium payments.

For CEVUL3 policies, a state premium tax charge of 2.00% is deducted from all premium payments, up to the Target Premium. Once the Target Premium for the Policy Year has been reached, 1.75% is deducted from premiums paid in excess of the Target Premium. A federal premium tax charge of 1.25% is deducted from all premium payments.

For CEVUL4 policies, a state premium tax charge of 2.00% is deducted from all premium payments, up to the Target Premium. Once the Target Premium for the Policy Year has been reached, 1.75% is deducted from premiums paid in excess of the Target Premium. A federal premium tax charge of 1.25% is deducted from all premium payments.

For CEVUL5 policies, during Policy Years one through seven, a state premium tax charge of 2.00% is deducted from all premium payments, up to the Target Premium. During Policy Years one through seven, a state premium tax charge of 1.75% is deducted from premiums paid in excess of the Target Premium. Beginning in the eighth Policy Year, a state premium tax charge of 1.50% is deducted from all premium payments. During Policy Years one through seven, a federal premium tax charge of 1.25% is deducted from all premium payments. Beginning in the eighth Policy Year, a federal premium tax charge of 1.00% is deducted from all premium payments.

For CEVUL6 policies, during Policy Years one through seven, a state premium tax charge of 2.00% is deducted from all premium payments, up to the Target Premium. During Policy Years one through seven, a state premium tax charge of 1.75% is deducted from premiums paid in excess of the Target Premium. Beginning in the eighth Policy Year, a state premium tax charge of 1.50% is deducted from all premium payments. During Policy Years one through seven, a

Notes to Financial Statements (Continued)

NOTE 3—Expenses and Related Party Transactions (Continued):

federal premium tax charge of 1.25% is deducted from all premium payments. Beginning in the eighth Policy Year, a federal premium tax charge of 1.00% is deducted from all premium payments.

For CEAVUL policies, during Policy Years one through seven, a state premium tax charge of 2.00% is deducted from all premium payments. Beginning in the eighth Policy Year, a state premium tax charge of 1.50% is deducted from all premium payments. During Policy Years one through seven, a federal premium tax charge of 1.25% is deducted from all premium payments. Beginning in the eighth Policy Year, a federal premium tax charge of 1.00% is deducted from all premium payments.

Deductions from Cash Value:

NYLIAC deducts certain monthly charges from the cash value of CSVUL Separate Account-I policies. These charges include the cost of insurance charge, a monthly contract charge, a mortality and expense charge (deducted from the policy’s cash value for CEVUL3 through CEVUL6 and CEAVUL), a partial withdrawal charge, a per thousand face amount charge, and a surrender charge. These charges are recorded as cost of insurance in the accompanying Statement of Changes in Net Assets. The mortality and expense charge for CSVUL and CEVUL2 is deducted from the Investment Division and is recorded as mortality and expense risk charges in the Statement of Operations. The charges disclosed below were in effect for each of the five periods presented in the Financial Highlights section. Not all charges are deducted from all products, as shown below.

Cost of Insurance Charge:

A charge to cover the cost of providing life insurance benefits is assessed monthly on all CSVUL Separate Account-I policies. This charge is based on such factors as issue age of the insured(s), duration, gender, underwriting class, face amount, any riders included, and the cash value of the policy.

Monthly Contract Charge:

This charge is used to compensate NYLIAC for costs incurred in providing administrative services including: premium collection, record-keeping, and claims processing. A monthly cost of insurance charge is also deducted based on rates set forth in each policy. Charges for optional benefits added by rider are also deducted monthly. These charges are recorded as cost of insurance in the accompanying Statement of Changes in Net Assets.

For CSVUL policies, a monthly contract charge of $7.50 is assessed each month.

For CEVUL2 policies, beginning in the second Policy Year, a monthly contract charge of $5.00 is assessed each month.

For CEVUL3 policies, beginning in the second Policy Year, a monthly contract charge of $5.00 is assessed each month.

For CEVUL4 policies, beginning in the second Policy Year, a monthly contract charge of $5.00 is assessed each month.

For CEVUL5 policies, beginning in the second Policy Year, a monthly contract charge of $5.00 is assessed each month.

For CEVUL6 policies, beginning in the second Policy Year, a monthly contract charge of $5.00 is assessed each month.

For CEAVUL policies, beginning in the second Policy Year, a monthly contract charge of $10.00 is assessed each month.

Mortality & Expense Risk Charges:

The CSVUL Separate Account-I is assessed a charge for mortality and expense risks assumed by NYLIAC. These charges were in effect for each of the five periods presented in the Financial Highlights section. The mortality and expense charge for CSVUL and CEVUL2 is deducted from the Investment Division and is recorded as mortality and expense risk charges in the Statement of Operations. For CEVUL3 through CEVUL6 and CEAVUL, the mortality and expense charge is recorded as cost of insurance in the accompanying Statement of Changes in Net Assets.

For CSVUL policies, these charges are made daily at an annual rate of .70% of the daily variable accumulation value of each Investment Division for policy years one through ten. For policy years eleven and later, it is expected that these charges will be reduced to an annual rate of .30% of the daily variable accumulation value of each Investment Division.

During 2013, NYLIAC determined that the mortality and expense risk charge within Series 1 of the MainStay VP DFA/Dupont Capital Emerging Markets Equity—Initial Class, MainStay VP Janus Balanced—Initial Class and MainStay VP T. Rowe Price Equity Income— Initial Class Investment Divisions had been levied at an incorrect and excessive rate for the period May 1, 2012 (inception of the Investment Divisions) through March 14, 2013. During 2013, these policyowners will receive written notification of the error and reimbursement in the form of additional units,

NYLIAC CSVUL Separate Account-I

calculated using the corrected Accumulation Unit Values (“AUVs”) for the affected period. For the period ending December 31, 2012, a receivable from NYLIAC in the amount of $124,090 was recorded to reflect a reimbursement due to these Investment Divisions for the excessive mortality and expense risk charges levied. In addition, the 2012 financial statements were adjusted to reflect the correct ending AUV, unit activity and total return for these affected Investment Divisions. The 2012 impact of this error to the following financial statement line items was deemed to be immaterial and therefore no adjustment has been made to the 2012 financial statements: Cost of insurance, Policyowners’ surrenders, Net transfers from (to) Fixed Account and Transfers between Investment Divisions.

For CEVUL2 policies, in all years, it is expected that the charge will be an annual rate of .25% of the average daily variable accumulation value of each Investment Division’s assets. NYLIAC may increase these charges in the future up to a maximum annual rate of .90%.

For CEVUL3 policies, NYLIAC deducts a mortality and expense risk charge from the cash value. The mortality and expense risk charge is a percentage of the amount of cash value in CSVUL Separate Account-I. In policy year one, the mortality and expense charge deducted is .25%. In Policy Years two through twenty-five, the mortality and expense charge deducted is .45%. In Policy Years twenty-six and subsequent, the mortality and expense charge deducted is reduced to .25%.

For CEVUL4 policies, NYLIAC deducts a mortality and expense risk charge from the cash value. The mortality and expense risk charge is a percentage of the amount of cash value in CSVUL Separate Account-I. In policy year one, the mortality and expense charge deducted is .25%. In Policy Years two through twenty-five, the mortality and expense charge deducted is .45%. In Policy Years twenty-six and subsequent, the mortality and expense charge deducted is reduced to .25%.

For CEVUL5 policies, NYLIAC deducts a mortality and expense risk charge from the cash value. The mortality and expense risk charge is a percentage of the amount of cash value in CSVUL Separate Account-I. In policy years one through ten, the mortality and expense risk charge deducted is .50%. In Policy Years eleven and beyond, the mortality and expense risk charge deducted is reduced to 0.25%.

For CEVUL6 policies, NYLIAC deducts a mortality and expense risk charge from the cash value. The mortality and expense risk charge is a percentage of the amount of cash value in CSVUL Separate Account-I. In Policy Year one, the mortality and expense charge deducted is .25%. In Policy Years two through ten, the mortality and expense charge deducted is .45%. In Policy Years ten and thereafter, the mortality and expense charge deducted is reduced to .25%.

For CEAVUL policies, NYLIAC deducts a mortality and expense risk charge from the cash value. The mortality and expense risk charge is a percentage of the amount of cash value in CSVUL Separate Account-I. In Policy Years one through ten, the current mortality and expense deductions are made monthly at an annual rate of 0.45% for the first $25,000 of the CSVUL Separate Account-I value, 0.37% of the CSVUL Separate Account-I value between $25,000 and $200,000, and 0.20% of the CSVUL Separate Account-I value greater than $200,000. The current mortality and expense risk charge is reduced in year eleven and beyond to 0.40% of the first $25,000 of the CSVUL Separate Account-I value, 0.32% of the CSVUL Separate Account-I value between $25,000 and $200,000, and 0.15% of the CSVUL Separate Account-I value over $200,000.

Partial Withdrawal Charge

For CSVUL policies, NYLIAC may assess a Partial Withdrawal Charge of the lesser of $25 or 2.00% of amounts withdrawn. This charge is guaranteed not to exceed $25 per transaction. NYLIAC does not currently assess this charge.

For CEVUL2 policies, NYLIAC may assess a Partial Withdrawal Charge of $25 per transaction. This charge is guaranteed not to exceed $25 per transaction. NYLIAC does not currently assess this charge.

For CEVUL3 policies, NYLIAC may assess a Partial Withdrawal Charge of $25 per transaction. This charge is guaranteed not to exceed $25 per transaction. NYLIAC does not currently assess this charge.

For CEVUL4 policies, NYLIAC may assess a Partial Withdrawal Charge of $25 per transaction. This charge is guaranteed not to exceed $25 per transaction. NYLIAC does not currently assess this charge.

For CEVUL5 policies, NYLIAC may assess a Partial Withdrawal Charge of $25 per transaction. This charge is guaranteed not to exceed $25 per transaction. NYLIAC does not currently assess this charge.

For CEVUL6 policies, NYLIAC may assess a Partial Withdrawal Charge of $25 per transaction. This charge is guaranteed not to exceed $25 per transaction. NYLIAC does not currently assess this charge.

Notes to Financial Statements (Continued)

NOTE 3—Expenses and Related Party Transactions (Continued):

For CEAVUL policies, NYLIAC may assess a Partial Withdrawal Charge of $25 per transaction. This charge is guaranteed not to exceed $25 per transaction. NYLIAC does not currently assess this charge.

Per Thousand Face Amount Charge:

For CEAVUL policies, NYLIAC assesses a monthly per thousand face amount charge. The charge varies based on characteristics of the insured, the number of policies issued at the same time to other policyowners with the same employer as the insured, and the amount of the employer’s contribution (if any) to premium payments. The guaranteed maximum charge is $1.20 per $1,000 of the policy’s face amount.

Surrender Charge:

For CSVUL policies, NYLIAC assesses a surrender charge on complete surrenders or requested changes in base face amount for the first nine years of the policy. This charge is based on the policy year in which the surrender or decrease in base face amount is made and will be deducted proportionately by Investment Division from the policy’s cash value. This charge ranges from a maximum of 32.5% of the surrender charge premium in policy years 1–5 and declines each year thereafter to a minimum of 6.5% in year nine. Surrender charges are paid to NYLIAC. This charge is included with surrenders on the accompanying Statement of Changes in Net Assets as policyowner’s surrenders are presented net of these charges.

Transfer Charge:

For CSVUL policies, NYLIAC may assess a Transfer Charge for each transfer transaction. This charge is guaranteed not to exceed $30 per transfer after the first 12 transfers in a Policy Year. NYLIAC does not currently assess this charge.

For CEVUL2 policies, NYLIAC may assess a Transfer Charge for each transfer transaction. This charge is guaranteed not to exceed $30 per transfer after the first 12 transfers in a Policy Year. NYLIAC does not currently assess this charge.

For CEVUL3 policies, NYLIAC may assess a Transfer Charge for each transfer transaction. This charge is guaranteed not to exceed $30 per transfer after the first 12 transfers in a Policy Year. NYLIAC does not currently assess this charge.

For CEVUL4 policies, NYLIAC may assess a Transfer Charge for each transfer transaction. This charge is guaranteed not to exceed $30 per transfer after the first 12 transfers in a Policy Year. NYLIAC does not currently assess this charge.

For CEVUL5 policies, NYLIAC may assess a Transfer Charge for each transfer transaction. This charge is guaranteed not to exceed $30 per transfer after the first 12 transfers in a Policy Year. NYLIAC does not currently assess this charge.

For CEVUL6 policies, NYLIAC may assess a Transfer Charge for each transfer transaction. This charge is guaranteed not to exceed $30 per transfer after the first 12 transfers in a Policy Year. NYLIAC does not currently assess this charge.

For CEAVUL policies, NYLIAC may assess a Transfer Charge for each transfer transaction. This charge is guaranteed not to exceed $30 per transfer after the first 12 transfers in a Policy Year. NYLIAC does not currently assess this charge.

CSVUL Separate Account-I policyowners may pay certain Fund portfolio company operating expenses during the time they own their policy, which are reflected in the daily computation of NAVs for the Funds. NYLIAC may receive payment or compensation from the Funds resulting from certain of these operating expenses in connection with the administration, distribution and other services it provides to the Funds, some of whom may be affiliates of either NYLIAC or CSVUL Separate Account-I. Management Fees (which may include administration and/or advisory fees) range from 0.10% to 2.50%, distribution (12b-1) fees range from 0.00% to 0.25%, and other expenses range from 0.00% to 3.01%. These ranges are shown as a percentage of average net assets as of December 31, 2011, and approximate the ranges as of December 31, 2012.

NOTE 4—Distribution of Net Income:

C

SVUL Separate Account-I does not expect to declare dividends to policyowners from accumulated net investment income and realized gains. The income and gains are distributed to policyowners as part of withdrawals of amounts (in the form of surrenders, death benefits or transfers) in excess of the net premium payments.

NYLIAC CSVUL Separate Account-I

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Notes to Financial Statements (Continued)

NOTE 5—Changes in Units Outstanding (in 000’s):

T

he changes in units outstanding for the years ended December 31, 2012 and December 31, 2011 were as follows:

	2012			2011
	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)

MainStay VP Bond—Initial Class	404	(416)	(12)	3,009	(115)	2,894
MainStay VP Cash Management	31,511	(27,917)	3,594	37,084	(47,881)	(10,797)
MainStay VP Common Stock—Initial Class	52	(226)	(174)	20	(761)	(741)
MainStay VP Convertible—Initial Class	25	(4)	21	30	(32)	(2)
MainStay VP DFA/DuPont Capital Emerging Markets Equity—Initial Class	1,658	(333)	1,325	—	—	—
MainStay VP Eagle Small Cap Growth—Initial Class	891	(354)	537	—	—	—
MainStay VP Floating Rate—Initial Class	31	(6)	25	36	(28)	8
MainStay VP Government—Initial Class	51	(31)	20	40	(32)	8
MainStay VP Growth Equity—Initial Class	8	(85)	(77)	14	(380)	(366)
MainStay VP High Yield Corporate Bond—Initial Class	536	(229)	307	699	(1,025)	(326)
MainStay VP ICAP Select Equity—Initial Class	99	(287)	(188)	87	(696)	(609)
MainStay VP Income Builder—Initial Class	24	(51)	(27)	613	(54)	559
MainStay VP International Equity—Initial Class	59	(479)	(420)	223	(735)	(512)
MainStay VP Janus Balanced—Initial Class	1,192	(382)	810	—	—	—
MainStay VP Large Cap Growth—Initial Class	1	(1)	—	—	(2)	(2)
MainStay VP MFS® Utilities—Initial Class	309	(42)	267	—	—	—
MainStay VP Mid Cap Core—Initial Class	76	(114)	(38)	229	(103)	126
MainStay VP S&P 500 Index—Initial Class	237	(559)	(322)	264	(1,451)	(1,187)
MainStay VP T. Rowe Price Equity Income—Initial Class	2,666	(420)	2,246	—	—	—
MainStay VP U.S. Small Cap—Initial Class	43	(114)	(71)	50	(225)	(175)
MainStay VP Van Eck Global Hard Assets—Initial Class	326	(18)	308	—	—	—
Alger Small Cap Growth Portfolio—Class I-2 Shares	—	(1)	(1)	—	(35)	(35)
Alger SMid Cap Growth Portfolio—Class I-2 Shares	18	(3)	15	35	(29)	6
AllianceBernstein® VPS International Value Portfolio—Class A Shares	18	(134)	(116)	85	(141)	(56)
AllianceBernstein® VPS Small/Mid Cap Value Portfolio—Class A Shares	119	(43)	76	67	(74)	(7)
American Century VP Inflation Protection—Class II Shares	31	—	31	—	—	—
American Century VP Value—Class II Shares	57	(49)	8	141	(22)	119
American Funds Asset Allocation Fund—Class 2 Shares	48	(14)	34	22	(25)	(3)
American Funds Global Growth Fund—Class 1 Shares	28	(22)	6	49	(1)	48
American Funds Global Small Capitalization Fund—Class 2 Shares	66	(63)	3	67	(40)	27
American Funds Growth Fund—Class 2 Shares	198	(115)	83	301	(395)	(94)
American Funds Growth-Income Fund—Class 2 Shares	10	(7)	3	19	(4)	15
American Funds International Fund—Class 2 Shares	731	(343)	388	285	(243)	42
Calvert VP SRI Balanced Portfolio	—	(1)	(1)	—	—	—
Davis Value Portfolio	11	(29)	(18)	33	(85)	(52)
Delaware VIP® International Value Equity Series—Standard Class	253	(85)	168	116	(10)	106
Delaware VIP® Small Cap Value Series—Standard Class	383	(14)	369	—	—	—
Dreyfus IP Technology Growth Portfolio—Initial Shares	28	(8)	20	42	(8)	34
Dreyfus VIF Opportunistic Small Cap Portfolio—Initial Shares	—	—	—	—	—	—
DWS Dreman Small Mid Cap Value VIP—Class A Shares	86	(206)	(120)	148	(38)	110
DWS Global Small Cap Growth VIP—Class A Shares	1	(13)	(12)	14	(1)	13
DWS Small Cap Index VIP—Class A Shares	211	(222)	(11)	328	(154)	174
Fidelity® VIP Contrafund® Portfolio—Initial Class	321	(499)	(178)	533	(603)	(70)
Fidelity® VIP Equity-Income Portfolio—Initial Class	53	(41)	12	61	(68)	(7)
Fidelity® VIP Freedom 2010 Portfolio—Initial Class	431	(46)	385	88	(25)	63
Fidelity® VIP Freedom 2020 Portfolio—Initial Class	483	(213)	270	308	(222)	86
Fidelity® VIP Freedom 2030 Portfolio—Initial Class	221	(107)	114	63	(35)	28
Fidelity® VIP Freedom 2040 Portfolio—Initial Class	125	(84)	41	80	(4)	76
Fidelity® VIP Growth Portfolio—Initial Class	46	(26)	20	57	(36)	21
Fidelity® VIP Index 500 Portfolio—Initial Class	1,169	(1,402)	(233)	1,243	(416)	827
Fidelity® VIP Investment Grade Bond Portfolio—Initial Class	87	(387)	(300)	327	(173)	154

NYLIAC CSVUL Separate Account-I

	2012			2011
	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)

Fidelity® VIP Mid Cap Portfolio—Initial Class	323	(731)	(408)	830	(896)	(66)
Fidelity® VIP Money Market Portfolio—Initial Class	3,297	(2,027)	1,270	1,067	(432)	635
Fidelity® VIP Overseas Portfolio—Initial Class	287	(479)	(192)	395	(230)	165
Fidelity® VIP Value Leaders Portfolio—Initial Class	—	—	—	—	—	—
Fidelity® VIP Value Strategies Portfolio—Service Class 2	5	(2)	3	5	(7)	(2)
ING RussellTM Mid Cap Index Portfolio-I	421	(3)	418	—	—	—
Invesco V.I. Global Real Estate Fund—Series I Shares	61	(37)	24	45	(56)	(11)
Invesco V.I. International Growth Fund—Series I Shares	342	(239)	103	157	(166)	(9)
Invesco V.I. Mid Cap Core Equity Fund—Series I Shares	19	(295)	(276)	308	(6)	302
Invesco Van Kampen V.I. American Value Fund—Series I Shares	132	(14)	118	21	(5)	16
Janus Aspen Balanced Portfolio—Institutional Shares	43	(616)	(573)	114	(541)	(427)
Janus Aspen Enterprise Portfolio—Institutional Shares	93	(97)	(4)	118	(255)	(137)
Janus Aspen Forty Portfolio—Institutional Shares	178	(561)	(383)	282	(481)	(199)
Janus Aspen Worldwide Portfolio—Institutional Shares	7	(6)	1	55	(87)	(32)
Lazard Retirement International Equity Portfolio—Service Shares	86	(90)	(4)	58	(99)	(41)
Lord Abbett Series Fund-Mid Cap Stock Portfolio—Class VC	49	(105)	(56)	120	(170)	(50)
LVIP Baron Growth Opportunities Fund—Service Class	356	(205)	151	203	(163)	40
LVIP SSgA Bond Index Fund—Standard Class	476	(1)	475	—	—	—
LVIP SSgA Emerging Markets 100 Fund—Standard Class	44	(3)	41	—	—	—
LVIP SSgA International Index Fund—Standard Class	192	(1)	191	—	—	—
MFS® Global Tactical Allocation—Initial Class	28	(1)	27	2	(2)	—
MFS® International Value Portfolio—Initial Class	401	(26)	375	—	—	—
MFS® Investors Trust Series—Initial Class	—	—	—	—	(1)	(1)
MFS® New Discovery Series—Initial Class	—	—	—	—	—	—
MFS® Utilities Series—Initial Class	10	(130)	(120)	42	(31)	11
MFS® Value Series—Initial Class	454	(353)	101	467	(85)	382
Neuberger Berman AMT Large Cap Value Portfolio—Class I Shares	22	(8)	14	18	(24)	(6)
Oppenheimer Capital Appreciation Fund/VA—Non-Service Shares	1	(1)	—	2	—	2
Oppenheimer Core Bond Fund/VA—Non-Service Shares	—	—	—	—	—	—
PIMCO Global Bond Portfolio (Unhedged)—Administrative Class Shares	293	(174)	119	156	(45)	111
PIMCO High Yield Portfolio—Administrative Class Shares	184	(83)	101	64	(19)	45
PIMCO Long-Term U.S. Government Portfolio—Administrative Class Shares	189	(3)	186	3	(2)	1
PIMCO Low Duration Portfolio—Administrative Class Shares	247	(126)	121	195	(139)	56
PIMCO Real Return Portfolio—Administrative Class Shares	701	(301)	400	503	(428)	75
PIMCO Total Return Portfolio—Administrative Class Shares	1,640	(1,159)	481	1,020	(978)	42
Royce Micro-Cap Portfolio—Investment Class	78	(98)	(20)	83	(148)	(65)
Royce Small-Cap Portfolio—Investment Class	148	(710)	(562)	379	(451)	(72)
T. Rowe Price Blue Chip Growth Portfolio	323	(270)	53	455	(260)	195
T. Rowe Price Equity Income Portfolio	314	(1,852)	(1,538)	602	(790)	(188)
T. Rowe Price Index 500 Portfolio	11	(13)	(2)	27	(2)	25
T. Rowe Price International Stock Portfolio	47	(238)	(191)	206	(32)	174
T. Rowe Price Limited-Term Bond Portfolio	563	(418)	145	234	(223)	11
T. Rowe Price New America Growth Portfolio	169	(99)	70	130	(49)	81
T. Rowe Price Personal Strategy Balanced Portfolio	211	(491)	(280)	196	(1,077)	(881)
TOPS™ Capital Preservation ETF Portfolio—Class 2 Shares	—	—	—	—	—	—
TOPS™ Protected Balanced ETF Portfolio—Class 2 Shares	—	—	—	—	—	—
TOPS™ Protected Growth ETF Portfolio—Class 2 Shares	—	(502)	(502)	502	—	502
TOPS™ Protected Moderate Growth ETF Portfolio—Class 2 Shares	1	—	1	—	—	—
UIF Emerging Markets Debt Portfolio—Class I	191	(119)	72	193	(142)	51
UIF Emerging Markets Equity Portfolio—Class I	89	(581)	(492)	172	(194)	(22)
UIF U.S. Real Estate Portfolio—Class I	146	(96)	50	90	(205)	(115)
Van Eck VIP Global Bond Fund—Initial Class	58	(25)	33	19	(8)	11
Van Eck VIP Global Hard Assets—Initial Class	56	(327)	(271)	156	(98)	58
Van Eck VIP Multi-Manager Alternatives—Initial Class	16	(5)	11	23	(38)	(15)

Not all investment options are available under all policies.

Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights:

I

n 2012, NYLIAC CSVUL Separate Account-I (the “Account”) elected to present in the Financial Highlights appearing in Note 6 the range of lowest and highest expense ratio and the related total returns over the reporting period for each of the Account’s investment options, rather than separate information for each contract expense level as reported in prior periods as permitted by AICPA Statement of Position 03-5. The Account similarly elected to report aggregate period-end units outstanding and the range of period-end unit fair values for each investment option in the Statement of Assets and Liabilities and the Financial Highlights. Prior-period financial highlights appearing in Note 6 have been retrospectively adjusted conforming to the current period presentation.

The following table presents financial highlights for each Investment Division as of December 31, 2012, 2011, 2010, 2009 and 2008:

	Year	Net Assets (in 000’s)	Units Outstanding (in 000’s)	Variable Accumulation Unit Value (Lowest to Highest)	Total Return[1] (Lowest to Highest)	Investment Income Ratio[2]

MainStay VP Bond—Initial Class	2012	$50,513	3,171	$15.82 to $21.40	4.3% to 4.7%	2.5%
	2011	48,339	3,183	15.11 to 20.51	6.9% to 7.2%	3.9%
	2010	4,078	289	14.09 to 19.18	7.5% to 7.8%	3.3%
	2009	3,621	277	13.07 to 17.84	7.5% to 7.8%	5.4%
	2008	2,586	213	12.13 to 16.60	3.4% to 3.7%	4.8%
MainStay VP Cash Management	2012	$127,995	109,156	$ 1.15 to $ 1.31	(0.3%) to 0.0%	0.0%
	2011	123,591	105,562	1.15 to 1.31	(0.3%) to (0.2%)	0.0%
	2010	136,687	116,359	1.16 to 1.32	(0.3%) to 0.0%	0.0%
	2009	127,669	108,874	1.16 to 1.32	(0.2%) to 0.0%	0.0%
	2008	196,393	167,037	1.16 to 1.33	1.8% to 2.2%	2.1%
MainStay VP Common Stock—Initial Class	2012	$115,205	6,500	$14.85 to $18.01	16.4% to 16.7%	1.6%
	2011	101,380	6,674	12.72 to 15.47	1.3% to 1.6%	1.5%
	2010	109,449	7,415	12.53 to 15.27	12.3% to 12.6%	1.7%
	2009	96,058	7,285	11.12 to 13.59	22.0% to 22.4%	2.2%
	2008	69,010	6,218	9.09 to 11.13	(36.6%) to (36.4%)	1.5%
MainStay VP Convertible—Initial Class	2012	$1,171	65	$14.94 to $19.72	8.8% to 9.1%	3.3%
	2011	746	44	13.73 to 18.11	(5.0%) to (4.7%)	2.3%
	2010	814	46	14.46 to 19.06	10.7% to 17.9%	3.3%
	2009	626	40	13.06 to 16.22	0.0% to 46.1%	2.1%
	2008	503	49	9.43 to 13.06	(34.6%) to (7.0%)	2.4%
MainStay VP DFA/DuPont Capital Emerging Markets Equity—Initial Class	2012	$13,921	1,325	$10.49 to $10.51	4.9% to 5.1%	0.0%
MainStay VP Eagle Small Cap Growth—Initial Class	2012	$5,408	537	$10.06 to $10.06	0.6% to 0.6%	0.0%
MainStay VP Floating Rate—Initial Class	2012	$1,254	95	$13.22 to $13.22	7.2% to 7.2%	4.2%
	2011	868	70	10.59 to 12.34	2.0% to 2.2%	4.2%
	2010	751	62	10.39 to 12.07	4.2% to 8.1%	4.0%
	2009	749	67	9.97 to 11.16	33.6% to 33.6%	3.6%
	2008	380	45	8.36 to 9.97	(22.8%) to (0.1%)	5.3%
MainStay VP Government—Initial Class	2012	$2,841	186	$15.27 to $15.27	4.0% to 4.0%	2.9%
	2011	2,441	166	12.22 to 19.15	5.7% to 6.0%	3.2%
	2010	2,195	158	11.56 to 18.13	3.8% to 5.4%	3.0%
	2009	2,108	160	11.14 to 17.26	1.3% to 1.6%	3.6%
	2008	2,000	154	11.14 to 17.03	9.4% to 9.8%	3.5%
MainStay VP Growth Equity—Initial Class	2012	$6,749	491	$12.82 to $13.78	14.6% to 14.9%	0.4%
	2011	6,790	568	11.19 to 11.99	(1.7%) to (1.4%)	0.4%
	2010	11,331	934	11.38 to 12.16	7.9% to 12.2%	0.6%
	2009	5,072	468	10.41 to 11.21	16.3% to 34.2%	0.5%
	2008	7,482	914	8.07 to 11.21	(38.9%) to (20.4%)	0.4%
MainStay VP High Yield Corporate Bond—Initial Class	2012	$29,606	1,554	$19.02 to $27.25	13.1% to 13.4%	5.8%
	2011	20,935	1,247	16.77 to 24.10	5.9% to 6.3%	6.0%
	2010	24,846	1,573	15.78 to 22.75	12.3% to 12.7%	6.1%
	2009	17,527	1,246	14.01 to 20.25	42.4% to 42.8%	8.0%
	2008	10,755	1,093	9.81 to 14.22	(24.4%) to (24.1%)	7.7%

NYLIAC CSVUL Separate Account-I

	Year	Net Assets (in 000’s)	Units Outstanding (in 000’s)	Variable Accumulation Unit Value (Lowest to Highest)	Total Return[1] (Lowest to Highest)	Investment Income Ratio[2]

MainStay VP ICAP Select Equity—Initial Class	2012	$246,708	13,967	$15.72 to $17.79	15.2% to 15.6%	2.2%
	2011	216,856	14,155	13.60 to 15.43	(1.7%) to (1.4%)	1.4%
	2010	229,136	14,764	13.80 to 15.69	17.8% to 18.1%	0.9%
	2009	194,615	14,760	11.68 to 13.32	29.0% to 29.4%	1.8%
	2008	115,334	11,392	9.03 to 10.32	(37.8%) to (36.7%)	0.8%
MainStay VP Income Builder—Initial Class	2012	$7,267	532	$13.65 to $13.65	14.7% to 14.7%	4.3%
	2011	6,650	559	11.91 to 11.91	3.8% to 3.8%	4.7%
	2010	—	—	11.47 to 11.47	14.4% to 14.4%	0.0%
	2009	472	47	10.02 to 10.02	23.1% to 23.1%	0.9%
	2008	5,508	677	8.14 to 8.14	(27.2%) to (27.2%)	4.0%
MainStay VP International Equity—Initial Class	2012	$41,285	2,357	$16.08 to $20.27	19.1% to 19.5%	1.8%
	2011	40,408	2,777	13.46 to 17.00	(16.3%) to (16.0%)	3.2%
	2010	56,684	3,289	16.03 to 20.30	4.6% to 4.9%	3.3%
	2009	56,445	3,433	15.28 to 19.40	19.0% to 19.4%	7.1%
	2008	50,885	3,692	12.80 to 16.30	(25.9%) to (25.7%)	1.5%
MainStay VP Janus Balanced—Initial Class	2012	$8,357	810	$10.31 to $10.33	3.1% to 3.3%	0.0%
MainStay VP Large Cap Growth—Initial Class	2012	$79	9	$ 8.51 to $14.96	12.8% to 13.1%	0.0%
	2011	73	9	7.55 to 13.23	(0.6%) to (0.3%)	0.0%
	2010	87	11	7.59 to 13.26	15.8% to 16.2%	0.0%
	2009	81	12	6.55 to 11.42	39.6% to 40.0%	0.0%
	2008	82	15	4.69 to 8.15	(39.0%) to (38.8%)	0.1%
MainStay VP MFS® Utilities—Initial Class	2012	$2,846	267	$10.66 to $10.68	6.6% to 6.8%	0.0%
MainStay VP Mid Cap Core—Initial Class	2012	$56,233	2,363	$18.40 to $24.54	17.2% to 17.5%	0.8%
	2011	48,712	2,401	15.66 to 20.94	(3.2%) to (3.0%)	0.9%
	2010	48,352	2,275	16.14 to 21.64	23.3% to 23.6%	0.4%
	2009	46,759	2,849	13.05 to 17.54	36.6% to 36.9%	0.5%
	2008	40,733	3,527	9.53 to 12.84	(42.4%) to (42.2%)	0.4%
MainStay VP S&P 500 Index—Initial Class	2012	$151,720	10,091	$14.82 to $15.42	15.3% to 15.7%	1.7%
	2011	135,732	10,413	12.81 to 13.37	1.5% to 1.8%	1.7%
	2010	148,719	11,600	12.58 to 13.16	14.4% to 14.7%	1.8%
	2009	136,814	12,216	10.97 to 11.50	25.9% to 26.3%	2.8%
	2008	117,939	13,285	8.69 to 9.13	(37.2%) to (37.0%)	2.6%
MainStay VP T. Rowe Price Equity Income—Initial Class	2012	$23,624	2,246	$10.55 to $10.57	5.5% to 5.7%	0.0%
MainStay VP U.S. Small Cap—Initial Class	2012	$6,753	470	$14.36 to $14.36	12.8% to 12.8%	0.4%
	2011	6,886	541	12.73 to 12.73	(2.7%) to (2.7%)	0.9%
	2010	9,370	716	13.09 to 13.09	25.0% to 25.0%	0.1%
	2009	1,987	190	10.47 to 10.47	4.7% to 4.7%	0.0%
MainStay VP Van Eck Global Hard Assets— Initial Class	2012	2,983	308	$ 9.69 to $ 9.69	(3.1%) to (3.1%)	0.0%
Alger Small Cap Growth Portfolio—Class I-2 Shares	2012	$—	—	$ —	—	—
	2011	13	1	13.85 to 16.43	(3.5%) to (3.2%)	0.0%
	2010	619	36	16.97 to 16.97	25.3% to 25.3%	0.0%
	2009	834	62	13.54 to 13.54	45.5% to 45.5%	0.0%
	2008	804	86	9.31 to 9.31	(46.6%) to (13.8%)	0.0%
Alger SMid Cap Growth Portfolio—Class I-2 Shares	2012	$298	28	$10.67 to $10.67	14.5% to 14.5%	0.0%
	2011	124	13	9.32 to 9.32	(3.9%) to (3.9%)	0.0%
	2010	67	7	9.69 to 9.69	23.7% to 23.7%	0.0%
	2009	27	3	7.84 to 7.84	45.9% to 45.9%	0.0%
	2008	6	1	5.37 to 5.37	(46.3%) to (46.3%)	0.0%

Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Continued):

	Year	Net Assets (in 000’s)	Units Outstanding (in 000’s)	Variable Accumulation Unit Value (Lowest to Highest)	Total Return[1] (Lowest to Highest)	Investment Income Ratio[2]

AllianceBernstein® VPS International Value Portfolio—Class A Shares	2012	$22	4	$ 5.65 to $ 5.65	14.5% to 14.5%	0.2%
	2011	593	120	4.93 to 4.93	(19.3%) to (19.3%)	3.6%
	2010	1,072	176	6.11 to 6.11	4.6% to 4.6%	2.8%
	2009	1,477	253	5.84 to 5.84	34.7% to 34.7%	1.6%
	2008	804	185	4.34 to 4.34	(53.2%) to (53.2%)	0.8%
AllianceBernstein® VPS Small/Mid Cap Value Portfolio—Class A Shares	2012	$3,385	254	$13.31 to $13.31	18.7% to 18.7%	0.6%
	2011	1,998	178	11.21 to 11.21	(8.4%) to (8.4%)	0.5%
	2010	2,267	185	12.24 to 12.24	26.9% to 26.9%	0.4%
	2009	1,377	143	9.64 to 9.64	42.9% to 42.9%	0.2%
	2008	114	17	6.75 to 6.75	(32.5%) to (32.5%)	0.6%
American Century VP Inflation Protection—Class II Shares	2012	$328	31	$10.44 to $10.44	4.4% to 4.4%	2.8%
American Century VP Value—Class II Shares	2012	$3,430	253	$13.38 to $14.44	14.3% to 14.6%	1.8%
	2011	2,906	245	11.67 to 12.63	0.6% to 0.9%	1.9%
	2010	1,502	126	11.57 to 12.56	12.8% to 13.0%	2.2%
	2009	947	89	10.24 to 11.14	19.4% to 19.7%	4.9%
	2008	541	60	8.55 to 9.33	(27.0%) to (26.8%)	2.4%
American Funds Asset Allocation Fund—Class 2 Shares	2012	$889	72	$12.39 to $12.39	16.2% to 16.2%	2.2%
	2011	410	38	10.67 to 10.67	1.3% to 1.3%	1.7%
	2010	433	41	10.53 to 10.53	12.5% to 12.5%	1.2%
	2009	1,029	110	9.36 to 9.36	24.0% to 24.0%	3.3%
	2008	128	17	7.55 to 7.55	(29.5%) to (29.5%)	3.4%
American Funds Global Growth Fund—Class 1 Shares	2012	$973	77	$12.57 to $12.57	22.9% to 22.9%	1.1%
	2011	727	71	10.23 to 10.23	(8.7%) to (8.7%)	3.1%
	2010	258	23	11.20 to 11.20	12.0% to 12.0%	7.1%
	2009	—	—	9.99 to 9.99	(0.1%) to (0.1%)	—
American Funds Global Small Capitalization Fund—Class 2 Shares	2012	$1,014	93	$ 7.74 to $10.87	17.9% to 18.2%	1.5%
	2011	833	90	6.57 to 9.20	(19.3%) to (19.1%)	1.3%
	2010	709	63	8.14 to 11.37	22.1% to 22.4%	1.8%
	2009	445	50	6.67 to 9.29	36.5% to 61.3%	0.4%
	2008	166	30	4.88 to 5.76	(53.5%) to (51.2%)	0.0%
American Funds Growth Fund—Class 2 Shares	2012	$9,316	797	$11.70 to $11.70	17.9% to 17.9%	0.8%
	2011	7,090	714	5.23 to 9.93	(4.5%) to (4.3%)	0.6%
	2010	8,378	808	5.47 to 10.37	10.1% to 18.7%	0.7%
	2009	6,686	765	4.97 to 8.74	(12.5%) to 39.4%	0.9%
	2008	1,178	190	5.68 to 6.27	(44.0%) to (43.2%)	1.1%
American Funds Growth-Income Fund—Class 2 Shares	2012	$701	68	$10.31 to $10.31	17.5% to 17.5%	1.6%
	2011	569	65	8.78 to 8.78	(1.8%) to (1.8%)	1.7%
	2010	450	50	8.94 to 8.94	11.4% to 11.4%	2.2%
	2009	209	26	8.02 to 8.02	31.2% to 31.2%	1.8%
	2008	48	8	6.11 to 6.11	(37.8%) to (37.8%)	2.4%
American Funds International Fund—Class 2 Shares	2012	$14,518	1,355	$10.71 to $10.71	17.9% to 17.9%	1.6%
	2011	8,790	967	9.09 to 10.68	(14.2%) to (14.0%)	1.7%
	2010	9,766	925	10.56 to 12.44	6.9% to 7.2%	2.2%
	2009	8,655	879	9.85 to 11.64	43.1% to 43.1%	1.7%
	2008	4,075	592	6.88 to 11.64	(42.1%) to (42.1%)	2.6%

NYLIAC CSVUL Separate Account-I

	Year	Net Assets (in 000’s)	Units Outstanding (in 000’s)	Variable Accumulation Unit Value (Lowest to Highest)	Total Return[1] (Lowest to Highest)	Investment Income Ratio[2]

Calvert VP SRI Balanced Portfolio	2012	$—	—	$ —	—	—
	2011	14	1	12.83 to 13.90	4.3% to 4.6%	1.3%
	2010	14	1	12.27 to 12.27	12.1% to 12.1%	1.5%
	2009	13	1	10.95 to 10.95	25.3% to 25.3%	2.2%
	2008	10	1	8.74 to 8.74	(31.3%) to (31.3%)	2.6%
Davis Value Portfolio	2012	$468	41	$11.34 to $11.34	13.1% to 13.1%	1.8%
	2011	595	59	10.03 to 10.85	(4.4%) to (4.2%)	0.6%
	2010	1,162	111	10.47 to 11.35	5.8% to 12.8%	1.1%
	2009	1,354	146	9.28 to 10.73	0.0% to 31.2%	0.9%
	2008	1,070	151	7.08 to 10.73	(40.3%) to (2.2%)	0.9%
Delaware VIP® International Value Equity Series—Standard Class	2012	$2,861	405	$ 7.07 to $ 7.07	15.2% to 15.2%	2.1%
	2011	1,451	237	6.13 to 6.13	(14.4%) to (14.4%)	1.3%
	2010	936	131	7.17 to 7.17	10.9% to 10.9%	4.8%
	2009	3	1	6.46 to 6.46	6.0% to 6.0%	4.5%
	2008	—	—	6.10 to 6.10	(42.4%) to (42.4%)	2.4%
Delaware VIP® Small Cap Value Series—Standard Class	2012	$3,646	369	$10.28 to $10.28	2.8% to 2.8%	0.0%
Dreyfus IP Technology Growth Portfolio—Initial Shares	2012	$2,469	160	$15.48 to $15.48	15.6% to 15.6%	0.0%
	2011	1,868	140	11.51 to 13.39	(8.0%) to (7.8%)	0.0%
	2010	1,543	106	12.51 to 14.52	26.9% to 29.9%	0.0%
	2009	932	83	9.86 to 11.17	57.7% to 57.7%	0.4%
	2008	531	75	7.09 to 9.86	(41.2%) to (41.2%)	0.0%
Dreyfus VIF Opportunistic Small Cap Portfolio —Initial Shares	2012	$18	2	$10.77 to $10.77	20.6% to 20.6%	0.0%
	2011	15	2	8.93 to 10.78	(14.1%) to (13.8%)	0.4%
	2010	17	2	10.36 to 12.54	15.0% to 31.1%	0.7%
	2009	13	2	7.90 to 10.90	26.0% to 26.0%	1.6%
	2008	11	2	6.27 to 10.90	(37.6%) to (37.6%)	0.9%
DWS Dreman Small Mid Cap Value VIP—Class A Shares	2012	$1,917	182	$10.55 to $10.55	13.8% to 13.8%	1.4%
	2011	2,801	302	9.28 to 9.28	(6.1%) to (6.1%)	0.9%
	2010	1,899	192	9.88 to 9.88	23.1% to 23.1%	1.3%
	2009	969	121	8.03 to 8.03	29.7% to 29.7%	2.4%
	2008	861	139	6.19 to 6.19	(33.4%) to (33.4%)	1.7%
DWS Global Small Cap Growth VIP—Class A Shares	2012	$6	1	$10.21 to $10.21	15.4% to 15.4%	0.8%
	2011	112	13	8.85 to 8.85	(9.9%) to (9.9%)	1.4%
	2010	4	—	9.83 to 9.83	26.6% to 26.6%	0.4%
	2009	2	—	7.76 to 7.76	48.2% to 48.2%	2.5%
	2008	11	2	5.24 to 5.24	(47.6%) to (47.6%)	0.0%
DWS Small Cap Index VIP—Class A Shares	2012	$12,817	811	$15.80 to $15.80	16.3% to 16.3%	0.8%
	2011	11,178	822	10.36 to 13.59	(4.7%) to (4.4%)	0.9%
	2010	9,215	648	10.86 to 14.22	12.5% to 26.4%	0.7%
	2009	14,482	1,287	9.66 to 11.25	1.1% to 26.6%	1.7%
	2008	9,529	1,073	8.89 to 9.55	(34.3%) to (34.1%)	1.6%
Fidelity® VIP Contrafund® Portfolio—Initial Class	2012	$25,844	1,449	$17.66 to $23.73	16.1% to 16.4%	1.3%
	2011	24,899	1,627	15.17 to 20.44	(2.8%) to (2.5%)	0.9%
	2010	26,661	1,697	15.56 to 21.03	16.9% to 17.2%	1.3%
	2009	23,961	1,788	13.28 to 18.00	35.3% to 35.7%	1.4%
	2008	17,902	1,810	9.78 to 13.30	(42.7%) to (42.5%)	1.2%
Fidelity® VIP Equity-Income Portfolio—Initial Class	2012	$5,037	354	$14.24 to $17.31	17.0% to 17.3%	3.4%
	2011	4,160	342	12.14 to 14.79	0.7% to 1.0%	2.6%
	2010	4,205	349	12.02 to 14.69	14.8% to 15.1%	1.9%
	2009	4,237	405	10.44 to 12.79	29.8% to 30.2%	2.0%
	2008	4,577	571	8.02 to 9.85	(42.8%) to (42.7%)	2.5%

Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Continued):

	Year	Net Assets (in 000’s)	Units Outstanding (in 000’s)	Variable Accumulation Unit Value (Lowest to Highest)	Total Return[1] (Lowest to Highest)	Investment Income Ratio[2]

Fidelity® VIP Freedom 2010 Portfolio—Initial Class	2012	$7,977	592	$14.04 to $14.04	11.8% to 11.8%	2.6%
	2011	2,599	207	10.91 to 12.56	(0.4%) to (0.2%)	2.6%
	2010	1,814	144	10.96 to 12.59	7.4% to 13.0%	3.4%
	2009	1,209	108	10.20 to 11.14	24.3% to 24.3%	4.2%
	2008	1,049	117	8.97 to 10.20	(25.1%) to (0.4%)	4.4%
Fidelity® VIP Freedom 2020 Portfolio—Initial Class	2012	$12,818	936	$12.11 to $13.77	13.1% to 13.4%	2.4%
	2011	8,094	666	10.70 to 12.15	(1.3%) to (1.0%)	2.1%
	2010	7,125	580	10.84 to 12.27	14.2% to 14.5%	2.4%
	2009	5,133	479	9.49 to 10.72	28.7% to 29.0%	4.1%
	2008	3,138	378	7.38 to 8.31	(32.8%) to (32.6%)	4.7%
Fidelity® VIP Freedom 2030 Portfolio—Initial Class	2012	$6,530	522	$13.10 to $13.10	15.6% to 15.6%	2.2%
	2011	4,625	408	11.34 to 11.34	(2.6%) to (2.6%)	2.1%
	2010	4,422	380	11.64 to 11.64	16.1% to 16.1%	2.0%
	2009	4,089	408	10.03 to 10.03	31.7% to 31.7%	2.7%
	2008	1,872	246	7.61 to 7.61	(38.0%) to (38.0%)	4.2%
Fidelity® VIP Freedom 2040 Portfolio—Initial Class	2012	$1,533	118	$13.41 to $13.41	17.0% to 17.0%	2.9%
	2011	889	77	11.47 to 11.47	(4.0%) to (4.0%)	2.1%
	2010	7	1	11.95 to 11.95	19.5% to 19.5%	0.1%
Fidelity® VIP Growth Portfolio—Initial Class	2012	$1,648	120	$13.77 to $14.12	14.4% to 14.7%	0.6%
	2011	1,207	100	12.00 to 12.34	0.0% to 0.2%	0.4%
	2010	958	79	11.98 to 12.35	23.9% to 24.2%	0.2%
	2009	834	86	9.65 to 9.97	28.0% to 28.3%	0.4%
	2008	1,766	236	7.52 to 7.79	(47.3%) to (47.2%)	0.7%
Fidelity® VIP Index 500 Portfolio—Initial Class	2012	$60,471	4,051	$14.93 to $18.13	15.6% to 15.9%	2.2%
	2011	55,162	4,284	12.88 to 15.68	1.8% to 2.0%	2.3%
	2010	43,660	3,457	12.62 to 15.40	14.7% to 15.0%	2.1%
	2009	33,503	3,053	10.97 to 13.42	26.3% to 26.6%	2.6%
	2008	24,668	2,840	8.67 to 10.63	(37.2%) to (37.0%)	2.3%
Fidelity® VIP Investment Grade Bond Portfolio—Initial Class	2012	$10,050	625	$15.80 to $17.76	5.6% to 5.9%	1.8%
	2011	13,967	925	14.92 to 16.81	7.1% to 7.3%	5.5%
	2010	10,911	771	13.90 to 15.70	7.5% to 7.8%	3.7%
	2009	9,288	708	12.90 to 14.60	15.4% to 15.7%	8.7%
	2008	6,974	607	11.14 to 12.65	(3.5%) to (3.2%)	4.0%
Fidelity® VIP Mid Cap Portfolio—Initial Class	2012	$25,926	1,283	$20.05 to $25.23	14.5% to 14.8%	0.6%
	2011	29,695	1,691	17.46 to 22.03	(10.8%) to (10.6%)	0.2%
	2010	34,515	1,757	19.54 to 24.70	28.5% to 28.8%	0.4%
	2009	20,743	1,359	15.16 to 19.22	39.7% to 40.1%	0.7%
	2008	14,376	1,318	10.82 to 13.76	(39.6%) to (39.4%)	0.5%
Fidelity® VIP Money Market Portfolio—Initial Class	2012	$37,529	3,603	$10.07 to $10.07	0.1% to 0.1%	0.1%
	2011	23,501	2,333	10.05 to 10.05	0.1% to 0.1%	0.1%
	2010	17,051	1,698	10.04 to 10.04	0.2% to 0.2%	0.2%
	2009	8,630	862	10.02 to 10.02	0.2% to 0.2%	0.3%
Fidelity® VIP Overseas Portfolio—Initial Class	2012	$9,191	663	$10.96 to $13.88	20.4% to 20.7%	2.0%
	2011	9,820	855	9.10 to 11.49	(17.4%) to (17.2%)	1.8%
	2010	9,554	690	11.02 to 13.87	12.8% to 13.1%	1.4%
	2009	9,131	745	9.76 to 12.26	11.7% to 26.5%	2.2%
	2008	8,138	841	8.74 to 9.69	(43.9%) to (43.8%)	2.6%
Fidelity® VIP Value Leaders Portfolio—Initial Class	2012	$4	—	$14.71 to $14.71	14.0% to 14.0%	2.2%
	2011	4	—	12.90 to 12.90	(8.0%) to (8.0%)	1.3%
	2010	5	—	14.02 to 14.02	10.0% to 10.0%	1.4%
	2009	22	2	12.75 to 12.75	27.9% to 27.9%	2.9%
	2008	—	—	9.96 to 9.96	(0.4%) to (0.4%)	2.4%

NYLIAC CSVUL Separate Account-I

	Year	Net Assets (in 000’s)	Units Outstanding (in 000’s)	Variable Accumulation Unit Value (Lowest to Highest)	Total Return[1] (Lowest to Highest)	Investment Income Ratio[2]

Fidelity® VIP Value Strategies Portfolio—Service Class 2	2012	$403	24	$16.64 to $16.64	27.1% to 27.1%	0.4%
	2011	270	21	13.10 to 13.10	(9.0%) to (9.0%)	0.8%
	2010	327	23	14.40 to 14.40	26.3% to 26.3%	0.3%
	2009	181	16	11.40 to 11.40	57.2% to 57.2%	0.4%
	2008	187	26	7.25 to 7.25	(51.3%) to (51.3%)	0.5%
ING RussellTM Mid Cap Index Portfolio-I	2012	$4,326	418	$10.35 to $10.35	3.5% to 3.5%	0.0%
Invesco V.I. Global Real Estate Fund—Series I Shares	2012	$2,985	250	$10.55 to $11.99	27.8% to 28.1%	0.6%
	2011	2,102	226	8.25 to 9.36	(6.7%) to (6.5%)	3.8%
	2010	2,358	237	8.85 to 10.01	17.2% to 17.5%	5.0%
	2009	1,125	134	7.55 to 8.52	31.2% to 31.5%	0.0%
	2008	722	113	5.75 to 6.48	(44.8%) to (44.6%)	7.4%
Invesco V.I. International Growth Fund—Series I Shares	2012	$10,233	771	$13.24 to $13.24	15.5% to 15.5%	1.4%
	2011	7,660	668	11.46 to 11.46	(6.7%) to (6.7%)	1.5%
	2010	8,318	677	12.29 to 12.29	12.9% to 12.9%	2.6%
	2009	5,666	520	10.89 to 10.89	35.2% to 35.2%	1.7%
	2008	3,366	418	8.05 to 8.05	(40.4%) to (40.4%)	0.6%
Invesco V.I. Mid Cap Core Equity Fund—Series I Shares	2012	$394	35	$11.30 to $11.30	11.0% to 11.0%	0.0%
	2011	3,161	311	10.18 to 10.18	(6.4%) to (6.4%)	0.1%
	2010	99	9	10.87 to 10.87	8.7% to 8.7%	0.8%
Invesco Van Kampen V.I. American Value Fund—Series I Shares	2012	$4,517	190	$24.24 to $24.24	17.3% to 17.3%	0.8%
	2011	1,487	72	20.67 to 20.67	0.9% to 0.9%	0.7%
	2010	1,152	56	20.48 to 20.48	22.2% to 22.2%	0.5%
	2009	147	9	16.75 to 16.75	67.5% to 67.5%	1.4%
Janus Aspen Balanced Portfolio-Institutional Shares	2012	$—	—	$ —	—	—
	2011	9,521	573	16.38 to 23.46	1.3% to 1.6%	2.0%
	2010	19,341	1,000	16.11 to 23.15	8.1% to 8.4%	2.9%
	2009	16,514	902	14.87 to 21.42	25.5% to 25.9%	2.9%
	2008	14,721	1,019	11.81 to 17.07	(16.1%) to (15.8%)	2.7%
Janus Aspen Enterprise Portfolio—Institutional Shares	2012	$4,867	235	$20.69 to $20.69	17.3% to 17.3%	0.0%
	2011	4,213	239	17.64 to 17.64	(1.4%) to (1.4%)	0.0%
	2010	6,722	376	17.89 to 17.89	25.8% to 25.8%	0.1%
	2009	7,103	500	14.22 to 14.22	44.8% to 44.8%	0.0%
	2008	5,755	586	9.82 to 9.82	(43.7%) to (43.7%)	0.3%
Janus Aspen Forty Portfolio—Institutional Shares	2012	$2,697	174	$15.50 to $15.50	24.2% to 24.2%	0.5%
	2011	6,958	557	12.48 to 12.48	(6.7%) to (6.7%)	0.3%
	2010	10,123	756	13.38 to 13.38	6.7% to 6.7%	0.4%
	2009	6,695	534	12.53 to 12.53	46.3% to 46.3%	0.0%
	2008	5,270	615	8.56 to 8.56	(44.1%) to (44.1%)	0.1%
Janus Aspen Worldwide Portfolio—Institutional Shares	2012	$398	32	$12.21 to $13.10	19.7% to 20.1%	0.9%
	2011	328	31	9.77 to 10.94	(14.0%) to (13.7%)	0.4%
	2010	751	63	11.35 to 12.72	7.8% to 15.8%	0.6%
	2009	1,267	124	10.18 to 11.02	37.3% to 37.7%	1.7%
	2008	528	70	7.39 to 10.53	(44.8%) to (44.7%)	1.2%
Lazard Retirement International Equity Portfolio—Service Shares	2012	$3,593	268	$11.16 to $13.53	20.8% to 21.1%	1.7%
	2011	3,016	272	9.24 to 11.17	(7.5%) to (7.3%)	1.8%
	2010	3,745	313	9.99 to 12.05	6.5% to 6.7%	1.5%
	2009	2,918	262	9.38 to 11.29	21.2% to 21.5%	3.0%
	2008	1,729	189	7.75 to 9.30	(37.0%) to (26.6%)	1.1%

Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Continued):

	Year	Net Assets (in 000’s)	Units Outstanding (in 000’s)	Variable Accumulation Unit Value (Lowest to Highest)	Total Return[1] (Lowest to Highest)	Investment Income Ratio[2]

Lord Abbett Series Fund-Mid Cap Stock Portfolio—Class VC	2012	$4,615	308	$14.99 to $18.92	14.3% to 14.5%	0.6%
	2011	4,763	364	13.08 to 16.56	(4.3%) to (4.0%)	0.2%
	2010	5,651	414	13.63 to 17.30	25.1% to 25.4%	0.5%
	2009	4,266	392	10.87 to 13.83	26.3% to 26.6%	0.5%
	2008	4,808	559	8.58 to 10.95	(39.5%) to (39.4%)	1.1%
LVIP Baron Growth Opportunities Fund—Service Class	2012	$7,548	481	$11.85 to $15.69	17.9% to 18.2%	1.4%
	2011	4,370	330	10.05 to 13.27	3.8% to 4.0%	0.0%
	2010	3,685	290	9.68 to 12.76	26.1% to 26.4%	0.0%
	2009	2,593	257	7.68 to 10.09	16.4% to 38.3%	0.0%
	2008	1,981	273	6.60 to 7.30	(39.3%) to (39.1%)	0.0%
LVIP SSgA Bond Index Fund—Standard Class	2012	$4,873	475	$10.26 to $10.26	2.6% to 2.6%	7.8%
LVIP SSgA Emerging Markets 100 Fund—Standard Class	2012	$421	41	$10.16 to $10.16	1.6% to 1.6%	6.2%
LVIP SSgA International Index Fund—Standard Class	2012	$2,071	191	$10.85 to $10.85	8.5% to 8.5%	5.9%
MFS® Global Tactical Allocation—Initial Class	2012	$309	27	$11.65 to $11.65	9.6% to 9.6%	2.2%
	2011	5	—	10.63 to 10.63	6.3% to 6.3%	2.1%
MFS® International Value Portfolio—Initial Class	2012	$4,431	375	$11.81 to $11.81	18.1% to 18.1%	1.9%
MFS® Investors Trust Series—Initial Class	2012	$74	4	$18.57 to $18.57	18.9% to 18.9%	0.9%
	2011	63	4	15.62 to 15.62	(2.4%) to (2.4%)	0.9%
	2010	88	5	16.00 to 16.00	10.8% to 10.8%	1.2%
	2009	81	6	14.44 to 14.44	26.6% to 26.6%	2.6%
	2008	137	12	11.41 to 11.41	(33.2%) to (33.2%)	0.8%
MFS® New Discovery Series—Initial Class	2012	$10	1	$17.83 to $17.83	21.2% to 21.2%	0.0%
	2011	9	1	14.71 to 14.71	(10.3%) to (10.3%)	0.0%
	2010	10	1	16.39 to 16.39	36.3% to 36.3%	0.0%
	2009	8	1	12.02 to 12.02	63.2% to 63.2%	0.0%
	2008	5	1	7.37 to 7.37	(39.3%) to (39.3%)	0.0%
MFS® Utilities Series—Initial Class	2012	$—	—	$ —	—	—
	2011	2,340	120	17.43 to 19.46	6.5% to 6.8%	3.1%
	2010	1,981	109	16.36 to 18.22	13.5% to 13.8%	2.9%
	2009	1,751	110	14.41 to 16.01	32.9% to 33.2%	4.4%
	2008	1,046	88	10.85 to 12.02	(37.8%) to (37.7%)	1.4%
MFS® Value Series—Initial Class	2012	$12,667	820	$15.45 to $15.45	16.3% to 16.3%	1.6%
	2011	9,559	719	13.29 to 13.29	(0.3%) to (0.3%)	1.3%
	2010	4,499	337	13.33 to 13.33	11.5% to 11.5%	1.5%
	2009	2,198	184	11.95 to 11.95	19.5% to 19.5%	1.2%
Neuberger Berman AMT Large Cap Value Portfolio—Class I Shares	2012	$434	46	$ 9.46 to $ 9.46	16.6% to 16.6%	0.4%
	2011	261	32	8.11 to 8.11	(11.4%) to (11.4%)	0.0%
	2010	348	38	9.15 to 9.15	15.7% to 15.7%	0.4%
	2009	606	77	7.91 to 7.91	56.1% to 56.1%	2.8%
	2008	288	57	5.07 to 5.07	(49.3%) to (49.3%)	1.0%
Oppenheimer Capital Appreciation Fund/VA—Non-Service Shares	2012	$107	10	$10.88 to $10.88	14.1% to 14.1%	0.7%
	2011	98	10	9.54 to 9.54	(1.1%) to (1.1%)	0.3%
	2010	81	8	9.65 to 9.65	9.4% to 9.4%	0.0%
	2009	37	4	8.82 to 8.82	44.5% to 44.5%	0.2%
	2008	1	—	6.10 to 6.10	(39.0%) to (39.0%)	0.0%
Oppenheimer Core Bond Fund/VA—Non-Service Shares	2012	$1	—	$10.90 to $10.90	10.3% to 10.3%	4.9%
	2011	1	—	9.88 to 9.88	8.3% to 8.3%	5.8%
	2010	1	—	9.13 to 9.13	12.4% to 12.4%	1.6%
	2009	1	—	8.12 to 8.12	9.0% to 9.0%	0.0%
	2008	1	—	7.44 to 7.44	(25.6%) to (25.6%)	0.0%

NYLIAC CSVUL Separate Account-I

	Year	Net Assets (in 000’s)	Units Outstanding (in 000’s)	Variable Accumulation Unit Value (Lowest to Highest)	Total Return[1] (Lowest to Highest)	Investment Income Ratio[2]

PIMCO Global Bond Portfolio (Unhedged)—Administrative Class Shares	2012	$4,165	287	$14.53 to $14.53	6.9% to 6.9%	1.5%
	2011	2,281	168	13.59 to 13.59	7.6% to 7.6%	2.4%
	2010	721	57	12.63 to 12.63	11.7% to 11.7%	2.6%
	2009	85	8	11.31 to 11.31	13.1% to 13.1%	2.6%
PIMCO High Yield Portfolio—Administrative Class Shares	2012	$1,886	146	$12.93 to $12.93	14.3% to 14.3%	5.4%
	2011	514	45	11.31 to 11.31	3.4% to 3.4%	6.7%
	2010	—	—	10.94 to 10.94	9.4% to 9.4%	5.7%
PIMCO Long-Term U.S. Government Portfolio—Administrative Class Shares	2012	$3,897	196	$19.91 to $19.91	4.4% to 4.4%	2.0%
	2011	194	10	19.07 to 19.07	27.9% to 27.9%	2.7%
	2010	135	9	14.91 to 14.91	11.7% to 11.7%	3.6%
	2009	108	8	13.35 to 13.35	(4.4%) to (4.4%)	3.7%
	2008	100	7	13.97 to 13.97	17.3% to 17.3%	3.7%
PIMCO Low Duration Portfolio—Administrative Class Shares	2012	$4,713	328	$14.39 to $14.39	5.9% to 5.9%	1.8%
	2011	2,808	207	10.50 to 13.60	0.9% to 1.1%	1.7%
	2010	2,025	151	10.41 to 13.45	2.9% to 5.3%	1.6%
	2009	1,892	148	10.12 to 12.77	13.3% to 13.3%	3.5%
	2008	1,318	117	10.12 to 11.27	(0.4%) to (0.4%)	3.9%
PIMCO Real Return Portfolio—Administrative Class Shares	2012	$20,463	1,226	$16.33 to $16.67	8.5% to 8.8%	1.1%
	2011	12,697	826	15.05 to 15.32	11.4% to 11.7%	2.1%
	2010	10,340	751	13.51 to 13.72	7.8% to 8.1%	1.4%
	2009	11,061	868	12.53 to 12.69	18.1% to 18.4%	3.0%
	2008	5,608	520	10.61 to 10.72	(7.8%) to (7.5%)	3.5%
PIMCO Total Return Portfolio—Administrative Class Shares	2012	$59,287	3,376	$14.67 to $17.57	9.3% to 9.6%	2.5%
	2011	46,389	2,895	13.41 to 16.03	3.4% to 3.6%	2.6%
	2010	44,122	2,853	12.98 to 15.48	7.8% to 8.1%	2.4%
	2009	39,126	2,736	12.03 to 14.31	13.0% to 14.1%	5.2%
	2008	29,834	2,377	10.65 to 12.55	4.8% to 4.8%	4.4%
Royce Micro-Cap Portfolio—Investment Class	2012	$5,712	335	$16.73 to $17.08	7.3% to 7.6%	0.0%
	2011	5,629	355	15.59 to 15.87	(12.3%) to (12.1%)	2.4%
	2010	7,571	420	17.78 to 18.05	29.6% to 30.0%	2.4%
	2009	2,286	165	13.71 to 13.89	57.6% to 58.0%	0.0%
	2008	1,598	182	8.70 to 8.79	(43.4%) to (43.3%)	2.7%
Royce Small-Cap Portfolio—Investment Class	2012	$—	—	$ —	—	—
	2011	7,402	562	11.26 to 13.16	(3.5%) to (3.3%)	0.3%
	2010	8,634	634	11.67 to 13.61	11.10% to 20.5%	0.1%
	2009	7,162	634	10.50 to 11.29	35.2% to 35.2%	0.0%
	2008	5,087	609	8.35 to 10.50	(27.2%) to (27.2%)	0.9%
T. Rowe Price Blue Chip Growth Portfolio	2012	$18,862	1,150	$16.40 to $16.40	18.3% to 18.3%	0.2%
	2011	15,211	1,097	13.87 to 13.99	1.3% to 1.5%	0.0%
	2010	12,317	902	13.66 to 13.81	9.3% to 16.4%	0.0%
	2009	8,659	738	11.74 to 12.64	42.2% to 42.2%	0.0%
	2008	6,092	738	8.25 to 12.64	(42.5%) to (42.5%)	0.1%
T. Rowe Price Equity Income Portfolio	2012	$—	—	$ —	—	1.7%
	2011	20,176	1,538	13.04 to 15.96	(1.0%) to (0.7%)	1.7%
	2010	22,798	1,726	13.14 to 16.13	14.7% to 15.0%	1.9%
	2009	18,254	1,586	11.42 to 14.06	25.2% to 25.6%	2.0%
	2008	16,045	1,751	9.09 to 11.23	(36.3%) to (36.1%)	2.4%

Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Continued):

	Year	Net Assets (in 000’s)	Units Outstanding (in 000’s)	Variable Accumulation Unit Value (Lowest to Highest)	Total Return[1] (Lowest to Highest)	Investment Income Ratio[2]

T. Rowe Price Index 500 Portfolio	2012	$555	41	$13.66 to $13.66	15.6% to 15.6%	1.9%
	2011	503	43	11.82 to 11.82	1.8% to 1.8%	1.8%
	2010	214	18	11.60 to 11.60	14.6% to 14.6%	1.7%
	2009	393	39	10.13 to 10.13	26.1% to 26.1%	1.9%
	2008	373	46	8.03 to 8.03	(37.4%) to (37.4%)	2.1%
T. Rowe Price International Stock Portfolio	2012	$2,727	170	$15.94 to $16.12	18.1% to 18.4%	0.7%
	2011	4,909	361	13.49 to 13.61	(13.1%) to (12.8%)	2.6%
	2010	2,912	187	15.51 to 15.61	14.2% to 14.5%	1.1%
	2009	2,099	154	13.59 to 13.64	52.0% to 52.4%	2.9%
	2008	1,020	114	8.94 to 8.95	(48.8%) to (48.7%)	2.1%
T. Rowe Price Limited-Term Bond Portfolio	2012	$5,804	438	$13.26 to $13.76	2.2% to 2.5%	2.0%
	2011	3,802	293	12.94 to 13.46	1.3% to 1.6%	2.4%
	2010	3,589	282	12.74 to 13.28	2.8% to 3.1%	2.8%
	2009	2,444	198	12.35 to 12.92	8.0% to 8.3%	3.4%
	2008	1,986	173	11.41 to 11.96	1.3% to 1.6%	4.0%
T. Rowe Price New America Growth Portfolio	2012	$7,803	478	$16.31 to $16.31	13.1% to 13.1%	0.5%
	2011	5,888	408	14.42 to 15.48	(1.3%) to (1.1%)	0.2%
	2010	4,768	327	14.58 to 15.69	11.5% to 19.7%	0.2%
	2009	2,355	193	12.18 to 14.07	49.8% to 49.8%	0.0%
	2008	1,886	232	8.13 to 14.07	(38.2%) to 1.6%	0.0%
T. Rowe Price Personal Strategy Balanced Portfolio	2012	$13,964	826	$16.91 to $16.91	15.1% to 15.1%	1.9%
	2011	16,256	1,106	14.69 to 14.69	(0.3%) to (0.3%)	1.8%
	2010	29,287	1,987	14.74 to 14.74	13.7% to 13.7%	2.3%
	2009	25,168	1,941	12.96 to 12.96	32.1% to 32.1%	2.1%
	2008	16,427	1,675	9.81 to 9.81	(29.9%) to (29.9%)	2.6%
TOPSTM Capital Preservation ETF Portfolio—Class 2 Shares	2012	$3	—	$11.20 to $11.20	12.0% to 12.0%	0.0%
TOPSTM Protected Balanced ETF Portfolio—Class 2 Shares	2012	$3	—	$10.95 to $10.95	9.5% to 9.5%	0.1%
TOPSTM Protected Growth ETF Portfolio—Class 2 Shares	2012	$—	—	$10.93 to $10.93	8.2% to 8.2%	0.0%
	2011	5,073	502	10.10 to 10.10	1.0% to 1.0%	0.0%
TOPSTM Protected Moderate Growth ETF Portfolio—Class 2 Shares	2012	$6	1	$10.99 to $10.99	9.9% to 9.9%	0.1%
UIF Emerging Markets Debt Portfolio—Class I	2012	$5,308	242	$20.16 to $22.01	17.7% to 18.0%	2.9%
	2011	3,156	170	17.14 to 18.66	6.8% to 7.0%	4.4%
	2010	2,073	119	16.05 to 17.43	9.5% to 9.7%	4.5%
	2009	1,712	108	14.66 to 15.88	29.9% to 30.2%	6.8%
	2008	998	82	11.29 to 12.20	(15.2%) to (15.0%)	7.6%
UIF Emerging Markets Equity Portfolio—Class I	2012	$—	—	$ —	—	—
	2011	10,137	492	16.56 to 22.91	(18.5%) to (18.2%)	0.4%
	2010	12,979	514	20.30 to 28.10	18.7% to 19.0%	0.6%
	2009	8,800	417	17.10 to 23.68	69.3% to 69.8%	0.0%
	2008	4,124	334	10.09 to 13.98	(56.8%) to (56.6%)	0.0%
UIF U.S. Real Estate Portfolio—Class I	2012	$9,605	417	$23.29 to $28.13	15.5% to 15.8%	0.9%
	2011	7,382	367	20.11 to 24.35	5.7% to 5.9%	0.8%
	2010	9,167	482	18.98 to 23.04	29.6% to 30.0%	2.0%
	2009	8,558	585	14.61 to 17.78	28.0% to 28.4%	3.1%
	2008	7,946	695	11.38 to 13.88	(38.0%) to (37.9%)	3.7%
Van Eck VIP Global Bond Fund—Initial Class	2012	$1,770	130	$13.51 to $13.66	5.3% to 5.5%	1.8%
	2011	1,256	97	12.83 to 12.94	7.9% to 8.1%	7.6%
	2010	1,026	86	11.90 to 11.97	5.9% to 6.2%	0.2%
	2009	40	3	11.23 to 11.27	6.0% to 12.3%	0.5%
	2008	4	—	10.63 to 10.63	3.6% to 3.6%	1.5%

NYLIAC CSVUL Separate Account-I

	Year	Net Assets (in 000’s)	Units Outstanding (in 000’s)	Variable Accumulation Unit Value (Lowest to Highest)	Total Return[1] (Lowest to Highest)	Investment Income Ratio[2]

Van Eck VIP Global Hard Assets—Initial Class	2012	$—	—	$ —	—	—
	2011	2,187	271	8.06 to 8.06	(16.5%) to (16.5%)	1.0%
	2010	2,057	213	9.64 to 9.64	29.2% to 29.2%	0.2%
	2009	152	20	7.46 to 7.46	57.5% to 57.5%	0.1%
	2008	16	3	4.74 to 4.74	(52.6%) to (52.6%)	0.0%
Van Eck VIP Multi-Manager Alternatives—Initial Class	2012	$168	15	$11.55 to $11.55	1.3% to 1.3%	0.0%
	2011	46	4	11.40 to 11.40	(2.3%) to (2.3%)	0.8%
	2010	225	19	11.66 to 11.66	5.0% to 5.0%	0.0%
	2009	188	17	11.11 to 11.11	13.9% to 13.9%	0.4%
	2008	296	31	9.76 to 9.76	(13.1%) to (13.1%)	0.1%

Not all investment options are available under all policies.

Charges and fees levied by NYLIAC are disclosed in Note 3.

Expenses as a percent of net assets are .25% to .70%, excluding expenses of the underlying Funds, premium loads, sales expenses, monthly contract charges and surrender charges.

[1]

Total returns are not annualized for periods less than a year. These amounts represent the total return for the periods indicated, including changes in the value of the underlying Fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total returns are calculated for each period indicated or from the effective date through the end of the reporting period.

[2]

These amounts represent the dividends excluding distributions of capital gains, received by an Investment Division from the underlying Fund, net of management fees assessed by the Fund manager, divided by the average investment at net asset value. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the Investment Division is affected by the timing of the declaration of dividends by the underlying Fund in which the Investment Division invests. Annualized percentages are shown for the Investment Income Ratio for all Investment Divisions in all periods.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of New York Life Insurance and Annuity Corporation

and the Corporate Sponsored Variable Universal Life Separate Account-I Policyowners:

In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of the investment divisions listed in Note 1 of the New York Life Insurance and Annuity Corporation Corporate Sponsored Variable Universal Life Separate Account-I as of December 31, 2012, and the results of each of their operations and the changes in each of their net assets for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of New York Life Insurance and Annuity Corporation management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments by correspondence with the underlying funds’ transfer agents at December 31, 2012, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

New York, New York

April 18, 2013

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

CONSOLIDATED FINANCIAL STATEMENTS

(GAAP Basis)

December 31, 2012 and 2011

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

CONSOLIDATED STATEMENT OF FINANCIAL POSITION

	December 31,
	2012	2011
	(in millions)
ASSETS
Fixed maturities, at fair value
Available-for-sale (includes securities pledged as collateral that can be sold or repledged of $451 in 2012 and $452 in 2011)	$72,188	$69,692
Trading securities	126	147
Equity securities, at fair value
Available-for-sale	130	177
Trading securities	79	2
Mortgage loans, net of allowances	8,488	7,152
Policy loans	872	848
Securities purchased under agreements to resell	59	90
Investments in affiliates	2,522	1,637
Other investments	1,225	1,230

Total investments	85,689	80,975
Cash and cash equivalents	633	520
Deferred policy acquisition costs	2,027	2,313
Interest in annuity contracts	5,978	5,720
Amounts recoverable from reinsurer
Affiliated	7,675	7,345
Unaffiliated	300	278
Other assets	1,317	1,233
Separate account assets	21,638	18,955

Total assets	$125,257	$117,339

LIABILITIES AND STOCKHOLDER’S EQUITY
Liabilities
Policyholders’ account balances	$63,733	$63,049
Future policy benefits	11,579	9,352
Policy claims	270	282
Obligations under structured settlement agreements	5,978	5,720
Amounts payable to reinsurer
Affiliated	6,626	6,389
Unaffiliated	47	41
Other liabilities	3,291	2,986
Separate account liabilities	21,638	18,955

Total liabilities	113,162	106,774

Stockholder’s Equity
Capital stock — par value $10,000 (20,000 shares authorized, 2,500 issued and outstanding)	25	25
Additional paid in capital	3,928	3,928
Accumulated other comprehensive income	3,024	2,106
Retained earnings	5,118	4,506

Total stockholder’s equity	12,095	10,565

Total liabilities and stockholder’s equity	$125,257	$117,339

The accompanying notes are an integral part of the consolidated financial statements

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

CONSOLIDATED STATEMENT OF OPERATIONS

	Year Ended December 31,
	2012	2011	2010
	(in millions)
Revenues
Premiums	$2,816	$2,427	$1,892
Fees-universal life and annuity policies	885	838	731
Net investment income	3,611	3,597	3,567
Net investment gains (losses)
Total other-than-temporary impairments on fixed maturities	(63)	(122)	(172)
Total other-than-temporary impairments on fixed maturities recognized in accumulated other comprehensive income	18	14	57
All other net investment gains	75	93	124

Total net investment gains (losses)	30	(15)	9
Net revenue from reinsurance	85	82	218
Other income	68	55	47

Total revenues	7,495	6,984	6,464

Expenses
Interest credited to policyholders’ account balances	2,055	2,415	2,217
Increase in liabilities for future policy benefits	2,199	1,983	1,516
Policyholder benefits	973	867	674
Operating expenses	1,416	1,307	1,269

Total expenses	6,643	6,572	5,676

Income before income taxes	852	412	788
Income tax expense	240	88	183

Net income	$612	$324	$605

The accompanying notes are an integral part of the consolidated financial statements

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME

	Year Ended December 31,
	2012	2011	2010
	(in millions)
Net income	$612	$324	$605

Other comprehensive income, net of tax
Net unrealized investment gains
Net unrealized investment gains arising during the period	1,004	1,091	1,039
Less: reclassification adjustment for net unrealized investment gains included in net income	(86)	(85)	(65)

Net unrealized investment gains, net	918	1,006	974

Total other comprehensive income, net of tax	918	1,006	974

Comprehensive income	$1,530	$1,330	$1,579

The accompanying notes are an integral part of the consolidated financial statements

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

CONSOLIDATED STATEMENT OF STOCKHOLDER’S EQUITY

Years Ended December 31, 2012, 2011 and 2010

(in millions)

			Accumulated Other Comprehensive Income (Loss)
	Capital Stock	Additional Paid In Capital	Net Unrealized Investment Gains	Net Unrealized Gains (Losses) on Other-Than Temporarily Impaired Fixed Maturity Investments	Retained Earnings	Total Stockholder’s Equity
Balance at December 31, 2009	$25	$3,628	$183	$(72)	$4,056	$7,820
Cumulative effect of change in accounting principle, net tax	–	–	15	–	(479)	(464)

Balance at January 1, 2010, as adjusted	$25	$3,628	$198	$(72)	$3,577	$7,356
Net income					605	605
Other comprehensive income, net of tax			960	14		974

Balance at December 31, 2010	$25	$3,628	$1,158	$(58)	$4,182	$8,935
Net income					324	324
Other comprehensive income, net of tax			1,003	3		1,006
Capital Contribution		300				300

Balance at December 31, 2011	$25	$3,928	$2,161	$(55)	$4,506	$10,565
Net income					612	612
Other comprehensive income, net of tax			872	46		918

Balance at December 31, 2012	$25	$3,928	$3,033	$(9)	$5,118	$12,095

The accompanying notes are an integral part of the consolidated financial statements

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

CONSOLIDATED STATEMENT OF CASH FLOWS

	Year Ended December 31,
	2012	2011	2010
	(in millions)
Cash Flows from Operating Activities:
Net income	$612	$324	$605
Adjustments to reconcile net income to net cash (used in) provided by operating activities:
Depreciation and amortization	(8)	11	(8)
Net capitalization of deferred policy acquisition costs	127	10	(61)
Universal life and annuity fees	(677)	(623)	(570)
Interest credited to policyholders’ account balances	2,055	2,415	2,217
Capitalized interest and dividends reinvested	(192)	(153)	(92)
Net investment (gains) losses	(30)	15	(9)
Equity in earnings of limited partnerships	23	6	(22)
Deferred income taxes	61	(160)	47
Net revenue from intercompany reinsurance	(1)	(1)	(1)
Net change in unearned revenue liability	32	25	36
Changes in:
Other assets and other liabilities	25	200	(225)
Reinsurance payables	(10)	(1)	(52)
Policy claims	(12)	51	(6)
Future policy benefits	2,265	1,985	1,525

Net cash provided by operating activities	4,270	4,104	3,384

Cash Flows from Investing Activities:
Proceeds from:
Sale of available-for-sale fixed maturities	3,752	5,233	9,135
Maturity and repayment of available-for-sale fixed maturities	8,683	8,256	7,103
Sale of equity securities	128	120	40
Repayment of mortgage loans	816	657	996
Sale of other investments	1,969	3,083	3,615
Sale of trading securities	39	1	12
Maturity and repayment of trading securities	31	34	10
Cost of:
Available-for-sale fixed maturities acquired	(13,407)	(16,062)	(21,387)
Equity securities acquired	(58)	(282)	(11)
Mortgage loans acquired	(2,149)	(2,010)	(1,055)
Acquisition of other investments	(3,005)	(3,873)	(3,854)
Acquisition of trading securities	(112)	(86)	(73)
Securities purchased under agreements to resell	31	56	26
Cash collateral (paid) received on derivatives	–	(10)	–
Policy loans (net)	(32)	(27)	(18)

Net cash used in investing activities	(3,314)	(4,910)	(5,461)

Cash Flows from Financing Activities:
Policyholders’ account balances:
Deposits	4,763	6,187	7,756
Withdrawals	(4,370)	(4,817)	(4,467)
Net transfers to the separate accounts	(1,145)	(806)	(567)
Securities sold under agreements to repurchase (net)	(38)	(68)	(353)
Net paydowns from debt	(2)	(11)	(52)
Change in book and bank overdrafts	33	(12)	17
Cash collateral (paid) received on derivatives	(82)	(30)	14
Capital contribution from parent	–	123	–

Net cash provided by financing activities	(841)	566	2,348

Effect of exchange rate changes on cash and cash equivalents	(2)	(1)	3

Net increase (decrease) in cash and cash equivalents	113	(241)	274
Cash and cash equivalents, beginning of year	520	761	487

Cash and cash equivalents, end of year	$633	$520	$761

The accompanying notes are an integral part of the consolidated financial statements

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(GAAP BASIS)

DECEMBER 31, 2012, 2011 AND 2010

NOTE 1 — NATURE OF OPERATIONS

New York Life Insurance and Annuity Corporation (the “Company”), domiciled in the State of Delaware, is a direct, wholly owned subsidiary of New York Life Insurance Company (“New York Life”). The Company’s primary business operations are its Insurance and Investment Groups. The Company offers a wide variety of interest sensitive and variable life insurance and annuity products to a large cross section of the insurance market. The Company markets its products in all 50 of the United States, and the District of Columbia, primarily through New York Life’s agency force with certain products also marketed through independent brokers and brokerage general agents.

Basis of Presentation

The accompanying consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”) and reflect the consolidation with majority owned and controlled subsidiaries, as well as a variable interest entity in which the Company is considered the primary beneficiary. All intercompany transactions have been eliminated in consolidation.

Certain amounts in prior years have been reclassified to conform to the current year presentation. These reclassifications had no effect on net income or equity as previously reported. Refer to Note 16 — Supplemental Cash Flow Information for further discussion.

The Delaware State Insurance Department (“the Department”) recognizes only statutory accounting practices for determining and reporting the financial condition and results of operations of an insurance company, and for determining its solvency under the Delaware State Insurance Law. Accounting practices used to prepare statutory financial statements for regulatory filings of life insurance companies differ in certain instances from GAAP (refer to Note 17 — Statutory Financial Information) for further discussion.

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

Use of Estimates

The preparation of consolidated financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

The most significant estimates include those used in determining deferred policy acquisition costs (“DAC”) and related amortization; valuation of investments including derivatives and recognition of other-than-temporary impairments (“OTTI”); future policy benefits including guarantees; provision for income taxes and valuation of deferred tax assets; and reserves for contingent liabilities, including reserves for losses in connection with unresolved legal matters.

Investments

Fixed maturity investments classified as available-for-sale or trading are reported at fair value. For a discussion on valuation methods for fixed maturities reported at fair value, refer to Note 15 — Fair Value Measurements. The amortized cost of fixed maturities is adjusted for amortization of premium and accretion of discounts. Interest income, as well as the related amortization of premium and accretion of discount, is included in net investment income in the accompanying Consolidated Statement of Operations. Unrealized gains and

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

losses on available-for-sale securities are reported in net unrealized investment gains in accumulated other comprehensive income (“AOCI”), net of deferred taxes and related adjustments, in the accompanying Consolidated Statement of Financial Position. Unrealized gains and losses from fixed maturity investments classified as trading are reflected in net investment gains (losses) in the accompanying Consolidated Statement of Operations.

Included within fixed maturity investments are mortgage-backed and asset-backed securities. Amortization of the premium or accretion of discount from the purchase of these securities considers the estimated timing and amount of cash flows of the underlying loans, including prepayment assumptions based on data obtained from external sources or internal estimates. For mortgage-backed and asset-backed securities, projected future cash flows are updated monthly, and the amortized cost and effective yield of the securities are adjusted as necessary to reflect historical prepayment experience and changes in estimated future prepayments. For high credit quality mortgage-backed and asset-backed securities (those rated AA or above at the date of acquisition) the adjustments to amortized cost are recorded as a charge or credit to net investment income in accordance with the retrospective method. For mortgage-backed and asset-backed securities that are not of high credit quality (those rated below AA at date of acquisition), certain floating rate securities and securities with the potential for a loss of a portion of the original investment due to contractual prepayments (i.e. interest only securities), the effective yield is adjusted prospectively for any changes in estimated cash flows.

The cost basis of fixed maturities are adjusted for impairments in value deemed to be other-than-temporary, and a realized loss is recognized in net investment gains (losses) in the accompanying Consolidated Statement of Operations. The new cost basis is not adjusted for subsequent increases in estimated fair value. In periods subsequent to the recognition of an OTTI, impaired fixed maturities are accounted for as if purchased on the measurement date of the impairment. Accordingly, the discount (or reduced premium) based on the new cost basis may be accreted into net investment income in future periods based on prospective changes in cash flow estimates, to reflect adjustments to the effective yield.

Factors considered in evaluating whether a decline in value is other-than-temporary include: (i) whether the decline is substantial; (ii) the duration of time that the fair value has been less than cost; and (iii) the financial condition and near-term prospects of the issuer. Mortgage-backed and asset-backed securities rated below AA at acquisition, when the fair value is below amortized cost and there are negative changes in estimated future cash flows are deemed other-than-temporary impaired securities.

With respect to fixed maturities in an unrealized loss position, an OTTI is recognized in earnings when it is anticipated that the amortized cost will not be recovered. The entire difference between the fixed maturity security’s cost and its fair value is recognized in earnings only when either the Company (i) has the intent to sell the fixed maturity security or (ii) more likely than not will be required to sell the fixed maturity security before its anticipated recovery. If these conditions do not exist, an OTTI is recognized in earnings (“credit loss”) for the difference between the amortized cost basis of the fixed maturity and the present value of projected future cash flows expected to be collected. The difference between the fair value and the present value of projected future cash flows expected to be collected represents the portion of OTTI related to other-than credit factors (“non-credit loss”) and is recognized in other comprehensive income (loss) (“OCI”). The net present value is calculated by discounting the Company’s best estimate of projected future cash flows at the effective interest rate implicit in the fixed maturity prior to impairment.

The determination of cash flow estimates in the net present value is subjective and methodologies will vary, depending on the type of security. The Company considers all information relevant to the collectability of the security, including past events, current conditions and reasonably supportable assumptions and forecasts in developing the estimate of cash flows expected to be collected. This information generally includes, but may not be limited to, the remaining payment terms of the security, estimated prepayment speeds, defaults and recoveries

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

upon liquidation of the underlying collateral securing the notes, the financial condition of the issuer(s), credit enhancements and other third-party guarantees. In addition, information such as industry analyst reports and forecasts, sector credit ratings, the financial condition of the bond insurer for insured fixed income securities and other market data relevant to the collectability may also be considered, as well as the expected timing of the receipt of insured payments, if any. The estimated fair value of the collateral may be used to estimate recovery value if the Company determines that the security is dependent on the liquidation of the collateral for recovery.

For the non-agency residential mortgage-backed security (“RMBS”) portfolio, the Company updates cash flow projections quarterly. The projections are determined for each security based upon the evaluation of prepayment, delinquency and default rates for the pool of mortgages collateralizing each security, and the projected impact on the course of future prepayments, defaults and losses in the pool of mortgages, but do not include market prices. As a result, forecasts may change from period to period and additional impairments may be recognized over time as a result of deterioration in the fundamentals of a particular security or group of securities and/or a continuation of heightened mortgage defaults for a period longer than the assumptions used in the previous forecasts. Both qualitative and quantitative factors are used in creating the Company’s non-agency RMBS cash flow models. As such, any estimate of impairments is subject to the inherent limitation on the Company’s ability to predict the aggregate course of future events. It should, therefore, be expected that actual losses may vary from any estimate and the Company may recognize additional OTTI.

Equity securities are carried at fair value. For a discussion on valuation methods for equity securities refer to Note 15 — Fair Value Measurements. Unrealized gains and losses on equity securities classified as available-for-sale are reflected in net unrealized investment gains or losses in AOCI, net of deferred taxes and related adjustments, in the accompanying Consolidated Statement of Financial Position. Unrealized gains and losses from investments in equity securities classified as trading are reflected in net investment gains (losses) in the accompanying Consolidated Statement of Operations.

Factors considered in evaluating whether a decline in value of an available-for-sale equity security is other than temporary include: i) whether the decline is substantial; ii) the duration that the fair value has been less than cost; and iii) the financial condition and near-term prospects of the issuer. For equity securities, the Company also considers in its OTTI analysis its intent and ability to hold a particular equity security for a period of time sufficient to allow for the recovery of its value to an amount equal to or greater than cost. When it is determined that a decline in value is other-than-temporary, the cost basis of the equity security is reduced to its fair value, with the associated realized loss reported in net investment gains (losses) in the accompanying Consolidated Statement of Operations. The new cost basis is not adjusted for subsequent increases in estimated fair value.

Mortgage loans on real estate are carried at unpaid principal balances, net of discounts/premiums and valuation allowances, and are secured. Specific valuation allowances are established for the excess carrying value of the mortgage loan over the estimated fair value of the collateral, when it is probable that based on current information and events, the Company will be unable to collect all amounts due under the contractual terms of the loan agreement. Fair value of the collateral is updated triennially unless a more current appraisal is warranted. The Company also has a general valuation allowance for probable incurred but not specifically identified losses. The general valuation allowance is determined by applying a factor against the commercial and residential mortgage loan portfolios, excluding loans for which a specific allowance has already been recorded, to estimate potential losses in each portfolio. The general allowance factor for the commercial mortgage loan portfolio is based on the Company’s historical loss experience as well as industry data regarding commercial loan delinquency rates. The Company analyzes industry data regarding specific credit risk based on geographic locations and property types as well as probability of default, timing of default and loss severity for each loan in a given portfolio. The general allowance factor for the residential mortgage loan portfolio takes into account loan-to-value ratios (“LTV”) of the portfolio, as well as expected defaults and loss severity of loans deemed to be delinquent.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

For commercial and residential mortgage loans, the Company accrues interest income on loans to the extent it is deemed collectible. The Company places loans on non-accrual status and ceases to recognize interest income when management determines that collection of interest and repayment of principal is not probable. Any accrued but uncollected interest is reversed out of interest income once a loan is put on non-accrual status. Interest payments received on loans where interest payments have been deemed uncollectible are recognized on a cash basis and recorded as interest income.

Commercial mortgage and other loans are occasionally restructured in a troubled debt restructuring (“TDR”). The Company assesses loan modifications on a case-by-case basis to evaluate whether a TDR has occurred. A specific valuation allowance is established for mortgage loans restructured in a TDR for the excess carrying value of the mortgage loan over the estimated fair value of the collateral.

Policy loans are stated at the aggregate balance due. A valuation allowance is established for policy loan balances, including capitalized interest that exceeds the related policy’s cash surrender value.

Investment in Affiliates consists of the Company’s investment in the New York Life Short Term Fund (“STIF”) and a revolving loan agreement with Madison Capital Funding LLC (“MCF”). For further discussion refer to Note 4 — Investments.

Other investments consist primarily of direct investments in limited partnerships and limited liability companies, derivatives (see discussion on Derivative Financial Instruments below), short-term investments, real estate and senior secured commercial loans. Investments in limited partnerships and limited liability companies are accounted for using the equity method of accounting. Short-term investments include investments with remaining maturities of one year or less, but greater than three months, at the time of acquisition and are carried at fair value. Investments in real estate, which the Company has the intent to hold for the production of income, are carried at depreciated cost, net of write-downs for other-than-temporary declines in fair value. Properties held-for-sale are carried at the lower of depreciated cost or fair value, less estimated selling costs and are not further depreciated once classified as such.

In many cases, limited partnerships and limited liability companies that the Company invests in qualify as investment companies and apply specialized accounting practices. The Company retains this specialized accounting practice in consolidation and for the equity method, which for limited partnerships results in unrealized gains and losses from underlying investments being recorded in net investment income in the accompanying Consolidated Statement of Operations. For consolidated limited partnerships, the underlying investments, which may consist of various classes of assets, are aggregated and stated at fair value in other investments in the accompanying Consolidated Statement of Financial Position.

Senior secured commercial loans that management has the intent and ability to hold until maturity or payoff are reported at their outstanding unpaid principal balances reduced by any charge-off or loss reserve and net of any deferred fees on originated loans, or unamortized premiums or discounts on purchased loans. The Company assesses its loans on a monthly basis for collectability in light of historical experience, the nature and volume of the loan portfolio, adverse situations that may affect the borrower’s ability to repay and prevailing economic conditions. Specific loans are considered for impairment when it is probable that the Company will be unable to collect the scheduled payments of principal and interest when due according to the contractual terms of the loan agreement. Factors considered by management in determining impairment include payment status and the financial condition of the borrower. Impaired loan measurement may be based on the present value of expected future cash flows discounted at the loan’s effective interest rate, at the loan’s observable market price or the fair value of the collateral if the loan is collateral dependent. A loss reserve is established for the calculated impairment. A general valuation allowance for probable incurred but not specifically identified losses is determined for the remainder of the portfolio. These loans are assigned internal risk ratings and the Company

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

utilizes a specific reserve percentage for each category of risk rating. The loss reserve rate is multiplied by outstanding loans in each related risk category to determine the general reserve on these loans.

Net investment gains or losses on sales are generally computed using the specific identification method.

Cash equivalents include investments that have remaining maturities of three months or less at date of purchase and are carried at fair value.

Derivative Financial Instruments

Derivatives are recorded at fair value either as assets, within “Other investments” or as liabilities, within “Other liabilities,” except for embedded derivatives which are recorded with the associated host contract. The classification of changes in the fair value of derivatives depends on the characteristics of the transaction, including whether it has been designated and qualifies for hedge accounting. Changes in fair value, for derivatives that do not qualify or are not designated for hedge accounting, are included in net investment gains (losses) in the accompanying Consolidated Statement of Operations.

To qualify for hedge accounting, the hedge relationship is designated and formally documented at inception by detailing the particular risk management objective and strategy for the hedge. This includes the item and risk that is being hedged, the derivative that is being used, as well as how effectiveness is being assessed and ineffectiveness is measured. A derivative must be highly effective in accomplishing the objective of offsetting either changes in fair value or cash flows for the risk being hedged. The hedging relationship is considered highly effective if the changes in fair value or discounted cash flows of the hedging instrument is within 80% to 125% of the inverse changes in the fair value or discounted cash flows of the hedged item. The Company formally assesses effectiveness of its hedging relationships both at the hedge inception and on a quarterly basis over the life of the hedge relationship in accordance with its risk management policy.

The Company discontinues hedge accounting prospectively if: (i) it is determined that the derivative is no longer effective in offsetting changes in the fair value or cash flows of a hedged item; (ii) the derivative expired or is sold, terminated or exercised; (iii) it is probable that the forecasted transaction will not occur, or (iv) management determines that designation of the derivative as a hedge instrument is no longer appropriate. The Company continually assesses the credit standing of the derivative counterparty and, if the counterparty is deemed to be no longer creditworthy, the hedge will no longer be effective. As a result, the Company will prospectively discontinue hedge accounting.

The Company receives collateral on derivatives with positive fair values, which is included in other liabilities in the accompanying Consolidated Statement of Financial Position, to mitigate its risk of loss from counterparty default. The Company also posts collateral for derivatives that are in a net liability position, which is included in other assets in the accompanying Consolidated Statement of Financial Position (refer to Note 14 — Derivative Financial Instruments and Risk Management).

Cash Flow Hedges

The Company designates and accounts for the following as cash flow hedges, when they have met the requirements of the authoritative guidance related to derivatives and hedging: (i) interest rate swaps to convert floating rate investments to fixed rate investments; and (ii) foreign currency swaps to hedge the foreign currency cash flow exposure of foreign currency denominated investments.

To the extent the derivative is highly effective in offsetting the variability of hedged cash flows; changes in fair value are recorded in OCI until earnings are affected by the variability of cash flows being hedged (e.g., when periodic settlements on a variable-rate asset or liability are recorded in earnings). At that time, the related

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

portion of deferred gains or losses on the derivative instrument are reclassified and reported in the Consolidated Statement of Operations line item associated with the hedged item’s cash flows, either net investment gains (losses) or net investment income. Any amount of ineffectiveness of the derivative is immediately included in net investment gains (losses) in the accompanying Consolidated Statement of Operations.

Embedded Derivatives

The Company may enter into contracts that are not themselves derivative instruments but contain embedded derivatives. For each contract, the Company assesses whether the economic characteristics of the embedded derivative are clearly and closely related to those of the host contract and determines whether a separate instrument with the same terms as the embedded instrument would meet the definition of a derivative instrument. When it is determined that the embedded derivative possesses economic characteristics that are not clearly and closely related to the economic characteristics of the host contract, and that a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is separated from the host contract and accounted for as a stand-alone derivative. Such embedded derivatives are recorded on the Statement of Financial Position at fair value and changes in their fair value are recorded currently in earnings. In certain instances, the Company may elect to carry the entire contract on the Statement of Financial Position at fair value.

For further information on the Company’s derivative instruments and related hedged items and their effect on the Company’s financial position, financial performance and cash flows refer to Note 12 — Derivative Financial Instruments and Risk Management.

Variable Interest Entities (“VIEs”)

In the normal course of its investment activities, the Company enters into relationships with various special purpose entities (“SPEs”) and other entities that are deemed to be VIEs. A VIE is an entity that either (i) has equity investors that lack certain essential characteristics of a controlling financial interest (including the ability to control activities of the entity, the obligation to absorb the entity’s expected losses and the right to receive the entity’s expected residual returns) or (ii) lacks sufficient equity to finance its own activities without financial support provided by other entities, which in turn would be expected to absorb at least some of the expected losses of the VIE. If the Company determines that it is the VIE’s primary beneficiary, it is required to consolidate the VIE.

The Company is the primary beneficiary of a VIE if the Company has (i) the power to direct the activities of the VIE that most significantly impact the economic performance of the entity and (ii) the obligation to absorb losses of or the right to receive benefits from the entity that could be potentially significant to the VIE. If both conditions are present, the Company is required to consolidate the VIE.

This authoritative guidance is deferred indefinitely for certain entities that have the attributes of investment companies, with the exception of securitizations, asset-backed financings, collateralized structures and former qualifying SPEs. In addition, entities are not eligible for the deferral if any obligation to fund losses or guarantee performance exists. In accordance with the deferral provisions, the Company is the primary beneficiary and is required to consolidate the VIE if it stands to absorb a majority of the VIE’s expected losses or to receive a majority of the VIE’s expected residual returns, or both.

Loaned Securities and Repurchase Agreements

The Company enters into securities lending agreements whereby certain securities are loaned to third parties for the purpose of enhancing income on certain securities held. Securities loaned are treated as financing arrangements, and are recorded at the amount of cash advanced or received. With respect to securities loaned, the Company requires initial collateral, usually in the form of cash, equal to 102% of the fair value of domestic

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

securities loaned. If foreign securities are loaned and the denomination of the collateral is other than the denomination of the currency of the loaned securities, then the initial required collateral is 105% of the face value. The Company monitors the fair value of securities loaned with additional collateral obtained as necessary.

The Company enters into agreements to sell and repurchase securities for the purpose of enhancing income on the securities portfolio. Under agreements to sell and repurchase securities, the Company obtains the use of funds from a broker for generally one month. Assets to be repurchased are the same, or substantially the same, as the assets transferred. Securities sold under agreements to repurchase are treated as financing arrangements. Cash collateral received is invested in short-term investments with an offsetting collateral liability included in “other liabilities” in the accompanying Consolidated Statement of Financial Position. The Company receives initial collateral equal to at least 95% of the fair value of the securities to be repurchased. The fair value of the securities to be repurchased is monitored and additional collateral is obtained, where appropriate, to protect against credit exposure.

The Company enters into agreements to purchase and resell securities for the purpose of enhancing income on the securities portfolio. Securities purchased under agreements to resell are treated as investing activities and are carried at fair value including accrued interest. It is the Company’s policy to generally take possession or control of the securities purchased under these agreements. However, for tri-party repurchase agreements, the Company’s designated custodian takes possession of the underlying collateral securities. Securities purchased under agreements to resell are reflected separately in the accompanying Consolidated Statement of Financial Position. The Company receives securities as collateral, having a fair value at least equal to 102% of the purchase price paid by the Company for the securities. The fair value of the securities to be resold is monitored and additional collateral is obtained, where appropriate, to protect against credit exposure.

The fair value of the securities to be repurchased or resold is monitored and additional collateral is obtained, where appropriate, to protect against credit exposure.

Deferred Policy Acquisition Costs

The costs of acquiring new and maintaining renewal business and certain costs of issuing policies that are directly related to successful contract acquisition have been deferred and recorded as an asset in the accompanying Consolidated Statement of Financial Position. These costs consist primarily of commissions, certain expenses of underwriting and issuing contracts and certain agency expenses associated with successfully negotiated contracts. Refer to Note 3 Adoption of New Accounting Pronouncements for discussion of the new authoritative guidance adopted effective January 1, 2012, regarding which acquisition costs qualify for deferral.

For universal life and deferred annuity contracts, such costs are amortized in proportion to estimated gross profits over the estimated effective life of those contracts. Changes in assumptions for all policies and contracts are reflected as retroactive adjustments in the current year’s amortization. For these contracts the carrying amount of DAC is adjusted at each balance sheet date as if the unrealized investment gains or losses had been realized and included in the gross margins or gross profits used to determine current period amortization. The increase or decrease in DAC, due to unrealized investment gains or losses, is recorded in OCI.

For single premium immediate annuities with life contingencies, all acquisition costs are charged to expense immediately because generally all premiums are received at the inception of the contract.

The Company assesses internal replacements to determine whether such modifications significantly change the contract terms. When the modification substantially changes the contract, DAC is written-off immediately through income and only new deferrable expenses associated with the replacements are deferred. DAC written-off at the date of lapse cannot be restored when a policy subsequently reinstates. If the contract modifications do not substantially change the contract, DAC amortization on the original policy will continue and any acquisition costs associated with the related modification are expensed.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

Sales Inducements

For some deferred annuity products, the Company offers policyholders a bonus equal to a specified percentage of the policyholder’s initial deposit and additional credits to the policyholder’s account value related to minimum accumulation benefits, which are considered sales inducements in certain instances. The Company also offers enhanced crediting rates on certain dollar cost averaging programs related to its deferred annuity products. The Company defers these aforementioned sales inducements and amortizes them over the life of the policy using the same methodology and assumptions used to amortize DAC. Deferred sales inducements are reported in other assets in the accompanying Consolidated Statement of Financial Position.

Intangible Assets

The Company holds an intangible asset with a finite life which is amortized over its useful life. Intangible assets with finite useful lives are tested for impairment when facts and circumstances indicate that the carrying amount may not be recoverable, and an impairment loss is recognized when the carrying amount of an asset exceeds the estimated undiscounted cash flows attributable to the asset. The amount of the impairment loss to be recorded is calculated by the excess of the asset’s carrying value over its fair value.

Fair value is generally determined using a discounted cash flow analysis with assumptions that a market participant would use.

All intangible assets are reported in other assets in the accompanying Consolidated Statement of Financial Position.

Policyholders’ Account Balances

The Company’s liability for policyholders’ account balances represents the contract value that has accrued to the benefit of the policyholder as of the balance sheet date. This liability is generally equal to the accumulated account deposits, plus interest credited, less policyholder withdrawals and other charges assessed against the account balance. This liability also includes amounts that have been assessed to compensate the insurer for services to be performed over future periods, and the fair value of embedded derivatives in the above contracts (refer to Note 6 —  Policyholders’ Liabilities).

Future Policy Benefits

The Company’s liability for future policy benefits is primarily comprised of the present value of estimated future payments to or on behalf of policyholders, where the timing and amount of payment depends on policyholder mortality, less the present value of future net premiums. For non-participating traditional life insurance and annuity products, expected mortality and lapse or surrender are generally based on the Company’s historical experience or standard industry tables including a provision for the risk of adverse deviation. Interest rate assumptions are based on factors such as market conditions and expected investment returns. These assumptions are established at the time the policy is issued and are intended to estimate the experience for the period the policy benefits are payable. If experience is less favorable than assumed and future losses are projected under loss recognition testing, then additional liabilities may be required, resulting in a charge to increase in liabilities for future policy benefits in the accompanying Consolidated Statement of Operations. The Company does not establish loss reserves until a loss has occurred.

The Company’s liability for future policy benefits also includes liabilities for guarantee benefits related to certain non-traditional long-duration life and annuity contracts, which are discussed in Note 6 — Policyholders’ Liabilities.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

Policy Claims

The Company’s liability for policy claims includes a liability for unpaid claims and claim adjustment expenses. Unpaid claims and claim adjustment liability include estimates of claims that the Company believes have been incurred but have not yet been reported as of the balance sheet date.

Debt

Debt is generally carried at unpaid principal balance and is included in other liabilities in the accompanying Consolidated Statement of Financial Position. Refer to Note 15 – Fair Value Measurements for discussion on the fair value of debt.

Separate Account Assets and Liabilities

The Company has separate accounts, some of which are registered with the Securities and Exchange Commission (“SEC”) and others that are not registered with the SEC. The Company reports separately, as separate account assets and separate account liabilities, investments held in separate accounts and liabilities of the separate accounts if (i) such separate accounts are legally recognized; (ii) assets supporting the contract liabilities are legally insulated from the Company’s general account liabilities; (iii) investments are directed by the contractholder; and (iv) all investment performance, net of contract fees and assessments, is passed through to the contractholder. The separate accounts have varying investment objectives, are segregated from the Company’s general account and are maintained for the benefit of separate account policyholders. Investment risks associated with market value changes are borne by the customers, except to the extent of minimum guarantees made by the Company with respect to certain accounts. All separate account assets are stated at fair value. The separate account liabilities represent the policyholders’ interest in the account, and include accumulated net investment income and realized and unrealized gains and losses on the assets.

Contingencies

Amounts related to contingencies are accrued if it is probable that a liability has been incurred and an amount is reasonably estimable. Regarding litigation, management evaluates whether there are incremental legal or other costs directly associated with the ultimate resolution of the matter that are reasonably estimable and, if so, includes these costs in the accrual.

Other Assets and Other Liabilities

Other assets primarily consist of investment income due and accrued, receivables from affiliates and sales inducements. Other liabilities consist primarily of net deferred tax liabilities, collateral received on securities loaned, employee and agent benefits, and payables to affiliates.

Recognition of Insurance Income and Related Expenses

Premiums from annuity policies with life contingencies and from whole and term life policies are recognized as income when due. The associated benefits and expenses are matched with income so as to result in the recognition of profits over the life of the contracts. This match is accomplished by providing for liabilities for future policy benefits (as discussed in Note 6 — Policyholders’ Liabilities) and the deferral and subsequent amortization of policy acquisition costs.

Amounts received under deferred annuity and universal life type contracts are reported as deposits to policyholders’ account balances (as discussed in Note 6 — Policyholders’ Liabilities). Revenues from these contracts consist of amounts assessed during the period for mortality and expense risk, policy administration and

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

surrender charges, and are included as fee income in the accompanying Consolidated Statement of Operations. In addition to fees, the Company earns investment income from the investment of policyholders’ deposits in the Company’s general account portfolio. Amounts previously assessed to compensate the Company for services to be performed over future periods are deferred and recognized into income over the period benefited, using the same assumptions and factors used to amortize DAC. Policy benefits and claims that are charged to expense include benefit claims incurred in the period in excess of related policyholders’ account balances.

Premiums for contracts with a single premium or a limited number of premium payments due over a significantly shorter period than the total period over which benefits are provided are recorded as income when due. Any excess profit is deferred and recognized as income in a constant relationship to insurance in-force and, for annuities, in relation to the amount of expected future benefit payments.

Premiums, universal life fee income, benefits and expenses are stated net of reinsurance ceded. Estimated reinsurance ceding allowances are recognized over the life of the reinsured policies using assumptions consistent with those used to account for the underlying policies.

Net revenue from reinsurance primarily represents the experience rated refund, amortization of the deferred gain and the reserve adjustment associated with the reinsurance business ceded to New York Life, as discussed in Note 10 — Reinsurance. This net revenue adjustment excludes ceded universal life fees and ceded policyholder benefits, which are included on these respective lines in the accompanying Consolidated Statement of Operations.

Federal Income Taxes

Current federal income taxes are charged or credited to operations based upon amounts estimated to be payable or recoverable as a result of taxable operations for the current year and any adjustments to such estimates from prior years. Deferred federal income tax assets and liabilities are recognized for expected future tax consequences of temporary differences between GAAP and taxable income. Temporary differences are identified and measured using a balance sheet approach whereby GAAP and tax balance sheets are compared to each other. Deferred income taxes are generally recognized based on enacted tax rates and a valuation allowance is recorded if it is more likely than not that any portion of the deferred tax asset will not be realized.

The authoritative guidance on income taxes requires an evaluation of the recoverability of deferred tax assets and establishment of a valuation allowance, if necessary, to reduce the deferred tax asset to an amount that is more likely than not to be realized. Considerable judgment is required in determining whether a valuation allowance is necessary, and if so, the amount of such valuation allowance. In evaluating the need for a valuation allowance many factors are considered, including: (i) the nature of deferred tax assets and liabilities; (ii) whether they are ordinary or capital; (iii) in which tax jurisdictions they were generated and the timing of their reversal; (iv) taxable income in prior carry-back years as well as projected taxable earnings exclusive of reversing temporary differences and carryforwards; (v) the length of time that carryovers can be utilized in the various tax jurisdictions; (vi) any unique tax rules that would impact the utilization of the deferred tax assets; and (vii) any tax planning strategies that the Company would employ to avoid a tax benefit from expiring unused.

The Company is a member of a group that files a consolidated federal income tax return with New York Life. The consolidated income tax liability is allocated among the members of the group in accordance with a tax allocation agreement. The tax allocation agreement provides that the Company is allocated its share of the consolidated tax provision or benefit, determined generally on a separate company basis, but may, where applicable, recognize the tax benefits of net operating losses or capital losses utilizable in the consolidated group. Intercompany tax balances are generally settled quarterly on an estimated basis with a final settlement within thirty days of the filing of the consolidated return.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

In accordance with the authoritative guidance related to income taxes, the Company determines whether it is more likely than not that a tax position will be sustained upon examination by the appropriate taxing authorities before any part of the benefit can be recorded in the financial statements. The amount of tax benefit recognized for an uncertain tax position is the largest amount of benefit that is greater than fifty percent likely of being realized upon settlement. Unrecognized tax benefits are included within other liabilities in the accompanying Consolidated Statement of Financial Position and are charged to earnings in the period that such determination is made. The Company classifies interest and penalties related to tax uncertainties as income tax expense in the accompanying Consolidated Statement of Operations.

Fair Value Measurements

For fair values of various assets and liabilities refer to Note 15 — Fair Value Measurements.

Business Risks and Uncertainties

In periods of extreme volatility and disruptions in the securities and credit markets and under certain interest rate scenarios, the Company could be subject to disintermediation risk and/or reduction in net interest spread or profit margins.

The Company’s investment portfolio consists principally of fixed income securities as well as mortgage loans, policy loans, limited partnerships, limited liability companies, preferred and common stocks and equity real estate. The fair value of the Company’s investments varies depending on economic and market conditions and the interest rate environment. Furthermore, with respect to investments in mortgage loans, mortgage-backed securities and other securities subject to prepayment and/or call risk, significant changes in prevailing interest rates and/or geographic conditions may adversely affect the timing and amount of cash flows on these investments, as well as their related values. In addition, the amortization of market premium and accretion of market discount for mortgage-backed securities is based on historical experience and estimates of future payment experience on the underlying mortgage loans. Actual prepayment timing will differ from original estimates and may result in material adjustments to asset values and amortization or accretion recorded in future periods.

Certain of these investments lack liquidity, such as privately placed fixed income securities, equity real estate and other limited partnership interests. The Company also holds certain investments in asset classes that are liquid but may experience significant market fluctuations, such as mortgage-backed and other asset-backed securities. If the Company were to require significant amounts of cash on short notice in excess of cash on hand and its portfolio of liquid investments, the Company could have difficulty selling these investments in a timely manner, be forced to sell them for less than they otherwise would have been able to realize, or both.

In periods of high or increasing interest rates, life insurance policy loans and surrenders and withdrawals may increase as policyholders seek investments with higher perceived returns. This could result in cash outflows requiring the Company to sell invested assets at a time when the prices of those assets are adversely affected by the increase in market interest rates, which could cause the Company to suffer realized investment losses. In addition, when interest rates rise, the Company may face competitive pressure to increase crediting rates on certain insurance and annuity contracts, and such changes may occur more quickly than corresponding changes to the rates earned on the Company’s general account investments.

During periods of low or declining interest rates, the Company is contractually obligated to credit a fixed minimum rate of interest on certain of its life insurance and annuity policies. Should yields on new investments decline to levels below these guaranteed minimum rates for a long enough period, the Company may be required to credit interest to policyholders at a higher rate than the rate of return the Company earns on its portfolio of investments supporting those products, thus generating losses.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

Although management of the Company employs a number of asset/liability management strategies to minimize the effects of interest rate volatility, no guarantee can be given that it will be successful in managing the effects of such volatility.

The Company establishes and carries reserves to pay future policyholder benefits and claims. The process of calculating reserve amounts for an insurance organization involves the use of a number of estimates and assumptions including those related to mortality (the relative incidence of death in a given time or place), morbidity (the incidence rate of a disease or medical condition) and interest rates (the rates expected to be paid or received on financial instruments, including insurance or investment contracts). Since the Company cannot precisely determine the amount or timing of actual future benefits and claims, actual results could differ significantly from those assumed. Deviations from one or more of these estimates and assumptions could have a material adverse effect on the Company’s results of operations or financial condition.

The Company sets prices for many of its insurance and annuity products based upon expected claims and payment patterns, using assumptions for mortality, morbidity, persistency (how long a contract stays in force) and interest rates. In addition to the potential effect of natural or man-made disasters, significant increases in mortality could emerge gradually over time, due to changes in the natural environment, the health habits of the insured population, effectiveness of treatment for disease or disability, or other factors. In addition, the Company could fail to accurately provide for changes in other pricing assumptions, including changes in interest and inflation rates. Significant negative deviations in actual experience from the Company’s pricing assumptions could have a material adverse effect on the profitability of its products. The Company’s earnings are significantly influenced by the claims paid under its insurance contracts and will vary from period to period depending upon the amount of claims incurred. There is only limited predictability of claims experience within any given month or year. The Company’s future experience may not match its pricing assumptions or its past results. As a result, its results of operations and financial condition could be materially adversely affected.

Issuers or borrowers whose securities or loans the Company holds, customers, trading counterparties, counterparties under swaps and other derivative contracts, reinsurers, clearing agents, exchanges, clearing houses and other financial intermediaries and guarantors may default on their obligations to us due to bankruptcy, insolvency, lack of liquidity, adverse economic conditions, operational failure, fraud or other reasons. In addition, the underlying collateral supporting the Company’s structured securities, including mortgage-backed securities, may deteriorate or default causing these structured securities to incur losses.

Weak equity market performance may adversely affect sales of variable products, cause potential purchasers of the Company’s products to refrain from new or additional investments, and may cause current customers to surrender or redeem their current products and investments.

Revenues of the Company’s variable products are, to a large extent, based on fees related to the value of assets under management (except for its Elite Annuity product, where future revenue is based on adjusted premium payments). Consequently, poor equity market performance reduces fee revenues. The level of assets under management could also be negatively affected by withdrawals or redemptions.

The Company issues certain variable products with various types of guaranteed minimum benefit features. The Company establishes reserves for the expected payments resulting from these features. The Company bears the risk that payments may be higher than expected as a result of significant, sustained downturns in the stock market. The Company also bears the risk that additional reserves may be required if partial surrender activity increases significantly for some annuity products during the period when account values are less than guaranteed amounts.

The Risk-Based Capital (“RBC”) ratio is the primary measure by which regulators evaluate the capital adequacy of the Company. RBC is determined by statutory rules that consider risks related to the type and quality of invested assets, insurance-related risks associated with the Company’s products, interest rate risk and general

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

business risks. Disruptions in the capital markets could increase equity and credit losses and reduce the Company’s statutory surplus and RBC ratio. To the extent the Company’s statutory capital resources are deemed to be insufficient to maintain a particular rating by one or more rating agencies, the Company may seek to improve its capital position, including through operational changes and potentially seeking capital from New York Life.

The Company faces significant competition.

The Company faces strong competition in its Insurance and Investment Group businesses. The Company’s ability to compete is based on a number of factors, including product features, investment performance, service, price, distribution capabilities, scale, commission structure, name recognition and financial strength ratings.

New York Life’s career agency force is the primary means by which it distributes life insurance products. In order to continue increasing life insurance sales, the Company must retain and attract additional productive career agents.

Rating agencies assign the Company financial strength/claims paying ability ratings, based on their evaluations of the Company’s ability to meet its financial obligations. These ratings indicate a rating agency’s view of an insurance company’s ability to meet its obligations to its insured. In certain of the Company’s markets, ratings are important competitive factors of insurance companies. Rating organizations continue to review the financial performance and condition of insurers, including the Company. A significant downgrade in the Company’s ratings could materially and adversely affect its competitive position in the life insurance market and increase its cost of funds. In addition, downgrades of the sovereign credit rating of the United States of America would likely result in a corresponding downgrade of the financial strength rating of the Company by certain rating agencies, which could have an adverse effect on the Company’s results of operations.

Regulatory developments in the markets in which the Company operates could affect the Company’s business.

Although the federal government does not directly regulate the business of insurance, federal legislation and administrative policies in several areas, including pension regulation, financial services regulation, derivatives and federal taxation, can significantly and adversely affect the insurance industry and the Company. There are a number of current or potential regulatory measures that may affect the insurance industry. The Company is unable to predict whether any changes will be made, whether any administrative or legislative proposals will be adopted in the future, or the effect, if any, such proposals would have on the Company.

The attractiveness to the Company’s customers of many of its products is due, in part, to favorable tax treatment. Current federal income tax laws generally permit the tax-deferred accumulation of earnings on the premiums paid by the holders of annuities and life insurance products. Taxes, if any, are payable generally on income attributable to a distribution under the contract for the year in which the distribution is made. Death benefits under life insurance contracts are received free of federal income tax. Changes to the favorable tax treatment may reduce the attractiveness of the Company’s products to its customers.

NOTE 3 — RECENT ACCOUNTING PRONOUNCEMENTS

Adoption of New Accounting Pronouncements

In June 2011, the FASB issued updated guidance regarding the presentation of comprehensive income. The updated guidance eliminates the option to present components of OCI as part of the consolidated statement of equity. Under the updated guidance, an entity has the option to present the total of comprehensive income, the components of net income, and the components of OCI either in a single continuous statement of comprehensive

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

income or in two separate but consecutive statements. The updated guidance does not change the items that are reported in OCI or when an item of OCI must be reclassified to net income. The Company opted to present net income and other comprehensive income in two separate consecutive statements. The Company adopted this guidance effective January 1, 2012. This guidance impacted the financial statement presentation but did not have an impact on the Company’s consolidated financial position or results of operations.

In December 2011, the FASB deferred the effective date for amendments to the presentation of reclassifications of items out of AOCI. The deferral is effective January 1, 2012 and as a result the Company will not be required to comply with the new reclassification presentation requirements.

In May 2011, the FASB issued updated guidance on the fair value measurements and related disclosure requirements. The updated guidance clarifies existing guidance related to the application of fair value measurement methods and requires expanded disclosures. The expanded disclosures required by this guidance are included in Note 15 — Fair Value Measurements. This new guidance is effective for the first interim or annual reporting period beginning after December 15, 2011 and should be applied prospectively. The Company adopted this guidance effective January 1, 2012. The adoption of this guidance did not have a material effect on the Company’s consolidated financial position, results of operations or financial statement disclosures.

In April 2011, the FASB issued updated guidance clarifying which restructurings constitute TDRs. This guidance is intended to assist creditors in their evaluation of whether conditions exist that constitute a TDR. This new guidance is effective for the first interim or annual reporting period beginning on or after June 15, 2011 and should be applied retrospectively to the beginning of the annual reporting period of adoption. The Company’s retroactive adoption of this guidance effective January 1, 2011 did not have a material effect on the Company’s consolidated financial position or results of operations.

In April 2011, the FASB issued updated guidance regarding the assessment of effective control for repurchase agreements. This new guidance is effective for the first annual reporting period beginning on or after December 15, 2011 and should be applied prospectively to transactions or modifications of existing transactions that occur on or after the effective date. The Company adopted this guidance effective January 1, 2012. The adoption of this guidance did not have a material effect on the Company’s consolidated financial position, results of operations, or financial statement disclosures.

In October 2010, the FASB issued guidance to address diversity in practice regarding the interpretation of which costs relating to the acquisition of new or renewal insurance contracts qualify for deferral. Under the new guidance acquisition costs are to include only those costs that are directly related to the acquisition or renewal of insurance contracts by applying a model similar to the accounting for loan origination costs. An entity may defer incremental direct costs of contract acquisition that are incurred in transactions with independent third-parties or employees as well as the portion of employee compensation costs related to underwriting, policy issuance and processing, medical inspection and contract selling for successfully negotiated contracts. Additionally, an entity may capitalize as a DAC asset only those advertising costs meeting the capitalization criteria for direct-response advertising. While the adoption of this amended guidance changes the timing of when certain costs are reflected in the Company’s results of operations, it has no effect on the total acquisition costs to be recognized over time and has no impact on the Company’s cash flows. Effective January 1, 2012, the Company adopted this guidance retrospectively.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

The following tables present amounts as previously reported in 2011, the effect on those amounts of the change due to the retrospective adoption of the amended DAC guidance as described above. The adjusted amounts that are reflected in the accompanying Consolidated Financial Statements, are included herein.

Consolidated Statement of Financial Position:
	2011
	As Previously Reported	Effect of Change	As Currently Reported
Deferred policy acquisition costs	$2,873	$(560)	$2,313
Total Assets	117,899	(560)	117,339
Other liabilities	3,182	(196)	2,986
Total liabilities	106,970	(196)	106,774

Accumulated other comprehensive income	1,904	202	2,106
Retained earnings	5,072	(566)	4,506
Total equity	10,929	(364)	10,565
Total Liabilities and Equity	$117,899	$(560)	$117,339

Consolidated Statement of Comprehensive income:
	2011
	As Previously Reported	Effect of Change	As Currently Reported
Total Revenues	$6,984	$–	$6,984
Increase in liabilities for future policy benefits	1,953	30	1,983
Operating expenses	1,274	33	1,307
Total Expenses	6,509	63	6,572

Income before income taxes	475	(63)	412
Income tax expense	110	(22)	88
Net income	$365	$(41)	$324

	2010
	As Previously Reported	Effect of Change	As Currently Reported
Total Revenues	$6,464	$–	$6,464
Increase in liabilities for future policy benefits	1,467	49	1,516
Operating expenses	1,247	22	1,269
Total Expenses	5,605	71	5,676

Income before income taxes	859	(71)	788
Income tax expense	208	(25)	183
Net income	$651	$(46)	$605

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

Consolidated Statement of Cash Flows:
	2011
	As Previously Reported	Effect of Change	As Currently Reported
Cash Flows from Operating Activities:
Net income	$365	$(41)	$324
Changes in:
Deferred policy acquisition costs	(23)	33	10
Deferred income taxes	(138)	(22)	(160)
Future policy benefits	1,955	30	1,985
Net cash provided by operating activities*	$4,104	$–	$4,104

	2010
	As Previously Reported	Effect of Change	As Currently Reported
Cash Flows from Operating Activities:
Net income	$651	$(46)	$605
Changes in:
Deferred policy acquisition costs	(83)	22	(61)
Deferred income taxes	72	(25)	47
Future policy benefits	1,476	49	1,525
Net cash provided by operating activities*	$3,384	$–	$3,384

*	Restated for prior year reclassifications.

In July 2010, the FASB issued updated guidance that requires enhanced disclosures related to the allowance for credit losses and the credit quality of a company’s financing receivable portfolio. The disclosures were effective for interim and annual reporting periods ending on or after December 15, 2011 for private companies. The Company elected to early adopt this guidance and provided the disclosures required by this guidance in Note 4 — Investments. The disclosures regarding activity that occurs during a reporting period are effective for interim and annual reporting periods beginning after December 15, 2010. In January 2011, the FASB deferred the disclosures required by this guidance related to TDRs. The deferred disclosures, which were retrospectively adopted effective January 1, 2011, did not have a material effect on the Company’s financial statement disclosures.

In April 2010, the FASB issued guidance clarifying that an insurance entity should not consider any separate account interests in an investment held for the benefit of policyholders to be the insurer’s interests, and should not combine those interests with its general account interest in the same investment when assessing the investment for consolidation, unless the separate account interests are held for a related party policyholder, whereby consolidation of such interests must be considered under applicable variable interest guidance. This guidance is effective for interim and annual reporting periods beginning after December 15, 2010 and retrospectively for all prior periods upon the date of adoption, with early adoption permitted. The Company’s adoption of this guidance, effective January 1, 2011, did not have a material effect on the Company’s consolidated financial position, results of operations, or financial statement disclosures.

In March 2010, the FASB issued updated guidance that amends and clarifies the accounting for credit derivatives embedded in interests in securitized financial assets. This new guidance eliminates the scope exception for embedded credit derivatives (except for those that are created solely by subordination) and provides new guidance on how the evaluation of embedded credit derivatives is to be performed. This new guidance is effective for the first interim reporting period beginning after June 15, 2010. The Company’s adoption of this guidance effective January 1, 2010 did not have a material effect on the Company’s consolidated financial position, results of operations, or financial statement disclosures.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

In January 2010, the FASB issued updated guidance that requires new fair value disclosures about significant transfers between Level 1 and 2 measurement categories and separate presentation of purchases, sales, issuances, and settlements within the rollforward of Level 3 activity. Also, this updated fair value guidance clarifies the disclosure requirements about the level of disaggregation of asset classes and valuation techniques and inputs. This guidance is effective for interim and annual reporting periods beginning after December 15, 2009, except for the disclosures about purchases, sales, issuances and settlements in the rollforward of Level 3 activity, which are effective for interim and annual reporting periods beginning after December 15, 2010. The required disclosures are provided in Note 15 — Fair Value Measurements.

In June 2009, the FASB issued authoritative guidance which changes the analysis required to determine whether or not an entity is a VIE. In addition, the guidance changes the determination of the primary beneficiary of a VIE from a quantitative to a qualitative model. Under the new qualitative model, the primary beneficiary must have both the power to direct the activities that significantly impact the entities economic performance and the obligation to absorb either losses or gains that could be significant to the VIE. This guidance also changes when reassessment is needed, as well as requires enhanced disclosures, including the effects of a company’s involvement with a VIE on its financial statements. This guidance was effective for interim and annual reporting periods beginning after November 15, 2009.

In February 2010, the FASB issued updated guidance relative to VIEs which defers, except for disclosure requirements, the impact of this guidance for entities that (i) possess the attributes of an investment company, (ii) do not require the reporting entity to fund losses, and (iii) are not financing vehicles or entities that were formerly classified as qualified special purpose entities (“QSPE”). The Company’s adoption of this guidance effective January 1, 2010 did not result in any transition adjustment.

Future Adoption of New Accounting Pronouncements

In February 2013, the FASB issued updated guidance to improve the reporting of reclassifications out of accumulated other comprehensive income. The amendments require an entity to present either on the face of the financial statements or as a separate disclosure in the notes, the effect of significant reclassifications out of accumulated other comprehensive income if the amount being reclassified is required under U.S. GAAP to be reclassified in its entirety to net income. For other amounts that are not required under U.S. GAAP to be reclassified in their entirety to net income in the same reporting period, an entity is required to cross-reference other disclosures required under U.S. GAAP that provide additional detail about those amounts. The guidance is effective for annual reporting periods beginning on or after January 1, 2013. The Company’s adoption of this guidance is expected to have an impact on the financial statement presentation but not on the Company’s consolidated financial position or results of operations.

In January 2013, the FASB issued amendments to clarify that the scope of Disclosures about Offsetting Assets and Liabilities applies to derivatives accounted for in accordance with guidance on Derivatives and Hedging, including bifurcated embedded derivatives, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transactions that are either offset or subject to an enforceable master netting arrangement or similar agreement. The guidance is effective for annual reporting periods beginning on or after January 1, 2013. The Company’s adoption of this guidance is expected to have an impact on the financial statement disclosures but not on the Company’s consolidated financial position or results of operations.

In December 2011, the FASB enhanced the disclosure requirements about financial instruments and derivative instruments that are either offset in accordance with existing guidance for right of setoff or subject to an enforceable master netting arrangement or similar agreement, irrespective of whether they are offset in the financial statements. The guidance is effective for annual reporting periods beginning on or after January 1, 2013. An entity should provide the disclosures required by those amendments retrospectively for all comparative periods presented. The Company’s adoption of this guidance is expected to have an impact on the Company’s

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

financial statement disclosures, but no impact on the Company’s consolidated financial position or results of operations.

NOTE 4 — INVESTMENTS

Fixed Maturities

The amortized cost and estimated fair value of fixed maturities as of December 31, 2012 and 2011, by contractual maturity, is presented below (in millions). Expected maturities may differ from contractual maturities because borrowers may have the right to call or repay obligations with or without call or prepayment penalties.

	2012		2011
Available-for-sale	Amortized Cost	Fair Value	Amortized Cost	Fair Value
Due in one year or less	$3,086	$3,142	$2,524	$2,564
Due after one year through five years	14,159	15,273	15,009	15,880
Due after five years through ten years	14,916	16,550	14,019	15,218
Due after ten years	7,462	8,711	6,032	7,057
Mortgage-backed and asset-backed securities:
U.S. agency mortgage-backed and asset-backed securities	15,373	16,933	15,625	17,173
Non-agency mortgage-backed securities	7,130	7,521	7,647	7,630
Non-agency asset-backed securities	3,970	4,058	4,136	4,167
Redeemable preferred securities	–	–	3	3

Total available-for-sale	$66,096	$72,188	$64,995	$69,692

At December 31, 2012 and 2011, the distribution of gross unrealized gains and losses on investments in fixed maturities were as follows (in millions):

	2012
Available-for-sale	Amortized Cost	Unrealized Gains	Unrealized Losses	Fair Value	OTTI in AOCI[1]
U.S. Treasury	$857	$89	$1	$945	$ –
U.S. government corporations and agencies	1,558	221	1	1,778	–
U.S. agency mortgage-backed and asset-backed securities	15,373	1,577	17	16,933	–
Foreign governments	737	89	1	825	–
U.S. corporate	26,865	2,859	40	29,684	*
Foreign corporate	9,606	846	8	10,444	–
Non-agency residential mortgage-backed securities	2,580	82	91	2,571	(47)
Non-agency commercial mortgage-backed securities	4,550	407	7	4,950	–
Non-agency asset-backed securities[2]	3,970	113	25	4,058	(6)

Total available-for-sale	$66,096	$6,283	$191	$72,188	$(53)

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

	2011
Available-for-sale	Amortized Cost	Unrealized Gains	Unrealized Losses		Fair Value	OTTI in AOCI[1]
U.S. Treasury	$1,715	$120	$	*	$1,835	$–
U.S. government corporations and agencies	1,212	160		*	1,372	–
U.S. agency mortgage-backed and asset-backed securities	15,625	1,549		1	17,173	–
Foreign governments	818	92		3	907	–
U.S. corporate	25,547	2,338		76	27,809	–
Foreign corporate	8,292	559		55	8,796	–
Non-agency residential mortgage-backed securities	2,963	31		330	2,664	(140)
Non-agency commercial mortgage-backed securities	4,684	309		27	4,966	–
Non-agency asset-backed securities[2]	4,136	73		42	4,167	(8)
Redeemable preferred securities	3	–		–	3	–

Total available-for-sale	$64,995	$5,231		$534	$69,692	$(148)

*	Amounts less than $1 million

[1]

Represents the amount of OTTI losses in AOCI, which were not included in earnings pursuant to authoritative guidance. Amount excludes $22 million and $9 million for the years ended December 31, 2012 and 2011, respectively, of net unrealized gains on impaired securities relating to changes in the value of such securities subsequent to the impairment measurement date.

[2]	Includes auto loans, credit cards, education loans and other asset types.

At December 31, 2012 and 2011, the Company had outstanding contractual obligations to acquire additional private placement securities amounting to $372 million and $209 million, respectively.

The Company accrues interest income on fixed maturities to the extent it is deemed collectible and the security continues to perform under its original contractual terms. In the event collectability of interest is uncertain, accrual of interest income will cease and income will be recorded when and if received.

Investments in fixed maturities that have been non-income producing for the last twelve months totaled less than $1 million at December 31, 2012 and 2011. These investments have been deemed other-than-temporarily impaired.

Equity Securities

At December 31, 2012 and 2011, the distribution of gross unrealized gains and losses on available-for-sale equity securities were as follows (in millions):

	Cost	Unrealized Gains	Unrealized Losses	Fair Value
2012	$111	$21	$2	$130
2011	$171	$16	$10	$177

There were no investments in non-redeemable preferred stock that have been non-income producing for the last twelve months at December 31, 2012 and 2011, respectively.

Mortgage Loans

The Company’s mortgage loan investments are diversified by property type, location and borrower and are collateralized by the related property.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

At December 31, 2012 and 2011, contractual commitments to extend credit under mortgage loan agreements amounted to $292 million and $164 million, respectively, at fixed and floating interest rates ranging from 2.74% to 6.11% in 2012, and from 3.75% to 6.14% in 2011. These commitments are diversified by property type and geographic region.

At December 31, 2012 and 2011, the distribution of the mortgage loan portfolio by property type and geographic region was as follows (in millions):

	2012		2011
	Carrying Value	% of Total	Carrying Value	% of Total
Property Type:
Office buildings	$2,810	33.1%	$2,398	33.5%
Retail facilities	2,278	26.8	1,509	21.1
Apartment buildings	1,808	21.3	1,687	23.6
Industrial	1,310	15.5	1,144	16.0
Residential	241	2.8	372	5.3
Other	41	0.5	42	0.6

Total	$8,488	100.0%	$7,152	100.0%

Geographic Region:
South Atlantic	$2,552	30.1%	$2,022	28.3%
Central	1,926	22.7	1,662	23.2
Pacific	1,905	22.4	1,567	21.9
Middle Atlantic	1,745	20.6	1,570	22.0
New England	292	3.4	331	4.6
Other	68	0.8	–	–

Total	$8,488	100.0%	$7,152	100.0%

The Company monitors the aging of its mortgage loans receivable on a monthly basis to determine delinquencies. An analysis of the aging of the principal balances, excluding the allowance for credit losses that are past due is presented below. The table includes a breakdown of the mortgage loans that are ninety days past due and either are (1) still accruing interest or (2) on non-accrual status (in millions):

	2012
	30-59 Days	60-89 Days	90 Days and Over	Total Past Due	Current	Total Mortgage Loans	Recorded Mortgage Loans > 90 Days Accruing	Non-accrual Mortgage Loans > 90 Days
Property Type:
Office buildings	$–	$–	$–	$–	$2,820	$2,820	$–	$–
Retail facilities	–	–	–	–	2,286	2,286	–	–
Apartment buildings	–	–	–	–	1,814	1,814	–	–
Industrial	–	–	–	–	1,315	1,315	–	–
Residential	–	–	7	7	240	247	–	7
Other	–	–	–	–	41	41	–	–

Total	$–	$–	$7	$7	$8,516	$8,523	$–	$7

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

	2011
	30-59 Days	60-89 Days	90 Days and Over	Total Past Due	Current	Total Mortgage Loans	Recorded Mortgage Loans > 90 Days Accruing	Non-accrual Mortgage Loans > 90 Days
Property Type:
Office buildings	$–	$–	$–	$–	$2,410	$2,410	$–	$–
Retail facilities	–	–	–	–	1,516	1,516	–	–
Apartment buildings	–	–	–	–	1,696	1,696	–	–
Industrial	–	–	–	–	1,152	1,152	–	–
Residential	–	–	9	9	370	379	–	9
Other	–	–	–	–	43	43	–	–

Total	$–	$–	$9	$9	$7,187	$7,196	$–	$9

As discussed in Note 2 — Significant Accounting Policies, the Company establishes a specific reserve when it is probable that the Company will be unable to collect all amounts due under the contractual terms of the loan agreements, and a general reserve for probable incurred but not specifically identified losses. The activity in the mortgage loan specific and general reserves for the years ended December 31, 2012 and 2011 are summarized below (in millions):

	2012
Allowance for credit losses:	Residential	Commercial	Total
Beginning balance	$7	$37	$44
Provision for credit losses	–	–	–
Direct write-downs	–	(6)	(6)
Recoveries	(1)	(2)	(3)

Ending balance	$6	$29	$35

Ending balance:
Individually evaluated for impairment (specific)	$3	$–	$3
Collectively evaluated for impairment (general)	$3	$29	$32
Mortgage Loans:
Ending balance (recorded investment, net of allowance for credit losses):
Individually evaluated for impairment (specific)	$5	$3	$8
Collectively evaluated for impairment (general)	$236	$8,244	$8,480

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

	2011
Allowance for credit losses:	Residential	Commercial	Total
Beginning balance	$8	$38	$46
Provision for credit losses	–	1	1
Direct write-downs	(1)	(1)	(2)
Recoveries	–	(1)	(1)

Ending balance	$7	$37	$44

Ending Balance:
Individually evaluated for impairment (specific)	$3	$6	$9
Collectively evaluated for impairment (general)	$4	$31	$35
Mortgage Loans:
Ending balance (recorded investment, net of allowance for credit losses):
Individually evaluated for impairment (specific)	$6	$27	$33
Collectively evaluated for impairment (general)	$366	$6,753	$7,119

For the year ended December 31, 2010, the provision for credit losses was $7 million and direct write-downs were $15 million.

The Company closely monitors mortgage loans with the potential for impairment by considering a number of factors. For commercial mortgage loans, these factors include, but are not limited to, LTV, asset performance such as debt service coverage ratio, lease rollovers, income/expense hurdles, major tenant or borrower issues, the economic climate and catastrophic events. For residential mortgage loans, loans that are sixty or more days delinquent are monitored for potential impairment.

As mentioned above, the Company uses LTV as one of the key mortgage loan indicators to assess credit quality and to assist in identifying problem loans. As of December 31, 2012 and 2011, LTVs on the Company’s mortgage loans, net of allowance for credit losses, are as follows (in millions):

	2012
	Office Buildings	Retail Facilities	Apartment Buildings	Industrial	Residential	Other	Total
above 95%	$–	$–	$11	$3	$1	$–	$15
91% to 95%	–	–	12	32	1	–	45
81% to 90%	101	67	47	239	6	–	460
71% to 80%	279	234	375	205	24	19	1,136
below 70%	2,430	1,977	1,363	831	209	22	6,832

Total	$2,810	$2,278	$1,808	$1,310	$241	$41	$8,488

	2011
	Office Buildings	Retail Facilities	Apartment Buildings	Industrial	Residential	Other	Total
above 95%	$4	$–	$18	$12	$2	$–	$36
91% to 95%	–	–	24	49	2	–	75
81% to 90%	198	71	61	239	7	21	597
71% to 80%	314	262	415	201	30	–	1,222
below 70%	1,882	1,176	1,169	643	331	21	5,222

Total	$2,398	$1,509	$1,687	$1,144	$372	$42	$7,152

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

Additional information on impaired mortgage loans is provided below (in millions):

	2012
	Recorded Investment	Unpaid Principal Balance	Related Allowance		Average Recorded Investment	Interest Income Recognized
With related allowance:
Office buildings	$–	$–		$–	$–		$–
Apartment buildings	–	–		–	–		–
Residential	5	8		3	5		*
Industrial	3	3		–	7		*

Total	$8	$11		$3	$12	$	*

Commercial	$3	$3	$	*	$7	$	*

Residential	$5	$8		$3	$5	$	*

	2011
	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized
With related allowance:
Office buildings	$4	$5	$1	$5	$	*
Apartment buildings	11	12	1	13		1
Residential	6	9	3	6		*
Industrial	12	16	4	13		1

Total	$33	$42	$9	$37		$2

Commercial	$27	$33	$6	$31		$2

Residential	$6	$9	$3	$6	$	*

*	Amounts less than $1 million

At December 31, 2012 and 2011, the Company did not have any impaired loans without a related allowance.

The Company did not have any loan modifications in 2012 and 2011.

Investments in mortgage loans that have been non-income producing for the last twelve months totaled $4 million at December 31, 2012 and 2011.

Investments in Affiliates

	2012	2011
STIF	$938	$712
MCF Revolving Loan Agreement	1,584	925

Total investments in affiliates	$2,522	$1,637

The STIF was formed by New York Life to improve short-term returns through greater flexibility to choose attractive maturities and enhanced portfolio diversification. The STIF is a pooled fund managed by New York Life Investment Management LLC (“NYL Investments”), an indirect wholly owned subsidiary of New York Life, where all participants are subsidiaries of New York Life.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

The MCF Revolving Loan Agreement represents a revolving loan agreement the Company entered into with MCF. Refer to Note 14 — Related Party Transactions for further discussion.

Other Investments

The components of other investments as of December 31, 2012 and 2011 were as follows (in millions):

	2012	2011
Limited partnerships/Limited liability companies	$648	$563
Senior secured commercial loans	215	318
Derivatives	153	182
Real Estate	56	15
Short-term investments	30	91
Other invested assets	123	61

Total other investments	$1,225	$1,230

Senior secured commercial loans are typically collateralized by all assets of the borrower. The Company’s senior secured commercial loans, before loss reserve, amounted to $219 million and $331 million at December 31, 2012 and 2011, respectively. The Company establishes a loss reserve for specifically impaired loans and assigns internal risk ratings for the remainder of the portfolio on which it assesses a general loss reserve. The loss reserve was $4 million and $13 million for the years ended December 31, 2012 and 2011, respectively. Refer to Note 2 — Significant Accounting Policies for further details.

Unfunded commitments on limited partnerships, limited liability companies and senior secured commercial loans amounted to $170 million and $185 million at December 31, 2012 and 2011, respectively.

There was no accumulated depreciation on real estate for the years ended December 31, 2012 or 2011. There was no depreciation expense for the year ended December 31, 2012 or 2011. Depreciation expense was less than $1 million for the year ended December 31, 2010, and was recorded as a component of net investment income in the accompanying Consolidated Statement of Operations.

Investments in Real Estate that have been non-income producing for the last twelve months totaled $5 million and $4 million at December 31, 2012 and 2011, respectively.

VIEs

Consolidated VIE

At December 31, 2012 and 2011, the Company included assets of $44 million and $45 million, respectively, in the accompanying Consolidated Statement of Financial Position, as a result of consolidating a VIE for which it was determined to be the primary beneficiary. The Company performed a qualitative analysis to determine if the Company has (i) the power to direct the activities of the VIE that most significantly impact the economic performance of the entity and (ii) the obligation to absorb losses of or the right to receive benefits from the entity that could be potentially significant to the VIE. In reviewing the transaction documents including trust agreements, limited partnership agreements and purchase agreements, the Company determined that they are the primary beneficiary of one structured investment.

This VIE consists of a trust established for purchasing receivables from the U.S. Department of Energy related to Energy Savings Performance Contracts and issuing certificates representing the right to those receivables. The following table reflects the carrying amount and balance sheet classification of the assets and liabilities of the consolidated VIE as of December 31, 2012 and 2011 (in millions).

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

The Company has a 98.66% interest in this VIE; however, the creditors do not have recourse to the Company in excess of the assets contained within the VIE.

	2012	2011
Cash	$4	$4
Other investments*	40	41

Total assets	$44	$45

Other liabilities	5	5

Total liabilities	$5	$5

*	Included in Limited partnerships/Limited liability companies

Unconsolidated VIEs

In the normal course of its activities, the Company will invest in structured investments including VIEs for which it is not the primary beneficiary. These structured investments typically invest in fixed income investments and are managed by third-parties and include asset-backed securities, commercial mortgage-backed securities and residential mortgage-backed securities. The Company’s maximum exposure to loss on these structured investments, both VIEs and non-VIEs, is limited to the amount of its investment. The Company has not provided financial or other support, other than its direct investment, to these structures. The Company has determined that it is not the primary beneficiary of these structures due to the fact that it does not have the power to direct the activities that significantly impact the VIEs economic performance. The Company classifies these investments on its accompanying Consolidated Statement of Financial Position as fixed maturities — available-for-sale and fixed maturities — trading. The maximum exposure to loss associated with these investments was $28,638 million and $29,117 million as of December 31, 2012 and 2011, respectively.

In the normal course of its activities, the Company will invest in joint ventures, limited partnerships and limited liability companies. These investments include hedge funds, private equity funds and real estate related funds and may or may not be VIEs. The Company’s maximum exposure to loss on these investments, both VIEs and non-VIEs, is limited to the amount of its investment. The Company has determined that it is not the primary beneficiary of these structures due to the fact that it does not have the power to direct the activities that significantly impact the entities economic performance. The Company classifies these investments on its accompanying Consolidated Statement of Financial Position as “other investments” and its maximum exposure to loss associated with these entities was $648 million and $563 million as of December 31, 2012 and 2011, respectively.

These investments are subject to ongoing review for impairment and for events that may cause management to reconsider whether or not it is the primary beneficiary. The Company has no additional economic interest in these structures in the form of derivatives, related guarantees, credit enhancement or similar instruments and obligations. Creditors have no recourse against the Company in the event of default. The Company has unfunded commitments in joint ventures, limited partnerships and limited liability companies which are previously disclosed in Note 4 — Investments.

Restricted Assets and Special Deposits

Assets of $4 million at December 31, 2012 and 2011 were on deposit with governmental authorities or trustees as required by certain state insurance laws and are included in available-for-sale fixed maturities in the accompanying Consolidated Statement of Financial Position.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

Refer to Note 13 — Commitments and Contingencies for additional discussions on assets pledged as collateral.

NOTE 5 — INVESTMENT INCOME AND INVESTMENT GAINS AND LOSSES

The components of net investment income for the years ended December 31, 2012, 2011 and 2010 were as follows (in millions):

	2012	2011	2010
Fixed maturities	$3,141	$3,184	$3,171
Equity securities	8	8	1
Mortgage loans	422	368	352
Policy loans	59	59	56
Other investments	75	65	65

Gross investment income	3,705	3,684	3,645
Investment expenses	(94)	(87)	(78)

Net investment income	$3,611	$3,597	$3,567

For the years ended December 31, 2012, 2011 and 2010, net investment gains (losses) were as follows (in millions):

	2012	2011	2010
Fixed maturities
Total OTTI losses	$(63)	$(122)	$(172)
Portion of OTTI losses recognized in OCI	18	14	57

Net OTTI losses on fixed maturities recognized in earnings	(45)	(108)	(115)
All other gains	181	249	221

Fixed maturities, net	136	141	106
Equity securities	10	(6)	5
Mortgage loans	1	(2)	(13)
Derivative instruments	(110)	(143)	(109)
Other	(7)	(5)	20

Net investment gains/(losses)	$30	$(15)	$9

The net gains or (losses) on trading securities (both fixed maturities and equity securities) amounted to $12 million, $(2) million and $5 million for the years ended December 31, 2012, 2011, and 2010, respectively.

Realized gains on sales of available-for-sale fixed maturities were $192 million for the year ended December 31, 2012 and $270 million for each of the years ended December 31, 2011 and 2010. Realized losses for the years ended December 31, 2012, 2011, and 2010 were $16 million, $19 million and $53 million, respectively. Realized gains on sales of available-for-sale equity securities were $19 million, $7 million and $5 million for the years ended December 31, 2012, 2011 and 2010, respectively, and realized losses were $12 million, $11 million and less than $1 million, respectively.

Losses from OTTI on equity securities (included in net investment gains (losses) on equity securities above) were $3 million, $2 million and less than $1 million for the years ended December 31, 2012, 2011 and 2010, respectively.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

The following tables present the Company’s gross unrealized losses and fair values for available-for-sale fixed maturities and equity securities, aggregated by investment category and length of time the individual securities have been in a continuous unrealized loss position, at December 31, 2012 and 2011 (in millions):

	2012
	Less than 12 Months		Greater than 12 Months		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
Available-for-sale fixed maturities
U.S. Treasury	$105	$1	$–	$–	$105	$1
U.S. government corporations and agencies	146	1	–	–	146	1
U.S. agency mortgage-backed and asset-backed securities	879	17	14	*	893	17
Foreign governments	15	*	5	1	20	1
U.S. corporate	930	21	191	19	1,121	40
Foreign corporate	46	5	157	3	203	8
Non-agency residential mortgage-backed securities	64	2	941	89	1,005	91
Non-agency commercial mortgage-backed securities	97	1	72	6	169	7
Non-agency asset-backed securities	404	3	213	22	617	25

Total available-for-sale fixed maturities	2,686	51	1,593	140	4,279	191

Available-for-sale equity securities
Common stock	30	2	1	*	31	2
Preferred stock	*	*	–	–	*	*

Total available-for-sale equity securities	30	2	1	–	31	2

Total	$2,716	$53	$1,594	$140	$4,310	$193

*	Unrealized losses are less than $1 million.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

	2011
	Less than 12 Months			Greater than 12 Months		Total
	Fair Value	Unrealized Losses		Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
Available-for-sale fixed maturities
U.S. Treasury	$1	$	*	$–	$–	$1	$	*
U.S. government corporations and agencies	23		*	5	*	28		*
U.S. agency mortgage-backed and asset-backed securities	111		–	1	1	112		1
Foreign governments	19		2	3	1	22		3
U.S. corporate	1,824		51	236	25	2,060		76
Foreign corporate	816		39	145	16	961		55
Non-agency residential mortgage-backed securities	534		17	1,434	313	1,968		330
Non-agency commercial mortgage-backed securities	217		11	85	16	302		27
Non-agency asset-backed securities	1,333		11	200	31	1,533		42

Total available-for-sale fixed maturities	4,878		131	2,109	403	6,987		534

Available-for-sale equity securities
Common stock	86		10	–	–	86		10

Total available-for-sale equity securities	86		10	–	–	86		10

Total	$4,964		$141	$2,109	$403	$7,073		$544

*	Unrealized losses are less than $1 million.

At December 31, 2012, the unrealized loss amount consisted of approximately 881 different fixed maturities and 24 equity securities.

At December 31, 2012, unrealized losses on investment grade fixed maturities were $68 million or 36% of the Company’s total fixed maturities’ unrealized losses. Investment grade is defined as a security having a credit rating from the National Association of Insurance Commissioners (‘‘NAIC’’) of 1 or 2; a rating of Aaa, Aa, A or Baa from Moody’s or a rating of AAA, AA, A or BBB from Standard & Poor’s (‘‘S&P’’); or a comparable internal rating if an externally provided rating is not available. Unrealized losses on fixed maturities with a rating below investment grade represent $123 million or 64% of the Company’s total fixed maturities’ unrealized losses at December 31, 2012.

The amount of gross unrealized losses for fixed maturities where the fair value had declined by 20% or more of amortized cost totaled $62 million. The amount of time that each of these securities has continuously been 20% or more below the amortized cost consist of $7 million for 6 months or less, less than $1 million for greater than 6 months through 12 months and $55 million for greater than 12 months. In accordance with the Company’s impairment policy, the Company performed quantitative and qualitative analysis to determine if the decline was temporary. For those securities where the decline was considered temporary, the Company did not take an impairment when it did not have the intent to sell the security or it was more likely than not that it would not be required to sell the security before its anticipated recovery.

Corporate Bonds.    U.S. corporate securities with a fair value below 80% of the security’s amortized cost totaled $12 million or 30% of the total unrealized losses on U.S. corporate securities. Foreign corporate securities with a fair value below 80% of the security’s amortized cost totaled $5 million or 66% of the total unrealized loss on foreign corporate securities. While the losses were spread across all industry sectors, the largest sectors with

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

unrealized losses on securities with a fair value below 80% of the security’s amortized cost include Banks ($7 million) and Finance ($6 million). These securities are evaluated in accordance with the Company’s impairment policy. Because the securities continue to meet their contractual payments and the Company did not have the intent to sell the security nor was it more likely than not that it would be required to sell the security before its anticipated recovery, the Company did not consider these investments to be other than temporarily impaired.

Non-Agency Mortgage-Backed Securities.    Residential mortgage-backed securities that were priced below 80% of the security’s amortized cost represented $27 million or 30% of total unrealized losses on residential mortgage-backed securities. Commercial mortgage-backed securities that were priced below 80% of the security’s amortized cost represented $4 million or 51% of total unrealized losses on commercial mortgage-backed securities. The Company measures its mortgage-backed portfolio for impairments based on the security’s credit rating and whether the security has an unrealized loss. The Company also evaluates mortgage-backed securities for other-than-temporary impairments in accordance with its impairment policy using cash flow modeling techniques coupled with an evaluation of facts and circumstances. The Company did not have the intent to sell its investments nor was it more likely than not that it would be required to sell the investments before its anticipated recovery in value; therefore, the Company did not consider these investments to be other-than-temporarily impaired.

Non-Agency Asset-Backed Securities.    Similar to mortgage-backed securities, the Company measures its asset-backed portfolio for impairments based on the security’s credit rating and whether the security has an unrealized loss. The Company also evaluates asset-backed securities for other-than-temporary impairments based on facts and circumstances and in accordance with the Company’s impairment policy. Asset-backed securities that were priced below 80% of the securities amortized cost represented $14 million or 56% of the total unrealized losses for asset-backed securities. The Company did not have the intent to sell its investments nor was it more likely than not that it would be required to sell the investments before recovery in value; therefore, the Company did not consider these investments to be other-than-temporarily impaired.

Net Unrealized Investment Gains (Losses)

Net unrealized investment gains (losses) on available-for-sale investments are included in the Consolidated Statement of Financial Position as a component of AOCI. Changes in these amounts include reclassification adjustments for prior period net unrealized gains (losses) that have been recognized as realized gains (losses) during the current year and are included in net investment gains (losses) in the accompanying Consolidated Statement of Operations.

The components of net unrealized investment gains (losses) reported in AOCI at December 31, 2012, 2011 and 2010 are as follows (in millions):

	2012	2011	2010
Fixed maturites, available-for-sale-all other	$6,123	$4,836	$2,525
Fixed maturities on which an OTTI loss has been recognized	(31)	(139)	(151)

Total fixed maturities	6,092	4,697	2,374
Equity securities, available-for-sale	19	6	10
Derivatives designated as cash flow hedges	(7)	(3)	(12)
Other investments	3	3	1

Subtotal	6,107	4,703	2,373
Amounts recognized for:
Deferred policy acquisition costs	(1,383)	(1,224)	(723)
Other assets (sales inducements)	(32)	(28)	(17)
Policyholders’ account balances and future policy benefits	(41)	(212)	59
Deferred taxes	(1,627)	(1,133)	(592)

Net unrealized gains on investments	$3,024	$2,106	$1,100

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

The net unrealized gains (losses) for the years ended December 31, 2012, 2011 and 2010, are presented separately for amounts related to fixed maturities on which an OTTI loss has been recognized, and all other net unrealized investment gains and losses, are as follows (in millions):

Net unrealized investment gains and losses on fixed maturities on which an OTTI loss has been recognized

	Net Unrealized Gains (Losses) on Investments	Deferred Policy Acquisition Costs	Sales Inducements	Policyholders’ Account Balances and Future Policy Benefits	Deferred Income Tax Asset (Liability)	Accumulated Other Comprehensive Income (Loss) Related to Net Unrealized Investment Gains (Losses)
Balance, December 31, 2009	$(179)	$67	$2	$(2)	$40	$(72)
Net investment gains (losses) on investments arising during the period	86	–	–	–	(30)	56
Reclassification adjustment for (gains) losses included in net income	18	–	–	–	(6)	12
Reclassification adjustment for OTTI losses excluded from net income[1]	(76)	–	–	–	27	(49)
Impact of net unrealized investment (gains) losses on deferred policy acquisition costs and sales inducements	–	(4)	(1)	–	1	(4)
Impact of net unrealized investment (gains) losses on policyholders’ account balances and future policy benefits	–	–	–	(1)	*	(1)

Balance, December 31, 2010	$(151)	$63	$1	$(3)	$32	$(58)

Net investment gains (losses) on investments arising during the period	(3)	–	–	–	1	(2)
Reclassification adjustment for (gains) losses included in net income	47	–	–	–	(16)	31
Reclassification adjustment for OTTI losses excluded from net income[1]	(32)	–	–	–	11	(21)
Impact of net unrealized investment (gains) losses on deferred policy acquisition costs and sales inducements	–	(7)	*	–	2	(5)
Impact of net unrealized investment (gains) losses on policyholders’ account balances and future policy benefits	–	–	–	–	–	–

Balance, December 31, 2011	$(139)	$56	$1	$(3)	$30	$(55)

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

	Net Unrealized Gains (Losses) on Investments	Deferred Policy Acquisition Costs	Sales Inducements	Policyholders’ Account Balances and Future Policy Benefits	Deferred Income Tax Asset (Liability)	Accumulated Other Comprehensive Income (Loss) Related to Net Unrealized Investment Gains (Losses)
Net investment gains (losses) on investments arising during the period	113	–	–	–	(39)	74
Reclassification adjustment for (gains) losses included in net income	4	–	–	–	(1)	3
Reclassification adjustment for OTTI losses excluded from net income[1]	(9)	–	–	–	3	(6)
Impact of net unrealized investment (gains) losses on deferred policy acquisition costs and sales inducements	–	(38)	(1)	–	12	(27)
Impact of net unrealized investment (gains) losses on policyholders’ account balances and future policy benefits	–	–	–	2	*	2

Balance, December 31, 2012	$(31)	$18	$–	$(1)	$5	$(9)

*	Amounts less than $1 million

[1]	Represents “transfers in” related to the portion of OTTI losses recognized during the period that were not recognized in earnings for securities with no prior OTTI loss.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

All other net unrealized investment gains and losses in AOCI

	Net Unrealized Gains (Losses) on Investments[1]	Deferred Policy Acquisition Costs	Sales Inducements	Policyholders’ Account Balances and Future Policy Benefits	Deferred Income Tax Asset (Liability)	Accumulated Other Comprehensive Income (Loss) Related to Net Unrealized Investment Gains (Losses)
Balance, December 31, 2009	$487	$ (184)	$(7)	$9	$ (107)	$198
Net investment gains (losses) on investments arising during the period	2,080	–	–	–	(728)	1,352
Reclassification adjustment for (gains) losses included in net income	(119)	–	–	–	42	(77)
Reclassification adjustment for OTTI losses excluded from net income[2]	76	–	–	–	(27)	49
Impact of net unrealized investment (gains) losses on deferred policy acquisition costs and sales inducements	–	(602)	(11)	–	215	(398)
Impact of net unrealized investment (gains) losses on policyholders’ account balances and future policy benefits	–	–	–	53	(19)	34

Balance, December 31, 2010	$2,524	$(786)	$(18)	$62	$(624)	$1,158

Net investment gains (losses) on investments arising during the period	2,465	–	–	–	(863)	1,602
Reclassification adjustment for (gains) losses included in net income	(179)	–	–	–	63	(116)
Reclassification adjustment for OTTI losses excluded from net income[2]	32	–	–	–	(11)	21
Impact of net unrealized investment (gains) losses on deferred policy acquisition costs and sales inducements	–	(494)	(11)	–	177	(328)
Impact of net unrealized investment (gains) losses on policyholders’ account balances and future policy benefits	–	–	–	(271)	95	(176)

Balance, December 31, 2011	$4,842	$(1,280)	$(29)	$(209)	$(1,163)	$2,161

Net investment gains (losses) on investments arising during the period	1,425	–	–	–	(499)	926
Reclassification adjustment for (gains) losses included in net income	(138)	–	–	–	49	(89)
Reclassification adjustment for OTTI losses excluded from net income[2]	9	–	–	–	(3)	6
Impact of net unrealized investment (gains) losses on deferred policy acquisition costs and sales inducements	–	(121)	(3)	–	43	(81)
Impact of net unrealized investment (gains) losses on policyholders’ account balances and future policy benefits	–	–	–	169	(59)	110

Balance, December 31, 2012	$6,138	$(1,401)	$(32)	$(40)	$(1,632)	$3,033

[1]	Includes cash flow hedges. Refer to Note 12 – Derivative Financial Instruments and Risk Management for information on cash flow hedges.

[2]	Represents “transfers out” related to the portion of OTTI losses recognized during the period that were not recognized in earnings for securities with no prior OTTI loss.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

The following rollforward provides a breakdown of the cumulative credit loss component of OTTI losses recognized in earnings of fixed maturities still held for which a portion of the loss was recognized in AOCI (in millions):

	2012	2011
Balance at beginning of year	$208	$201
Additions
Credit loss impairments recognized in the current period on securities previously not impaired	6	26
Additional credit loss impairments recognized in the current period on securities previously impaired	20	51
Reductions
Credit loss impairments previously recognized on securities which matured, paid down, prepaid or sold during the period	(50)	(70)

Balance at end of year	$184	$208

NOTE 6 — POLICYHOLDERS’ LIABILITIES

Policyholders’ Account Balances

Policyholders’ account balances at December 31, 2012 and 2011 were as follows (in millions):

	2012	2011
Deferred annuities	$38,213	$38,473
Universal life contracts	23,997	22,937
Annuities certain	511	513
Supplementary contracts without life contingencies	335	379
Unearned revenue liability	272	277
Guaranteed minimum accumulation benefit	405	470

Total policyholders’ account balances	$63,733	$63,049

Policyholders’ account balances on the above contracts are equal to cumulative deposits plus interest credited less withdrawals and less mortality and expense charges, where applicable.

Unearned revenue liability represents amounts that have been assessed to compensate the insurer for services to be performed over future periods.

The Guaranteed Minimum Accumulation Benefit (“GMAB”) is the fair value of embedded derivatives on deferred annuity contracts.

At December 31, 2012 and 2011, of the total policyholders’ account balances of $63,733 million and $63,049 million, respectively, the total amounts that have surrender privileges were $62,834 million and $62,159 million, respectively. The amounts that can be surrendered for cash by policyholders at December 31, 2012 and 2011 were $60,399 million and $59,636 million, respectively.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

The following table highlights the interest rate assumptions generally utilized in calculating policyholders’ account balances, as well as certain withdrawal characteristics associated with these accounts at December 31, 2012:

Product	Interest Rate	Withdrawal/Surrender Charges
Deferred annuities	0.5% to 10%	Surrender charges 0% to 10% for up to 10 years.
Annuities certain	0.05% to 5%	No surrender or withdrawal charges.
Universal life contracts	2.50% to 8.00%	Various up to 19 years.
Supplementary contracts without life contingencies	1.0% to 3.5%	No surrender or withdrawal charges.

Less than 1% of policyholders’ account balances have interest crediting rates of 6% and greater.

Future Policy Benefits

Future policy benefits at December 31, 2012 and 2011 were as follows (in millions):

	2012	2011
Life insurance:
Taiwan business — 100% coinsured	$1,028	$929
Other life	192	165

Total life insurance	1,220	1,094
Individual and group payout annuities	10,316	8,203
Other contract liabilities	43	55

Total future policy benefits	$11,579	$9,352

Other than the 100% coinsured business, there were no amounts related to policies that have surrender privileges or amounts redeemable in cash by policyholders.

The following table highlights the key assumptions generally utilized in the calculation of future policy benefit reserves at December 31, 2012:

Product	Mortality	Interest Rate	Estimation Method
Life insurance: Taiwan business — 100% coinsured	Based upon best estimates at time of policy issuance with provision for adverse deviations (“PAD”).	3.80% to 7.50%	Net level premium reserve taking into account death benefits, lapses and maintenance expenses with PAD.
Individual and group payout annuities	Based upon best estimates at time of policy issuance with PAD.	3.08% to 8.75%	Present value of expected future payments at a rate expected at issue with PAD.

Less than 1% of future policy benefits are based on an interest rate of 6% and greater.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

Guaranteed Minimum Benefits

At December 31, 2012 and 2011, the Company had variable contracts with guarantees. (Note that the Company’s variable contracts with guarantees may offer more than one type of guarantee in each contract; therefore, the amounts listed are not mutually exclusive). For guarantees of amounts in the event of death, the net amount at risk is defined as the current Guaranteed Minimum Death Benefit (“GMDB”) in excess of the current account balance at the balance sheet date. For guarantees of accumulation balances, the net amount at risk is defined as GMAB minus the current account balance at the balance sheet date. For guarantees of income, the net amount at risk is defined as the minimum account balance in excess of the current account balance needed to fund the Guaranteed Future Income Benefit (“GFIB”).

Variable Annuity Contracts — GMDB, GMAB and GFIB

The Company issues certain variable annuity contracts with GMDB and GMAB features that guarantee either:

a) Return of deposits:    the benefit is the greater of current account value or premiums paid (adjusted for withdrawals).

b) Ratchet:    the benefit is the greatest of the current account value, premiums paid (adjusted for withdrawals), or the highest account value on any contractually specified anniversary up to contractually specified ages (adjusted for withdrawals).

Starting in the third quarter of 2012, the Company issues variable annuity contracts with a GFIB feature. This feature provides a minimum fixed annuity payment guarantee that will start on a date chosen by the policyholder.

The following table provides the account value, net amount at risk and average attained age of contract holders at December 31, 2012 and 2011 for GMDB’s, and GMAB’s ($ in millions):

	2012
	Return of Net Deposits		Ratchet
	In the Event of Death (GMDB)	Accumulation at Specified Date (GMAB)	In the Event of Death (GMDB)
Account value	$9,456	$4,526	$10,985
Net amount at risk	$47	$51	$286
Average attained age of contract holders	58	57	62

	2011
	Return of Net Deposits		Ratchet
	In the Event of Death (GMDB)	Accumulation at Specified Date (GMAB)	In the Event of Death (GMDB)
Account value	$7,195	$3,559	$10,920
Net amount at risk	$117	$147	$736
Average attained age of contract holders	58	57	62

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

The following summarizes the liabilities for guarantees on variable contracts reflected in the general account in future policy benefits for GMDB and GFIB, and policyholders’ account balances for GMAB in the accompanying Consolidated Statement of Financial Position (in millions):

	GMDB	GMAB	GFIB		Totals
Balance at January 1, 2010	$44	$235		$–	$279
Incurred guarantee benefits	5	(12)		–	(7)
Paid guarantee benefits	(11)	(1)		–	(12)

Balance at December 31, 2010	38	222		–	260
Incurred guarantee benefits	17	248		–	265
Paid guarantee benefits	(7)	–		–	(7)

Balance at December 31, 2011	48	470		–	518
Incurred guarantee benefits	(10)	(65)		*	(75)
Paid guarantee benefits	(6)	–		–	(6)

Balance at December 31, 2012	$32	$405	$	*	$437

*	Amounts less than $1 million

For GMABs, incurred guaranteed minimum benefits incorporate all changes in fair value other than amounts resulting from paid guarantee benefits. GMABs are considered to be embedded derivatives and are recognized at fair value through interest credited to policyholders’ account balances in the accompanying Consolidated Statement of Operations (refer to Note 15 — Fair Value Measurements).

The GMDB liability is determined each period end by estimating the expected value of death benefits in excess of the projected account balance and recognizing the excess ratably over the accumulation period based on total expected assessments in accordance with applicable guidance. The Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to increase in liabilities for future policy benefits in the accompanying Consolidated Statement of Operations, if actual experience or other evidence suggests that earlier assumptions should be revised.

The following assumptions and methodology were used to determine the GMDB liability at December 31, 2012 and 2011, respectively:

•	Data used was 1,000 stochastically generated investment performance scenarios.

•	Mean investment performance assumption ranged from 5.21% to 6.75% for 2012 and 5.12% to 7.08% for 2011.

•	Volatility assumption ranged from 12.94% to 14.53% for 2012 and was 13.14% to 14.67% for 2011.

•	Mortality was assumed to be 100.5% of an internally developed mortality table for 2012 and 91% of the A2000 table for 2011.

•	Lapse rates vary by contract type and duration and range from 0.5% to 31.73%, with an average of 5.47% for 2012, and 0.5% to 30.0%, with an average of 6.04% for 2011.

•	Discount rates ranged from 6.64% to 7.22% for 2012 and 6.53% to 7.31% for 2011.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

The GFIB liability is determined each period end by estimating the expected guaranteed minimum income benefit amounts, less the benefit amounts funded by income benefit purchases, and recognizing the excess ratably over the accumulation period based on total expected assessments in accordance with applicable guidance. The Company regularly evaluates estimates used to calculate the GFIB liability and adjusts the liability balance, with a related charge or credit to increase in liabilities for future policy benefits in the accompanying Consolidated Statement of Operations, if actual experience or other evidence suggests that earlier assumptions should be revised.

The following assumptions and methodology were used to determine the GFIB liability at December 31, 2012:

•	Data used was 1,000 stochastically generated investment performance scenarios.

•	Mean investment performance assumption ranged from -0.04% to 10.01% for 2012.

•	Volatility assumption ranged from 0.03% to 30.87% for 2012.

•	Mortality was assumed to be 60% of the 94 MGDB table for 2012.

•	Lapse rates vary by contract type and duration and range from 1.00% to 20.00%, with an average of 1.00% for 2012.

•	Discount rates ranged from 6.64% to 7.22% for 2012.

The following table presents the aggregate fair value of assets at December 31, 2012 and 2011, by major investment fund options (including the general and separate account fund options), held by variable annuity products that are subject to GMDB, GMAB and GFIB benefits and guarantees. Since variable contracts with GMDB guarantees may also offer GMAB and GFIB guarantees in each contract, the GMDB, GMAB and GFIB amounts listed are not mutually exclusive (in millions):

	2012			2011
	GMDB	GMAB	GFIB	GMDB	GMAB
Separate account:
Equity	$8,822	$2,212	$16	$7,935	$1,832
Fixed income	4,834	1,170	7	3,987	854
Balanced	3,081	863	1	2,610	625
General account	3,704	281	15	3,583	248

Total	$20,441	$4,526	$39	$18,115	$3,559

Additional Liability for Individual Life Products

Certain individual life products require additional liabilities for contracts with excess insurance benefit features. These excess insurance benefit features are generally those that result in profits in early years and losses in subsequent years. For the Company’s individual life contracts, this requirement primarily affects universal life policies with cost of insurance charges that are significantly less than the expected mortality costs in the intermediate and later policy durations.

Generally, the Company has separately defined an excess insurance benefit feature to exist when expected mortality exceeds all assessments. This insurance benefit feature is in addition to the base mortality feature, which the Company defines as expected mortality not in excess of assessments.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

The following table summarizes the liability for excess insurance benefit features reflected in the general account in future policy benefits at December 31, 2012, 2011 and 2010 (in millions):

	2012	2011	2010
Beginning balance	$101	$68	$45
Net liability increase	19	33	23

Ending balance	$120	$101	$68

NOTE 7 — SEPARATE ACCOUNTS

Separate Accounts Registered with the SEC

The Company maintains separate accounts, which are registered with the SEC, for its variable deferred annuity and variable life products with assets of $20,197 million and $17,666 million at December 31, 2012 and 2011, respectively. The assets of the registered separate accounts represent investments in shares of the MainStay VP Series Funds Trust (the “Fund”) managed by NYL Investments, and other non-proprietary funds.

Separate Accounts Not Registered with the SEC

The Company also maintains separate accounts, which are not registered with the SEC, with assets of $1,441 million and $1,289 million at December 31, 2012 and 2011, respectively. The assets in these separate accounts are comprised of the Fund managed by NYL Investments, other non-proprietary funds, and limited partnerships.

Refer to Note 6 — Policyholders’ Liabilities, for information regarding separate accounts with contractual guarantees for GMDB and GMAB.

NOTE 8 — DEFERRED POLICY ACQUISITION COSTS AND SALES INDUCEMENTS

The following is an analysis of DAC for the years ended December 31, 2012, 2011 and 2010 (in millions):

	2012	2011	2010
Balance at beginning of year	$2,313	$2,824	$4,041
Change in Accounting Principle	–	–	(672)

Adjusted Balance at beginning of year, restated	2,313	2,824	3,369
Current year additions	351	433	529
Amortized during year	(478)	(443)	(468)

Balance at end of year before related adjustments	2,186	2,814	3,430
Adjustment for changes in unrealized net investment gains	(159)	(501)	(606)

Balance at end of year	$2,027	$2,313	$2,824

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

Sales Inducements

The following is an analysis of deferred sales inducements included in other assets in the accompanying Consolidated Statement of Financial Position for the years ended December 31, 2012, 2011 and 2010 (in millions):

	2012	2011	2010
Balance at beginning of year	$457	$354	$313
Current year additions	159	134	103
Amortized during year	(82)	(20)	(50)

Balance at end of year before related adjustments	534	468	366
Adjustment for changes in unrealized net investment gains	(4)	(11)	(12)

Balance at end of year	$530	$457	$354

NOTE 9 — INCOME TAXES

A summary of the components of the net total income tax expense for the years ended December 31, 2012, 2011 and 2010, included in the accompanying Consolidated Statement of Operations are as follows (in millions):

	2012	2011	2010
Current:
Federal	$174	$243	$133
State and local	5	4	3
Foreign	–	1	–

	179	248	136
Deferred:
Federal	61	(160)	47

Total income tax expense	$240	$88	$183

Pursuant to the tax allocation agreement discussed in Note 2 — Significant Accounting Policies, as of December 31, 2012 and 2011, the Company recorded a net income tax payable to New York Life of $60 million and $113 million, respectively, included in other liabilities in the accompanying Consolidated Statement of Financial Position.

The Company’s actual income tax expense for the years ended December 31, 2012, 2011 and 2010 differs from the expected amount computed by applying the U.S. statutory federal income tax rate of 35% for the following reasons:

	2012	2011	2010
Statutory federal income tax rate	35.0%	35.0%	35.0%
Tax exempt income	(2.1)	(4.6)	(3.8)
Uncertain tax position	0.1	(1.2)	(6.2)
Investment credits	(5.2)	(8.3)	(1.8)
Other	0.4	0.5	–

Effective tax rate	28.2%	21.4%	23.2%

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

Deferred income taxes are generally recognized, based on enacted tax rates, when assets and liabilities have different values for financial statement and tax purposes. The Company’s management has concluded that the deferred tax assets are more likely than not to be realized. Therefore, no valuation allowance has been provided.

The components of the net deferred tax liability reported in other liabilities in the accompanying Consolidated Statement of Financial Position as of December 31, 2012 and 2011, are as follows (in millions):

	2012	2011
Deferred tax assets:
Future policyholder benefits	$662	$831
Employee and agents benefits	69	63
Other	17	14

Gross deferred tax assets	748	908

Deferred tax liabilities:
DAC	503	563
Investments	1,972	1,517
Other	1	1

Gross deferred tax liabilities	2,476	2,081

Net deferred tax liability	$1,728	$1,173

The Company has no net operating or capital loss carryforwards.

The Company’s federal income tax returns are routinely examined by the Internal Revenue Service (“IRS”) and provisions are made in the financial statements in anticipation of the results of these audits. The IRS has completed audits through 2007. In 2012, the IRS began its examination of tax years 2008 through 2010. There were no material effects on the Company’s results of operations as a result of these audits. The Company believes that its recorded income tax liabilities are adequate for all open years.

A reconciliation of the beginning and ending amount of unrecognized tax benefits at December 31, 2012, 2011 and 2010, are as follows (in millions):

	2012	2011	2010
Beginning of period balance	$71	$69	$117
Reductions for tax positions of prior years	–	(2)	–
Additions for tax positions of current year	–	4	1
Settlements with tax authorities	–	–	(49)

End of period balance	$71	$71	$69

As of December 31, 2012, 2011, and 2010 the Company had unrecognized tax benefits that, if recognized, would impact the effective tax rate by $2 million, $2 million, and less than $1 million, respectively. Total interest expense associated with the liability for unrecognized tax benefits for the years ended December 31, 2012, 2011 and 2010, aggregated $2 million, $2 million and $3 million, respectively, and are included in income tax expense in the accompanying Consolidated Statement of Operations. At December 31, 2012, 2011 and 2010, the Company had $9 million, $7 million and $14 million, respectively, of accrued interest associated with the liability for unrecognized tax benefits, which are reported in the accompanying Consolidated Statement of Financial Position (included in other liabilities). The $2 million increase from December 31, 2011 in accrued

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

interest associated with the liability for unrecognized tax benefits is the result of an increase of $2 million of interest expense. The Company does not anticipate any significant changes to its total unrecognized tax benefits within the next twelve months.

NOTE 10 — REINSURANCE

The Company enters into reinsurance agreements in the normal course of its insurance business to reduce overall risk and to be able to issue life insurance policies in excess of its retention limits. As of December 31, 2012, the Company reinsures the mortality risk on new life insurance policies on a quota-share yearly renewable term basis for certain products. The Company had typically retained 10% of each risk until 2005 when it began retaining larger shares on many products. The quota-share currently retained generally ranges from 10% up to 95% with a minimum size policy ceded of $1 million for most traditional products. Most of the reinsured business is on an automatic basis. Cases in excess of the Company’s retention and certain substandard cases are reinsured facultatively. The Company does not have any individual life reinsurance agreements that do not transfer risk or contain risk-limiting features.

The Company remains liable for reinsurance ceded if the reinsurer fails to meet its obligation on the business it has assumed. The Company periodically reviews the financial condition of its reinsurers and amounts recoverable in order to minimize its exposure to losses from reinsurer insolvencies. When necessary, an allowance is recorded for reinsurance the Company cannot collect. Three reinsurance companies account for approximately 75% and 76% of the reinsurance ceded to non-affiliates at December 31, 2012 and 2011, respectively.

In December 2004, the Company reinsured 90% of a block of in-force life insurance business, consisting of Universal Life, Variable Universal Life (“VUL”), Target Life and Asset Preserver, with New York Life. The agreement used a combination of coinsurance with funds withheld for the fixed portion maintained in the general account and modified coinsurance (“MODCO”) for the VUL policies in the Separate Accounts. Under both the MODCO and Funds Withheld treaties, the Company will retain the assets held in relation to the policyholders’ account balances and separate account liabilities. An experience refund will be paid to the Company at the end of each quarterly accounting period for 100% of the profits in excess of $5 million per year. Under authoritative guidance related to derivatives and hedging, the Funds Withheld and the MODCO treaties, along with the experience rating refund represents an embedded derivative, which is required to be carried at fair value. The fair value of this embedded derivative approximated $14 million and $15 million at December 31, 2012 and 2011, respectively, and is included in amounts recoverable from reinsurer in the accompanying Consolidated Statement of Financial Position. The change in fair value of this embedded derivative was $(1) million, $(33) million and $43 million for the years ended December 31, 2012, 2011 and 2010, respectively, and is included in net revenue from reinsurance in the accompanying Consolidated Statement of Operations.

In connection with the above described reinsurance agreement with New York Life, the Company recorded a deferred gain of $244 million, which includes the $25 million purchase price and $219 million of GAAP reserves recoverable from the reinsurer in excess of the funds withheld liability. For the years ended December 31, 2012, 2011 and 2010 $1 million of the deferred gain was amortized and is included in the net revenue from reinsurance in the accompanying Consolidated Statement of Operations.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

The effect of this affiliated reinsurance agreement for the years ended December 31, 2012, 2011 and 2010 was as follows (in millions):

	2012	2011	2010
Fees-universal life policies ceded	$252	$254	$293
Net revenue from reinsurance	$85	$81	$216
Policyholders’ benefits ceded	$161	$136	$116
Amounts recoverable from reinsurer	$6,634	$6,400	$6,193
Amounts payable to reinsurer	$6,622	$6,387	$6,146
Other liabilities (deferred gain, net of amortization)	$15	$17	$18

Effective July 1, 2002, the Company transferred the Taiwan branch’s insurance book of business to an affiliated company, New York Life Insurance Taiwan Corporation (“NYLT”), an indirect wholly owned subsidiary of New York Life. The Company is jointly liable with NYLT for two years from the giving of notice to all obligees for all matured obligations and for two years after the maturity date of not-yet matured obligations. NYLT is also contractually liable, under indemnification provisions of the transaction, for any liabilities that may be asserted against the Company. The transfer of the branch’s net assets was accounted for as a long-duration coinsurance transaction. Under this accounting treatment, the insurance related liabilities remain on the books of the Company and an offsetting reinsurance recoverable is established. Additionally, premiums and benefits associated with any business sold prior to July 1, 2002 are reflected in the Company’s accompanying Consolidated Statement of Operations.

Accordingly, the Company recorded the following with respect to this transaction (in millions):

	2012	2011	2010
Amounts recoverable from reinsurer	$1,027	$929	$902
Premiums ceded	$66	$68	$68
Benefits ceded	$28	$37	$42

The Company obtains coverage of mortality risk in excess of its retention limits from New York Life on a yearly renewable term basis. The premiums for this coverage were $14 million for the years ended December 31, 2012 and 2011 and $13 million for the year ended December 31, 2010.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

The effects of all reinsurance for the years ended December 31, 2012, 2011 and 2010 were as follows (in millions):

	2012	2011	2010
Premiums:
Direct	$2,882	$2,494	$1,961
Assumed	3	3	2
Ceded	(69)	(70)	(71)

Net premiums	$2,816	$2,427	$1,892

Fees-universal life and annuity policies ceded	$583	$572	$572
Net revenue from reinsurance	$85	$82	$218
Policyholders’ benefits ceded	$515	$503	$410
Increase in ceded liabilities for future policyholder benefits	$13	$14	$7
Amounts recoverable from reinsurer:
Affiliated	$7,675	$7,345	$7,095
Unaffiliated	$300	$278	$255
Amounts payable to reinsurer:
Affiliated	$6,626	$6,389	$6,148
Unaffiliated	$47	$41	$37
Other liabilities (deferred gain, net of amortization)	$15	$17	$18

NOTE 11 — DEBT

Debt consisted of the following at December 31, 2012 and 2011 (in millions):

	2012	2011
Recourse debt
Promissory note — Aeolus	$3	$4

Total recourse debt	3	4

Non-recourse debt
Other	1	1

Total non-recourse debt	1	1

Total debt	$4	$5

Recourse Debt

The Company issued a promissory note on November 1, 2006, in the amount of $8 million at a fixed interest rate of 5.5% per annum in connection with the purchase of a membership interest in Aeolus Wind Power II LLC. The note calls for the Company to make quarterly payments of principal and interest with the first installment paid on January 31, 2007 and the final installment due on July 31, 2016. The note may not be prepaid in whole or in part and there are no collateral requirements. The carrying amount of the note was $3 million and $4 million at December 31, 2012 and 2011, respectively.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

Non-Recourse Debt

At December 31, 2012 and 2011, the Company was required to consolidate one structured investment in which the Company is considered the primary beneficiary with an outstanding debt balance of $1 million and $1 million, respectively. Refer to Note 4 — Investments.

NOTE 12 — DERIVATIVE FINANCIAL INSTRUMENTS AND RISK MANAGEMENT

The Company uses derivative financial instruments to manage interest rate, currency, equity and credit risk. These derivative financial instruments include foreign exchange forward contracts; futures contracts interest rate and equity options; interest rate, credit default, and currency swaps; interest rate caps, and swaptions. The Company does not engage in derivative financial instrument transactions for speculative purposes. Refer to Note 2 — Significant Accounting Policies for a discussion on the accounting for derivative financial instruments.

The Company enters into over-the-counter (“OTC”) derivative financial instruments and exchange traded futures. The Company deals with highly rated OTC counterparties and does not expect the counterparties to fail to meet their obligations under the contracts. The Company has controls in place to monitor credit exposures by limiting transactions with specific OTC counterparties within specified dollar limits and assessing the creditworthiness of OTC counterparties. The Company uses netting arrangements incorporated in master agreements and collateral support agreements with OTC counterparties and adjusts transaction levels, when appropriate, to minimize risk. The Company’s policy is to not offset the fair value amounts recognized for derivatives executed with the same OTC counterparty under the same master netting agreements with the associated collateral.

To further minimize risk, credit support annexes (“CSA”) typically are negotiated as part of OTC swap documentation entered into by the Company with counterparties. The CSA defines the terms under which collateral is transferred in order to mitigate credit risk arising from “in the money” derivative positions. The CSA requires that an OTC derivative counterparty post collateral to secure that portion of its anticipated derivative obligation, taking into account netting arrangements, in excess of a specified threshold. Collateral received is typically invested in short-term investments. Those agreements also include credit contingent provisions whereby the threshold typically declines on a sliding scale with a decline in the OTC counterparties’ rating. In addition, certain of the Company’s contracts contain provisions that require the Company to maintain a specific investment grade credit rating and if the Company’s credit rating were to fall below that specified rating, the counterparty to the derivative instrument could request immediate payout or full collateralization. The aggregate fair value of all over the counter OTC derivative instruments with credit-risk-related contingent features that are in a net liability position as of December 31, 2012 is $56 million, for which the Company has posted collateral with a fair value of $33 million. If the credit contingent features had been triggered as of December 31, 2012, the Company estimates that it would not have to post additional collateral for a one notch downgrade in the Company’s credit rating but would have to post $22 million for a downgrade that would trigger full collateralization.

The Company may be exposed to credit-related losses in the event that an OTC counterparty fails to perform its obligations under its contractual terms. For contracts with OTC counterparties where no netting provisions are specified in the master agreements, in the event of default, credit exposure is defined as the fair value of contracts in a gain position at the reporting date, net of any collateral held under a CSA with that counterparty. Credit exposure to OTC counterparties where a netting arrangement is in place, in the event of default, is defined as the net fair value, if positive, of all outstanding contracts with each specific counterparty, net of any collateral held under a CSA with that counterparty. As of December 31, 2012, the Company held collateral for derivatives of $104 million. Credit exposure in a net gain position, net of offsets and collateral, was $17 million at December 31, 2012.

Certain regulatory measures will come into effect in 2013 governing derivative transactions which will, among other things, require some derivative transactions to be centrally cleared and change the collateralization requirements of some derivative transactions.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

The following table presents the notional amount, number of contracts and gross fair value of derivative instruments that are qualifying and designated for hedge accounting, by type of hedge designation, and those that are not designated for hedge accounting (excluding embedded derivatives) at December 31, 2012 and 2011 (in millions, except for number of contracts). Refer to Note 15 — Fair Value Measurements for a discussion of valuation methods for derivative instruments.

		2012				2011
	Primary Risk Exposure	Volume (a)		Fair Value (b)		Volume (a)		Fair Value (b)
		Notional	Number of Contracts	Asset	Liability	Notional	Number of Contracts	Asset	Liability
Derivatives qualifying and designated:
Cash flow hedges:
Interest rate swaps	Interest	$37	2	$11	$–	$37	2	$12	$–
Currency swaps	Currency	203	13	–	18	203	14	1	15

Total derivatives qualifying and designated		240	15	11	18	240	16	13	15

Derivatives not designated as hedging:
Interest rate swaps	Interest	3,674	61	28	64	816	53	16	14
Interest rate caps	Interest	17,262	55	4	–	17,819	58	17	–
Swaptions	Interest	17,385	52	11	–	17,050	48	44	–
Corridor options	Interest	11,875	122	–	–	14,300	140	4	–
Currency swaps	Currency	209	7	5	12	134	5	4	2
Currency forwards	Currency	–	–	–	–	10	3	*	*
Equity options	Equity	648	81	92	–	412	61	84	*
Futures	Interest	–	–	–	–	3	20	–	*
Credit default swaps:			–
Buy protection	Credit	12	3	–	*	12	3	*	–
Sell protection	Credit	1	1	–	*	1	1	–	*
Average call rate spread	Interest	23	3	1	–	–	–	–	–

Total derivatives not designated		51,088	385	141	75	50,557	392	169	16

Total derivatives		$51,328	400	$153	$94	$50,797	408	$182	$31

*	Amounts are less than $1 million.

(a)

Notional or contractual amounts of derivative financial instruments provide a measure of involvement in these types of transactions and do not represent the amounts exchanged between the parties engaged in the transaction. The amounts exchanged are determined by reference to the notional amounts and other terms of the derivative financial instruments, which relate to interest rates, exchange rates or other financial indices.

(b)

The estimated fair value of all derivatives in an asset position is reported within other investments, and the estimated fair value of all derivatives in a liability position is reported within other liabilities in the accompanying Consolidated Statement of Financial Position. Accrued investment income and investment income payable on derivatives, which are included in investment income due and accrued and other liabilities, respectively, on the accompanying Consolidated Statement of Financial Position, are excluded from the above table.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

Interest Rate Risk Management

The Company enters into various types of interest rate contracts primarily to minimize exposure of specific assets and liabilities held by the Company to fluctuations in interest rates.

Interest rate swaps are agreements with other parties to exchange, at specified intervals, the difference between interest amounts calculated by reference to an agreed notional value. Generally, no cash is exchanged at the onset of the contract and no principal payments are made by either party. A single net payment is usually made by one counterparty at each interest due date. The Company does not act as an intermediary or broker in interest rate swaps.

Interest rate caps, corridor options and swaptions entered into by the Company hedge the disintermediation risk of increasing interest rates on policyholder liability obligations. The Company will receive payments from counterparties should interest rates exceed an agreed upon strike price.

Currency Risk Management

The Company enters into foreign currency swaps and foreign exchange forward contracts primarily as a cash flow hedge against foreign currency fluctuations. The primary purpose of the Company’s foreign currency hedging activities is to protect the value of foreign currency denominated assets and liabilities from the risk of changes in exchange rates.

The Company enters into foreign currency swaps which are agreements with other parties to exchange, at specified intervals, principal and interest in one currency for the same in another, at a fixed exchange rate generally set at inception, calculated by reference to an agreed upon notional value. Generally, only principal payments are exchanged at the onset and the end of the contract.

The Company enters into foreign exchange forward contracts, which involve the exchange of foreign currencies at a specified future date and at a specified price. No cash is exchanged at the time the agreement is entered into.

Equity Risk Management

The Company purchases equity put options to minimize exposure to the market risk associated with guarantees on certain underlying policyholder liabilities. There are upfront fees paid or received related to option contracts at the time the agreements are entered into.

Credit Risk Management

The Company purchases credit default swaps to hedge the credit exposure of fixed income products.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

Cash Flow Hedges

The following table presents the effects of derivatives in cash flow hedging relationships in the accompanying Consolidated Statement of Operations and the Consolidated Statement of Stockholder’s Equity for the years ended December 31, 2012, 2011 and 2010 (in millions):

	Gain (Loss) Recognized in OCI (Effective Portion)[1]	Gain (Loss) Reclassified from AOCI Into Net Income (Effective Portion)
		Net Investment Gains (Losses)	Net Investment Income
For the year ended 12/31/2012:
Interest rate contracts	$–	$–	$1
Currency contracts	(4)	–	(1)

Total	$(4)	$–	$–

For the year ended 12/31/2011:
Interest rate contracts	$4	$–	$1
Currency contracts	4	–	(2)

Total	$8	$–	$(1)

For the year ended 12/31/2010:
Interest rate contracts	$10	$8	$1
Currency contracts	(12)	(7)	(2)

Total	$(2)	$1	$(1)

[1]

The amount of gain (loss) recognized in OCI is reported as a change in net unrealized investment gains (losses), a component of AOCI, in the accompanying Consolidated Statement of Stockholder’s Equity.

In 2012, 2011 and 2010, there were no instances in which the Company discontinued cash flow hedge accounting because the forecasted transactions did not occur on the anticipated date or in the additional time period permitted under the authoritative guidance on derivatives and hedging.

There were no hedged forecasted transactions, other than the receipt or payment of variable interest payments.

The assessment of effectiveness for the year ended December 31, 2012 and 2011 did not exclude any unrealized gains or losses on designated hedges.

Presented below is a rollforward of the components of AOCI, before taxes, related to cash flow hedges (in millions):

	2012	2011	2010
Balance, beginning of year	$(3)	$(12)	$(10)
(Losses) gains deferred in OCI on the effective portion of cash flow hedges	(4)	8	(2)
Gains — reclassified to net income	–	1	–

Balance, end of year	$(7)	$(3)	$(12)

For cash flow hedges, the estimated amount of existing gains reported in AOCI at December 31, 2012, related to periodic interest payments on assets being hedged that is expected to be reclassified into earnings within the next 12 months, is $1 million.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

Derivatives Not Designated

The Company has derivative instruments that are not designated or do not qualify for hedge accounting treatment. The following table provides the income statement classification and the amount of gains and losses on derivative instruments not designated as hedging instruments for the years ended December 31, 2012, 2011 and 2010 (in millions):

	Gain (Loss) Recognized in Income[1]
	2012	2011	2010
Interest rate swaps	$(30)	$(1)	$(6)
Swaptions	(36)	(101)	11
Interest rate caps	(13)	(45)	(55)
Currency swaps	(6)	6	(2)
Corridor options	(3)	(24)	(47)
Currency forwards	–	(1)	2
Equity options	(23)	23	(6)
Futures	*	*	(32)
Bond forwards	–	–	25
Credit default swaps
Buy protection	(1)	*	*
Sell protection	*	*	*
Average Call Option	1	(1)	*

Total	$(111)	$(144)	$(110)

*	Recognized loss is less than $1 million.

[1]	The amount recognized in income is reported within net investment gains (losses) in the Consolidated Statement of Operations.

The Company enters into credit default swaps (“CDS”) both to buy protection from, and sell protection to a counterparty in the event of default of a single name referenced obligation. As of December 31, 2012, all of the underlying referenced obligations of the CDS selling protection are investment grade. The single name CDS contracts mature within 2 years. The maximum amount the Company would be required to pay under swaps in which credit protection was sold, assuming all referenced obligations default at a total loss without recoveries, would be $1 million for December 31, 2012, 2011 and 2010 respectively. The market value of swaps for which credit protection sold was less than $1 million at December 31, 2012 and 2011.

Embedded Derivatives

The Company has certain embedded derivatives that are required to be separated from their host contracts and accounted for as derivatives. As of December 31, 2012 and 2011, there were no embedded derivatives that could not be separated from their host contracts.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

The following table presents the fair value amounts of the Company’s embedded derivatives at December 31, 2012 and 2011 (in millions):

		Fair Value
	Balance Sheet Location	2012	2011
Embedded derivatives in asset host contracts:
Other[1]	Amounts recoverable from reinsurers	$14	$15
Embedded derivatives in liability host contracts:
GMAB[1]	Policyholders’ account balances	$405	$470

[1]	For further information on these embedded derivatives refer to Note 15 — Fair Value Measurements.

The following table presents the changes in fair value related to embedded derivatives for the years ended December 31, 2012, 2011 and 2010 (in millions):

	2012	2011	2010
Net revenue from reinsurance	$(1)	$(33)	$43
Interest credited to policyholders’ account balances	$(87)	$239	$(25)

NOTE 13 — COMMITMENTS AND CONTINGENCIES

Litigation

The Company is a defendant in individual and/or alleged class action suits arising from its agency sales force, insurance (including variable contracts registered under the federal securities law), investment, retail securities and/or other operations, including actions involving retail sales practices. Most of these actions seek substantial or unspecified compensatory and punitive damages. The Company is also from time to time involved in various governmental, administrative and investigative proceedings and inquiries.

Notwithstanding the uncertain nature of litigation and regulatory inquiries, the outcome of which cannot be predicted, the Company believes that, after provisions made in the consolidated financial statements, the ultimate liability that could result from litigation and proceedings would not have a material adverse effect on the Company’s financial position; however, it is possible that settlements or adverse determinations in one or more actions or other proceedings in the future could have a material adverse effect on the Company’s operating results for a given year.

Regulatory Inquiries

By letter dated May 20, 2011, the California Department of Insurance notified the Company that it is conducting a special examination of the Company’s practices regarding payment of benefits under life insurance policies and annuities, termination of annuity payments, payments to holders of retained asset accounts, use of the Social Security Administration “Death Master Index” and other matters. This examination relates to matters also being examined by state departments of revenue (or equivalent state agencies) in a number of states under their respective unclaimed property laws. Subsequent similar notices were received from the Department and the New York and Massachusetts State Attorney Generals’ Offices. In connection with these audits and examinations, the Company has made a number of payments to beneficiaries and identified additional policies that are in the process of settlement or are being investigated for potential settlement. As a result of these ongoing inquiries, the Company recorded a charge to net income of $9 million, net of reserves, reinsurance recoverable and taxes, for the year ended December 31, 2011. The Company recorded an immaterial charge to net income in 2012.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

Assessments

Most of the jurisdictions in which the Company is licensed to transact business require life insurers to participate in guaranty associations, which are organized to pay contractual benefits pursuant to insurance policies issued by impaired, insolvent or failed life insurers. These associations levy assessments, up to prescribed limits, on all member insurers in a particular state on the basis of the proportionate share of the premiums written by member insurers in the line of business in which the impaired, insolvent or failed life insurer is engaged. Some states permit member insurers to recover assessments through full or partial premium tax offsets.

The Company received notification of the insolvency of various life insurers. It is expected that these insolvencies will result in guaranty fund assessments against the Company of approximately $41 million and $49 million which have been accrued in other liabilities in the accompanying Consolidated Statement of Financial Position for the years ended December 31, 2012 and 2011, respectively. The Company expects to recover $28 million and $27 million at December 31, 2012 and 2011, respectively, of premium offsets reflected in other assets on the accompanying Consolidated Statement of Financial Position.

In 2012, New York Life committed to contribute $20 million, of which $10 million was allocated to the Company, to a voluntary fund that will be established to provide benefits to certain Executive Life Insurance Company of New York (“ELNY”) payees who otherwise would have had their contractual benefits reduced as a result of ELNY’s liquidation.

Guarantees

The Company, in the ordinary course of its business, has numerous agreements with respect to its related parties and other third-parties. In connection with such agreements there may be related commitments or contingent liabilities, which may take the form of guarantees. The Company believes the ultimate liability that could result from any such guarantees would not have a material adverse effect on the Company’s financial position.

Loaned Securities and Repurchase Agreements

The Company participates in a securities lending program for the purpose of enhancing income on certain securities held. At December 31, 2012 and 2011, $451 million and $452 million, respectively, of the Company’s fixed maturities were on loan to others. Such assets reflect the extent of the Company’s involvement in securities lending, not the Company’s risk of loss. At December 31, 2012 and 2011, the Company recorded cash collateral received under these agreements of $461 million, and established a corresponding liability for the same amount, which is included in other liabilities in the accompanying Consolidated Statement of Financial Position. The Company did not hold collateral in the form of securities at December 31, 2012 and 2011.

The Company enters into agreements to purchase and resell securities, and agreements to sell and repurchase securities for the purpose of enhancing income on the securities portfolio. At December 31, 2012 and 2011, the Company had agreements to purchase and resell securities, which are reflected in the accompanying Consolidated Statement of Financial Position, totaling $59 million and $90 million at an average coupon rate of 0.20% and 0.06%, respectively. At December 31, 2012 and 2011, the Company had agreements to sell and repurchase securities, which are reflected in the accompanying Consolidated Statement of Financial Position, totaling $75 million and $114 million at an average coupon rate of 3.50% and 4.22%, respectively.

Liens

Several commercial banks have customary security interests in certain assets of the Company to secure potential overdrafts and other liabilities of the Company that may arise under custody, securities lending and other banking agreements with such banks.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

NOTE 14 — RELATED PARTY TRANSACTIONS

The Company has significant transactions with New York Life and its affiliates. Because of these relationships, it is possible that the terms of the transactions are not the same as those that would result from transactions among wholly unrelated parties.

New York Life provides the Company with services and facilities for the sale of insurance and other activities related to the business of insurance. New York Life charges the Company for the identified costs associated with these services and facilities under the terms of an administrative service agreement between New York Life and the Company. Such costs, amounting to $750 million, $731 million and $723 million for the years ended December 31, 2012, 2011 and 2010, respectively, are reflected in operating expenses and net investment income in the accompanying Consolidated Statement of Operations.

In 2011, the Company received a $300 million capital contribution consisting of $123 million of cash and $177 million in the form of release of intercompany payables, from New York Life.

The Company’s interests in commercial mortgage loans are held in the form of participations in mortgages originated or acquired by New York Life. Under the participation agreement for each such mortgage, it is agreed between the Company and New York Life that the Company’s proportionate interest (as evidenced by a participation certificate) in the underlying mortgage, including without limitation, the principal balance thereof, all interest which accrues thereon, and all proceeds generated there from, will be pari passu with New York Life’s and pro rata based upon the respective amounts funded by New York Life and the Company in connection with the applicable mortgage origination or acquisition. Consistent with the participation arrangement, all mortgage documents name New York Life (and not both New York Life and the Company) as the lender but are held for the benefit of both the Company and New York Life pursuant to the applicable participation agreement. New York Life retains general decision making authority with respect to each mortgage loan, although certain decisions require the Company’s approval.

The Company is a party to an affiliated group air transportation service agreement entered into with NYLIFE LLC, a direct wholly owned subsidiary of New York Life, in November 2004. Under the terms of the agreement the Company, in conjunction with certain specified affiliates, leases an aircraft from NYLIFE LLC. The aircraft is to be used by members of senior management and directors for business travel under certain circumstances. Personal use of the aircraft by employees and directors is not permitted. Costs associated with the lease are determined on a fully allocated basis and allotted to the parties based on usage. For the years ended December 31, 2012, 2011and 2010, the Company’s share of expenses associated with the lease of the aircraft were $1 million, $2 million and $1 million, respectively. The agreement expired in November 2009, with automatic one-year renewals, unless terminated earlier. The agreement had an initial term of five years, until November 2009 and was renewed for an additional five years through November 2014.

The Company has entered into investment advisory and administrative services agreements with NYL Investments whereby NYL Investments provides investment advisory services to the Company. At December 31, 2012, 2011 and 2010, the total cost for these services amounted to $84 million, $76 million and $69 million, respectively, which are included in the costs of services billed by New York Life to the Company, as noted above.

In addition, NYL Investments has an Investment Advisory Agreement with the Fund, a registered investment company whose shares are sold to various separate accounts of the Company. NYL Investments, the administrator of the Fund, and the Company have entered into agreements regarding administrative services to be provided by the Company. Under the terms of the agreement, NYL Investments pays the Company administrative fees for providing services to the Fund. The Company recorded fee income from NYL Investments for the years ended December 31, 2012, 2011 and 2010 of $26 million, $17 million, and $16 million, respectively.

At December 31, 2012 and 2011, the Company had a net liability of $201 million and $186 million, respectively, for the above-described services, which are included in other liabilities in the accompanying

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

Consolidated Statement of Financial Position. The terms of the settlement generally require that these amounts be settled in cash within ninety days. The terms of the investment advisory agreements require payment ten days from receipt of bill.

To satisfy its obligations under certain structured settlement agreements with unaffiliated insurance companies, beneficiaries and other non-affiliated entities, the Company owns certain single premium annuities issued by New York Life. The carrying value of the annuity contracts is based upon the actuarially determined value of the obligations under the structured settlement contracts, which generally have some life contingent benefits. The obligations are based upon the actuarially determined present value of expected future payments. Interest rates used in establishing such obligations range from 3.33% to 7.81%. At December 31, 2012 and 2011, the carrying value of the interest in annuity contracts and the obligations under structured settlement agreements in the accompanying Consolidated Statement of Financial Position amounted to $5,978 million and $5,720 million, respectively. The Company has directed New York Life to make the payments under the annuity contracts directly to the payees under the structured settlement agreements.

In addition, the Company has issued certain annuity contracts to New York Life in order that New York Life may satisfy its third-party obligations under certain structured settlement agreements. The interest rate used in establishing such obligations was 5.85% for 2012. The Company has been directed by New York Life to make the payments under the annuity contracts directly to the beneficiaries under these structured settlement agreements. At December 31, 2012 and 2011, the amount of outstanding reserves on these contracts included in future policy benefits was $169 million and $170 million, respectively.

The Company has a variable product distribution agreement with NYLIFE Distributors, an indirect wholly owned subsidiary of New York Life, granting NYLIFE Distributors the exclusive right to distribute, and be the principal underwriter of the Company’s variable product policies. NYLIFE Distributors has an agreement with NYLIFE Securities, another indirect wholly owned subsidiary of New York Life, under which registered representatives of NYLIFE Securities solicit sales of these policies. In connection with this agreement, the Company incurred commission expense to NYLIFE Securities’ registered representatives of $110 million, $98 million and $85 million, for the years ended December 31, 2012, 2011 and 2010, respectively.

In addition, the Company entered into a service fee agreement with NYLIFE Securities effective July 1, 2008, as amended on July 1, 2009, whereby NYLIFE Securities charges the Company a fee for management and supervisory services rendered in connection with variable life and variable annuity sales and in-force business. For the years ended December 31, 2012, 2011 and 2010, the Company incurred an expense of $37 million, $33 million and $29 million, respectively, under this agreement. At December 31 2012 and 2011, the Company recorded no payables to NYLIFE Securities under this agreement.

The Company has a credit agreement with New York Life, dated April 1, 1999, wherein New York Life can borrow funds from the Company. The maximum amount available to New York Life is $490 million. No outstanding balance was due to the Company at December 31, 2012 and 2011.

The Company also has a credit agreement with New York Life, dated September 30, 1993, under which the Company can borrow up to $490 million. During 2012, 2011 and 2010, the credit facility was not used, no interest was paid and no outstanding balance was due.

On December 23, 2004, the Company entered into a credit agreement with Capital Corporation under which the Company can borrow up to $490 million. At December 31, 2012 and 2011, the Company had no outstanding balance due. At December 31, 2010, there was $10 million outstanding to Capital Corporation. The Company had no interest expense for 2012. Interest expense for 2011 and 2010 was less than $1 million.

During August 2003, the Company transferred without recourse several private placement debt securities to MCF. MCF is an indirect wholly owned subsidiary of New York Life. MCF paid the purchase price of the securities transferred by delivering to the Company promissory notes with terms identical to the securities

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

transferred. The private placement debt securities matured, and the outstanding balance payable totaling $5 million was paid to the Company on June 6, 2011. The Company received interest payments from MCF of less than $1 million for each of the years ended December 31, 2011 and 2010.

The Company has purchased from MCF participations in collateralized loans to third-parties underwritten by MCF. Under the participation agreements, the Company assumes the performance risk on these loans with no recourse against MCF. In 2012 and 2011 the Company did not purchase any new loans only additional debt with existing loans. At December 31, 2012, the Company held loans with an outstanding balance of $60 million and has commitments to fund additional amounts on these existing loans of $13 million. At December 31, 2011, the Company held loans with an outstanding balance of $136 million and has commitments to fund additional amounts on these existing loans of $30 million. These loans are reported in other investments in the accompanying Consolidated Statement of Financial Position.

On April 30, 2010, the Company entered into a revolving loan agreement with MCF (as amended from time to time, the “MCF Loan Agreement”). The MCF Loan Agreement establishes the terms under which the Company may provide funding to MCF for commitments to fund senior debt, subordinated debt and equity investments, each having different terms and conditions, in each case entered into on or after January 1, 2010. The principal amount provided to MCF cannot exceed 2.5% of the Company’s statutory cash and invested assets as of the most recent quarterly statement. All outstanding advances made to MCF under the MCF Loan Agreement, together with unpaid interest or accrued return thereon will be due in full on July 1, 2015. At December 31, 2012 and 2011, the outstanding balance of loans to MCF under the MCF Loan Agreement was $1,584 million and $925 million, respectively. These loans are reported in investments in affiliates in the accompanying Consolidated Statement of Financial Position. During 2012, 2011 and 2010, the Company received interest payments from MCF totaling $62 million, $40 million and $8 million, respectively, which are included in net investment income in the accompanying Consolidated Statement of Operations.

The Company has an arrangement with New York Life whereby a policyholder may convert a New York Life term policy or term rider to a Universal Life policy issued by the Company, without any additional underwriting. As compensation for this arrangement, the Company recorded other income of $15 million, $17 million and $18 million for the years ended December 31, 2012, 2011 and 2010, respectively.

The Company has an arrangement with New York Life whereby a policyholder may convert an individual life insurance policy and rider issued by the Company to a permanent cash value life insurance policy issued by New York Life without any additional underwriting. As compensation for this arrangement, the Company paid New York Life $1 million for the years ended December 31, 2012, 2011 and 2010.

The Company has an arrangement with NYLIFE Insurance Company of Arizona (“NYLAZ”), a wholly owned subsidiary of New York Life, whereby a policyholder may convert a NYLAZ term policy to a universal life policy issued by the Company without any additional underwriting. As compensation for this arrangement, the Company recorded other income of $6 million, $6 million, and $7 million from NYLAZ for the years ended December 31, 2012, 2011 and 2010, respectively.

The Company has issued various Corporate Owned Life Insurance policies to New York Life for the purpose of informally funding certain benefits for New York Life employees and agents. These policies were issued on the same basis as policies sold to unrelated customers. As of December 31, 2012 and 2011, the Company recorded liabilities of approximately $2,943 million and $2,802 million, respectively, which are included in policyholders’ account balances and separate account liabilities in the accompanying Consolidated Statement of Financial Position.

The Company has also issued various Corporate Owned Life Insurance policies to separate Voluntary Employees’ Beneficiary Association (VEBA) trusts formed for the benefit of New York Life’s retired employees and agents. These policies were issued on the same basis as policies sold to unrelated customers. As of

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

December 31, 2012 and 2011, policyholders’ account balances and separate account liabilities related to these policies aggregated $298 million and $278 million, respectively.

The Company has an agreement with NYLINK Insurance Agency Incorporated (“NYLINK”), an indirect wholly owned subsidiary of New York Life, granting NYLINK the right to solicit applications for the Company’s products through NYLINK’s subagents. For the years ended December 31, 2012, 2011 and 2010, the Company recorded commission and fee expense to NYLINK agents of $2 million, $2 million, and $4 million, respectively.

In connection with the acquisition of an office building by REEP-OFC Westory DC, LLC, an indirect wholly-owned subsidiary of New York Life, the Company provided a first mortgage loan in the principal amount of $83 million to REEP-OFC Westory DC, LLC. The mortgage loan is interest-only throughout the term and all outstanding principal shall be due and payable on August 10, 2022.

In connection with a $150 million acquisition of a fee estate containing an office building and related improvements by a ground lease by New York Life (73.8% interest) and the Company (26.2% interest), the Company and New York Life entered into a Tenancy-in-Common Agreement dated as of June 11, 2012 which agreement sets forth the terms that will govern, in part, each entity’s interest in the property.

Effective December 31, 2004, the Company entered into a reinsurance agreement with New York Life (refer to Note 10 — Reinsurance for more details).

Effective July 1, 2002, the Company transferred its Taiwan branch insurance book of business to NYLT, which is accounted for as a long-duration coinsurance transaction (refer to Note 10 — Reinsurance for more details).

NOTE 15 — FAIR VALUE MEASUREMENTS

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The authoritative guidance around fair value establishes a framework for measuring fair value that includes a hierarchy used to classify the inputs used in measuring fair value. The hierarchy prioritizes the inputs to valuation techniques used to measure fair value into three levels. The level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement.

The levels of the fair value hierarchy are based on the inputs to the valuation as follows:

Level 1	Fair value is based on unadjusted quoted prices for identical assets or liabilities in an active market. Active markets are defined as a market in which many transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
Level 2	Observable inputs other than Level 1 prices, such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active, or other model driven inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities. Level 2 inputs include quoted market prices in active markets for similar assets and liabilities, quoted market prices in markets that are not active for identical or similar assets or liabilities and other market observable inputs. Valuations are generally obtained from third-party pricing services for identical or comparable assets or liabilities or through the use of valuation methodologies using observable market inputs.
Level 3	Instruments whose values are based on prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. These inputs reflect management’s own assumptions in pricing the asset or liability. Pricing may also be based upon broker quotes that do not represent an offer to transact. Prices are determined using valuation methodologies such as option pricing models, discounted cash flow models and other similar techniques. Non-binding broker quotes, which are utilized when pricing service information is not available, are reviewed for reasonableness based on the Company’s understanding of the market, and are generally considered Level 3. To the extent the internally developed valuations use significant unobservable inputs, they are classified as Level 3.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

The following tables represent the balances of assets and liabilities measured at fair value on a recurring basis as of December 31, 2012 and 2011 (in millions):

	2012
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed maturities — available-for-sale:
U.S. Treasury	$–	$945	$–	$945
U.S. government corporations and agencies	–	1,738	40	1,778
U.S. agency mortgage-backed and asset-backed securities	–	16,897	36	16,933
Foreign governments	–	815	10	825
U.S. corporate	–	29,515	169	29,684
Foreign corporate	–	10,419	25	10,444
Non-agency residential mortgage-backed securities	–	2,472	99	2,571
Non-agency commercial mortgage-backed securities	–	4,948	2	4,950
Non-agency asset-backed securities	–	3,304	754	4,058

Total fixed maturities — available-for-sale	–	71,053	1,135	72,188

Fixed maturities — trading
Non-agency residential mortgage-backed securities	–	25	–	25
Non-agency commercial mortgage-backed securities	–	22	–	22
Non-agency asset-backed securities	–	78	1	79

Total fixed maturities — trading	–	125	1	126

Equity securities — available-for-sale
Common stock	115	–	4	119
Non-redeemable preferred stock	–	1	–	1
Mutual Funds	10	–	–	10

Total equity securities — available-for-sale	125	1	4	130

Equity securities — trading
Common stock	77	–	2	79

Total equity securities — trading	77	–	2	79

Derivative assets	–	152	1	153
Securities purchased under agreements to resell	–	59	–	59
Other invested assets	–	16	11	27
Cash equivalents	–	480	–	480
Short-term investments	–	30	–	30
Amounts recoverable from reinsurers	–	–	14	14
Separate account assets[1]	21,228	232	178	21,638

Total assets accounted for at fair value on a recurring basis	$21,430	$72,148	$1,346	$94,924

Policyholders’ account balances[2]	$–	$–	$405	$405
Derivative liabilities	–	94	–	94

Total liabilities accounted for at fair value on a recurring basis	$–	$94	$405	$499

[1]

Separate account liabilities are not included above, as they are reported at contract value in the accompanying Consolidated Statement of Financial Position in accordance with the Company’s policy (refer to Note 2 —Significant Accounting Policies).

[2]	Policyholders’ account balances represent embedded derivatives bifurcated from host contracts.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

	2011
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed maturities — available-for-sale:
U.S. Treasury	$–	$1,835	$–	$1,835
U.S. government corporations and agencies	–	1,366	6	1,372
U.S. agency mortgage-backed and asset-backed securities	–	17,089	84	17,173
Foreign governments	–	897	10	907
U.S. corporate	–	27,599	210	27,809
Foreign corporate	–	8,668	128	8,796
Non-agency residential mortgage-backed securities	–	2,475	189	2,664
Non-agency commercial mortgage-backed securities	–	4,966	–	4,966
Non-agency asset-backed securities	–	3,659	508	4,167
Redeemable preferred securities	–	3	–	3

Total fixed maturities — available-for-sale	–	68,557	1,135	69,692

Fixed maturities — trading
Non-agency residential mortgage-backed securities	–	32	–	32
Non-agency commercial mortgage-backed securities	–	6	–	6
Non-agency asset-backed securities	–	92	17	109

Total fixed maturities — trading	–	130	17	147

Equity securities — available-for-sale
Common stock	160	–	2	162
Non-redeemable preferred stock	–	2	3	5
Mutual Funds	10	–	–	10

Total equity securities — available-for-sale	170	2	5	177

Equity securities — trading
Common stock	–	–	2	2

Total equity securities — trading	–	–	2	2

Derivative assets	–	182	–	182
Securities purchased under agreements to resell	–	90	–	90
Other invested assets	–	18	–	18
Cash equivalents	6	485	–	491
Short-term investments	–	91	–	91
Amounts recoverable from reinsurers	–	–	15	15
Separate account assets[1]	18,544	261	150	18,955

Total assets accounted for at fair value on a recurring basis	$18,720	$69,816	$1,324	$89,860

Policyholders’ account balances[2]	$–	$–	$470	$470
Derivative liabilities	–	31	–	31

Total liabilities accounted for at fair value on a recurring basis	$–	$31	$470	$501

[1]

Separate account liabilities are not included above, as they are reported at contract value in the accompanying Consolidated Statement of Financial Position in accordance with the Company’s policy (refer to Note 2 — Significant Accounting Policies).

[2]	Policyholders’ account balances represent embedded derivatives bifurcated from host contracts.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

Determination of Fair Value

The Company has an established and well-documented process for determining fair value. Security pricing is applied using a hierarchy approach whereby publicly available prices are first sought from nationally recognized third-party pricing services. The remaining un-priced securities are submitted to independent brokers for prices and lastly securities are priced using an internal pricing model. The Company performs various analyses to ascertain that the prices represent fair value. Examples of procedures performed include, but are not limited to, back testing recent trades, monitoring trading volumes, and performing variance analysis of monthly price changes using different thresholds based on asset type. The Company also performs an annual review of all third-party pricing services. During this review, the Company obtains an understanding of the process and sources used by the pricing service to ensure that they maximize the use of observable inputs, the pricing service’s frequency of updating prices, and the controls that the pricing service uses to ensure that their prices reflect market assumptions.

The Company also selects a sample of securities and obtains a more detailed understanding from each pricing service regarding how they derived the price assigned to each security. Where inputs or prices do not reflect market participant assumptions, the Company will challenge these prices and apply different methodologies that will enhance the use of observable inputs and data. The number of price challenges at December 31, 2012 and 2011 was insignificant.

In addition, the Company has a pricing committee that provides oversight over the Company’s prices and fair value process for securities. The committee is comprised of representatives from the Company’s Investment Management group, Controller’s, Compliance and Security Operations. The committee meets quarterly and is responsible for the review and approval of the Company’s valuation procedures. The committee is also responsible for the review of pricing exception reports as well as the review of significant inputs used in the valuation of assets that are valued internally.

For Level 1 investments, valuations are generally based on observable inputs that reflect quoted prices for identical assets in active markets.

The fair value for Level 2 and Level 3 valuations are generally based on a combination of the market and income approach. The market approach generally utilizes market transaction data for the same or similar instruments, while the income approach involves determining fair values from discounted cash flow methodologies.

The following represents a summary of significant valuation techniques for assets and liabilities used to determine fair value, as well as the general classification of such instruments pursuant to the valuation hierarchy.

Level 1 measurements

Equity securities and cash equivalents

These securities are comprised of certain exchange traded U.S. and foreign common stock and mutual funds, including money market funds. Valuation of these securities is based on unadjusted quoted prices in active markets that are readily and regularly available.

Separate account assets

These assets are comprised of exchange traded funds, actively traded open-end mutual funds with a daily NAV and equity securities. The NAV can be observed by redemption and subscription transactions between third-parties, or may be obtained from fund managers. Equity securities are generally traded on an exchange.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

Level 2 measurements

Fixed maturities available-for-sale and trading securities

The fair value of fixed maturities is obtained from third-party pricing services and internal pricing models. Vendors generally use a discounted cash flow model or a market approach. Typical inputs used by these pricing sources include, but are not limited to: benchmark yields, reported trades, issuer spreads, bids, offers, benchmark securities, estimated cash flows and prepayment speeds, which the Company has determined are observable prices.

Private placement securities are primarily priced by internally developed discounted cash flow models. These models use observable inputs with a discount rate based off spreads of comparable public bond issues, adjusted for liquidity, rating and maturity. The Company assigns a credit rating for the private placement based upon internal analysis. The liquidity premium is based upon observable transactions, while the maturity and rating adjustments are based upon data obtained from Bloomberg.

While the Company generally considers the public bond spreads, which are based on vendor prices, to be observable inputs, an evaluation is made of the similarities of private placements with the public bonds to determine whether the spreads utilized would be considered observable inputs for the private placement being valued. Examples of procedures performed include, but are not limited to, initial and on-going review of third-party pricing services’ methodologies, review of pricing statistics and trends, back testing recent trades and monitoring of trading volumes, new issuance activity and other market activities.

For some of the private placement securities priced through the model, the liquidity adjustments may not be based on market data, but rather, calculated internally. If the impact of the liquidity adjustment is not significant to the overall value of the security, it is classified as Level 2.

Equity securities

These securities are valued using the market approach in which market quotes are available but are not considered actively traded. Valuations are based principally on observable inputs including quoted prices in markets that are not considered active.

Securities purchased under agreements to resell

Due to the short-term nature (generally one month) of this investment, the asset’s carrying value approximates fair value.

Derivative assets and liabilities

The fair value of derivative instruments is generally derived through valuation models, which utilize observable market data. The market factors which have the most significant impact on the fair value of these instruments are U.S. swap rates and foreign exchange rates.

OTC derivatives are privately negotiated financial contracts. OTC derivatives are valued using models based on actively quoted or observable market input values from external market data providers, third-party pricing vendors and/or recent trading activity. The selection of a particular model depends upon the contractual terms of, and specific risks inherent in the instrument, as well as the availability of pricing information in the market. The Company generally uses similar models to value similar instruments. Valuation model inputs include contractual terms, market prices, yield curves, credit curves, and for options such as caps, floors and swaptions, measures of volatility. For OTC derivatives that trade in liquid markets, such as currency forwards, swaps and options, model inputs are observable in the market for substantially the full term and can be verified.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

Valuations of OTC derivatives are adjusted for non-performance risk. The Company uses default estimates implied by CDS spreads on senior obligations of the counterparty in order to provide an objective basis for such estimates. When in a liability position, the Company uses its own medium term note spread to estimate the default rate. The non-performance risk adjustment is applied only to the uncollateralized portion of the OTC derivative assets and liabilities. OTC derivative contracts are executed under master netting agreements with counterparties with a CSA, which is a bilateral ratings-sensitive agreement that requires collateral postings at established credit threshold levels. These agreements protect the interests of the Company and its counterparties should either party suffer a credit-rating deterioration. The vast majority of the Company’s derivative agreements are with highly rated major international financial institutions.

Other invested assets

This represents a surplus note investment, priced by a third party pricing service, where the inputs to the valuation are deemed to be observable.

Cash equivalents

These include treasury bills, commercial paper and other highly liquid instruments. These instruments are generally not traded in active markets; however their fair value is based on observable inputs. The prices are either obtained from a pricing vendor or amortized cost is used as the best estimate of fair value.

Short term investments

For certain short term investments, amortized cost is used as the best estimate of fair value.

Separate account assets

Separate account assets are primarily related to investments in limited partnerships that use NAV and the investment can be redeemed with the investee at NAV at the measurement date or in the near-term (generally within 90 days).

The following tables provide further information about the limited partnership and hedge funds in which the separate accounts invest as of December 31, 2012 and 2011 (in millions):

		2012
Category of Investment	Investment Strategy	Fair Value Determined Using NAV	Unfunded Commitments	Redemption Frequency	Redemption Notice Period
Hedge Fund	Multi-strategy	$232	–	Quarterly, Monthly	90 days or less

		2011
Category of Investment	Investment Strategy	Fair Value Determined Using NAV	Unfunded Commitments	Redemption Frequency	Redemption Notice Period
Hedge Fund	Multi-strategy	$262	–	Quarterly, Monthly	90 days or less

Level 3 measurements

Fixed maturities available-for-sale and trading securities

The valuation techniques for most Level 3 fixed maturities are generally the same as those described in Level 2, however, if the investments are less liquid or are lightly traded, there is generally less observable market data, and therefore these investments will be classified as Level 3. Circumstances where observable market data is not available may include events such as market illiquidity and credit events related to the security. In addition, certain securities are priced based upon internal valuations using significant unobservable inputs.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

If the price received from third-party pricing services does not appear to reflect market activity, the Company may challenge the price. For securities which go through this formal price challenge process, if the vendor does not update the price, a non-binding broker quote, another vendor price or current methodology is used to support the fair value instead. The Company also uses non-binding broker quotes to fair value certain bonds, when the Company is unable to obtain prices from third-party vendors.

Private placement securities where adjustments for liquidity are considered significant to the overall price are classified as Level 3.

Equity securities

These securities include equity investments with privately held entities where the prices are derived from internal valuations or the Company’s private placement models since the securities are not traded in an active market.

Derivatives

These derivatives are valued based upon models with any significant unobservable market inputs or inputs from less actively traded markets.

Other invested assets

This represents a residual interest of securitizations, priced by a third party pricing service, where the inputs to the valuation are deemed to be unobservable.

Separate account assets

Separate account assets are primarily related to limited partnership investments that are restricted with respect to transfer or withdrawals. The limited partnerships are valued based on the latest NAV received, if applicable, or an estimate of fair value provided by the investment manager.

The following tables provide further information about the limited partnership and hedge funds in which the separate accounts invest as of December 31, 2012 and 2011 (in millions):

		2012
Category of Investment	Investment Strategy	Fair Value Determined Using NAV	Unfunded Commitments	Redemption Frequency	Redemption Notice Period
Hedge Fund	Multi-strategy	$178	–	Annual, Semi-annual, Quarterly	More than 90 days

		2011
Category of Investment	Investment Strategy	Fair Value Determined Using NAV	Unfunded Commitments	Redemption Frequency	Redemption Notice Period
Hedge Fund	Multi-strategy	$150	–	Annual, Semi-annual, Quarterly	More than 90 days

Policyholders’ account balances

Policyholders’ account balances consist of embedded derivatives bifurcated from the GMAB contracts.

The fair values of GMAB liabilities are calculated as the present value of future expected payments to customers less the present value of assessed rider fees attributable to the embedded derivative feature. The

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

expected cash flows are discounted using the swap rate plus a spread based upon the Company’s medium term notes. The spread reflects the market’s perception of the Company’s non-performance risk. Since there is no observable active market for the transfer of these obligations, the valuations are calculated using internally developed models. Significant inputs to these models include capital market assumptions, such as interest rate, equity market and implied volatility assumptions, as well as various policyholder behavior assumptions that are actuarially determined, including lapse rates, benefit utilization rates, mortality rates and withdrawal rates. These assumptions are reviewed at least annually, and updated based upon historical experience. Since many of the assumptions utilized are unobservable and are considered to be significant inputs to the liability valuation, the liability included in policyholders’ account balances has been reflected within Level 3 in the fair value hierarchy.

Valuation Process for Fair Value Measurements Categorized within Level 3

For a description of the Company’s valuation processes and controls, refer to the “Determination of Fair Value” section above.

Level 3 Assets and Liabilities by Price Source

The following table presents the balances of Level 3 assets and liabilities measured at fair value with their corresponding pricing sources as of December 31, 2012.

	2012
	Internal (1)	External (2)	Total
Fixed maturities — available-for-sale
U.S. government corporations & agencies	$–	$40	$40
U.S. agency mortgage-backed and asset-backed securities	–	36	36
Foreign governments	–	10	10
U.S. corporate	20	149	169
Foreign corporate	–	25	25
Non-agency residential mortgage-backed securities	–	99	99
Non-agency commercial mortgage-backed securities	–	2	2
Non-agency asset-backed securities	92	662	754

Total fixed maturities — available-for-sale	112	1,023	1,135

Fixed maturities — trading
Non-agency asset-backed securities	–	1	1

Total fixed maturities — trading	–	1	1

Equity securities
Common stock	2	4	6

Total equity securities	2	4	6

Derivative assets	–	1	1
Other invested assets	–	11	11
Amounts recoverable from reinsurance	14	–	14
Separate account assets[1]	–	178	178

Total assets accounted for at fair value on a recurring basis	$128	$1,218	$1,346

Policyholders’ account balances	$405	$–	405

Total liabilities accounted for at fair value on a recurring basis	$405	$–	$405

(1)	Represents valuations reflecting both internally-derived and market inputs, as well as third-party pricing information where pricing inputs that are deemed to be unobservable.

(2)	Primarily represents independent non-binding broker quotes where pricing inputs are not readily available.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

Quantitative Information Regarding Internally-Priced Level 3 Assets and Liabilities

The following table presents quantitative information on significant internally priced Level 3 assets and liabilities as of December 31, 2012:

	2012
	Fair Value	Valuation Techniques	Unobservable Input	Range (Weighted Average)
	(in millions)
Assets:
U.S. corporate	$20	Discounted Cash Flow	Discount Rate	1.1% – 4.3%(2.7%)
Non-agency asset — backed securities	$92	Discounted Cash Flow	Discount Rate	3.3% – 5.6%(3.7%)
Liabilities:
Policyholders’ account balances	$405	Discounted Cash Flow	Equity returns	0.2% – 7.6%
			Equity volatility curve	3% – 40%
			Lapse rate	0.5% – 20%
			Mortality rate	0.04% – 40.00%
			Utilization Rate	10% – 100%
			Withdrawal rate	2.50%

The following is a description of the sensitivity to changes in unobservable inputs of the estimated fair value of the Company’s level 3 assets included above, for which we have access to the valuation inputs, as well as the sensitivity to changes in unobservable inputs of the level 3 assets that are value based on external pricing information:

U.S. corporate securities and foreign corporate securities

Most corporate securities are valued using a discounted cash flow analysis based on the expected cash flows of each security. The most significant unobservable input to the valuation is the discount rate as it usually includes spread adjustments. Significant spread widening would decrease the value of these securities. The opposite effect would occur if spreads tightened significantly. Default rates are also a component of the valuation. If expected default rates on these securities significantly increase, the fair value will decrease, with the opposite being true for significant decreases in default rates.

Non-agency residential mortgage-backed, commercial mortgage-backed and asset-backed securities

These securities are mainly valued using discounted cash flow models. Significant spread widening, spread tightening and increases and decreases in default rates will have the same impact on the fair values of these securities as described above under U.S. Corporate Securities and Foreign Corporate Securities. Significant increases in loss severity assumptions will decrease the estimated fair value of these securities with the opposite being true for decreases in expected loss severities.

Policyholders’ account balances

Polcyholders’ account balances consist of embedded derivatives bifurcated from host contracts, which represent the embedded derivatives for GMAB contracts.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

The fair values of GMAB liabilities are calculated as the present value of future expected payments to customers less the present value of assessed rider fees attributable to the embedded derivative feature. Generally, higher (lower) equity returns will result in lower (higher) fair value liability while higher (lower) implied volatility assumptions will result in higher (lower) fair value liability.

Transfers between levels

Transfers between levels may occur due to changes in valuation sources, or changes in the availability of market observable inputs, which generally are caused by changes in market conditions such as liquidity, trading volume or bid-ask spreads. The Company’s policy is to assume the transfer occurs at the beginning of the period.

Transfers between Levels 1 and 2

Periodically the Company has transfers between Level 1 and Level 2 for assets and liabilities.

Transfers between Levels 1 and 2 were not significant during the twelve months ended December 31, 2012, 2011 and 2010.

Transfers into and out of Level 3

The Company’s basis for transferring assets and liabilities into and/or out of Level 3 is based on the changes in the observability of data.

Assets and liabilities are transferred into Level 3 when a significant input cannot be corroborated with market observable data. This occurs when market activity decreases significantly and underlying inputs cannot be observed, current prices are not available, and/or when there are significant variances in quoted prices, thereby affecting transparency. Assets and liabilities are transferred out of Level 3 when circumstances change such that a significant input can be corroborated with market observable data. This may be due to a significant increase in market activity, a specific event, or one or more significant input(s) becoming observable.

During the years ended December 31, 2012 and 2011, the Company transferred $175 million and $181 million, respectively, of securities into Level 3 consisting of fixed maturities available-for-sale securities, other invested assets and separate account assets in 2012, fixed maturities available-for-sale securities in 2011 and fixed maturities available-for-sale securities and separate account assets in 2010. The transfers into Level 3 related to fixed maturities available-for-sale securities were primarily due to unobservable inputs utilized within valuation methodologies and the use of broker quotes (that could not be validated) when previously, information from third-party pricing services (that could be validated) was utilized. For the separate account assets, transfers into Level 3 are related to limited partnership investments that are restricted with respect to transfers or withdrawals.

Transfers out of Level 3 of $456 million and $965 million during the years ended December 31, 2012, and 2011, respectively, were primarily due to significant increases in market activity, or one or more significant input(s) becoming observable for fixed maturities available-for-sale securities and separate account assets in 2012, fixed maturities available-for-sale securities in 2011 and fixed maturities available-for-sale and trading securities in 2010.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

The following tables present a reconciliation of all Level 3 assets and liabilities for the years ended December 31, 2012, 2011 and 2010 (in millions):

	2012
	U.S. Government Corporations and Agencies	U.S. Agency Mortgage- Backed and Asset- Backed Securities	Foreign Governments	U.S. Corporate	Foreign Corporate	Non- Agency Residential Mortgage- Backed Securities
Changes in fair value of level 3 assets and liabilities
Fair value, beginning of year	$6	$84	$10	$210	$128	$189
Total gains (losses) (realized/unrealized):
Included in earnings
Net investment gains (losses)	–	–	–	(3)	(2)
Net investment income[1]	–	–	–	–		–
Net revenue from reinsurance	–	–	–	–	–	(1)
Interest credited to policyholders’ account balances	–	–	–	–	–	–
Other comprehensive income	1	–	1	4	–	1
Purchases	40	1	–	38	1	–
Sales	–	–	–	(12)	(2)	–
Issuances	–	–	–	–	–	–
Settlements	–	(7)	–	(48)	(3)	(89)
Transfers into Level 3[2]	–	–	(1)	21	–	–
Transfers (out of) Level 3[2]	(7)	(42)	–	(41)	(97)	(1)

Fair value, end of year	$40	$36	$10	$169	$25	$99

	Non- Agency Commercial Mortgage- Backed Securities	Non- Agency Asset- Backed Securities	Other Fixed Maturities Securities	Total Fixed Maturities- Available- for-Sale	Non- Agency Asset- Backed Securities	Total Fixed Maturities- Trading	Common Stock- Available- for-Sale
Changes in fair value of level 3 assets and liabilities
Fair value, beginning of year	$–	$508	$–	$1,135	$17	$17	$2
Total gains (losses) (realized/unrealized):
Included in earnings
Net investment gains (losses)	–	2	2	(3)	–	–	–
Net investment income[1]	–	3	–	3	–	–	–
Net revenue from reinsurance	–	–	–	(1)	–	–	–
Interest credited to policyholders’ account balances	–	–	–	–	–	–	–
Other comprehensive income	–	14	(3)	21	–	–	2
Purchases	–	491	3	571	1	1	–
Sales	–	(11)	(2)	(25)	(17)	(17)	–
Issuances	–	–	–	–	–	–	–
Settlements	–	(82)	–	(229)	–	–	–
Transfers into Level 3[2]	2	73	–	95	–	–	–
Transfers (out of) Level 3[2]	–	(244)	–	(432)	–	–	–

Fair value, end of year	$2	$754	$–	$1,135	$1	$1	$4

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

	Non- Redeemable Preferred Stock	Common Stock- Trading	Total Equity Securities	Derivatives	Other Invested Assets	Amounts Recoverable from Reinsurers	Separate Account Assets	Total Assets
Changes in fair value of level 3 assets and liabilities
Fair value, beginning of year	$3	$2	$7	$–	$–	$15	$150	$1,324
Total gains (losses) (realized/unrealized):
Included in earnings
Net investment gains (losses)	–	–	–	1	1	–	(14)	(15)
Net investment income[1]	–	–	–	–	–	–	–	3
Net revenue from reinsurance	–	–	–	–	–	–	–	(1)
Interest credited to policyholders’ account balances	–	–	–	–	–	–	–	–
Other comprehensive income	–	–	2	–	–	(1)	–	22
Purchases	–	–	–	–	–	–	27	599
Sales	–	–	–	–	–	–	(31)	(73)
Issuances	–	–	–	–	–	–	–	–
Settlements	(3)	–	(3)	–	–	–	–	(232)
Transfers into Level 3[2]	–	–	–	–	10	–	70	175
Transfers (out of) Level 3[2]	–	–	–	–	–	–	(24)	(456)

Fair value, end of year	$–	$2	$6	$1	$11	$14	$178	$1,346

2012
	Policyholders’ Account Balances	Total Liabilities
Changes in fair value of level 3 assets and liabilities
Fair value, beginning of year	$470	$470
Total (gains) losses (realized/unrealized):
Included in earnings
Net investment (gains) losses	–	–
Net investment income[1]	–	–
Net revenue from reinsurance	–	–
Interest credited to policyholders’ account balances	(87)	(87)
Other comprehensive income	–	–
Purchases	22	22
Sales	–	–
Issuances	–	–
Settlements	–	–
Transfers into Level 3[2]	–	–
Transfers (out of) Level 3[2]	–	–

Fair value, end of year	$405	$405

[1]	Net investment income/loss includes amortization of discount and premium on fixed maturities.

[2]	Transfers into or out of Level 3 are reported at the value as of beginning of the period.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

	2011
	U.S. Government Corporations and Agencies	U.S. Agency Mortgage- Backed and Asset- Backed Securities	Foreign Governments	U.S. Corporate	Foreign Corporate	Non- Agency Residential Mortgage-Backed Securities
Changes in fair value of level 3 assets and liabilities
Fair value, beginning of year	$6	$655	$11	$144	$82	$352
Total gains (losses) (realized/unrealized):
Included in earnings
Net investment gains (losses)	–	–	–	(8)	(5)	–
Net investment income[1]	–	–	–	–	–	(1)
Net revenue from reinsurance	–	–	–	–	–	–
Interest credited to policyholders’ account balances	–	–	–	–	–	–
Other comprehensive income	–	4	–	(10)	(5)	4
Purchases	–	82	–	74	4	–
Sales	–	(22)	–	(6)	(26)	–
Issuances	–	–	–	–	–	–
Settlements	–	(1)	(1)	(21)	(4)	(166)
Transfers into Level 3[2]	–	–	–	60	83	–
Transfers (out of) Level 3[2]	–	(634)	–	(23)	(1)	–

Fair value, end of year	$6	$84	$10	$210	$128	$189

	Non- Agency Commercial Mortgage-Backed Securities	Non-Agency Asset-Backed Securities	Total Fixed Maturities- Available- for-Sale	Non- Agency Asset- Backed Securities	Total Fixed Maturities- Trading	Common Stock- Available- for-Sale
Changes in fair value of level 3 assets and liabilities
Fair value, beginning of year	$3	$657	$1,910	$19	$19	$3
Total gains (losses) (realized/unrealized):
Included in earnings
Net investment gains (losses)	–	1	(12)	(2)	(2)	–
Net investment income[1]	–	2	1	–	–	–
Net revenue from reinsurance	–	–	–	–	–	–
Interest credited to policyholders’ account balances	–	–	–	–	–	–
Other comprehensive income	–	18	11	–	–	(1)
Purchases	–	254	414	–	–	–
Sales	–	(13)	(67)	–	–	–
Issuances	–	–	–	–	–	–
Settlements	–	(145)	(338)	–	–	–
Transfers into Level 3[2]	–	38	181	–	–	–
Transfers (out of) Level 3[2]	(3)	(304)	(965)	–	–	–

Fair value, end of year	$–	$508	$1,135	$17	$17	$2

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

	Non- Redeemable Preferred Stock	Common Stock- Trading	Total Equity Securities	Amounts Recoverable from Reinsurers	Separate Account Assets	Total Assets
Changes in fair value of level 3 assets and liabilities
Fair value, beginning of year	$3	$3	$9	$48	$114	$2,100
Total gains (losses) (realized/unrealized):
Included in earnings
Net investment gains (losses)	–	(1)	(1)	–	–	(15)
Net investment income[1]	–	–	–	–	–	1
Net revenue from reinsurance	–	–	–	(33)	–	(33)
Interest credited to policyholders’ account balances	–	–	–	–	–	–
Other comprehensive income	–	–	(1)	–	–	10
Purchases	–	–	–	–	39	453
Sales	–	–	–	–	(3)	(70)
Issuances	–	–	–	–	–	–
Settlements	–	–	–	–	–	(338)
Transfers into Level 3[2]	–	–	–	–	–	181
Transfers (out of) Level 3[2]	–	–	–	–	–	(965)

Fair value, end of year	$3	$2	$7	$15	$150	$1,324

2011
	Policyholders’ Account Balances	Total Liabilities
Changes in fair value of level 3 assets and liabilities
Fair value, beginning of year	$222	$222
Total (gains) losses (realized/unrealized):
Included in earnings
Net investment (gains) losses	–	–
Net investment income[1]	–	–
Net revenue from reinsurance	–	–
Interest credited to policyholders’ account balances	238	238
Other comprehensive income	–	–
Purchases	10	10
Sales	–	–
Issuances	–	–
Settlements	–	–
Transfers into Level 3[2]	–	–
Transfers (out of) Level 3[2]	–	–

Fair value, end of year	$470	$470

[1]	Net investment income/loss includes amortization of discount and premium on fixed maturities.

[2]	Transfers into or out of Level 3 are reported at the value as of beginning of the period.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

	2010
	U.S. Government Corporations and Agencies	U.S. Agency Mortgage- Backed and Asset- Backed Securities	Foreign Governments	U.S. Corporate	Foreign Corporate	Non-Agency Residential Mortgage- Backed Securities
Changes in fair value of level 3 assets and liabilities
Fair value, beginning of year	$8	$240	$25	$142	$328	$535
Total gains (losses) (realized/unrealized):
Included in earnings
Net investment gains (losses)	–	–	–	(2)	(13)	(1)
Net investment income[1]	–	22	–	–	–	(2)
Net revenue from reinsurance	–	–	–	–	–	–
Interest credited to policyholders’ account balances	–	–	–	–	–	–
Other comprehensive income	1	19	–	5	(2)	3
Purchases, sales, issuances and settlements	(3)	406	11	25	(75)	(166)
Transfers into Level 3[2]	–	139	–	25	69	–
Transfers (out of) Level 3[2]	–	(171)	(25)	(51)	(225)	(17)

Fair value, end of year	$6	$655	$11	$144	$82	$352

	Non-agency Commercial Mortgage- Backed Securities	Non-Agency Asset-Backed Securities	Total Fixed Maturities- Available- for-Sale	Non-Agency Commercial Mortgage- Backed Securities	Non- Agency Asset- Backed Securities	Total Fixed- Maturities Trading
Changes in fair value of level 3 assets and liabilities
Fair value, beginning of year	$26	$510	$1,814	$1	$21	$22
Total gains (losses) (realized/unrealized):
Included in earnings
Net investment gains (losses)	–	(5)	(21)	–	–	–
Net investment income[1]	–	2	22	–	–	–
Net revenue from reinsurance	–	–	–	–	–	–
Interest credited to policyholders’ account balances	–	–	–	–	–	–
Other comprehensive income	4	31	61	–	–	–
Purchases, sales, issuances and settlements	(23)	251	426	(1)	–	(1)
Transfers into Level 3[2]	1	2	236	–	–	–
Transfers (out of) Level 3 [2]	(5)	(134)	(628)	–	(2)	(2)

Fair value, end of year	$3	$657	$1,910	$–	$19	$19

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

	Common Stock- Available- for-Sale	Non- Redeemable Preferred Stock	Common Stock- Trading	Total Equity Securities	Derivative Assets, Net	Amounts Recoverable from Reinsurers
Changes in fair value of level 3 assets and liabilities
Fair value, beginning of year	$4	$–	$–	$4	$1	$5
Total gains (losses) (realized/unrealized):
Included in earnings
Net investment gains (losses)	–	–	2	2	–	–
Net investment income [1]	–	–	–	–	–	–
Net revenue from reinsurance	–	–	–	–	–	43
Interest credited to policyholders’ account balances	–	–	–	–	–	–
Other comprehensive income	(2)	3	1	2	(1)	–
Purchases, sales, issuances and settlements	1	–	–	1	–	–
Transfers into Level 3[2]	–	–	–	–	–	–
Transfers (out of) Level 3[2]	–	–	–	–	–	–

Fair value, end of year	$3	$3	$3	$9	$–	$48

	Separate Account Assets	Total Assets
Changes in fair value of level 3 assets and liabilities
Fair value, beginning of year	$49	$1,895
Total gains (losses) (realized/unrealized):
Included in earnings
Net investment gains (losses)	–	(19)
Net investment income[1]	–	22
Net revenue from reinsurance	–	43
Interest credited to policyholders’ account balances	–	–
Other comprehensive income	4	66
Purchases, sales, issuances and settlements	27	453
Transfers into Level 3[2]	34	270
Transfers (out of) Level 3[2]	–	(630)

Fair value, end of year	$114	$2,100

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

	2010
	Policyholders’ Account Balances	Total Liabilities
Changes in fair value of level 3 assets and liabilities
Fair value, beginning of year	$235	$235
Total (gains) losses (realized/unrealized):
Included in earnings
Net investment (gains) losses	–	–
Net investment income[1]	–	–
Net revenue from reinsurance	–	–
Interest credited to policyholders’ account balances	(25)	(25)
Other comprehensive income	–	–
Purchases, sales, issuances and settlements	12	12
Transfers into Level 3[2]	–	–
Transfers (out of) Level 3[2]	–	–

Fair value, end of year	$222	$222

[1]	Net investment income/loss includes amortization of discount and premium on fixed maturities.

[2]	Transfers into or out of Level 3 are reported at the value as of beginning of the year.

The following tables include the unrealized gains or losses for the years ended December 31, 2012, 2011 and 2010 by category for Level 3 assets and liabilities still held at December 31, 2012 and 2011 (in millions):

	2012
	U.S. Agency Mortgage- Backed and Asset- Backed Securities	Foreign Corporate	U.S. Corporate	Non-Agency Residential Mortgage- Backed Securities	Non-Agency Asset-Backed Securities
Unrealized gains (losses) relating to Level 3 assets still held
Earnings:
Total gains (losses) (realized/unrealized)
Included in earnings:
Net investment gains (losses)	$–	$–	$–	$–	$(1)
Net investment income	–	–	(1)	(1)	3
Net revenue from reinsurance	–	–	–	–	–
Interest credited to policyholders’ account balances	–	–	–	–	–
Other comprehensive gains/(losses)	1	1	5	1	14

Total change in unrealized gains (losses)	$1	$1	$4	$–	$16

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

	Total Fixed Maturities- Available- for-Sale	Common Stock	Total Equity Securities	Amounts Recoverable from Reinsurers	Separate Account Assets[1]	Total Assets
Unrealized gains (losses) relating to Level 3 assets still held
Earnings:
Total gains (losses) (realized/unrealized)
Included in earnings:
Net investment gains (losses)	$(1)	$–	$–	$–	$(13)	$(14)
Net investment income	1	2	2	–	–	3
Net revenue from reinsurance	–	–	–	(1)	–	(1)
Interest credited to policyholders’ account balances	–	–	–	–	–	–
Other comprehensive gains/(losses)	22	1	1	–	–	23

Total change in unrealized gains (losses)	$22	$3	$3	$(1)	$(13)	$11

2012
	Policyholders’ Account Balance	Total Liabilities
Unrealized (gains) losses relating to Level 3 assets and liabilities still held
Earnings:
Total (gains) losses (realized/unrealized)
Included in earnings:
Net investment (gains) losses	$–	$–
Net investment income	–	–
Net revenue from reinsurance	–	–
Interest credited to policyholders’ account balances	(71)	(71)
Other comprehensive (gains)/losses	–	–

Total change in unrealized (gains) losses	$(71)	$(71)

[1]

The net investment gains (losses) included for separate account assets are offset by an equal amount for separate account liabilities, which results in a net zero impact on net income for the Company. Separate account liabilities are not included above, as they are reported at contract value in the accompanying Consolidated Statement of Financial Position in accordance with the Company’s policy (refer to Note 2 —Significant Accounting Policies).

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

	2011
	U.S. Agency Mortgage- Backed and Asset- Backed Securities	U.S. Corporate	Foreign Corporate	Non- Agency Residential Mortgage- Backed Securities	Non- Agency Asset- Backed Securities
Unrealized gains (losses) relating to Level 3 assets still held
Earnings:
Total gains (losses) (realized/unrealized)
Included in earnings:
Net investment gains (losses)	$–	$(7)	$–	$–	$(2)
Net investment income	–	–	–	(1)	2
Net revenue from reinsurance	–	–	–	–	–
Interest credited to policyholders’ account balances	–	–	–	–	–
Other comprehensive gains/(losses)	1	(11)	(4)	4	11

Total change in unrealized gains (losses)	$1	$(18)	$(4)	$3	$11

	Total Fixed Maturities- Available- for-Sale	Non-Agency Asset- Backed Securities	Total Fixed Maturities- Trading	Amounts Recoverable from Reinsurers	Total Assets
Unrealized gains (losses) relating to Level 3 assets still held
Earnings:
Total gains (losses) (realized/unrealized)
Included in earnings:
Net investment gains (losses)	$(9)	$(1)	$(1)	$–	$(10)
Net investment income	1	–	–	–	1
Net revenue from reinsurance	–	–	–	(33)	(33)
Interest credited to policyholders’ account balances	–	–	–	–	–
Other comprehensive gains/(losses)	1	–	–	–	1

Total change in unrealized gains (losses)	$(7)	$(1)	$(1)	$(33)	$(41)

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

2011
	Policyholders’ Account Balance	Total Liabilities
Unrealized gains (losses) relating to Level 3 assets and liabilities still held
Earnings:
Total gains (losses) (realized/unrealized)
Included in earnings:
Net investment (gains) losses	$–	$–
Net investment income	–	–
Net revenue from reinsurance	–	–
Interest credited to policyholders’ account balances	247	247
Other comprehensive (gains)/losses	–	–

Total change in unrealized (gains) losses	$247	$247

	2010
	U.S. Government Corporations and Agencies	U.S. Agency Mortgage- Backed & Asset- Backed Securities	U.S. Corporate	Foreign Crporate	Non-Agency Residential Mortgage- Backed securities	Non-Agency Commercial Mortgage- Backed Securities
Unrealized gains (losses) relating to Level 3 assets still held
Earnings:
Total gains (losses) (realized/unrealized)
Included in earnings:
Net investment gains (losses)	$–	$–	$–	$(20)	$(1)	$–
Net investment income	–	21	–	–	(1)	–
Net revenue from reinsurance	–	–	–	–	–	–
Interest credited to policyholders’ account balances	–	–	–	–	–	–
Other comprehensive gains/(losses)	1	19	4	5	3	(1)

Total change in unrealized gains (losses)	$1	$40	$4	$(15)	$1	$(1)

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

	Non-Agency Asset- Backed Securities	Total Fixed Maturity- Available- for-Sale	Common Stock- Trading	Non- Redeemable Preferred Stock	Total Equity Securities	Amounts Recoverable from Reinsurers
Unrealized gains (losses) relating to Level 3 assets still held
Earnings:
Total gains (losses) (realized/unrealized)
Included in earnings:
Net investment gains (losses)	$(6)	$(27)	$2	$–	$2	$–
Net investment income	1	21	–	–	–	–
Net revenue from reinsurance	–	–	–	–	–	43
Interest credited to policyholders’ account balances	–	–	–	–	–	–
Other comprehensive gains/(losses)	24	55	–	3	3	–

Total change in unrealized gains (losses)	$19	$49	$2	$3	$5	$43

	Separate Account Assets[1]	Total Assets
Unrealized gains (losses) relating to Level 3 assets and liabilities still held
Earnings:
Total gains (losses) (realized/unrealized)
Included in earnings:
Net investment gains (losses)	$–	$(25)
Net investment income	–	21
Net revenue from reinsurance	–	43
Interest credited to policyholders’ account balances	–	–
Other comprehensive gains/(losses)	4	62

Total change in unrealized gains (losses)	$4	$101

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

	Policyholders’ Account Balances	Total Liabilities
Unrealized (gains) losses relating to Level 3 assets still held
Earnings:
Total (gains) losses (realized/unrealized)	$–	$–
Included in earnings:
Net investment (gains) losses
Net investment income	–	–
Net revenue from reinsurance	–	–
Interest credited to policyholders’ account balances	(16)	(16)
Other comprehensive (gains)/losses	–	–

Total change in unrealized (gains) losses	$(16)	$(16)

[1]

The net investment gains (losses) included for separate account assets are offset by an equal amount for separate account liabilities, which results in a net zero impact on net income for the Company. Separate account liabilities are not included above, as they are reported at contract value in the accompanying Consolidated Statement of Financial Position in accordance with the Company’s policy (refer to Note 2 — Significant Accounting Policies).

Non-recurring fair value measurements

Assets and liabilities measured at fair value on a non-recurring basis include mortgage loans, which are described in detail below.

The following table represents certain assets measured at estimated fair value during the period and still held as of December 31, 2012 and 2011 (in millions):

	2012
	Carrying Value Prior to Impairment	Estimated Fair Value After Impairment	Net Investment Gains (Losses)
Mortgage loans	$12	$9	$(3)

	2011
	Carrying Value Prior to Impairment	Estimated Fair Value After Impairment	Net Investment Gains (Losses)
Mortgage loans	$42	$33	$(9)

The impaired mortgage loans presented above were written down to the estimated fair value of the collateral at the date the impairments were recognized, and have been categorized as level 3.

Fair value of other financial instruments

Authoritative guidance related to financial instruments requires disclosure of fair value information of financial instruments whether or not fair value is recognized in the Consolidated Statement of Financial Position, for which it is practicable to estimate fair value.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

The carrying value and estimated fair value of financial instruments not otherwise disclosed in Notes 4, 6, 11 and 13 of Notes to the Consolidated Financial Statements at December 31, 2012 and 2011 are presented below (in millions):

		2012
	Carrying Value	Estimated Fair Value			Estimated Fair Value
		Level 1	Level 2	Level 3	Total
Assets
Mortgage loans	$8,479	$–	$–	$9,106	$9,106
Senior secured commercial loans	216	–	–	228	228
Cash & cash equivalents	153	153	–	–	153
Other invested assets	94	–	33	67	100
Liabilities
Policyholders’ account balances — Investment contracts	$35,355	$–	$135	$37,273	$37,408
Debt	3	–	4	–	4
Collateral received on securities lending and repurchase agreements	461	–	461	–	461
Collateral received on derivative transactions	78	–	78	–	78

	2011
	Carrying Value	Estimated Fair Value
Assets
Mortgage loans	$7,119	$7,604
Senior secured commercial loans	318	344
Cash & cash equivalent	29	29
Other invested assets	43	43
Liabilities
Policyholders’ account balances — Investment contracts	$35,780	$37,631
Debt	9	9
Collateral received on securities lending and repurchase agreements	461	461
Collateral received on derivative transactions	137	137

Mortgage loans

The estimated fair value of mortgage loans is determined based upon the present value of the expected cash flows discounted at an interpolated treasury yield plus a spread. The spread is based on management’s judgment and assumptions and it takes into account property type, loan to value (LTV) and remaining term of each loan. The spread is a significant component of the pricing inputs.

Senior secured commercial loans

The estimated fair value for the loan portfolio is based on prevailing interest rate spreads in the market. Fair value was calculated by discounting future cash flows using prevailing interest rates on similar loans plus a spread adjustment. The spread is based on management’s judgment and assumptions and is significant to the valuation.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

Cash and cash equivalents

The Company believes that due to the short-term nature of cash, the carrying value approximates fair value.

Other invested assets

Represents third party loans, which are fair valued by discounting estimated cash flows for each loan at the prevailing interest rates on similar loans plus spread adjustment. The spread is based on management’s judgment and assumptions and is significant to the valuation.

Policyholders’ account balances — investment contracts

This includes supplementary contracts without life contingencies and other deposit type contracts where account value approximates fair value. For fixed deferred annuities, fair value is based upon a stochastic valuation using risk neutral assumptions for financial variables and Company specific assumptions for lapses, mortality and expenses. The cash flows were discounted using the yield on the Company’s medium term notes. For annuity certain liabilities, fair values are estimated using discounted cash flow calculations based on interest rates currently being offered for similar contracts with maturities consistent with those remaining for the contracts being valued.

Debt

The carrying amount of the Company’s non-recourse debt and other debt approximates fair value.

Collateral received on securities lending, repurchase agreements and derivative transactions

The carrying value of these liabilities approximates fair value since these borrowings are generally short-term in nature.

NOTE 16 — SUPPLEMENTAL CASH FLOW INFORMATION

Income taxes paid were $233 million, $102 million and $356 million during 2012, 2011 and 2010, respectively.

Total interest paid was $17 million, $16 million and $10 million during 2012, 2011 and 2010, respectively.

Non-cash transactions

In 2012, the Company determined it had misstated certain cash and non-cash items in 2011 and 2010 within and between “Net cash provided by operating activities” and “Net cash used in investing activities” in the Company’s Consolidated Statement of Cash Flow and, therefore, such items were corrected for the years ended December 31, 2011 and 2010. Although the Company does not consider these amounts to be material, the 2011 and 2010 amounts were revised to conform to the current year presentation. As a result of the correction, “Net cash provided by operating activities” decreased by $153 million, and “Net cash used by investing activities” increased by $153 million due to the removal of capitalized interest on bonds which is a non-cash transaction. For December 31, 2010, the impact of the reclass was $92 million.

In addition, offsetting adjustments of $5,299 million and $7,783 million for the years ended December 31, 2011 and 2010, were made to the “proceeds from” and “cost of” investments purchased within the investing section of the cash flow statement. These adjustments relate to the removal of “to be announced” (“TBA”) security purchase and sale commitments as they are non-cash transactions and the removal of dollar roll transactions as this is financing not investing activity. This correction of the Company’s Consolidated Statement

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

of Cash Flow did not impact the Company’s previously reported Consolidated Statement of Income or the Consolidated Balance Sheet and, in particular, “Cash and cash equivalents” reported at the end of 2011 and 2010 in the Company’s Consolidated Statement of Cash Flow remain unchanged.”

There was a non-cash capital contribution transaction of $177 million in the form of the release of intercompany payables for the year ended December 31, 2011 from New York Life.

Other non-cash investing transaction were $3 million for the year ended December 31, 2012, related to non-cash acquisitions of foreclosed property and non-redeemable preferred stock. Other non-cash investing transactions were $7 million for the year ended December 31, 2011, primarily related to transfers between mortgage loans, real estate and other invested assets. Other non-cash investing transactions were $134 million for the year ended December 31, 2010, primarily related to transfers between other invested assets, fixed maturities and mortgage loans.

NOTE 17 — STATUTORY FINANCIAL INFORMATION

The NAIC Accounting Practices and Procedures Manual (“NAIC SAP”) has been adopted as a component of prescribed or permitted practices by the state of Delaware. Prescribed statutory accounting practices include state laws and regulations. Permitted statutory accounting practices encompass accounting practices that are not prescribed; such practices differ from state to state, may differ from company to company within a state, and may change in the future. The state of Delaware has adopted all prescribed accounting practices found in NAIC SAP. The Company has one permitted practice related to certain separate account assets that are valued at book value instead of market value.

A reconciliation of the Company’s statutory surplus at December 31, 2012 and 2011 between NAIC SAP and practices prescribed or permitted by the Department is shown below (in millions):

	2012	2011
Statutory Surplus, Delaware Basis	$6,399	$5,794
State prescribed or permitted practices:
Presenting Guaranteed and Variable Universal Life Separate Accounts at book value	415	314

Statutory Surplus, NAIC SAP	$6,814	$6,108

Statutory net income for the years ended December 31, 2012, 2011 and 2010 was $639 million, $294 million and $562 million, respectively.

The Company is restricted as to the amounts it may pay as dividends to New York Life. Under Delaware Insurance Law, dividends on capital stock can be distributed only out of earned surplus. Furthermore, without prior approval of the Delaware Insurance Commissioner, dividends cannot be declared or distributed which exceed the greater of ten percent of the Company’s surplus or one hundred percent of net gain from operations. The Company did not pay or declare a dividend to its sole shareholder, New York Life at December 31, 2012 or 2011. As of December 31, 2012, the amount of available and accumulated funds derived from earned surplus from which the Company can pay dividends is $2,446 million. The maximum amount of dividends that may be paid in 2013 without prior approval is $637 million.

NOTE 18 — SUBSEQUENT EVENTS

As of March 14, 2013, the date the financial statements were available to be issued, there have been no events occurring subsequent to the close of the Company’s books or accounts for the accompanying consolidated financial statements that would have a material effect on the financial condition of the Company.

Report of Independent Registered Public Accounting Firm

To the Board of Directors and Stockholder of

New York Life Insurance and Annuity Corporation:

In our opinion, the accompanying consolidated statement of financial position and the related consolidated statements of operations, of comprehensive income, of stockholder’s equity and of cash flows present fairly, in all material respects, the financial position of New York Life Insurance and Annuity Corporation and its subsidiaries (the “Company”) at December 31, 2012 and 2011, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2012 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As discussed in Note 3 to the consolidated financial statements, the Company changed the manner in which it accounts for the deferral of acquisition costs.

As disclosed in Note 14 to the consolidated financial statements, the Company has significant transactions with New York Life Insurance Company and its affiliates. Because of these relationships, it is possible that the terms of the transactions are not the same as those that would result from transactions among wholly unrelated parties.

PricewaterhouseCoopers LLP

March 14, 2013

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(NYLIAC) NI070

PART C. OTHER INFORMATION

ITEM 26.	EXHIBITS
(a)	Board of Directors Resolution

Resolution of the Board of Directors of NYLIAC establishing the Separate Account - Previously filed as Exhibit (1) to Registrant’s initial Registration Statement on Form S-6, re-filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (1) to Registrant’s Post-Effective Amendment No. 4 on Form S-6, and incorporated herein by reference.

(b)	Custodian Agreements. Not applicable.

(c)	Underwriting Contracts.

(c)(1)	Distribution Agreement between NYLIFE Distributors Inc. and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (3)(a) to Registrant’s Pre-Effective Amendment No. 1 on Form S-6 (File No. 333-07617) filed 1/2/97 and incorporated herein by reference.

(c)(2)	Form of Sales Agreement, by and between NYLIFE Distributors Inc., as Underwriter, NYLIAC as Issuer, and Dealers - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (3)(b) to Registrant’s Pre-Effective Amendment No. 1 on Form S-6 (File No. 333-07617), filed 1/2/97 and incorporated herein by reference.

(c)(3)	Distribution and Underwriting Agreement, dated April 27, 2006, between New York Life Insurance and Annunity Corporation and NYLIFE Distributors LLC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (c)(3) to Post Effective Amendment No. 16 to the registration statement on Form N-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-48300), filed 8/15/06 and incorporated herein by reference.

(d)	Contracts.

(d)(1)	Form of Policy for Corporate Executive Accumulator Variable Universal Life Insurance Policy (No. 309-20) - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (d)(1) to the initial registration statement on Form N-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-161336) filed 8/13/09 and incorporated herein by reference.

(d)(2)	Form of Supplementary Term Rider for Corporate Executive Accumulator Variable Universal Life Insurance Policy (No. 309-360) - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (d)(2) to the initial registration statement on Form N-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-161336) filed 8/13/09 and incorporated herein by reference.

(d)(3)	Form of Overloan Protection Rider for Corporate Executive Accumulator Variable Universal Life Insurance Policy (No. 309-994) - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (d)(3) to the initial registration statement on Form N-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-161336) filed 8/13/09 and incorporated herein by reference.

(d)(4)	Spouse’s Paid-Up Insurance Purchase Option (SPPO) Rider - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (d)(4) to Pre-Effective Amendment No. 1 to the registration statement on Form N-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-161336) filed 11/16/09 and incorporated herein.

(e)	Applications.

(e)(1)	Form of Application for a policy for Corporate Executive Series Variable Universal Life Policy (No. 304-650) - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (e)(1) to the initial registration statement on Form N-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-161336) filed 8/13/09 and incorporated herein by reference.

(e)(2)	Form of Application for a policy for Corporate Executive Series Variable Universal Life Policy (No. 209-500) - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (e(2) to the initial registration statement on Form N-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-161336) filed 8/13/09 and incorporated herein by reference.

(f)	Depositor’s Certificate of Incorporation and By-Laws.

(f)(1)	Restated Certificate of Incorporation of NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (6)(a) to Registrant’s initial Registration Statement on Form S-6 (File No. 333-07617), filed 7/3/96 and incorporated herein by reference.

(f)(1)(a)	Amendment and Restated Certificate of Incorporation of NYLIAC (executed May 1, 2009)- Previously filed as Exhibit 6(a)(1) to the registration statement on Form N-4 for the NYLIAC MFA Separate Account - I (File No. 2-86083), filed 4/12/13 and incorporated herein by reference.

(f)(2)	By-Laws of NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (6)(b) to Registrant’s initial Registration Statement on Form S-6 (File No. 333-07617), filed 7/3/96 and incorporated herein by reference.

(f)(2)(a)	Amendments to By-Laws of NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (6)(b)(2) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Variable Universal Life Separate Account-I (File No. 333-39157) filed 4/3/98, and incorporated herein by reference.

(f)(2)(b)	Amended and Restated By-Laws of NYLIAC (executed May 1, 2009)- Previously filed as Exhibit 6(b)(3) to the registration statement on Form N-4 for the NYLIAC MFA Separate Account - I (File No. 2-86083), filed 4/12/13 and incorporated herein by reference.

(g)	Reinsurance Contracts.

(g)(1)	Automatic Reinsurance Agreement between NYLIAC and Certain Reinsurers Relating to Certain NYLIAC Variable Universal Life Policies - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (g)(1) to Post-Effective Amendment No.6 to the registration statement on Form N-6 for NYLIAC Variable Universal Life Separate Account-I (File No. 333-48300), filed 4/18/03 and incorporated herein by reference.

(h)	Participation Agreements.

(h)(1)	Stock Sale Agreement between NYLIAC and MainStay VP Series Fund, Inc. (formerly New York Life MFA Series Fund, Inc.) - Previously filed as Exhibit 1.(9) to Registrant’s Pre-Effective Amendment No. 1 on Form S-6, refiled as Exhibit (9)(a) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-07617), filed 1/2/97 and incorporated herein by reference.

(h)(2)	Participation Agreement among Acacia Capital Corporation, Calvert Asset Management Company, Inc. and NYLIAC, as amended - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit 1.(9)(b)(1) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-07617) filed 1/2/97, and incorporated herein by reference.

(h)(3)	Participation Agreement among The Alger American Fund, Fred Alger and Company, Incorporated and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit 1.(9)(b)(2) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-07617) filed 1/2/97, and incorporated herein by reference.

(h)(4)	Participation Agreement between Janus Aspen Series and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit 1.(9)(b)(3) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-07617) filed 1/2/97, and incorporated herein by reference.

(h)(5)	Participation Agreement among Morgan Stanley Universal Funds, Inc., Morgan Stanley Asset Management Inc. and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit 1.(9)(b)(4) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-07617) filed 1/2/97, and incorporated herein by reference.

(h)(6)	Participation Agreement among Variable Insurance Products Fund, Fidelity Distributors Corporation and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (8)(f) to the Post-Effective Amendment No. 24 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-I (File No. 033-53342) filed 4/13/10, and incorporated herein by reference.

(h)(7)	Form of Participation Agreement among T. Rowe Price Equity Series, Inc., T. Rowe Price Associates, Inc. and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (8)(h) to Post-Effective Amendment No. 7 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-I (File No. 33-53342) filed 4/16/98, and incorporated herein by reference.

(h)(8)	Form of Participation Agreement among MFS Variable Insurance Trust, Massachusetts Financial Services Company and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (8)(j) to Post-Effective Amendment No. 7 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-I (File No. 33-53342), and incorporated herein by reference.

(h)(9)	Form of Participation Agreement among Dreyfus Investment Portfolios. The Dreyfus Corporation, Dreyfus Service Corporation and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102 (e) as Exhibit (9)(r) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Variable Universal Life Separate Account-I (File No. 333-57210), filed 6/4/01 and incorporated herein by reference.

(h)(10)	Form of Substitution Agreement among NYLIAC, MainStay Management LLC, and New York Life Investment Management LLC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102 (e) as Exhibit (9)(s) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Variable Universal Life Separate Account-I (File No. 333-57210), filed 6/4/01 and incorporated herein by reference.

(h)(11)	Form of Participation Agreement among American Century Variable Portfolios, Inc.; American Century Investment Management, Inc.; American Century Investment Services, Inc.; American Century Services Corporation; and NYLIAC - Previously filed in accordance with Regulation S-T, 19 CFR 232.102(e) as Exhibit (9)(b)(12) to Post-Effective Amendment No. 3 to the registration statement on Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-48300), filed 4/10/02 and incorporated herein by reference.

(h)(12)	Form of Participation Agreement by and among Deutsche Asset Management VIT Funds, Deutsche Management, Inc. and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (9)(b)(13) to Post-Effective Amendment No. 4 to the registration statement on Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-1 (File No. 333-48300), filed 12/23/02 and incorporated herein by reference.

(h)(13)	Form of Participation Agreement among Lord Abbett Series Fund, Inc.; Lord, Abbett & Co.; Lord Abbett Distributor LLC; and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (9)(b)(11) to Registrant’s Post-Effective Amendment No. 2 to the registration statement on Form-N-6 (File No. 333-48300), filed 4/10/02 and incorporated herein by reference.

(h)(14)	Amendment dated 9/27/02 to Stock Sale Agreement dated 6/4/93 between NYLIAC and MainStay VP Series Fund, Inc. - Previously filed in accordance with Regulation S-T, 17 CFR 232.102 (e) as Exhibit (8)(m) to Post-Effective Amendment No. 18 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-III (File No. 33-87382), filed 4/9/03 and incorporated herein by reference.

(h)(15)	Form of Participation Agreement among Van Eck Worldwide Insurance Trust, Van Eck Associates Corporation and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (8)(i) to Post-Effective Amendment No. 7 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-I (File No. 033-53342), filed 4/16/98 and incorporated herein by reference.

(h)(16)	Form of Participation Agreement among NYLIAC, PIMCO Variable Insurance Trust and PIMCO Advisors Distributors LLC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (h)(17) to Post-Effective Amendment No. 9 to the registration statement on Form N-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-48300), filed 4/14/04 and incorporated herein by reference.

(h)(17)	Form of Participation agreement among Lazard Retirement Series, Inc., Lazard Asset Management LLC, Lazard Asset Management Securities LLC and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (h)(18) to Post-Effective Amendment No. 10 to the registration statement on Form N-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-57210), filed 6/24/04 and incorporated herein by reference.

(h)(18)	Form of Participation Agreement among Royce Capital Fund, Royce & Associates, LLC and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (h)(19) to Post-Effective Amendment No. 10 to the registration statement on Separate Account-I (File No. 333-48300), filed 6/24/04 and incorporated herein by reference.

(h)(19)	Participation Agreement dated 6/15/05 among Davis Variable Account Fund, Inc., Davis Distributors, LLC, Davis Select Advisers, L.P., and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (h)(20) to Post-Effective Amendment No. 12 to the registration statement on Form N-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-48300), filed 7/26/05 and incorporated herein by reference.

(h)(20)	Participation Agreement among Baron Capital Funds Trust, Baron Capital, Inc. and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (h)(21) to Post-Effective Amendment No. 12 to the registration statement on Form N-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-48300), filed 7/26/05 and incorporated herein by reference.

(h)(21)	Form of Participation Agreement by and among AIM Variable Insurance Funds, AIM Distributors, Inc. and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (h)(22) to Post-Effective Amendment No. 13 to the registration statement on Form N-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-48300), filed September 15, 2005 and incorporated herein by reference.

(h)(22)	Participation Agreement among New York Life Insurance and Annuity Corporation, MainStay VP Series Fund, Inc., and New York Life Investment Management LLC dated 10/7/04 - Previously filed in accordance with Regulation S-T, 17 CFR 232.102 (e) as Exhibit (8)(y) to Post-Effective Amendment No. 20 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account I (File No. 033-53342), filed 4/10/06 and incorporated herein by reference.

(h)(23)	Form of Participation Agreement, dated August 14, 2006, among New York Life Insurance and Annuity Corporation, American Funds Insurance Series and Capital Research and Management Company - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit(h)(24) to Post Effective Amendment No. 16 to the registration statement on Form N-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-48300), filed 8/15/06 and incorporated herein by reference.

(h)(24)	Form of Participation Agreement, dated August 14, 2006, among New York Life Insurance and Annuity Corporation, Delaware VIP Trust, Delaware Management Company, and Delaware Distributors, L.P. - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (h)(25) to Post Effective Amendment No. 16 to the registration statement on Form N-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-48300), filed 8/15/06 and incorporated herein by reference.

(h)(25)	Form of Participation Agreement, dated May 1, 2007, among New York Life Insurance and Annuity Corporation, AllianceBernstein L.P. and AllianceBernstein Investments, Inc. - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (h)(26) to Post Effective Amendment No. 17 to the registration statement on Form N-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-48300), filed 4/18/07 and incorporated herein by reference.

(h)(26)	Form of Participation Agreement, dated May 1, 2007, among New York Life Insurance and Annuity Corporation, DWS Variable Series I, DWS Variable Series II, and DWS Investments VIT Funds, DWS Scudder Distributors, Inc. and Deutsche Investment Management Americas Inc. - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (h)(27) to Post Effective Amendment No. 17 to the registration statement on Form N-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-48300), filed 4/18/07 and incorporated herein by reference.

(h)(27)	Form of Participation Agreement, dated June 5, 2007, among New York Life Insurance and Annuity Corporation, Lincoln Variable Insurance Products Trust, Lincoln Distributors, Inc. and Lincoln Investment Advisors Corporation - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (h)(28) to Post Effective Amendment No. 18 to the registration statement on Form N-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-48300), filed 6/5/07 and incorporated herein by reference.

(h)(28)	Participation Agreement, dated May 1, 2007, among New York Life Insurance and Annuity Corporation, OppenheimerFunds, Inc. and Oppenheimer Variable Account Funds - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (h)(29) to Post Effective Amendment No. 18 to the registration statement on Form N-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-48300), filed 6/5/07 and incorporated herein by reference.

(h)(29)	Participation Agreement, Amended and Restated, dated May 1, 2009, among MFS Variable Insurance Trust, MFS Variable Insurance Trust II, New York Life Insurance and Annuity Corporation and MFS Fund Distributors, Inc. - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (h)(30) to Pre-Effective Amendment No. 1 to the registration statement on Form N-6 for NYLIAC Variable Universal Life Separate Account-1 (File No. 333-161336), filed 11/16/09 and incorporated herein by reference.

(h)(30)	Fund Participation Agreement, dated March 15, 2012, among New York Life Insurance and Annuity Corporation; ING Investments Distributor, LLC; ING Investments, LLC and ING Variable Portfolios, Inc. - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (h)(30) to Post-Effective Amendment No. 28 to the registration statement on Form N-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-48300), filed 4/18/12 and incorporated herein by reference.

(h)(31)	Fund Participation Agreement, dated October 28, 2011, between Northern Lights Variable Trust, Northern Lights Distributors, LLC, ValMark Advisers, Inc. and New York Life Insurance and Annuity Corporation - Previously filed in accordance with Regulation S-T 17 CFR 232.102(e) as Exhibit (h)(29) to Post-Effective Amendment No. 27 to the registration statement on Form N-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account – I (File No. 333-48300), filed 12/6/11 and incorporated herein by reference.

(h)(32)	Participation Agreement, dated March 21, 2012, among New York Life Insurance and Annuity Corporation; DFA Dimensions Group Inc.; Dimensional Fund Advisors LP, and DFA Securities LLC - Previously filed in accordance with Regulation S-T 17 CFR 232.102(e) as Exhibit (h)(31) to Post-Effective Amendment No. 44 to the registration statement on Form N-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account – I (File No. 333-48300), filed 11/8/13 and incorporated herein by reference.

(i)	Administrative Contracts.

(i)(1)	Service Agreement between Fred Alger Management, Inc. and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (i)(1) to Post-Effective Amendment No. 6 to the registration statement on Form N-6 for NYLIAC Variable Universal Life Separate Account-1 (File No. 333-79309), filed 1/21/03 and incorporated herein by reference.

(i)(2)	Administrative Services Agreement between Dreyfus Corporation and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (i)(2) to Post-Effective Amendment No. 6 to the registration statement on Form N-6 for NYLIAC Variable Universal Life Separate Account-1 (File No. 333-79309), filed 1/21/03 and incorporated herein by reference.

(i)(3)	Administrative Services Agreement between Janus Capital Corporation and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (i)(3) to Post-Effective Amendment No. 6 to the registration statement on Form N-6 for NYLIAC Variable Universal Life Separate Account-1 (File No. 333-79309), filed 1/21/03 and incorporated herein by reference.

(i)(4)	Services Agreement between New York Life Investment Management LLC and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (i)(4) to Post-Effective Amendment No. 6 to the registration statement on Form N-6 for NYLIAC Variable Universal Life Separate Account-1 (File No. 333-79309), filed 1/21/03 and incorporated herein by reference.

(i)(5)	Administrative Services Agreement between T. Rowe Price Associates, Inc. and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (i)(5) to Post-Effective Amendment No. 6 to the registration statement on Form N-6 for NYLIAC Variable Universal Life Separate Account-1 (File No. 333-79309), filed 1/21/03 and incorporated herein by reference.

(i)(6)	Service Agreement between Fidelity Investments Institutional Operations Company, Inc. and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (i)(6) to Post-Effective Amendment No. 6 to the registration statement on Form N-6 for NYLIAC Variable Universal Life Separate Account-1 (File No. 333-79309), filed 1/21/03 and incorporated herein by reference.

(i)(7)	Service Agreement between American Century Investment Services, Inc. and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (i)(7) to Post-Effective Amendment No. 3 to the registration statement on Form N-6 for NYLIAC Variable Universal Life Separate Account-1 (File No. 333-57210), filed 2/12/03 and incorporated herein by reference.

(i)(8)	Administrative Services Agreement between Massachusetts Financial Services Company and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (i)(8) to Post-Effective Amendment No. 3 to the registration statement on Form N-6 for NYLIAC Variable Universal Life Separate Account-1 (File No. 333-57210), filed 2/12/03 and incorporated herein by reference.

(i)(9)	Service Agreement between Lord Abbett Series Fund, Inc. and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (i)(9) to Post-Effective Amendment No. 5 to the registration statement on Form N-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-48300), filed 2/20/03 and incorporated herein by reference.

(i)(10)	Service Agreement between Deutsche Asset Management, Inc. and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (i)(10) to Post-Effective Amendment No. 5 to the registration statement on Form N-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-48300), filed 2/20/03 and incorporated herein by reference.

(i)(11)	Addendum to the Participation Agreement among Calvert Variable Series, Inc., Calvert Asset Management Company, Inc. and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (I)(11) to Post-Effective Amendment No. 3 to the registration statement on Form N-6 for NYLIAC Variable Universal Life Separate Account-1 (File No. 333-57210), filed 2/12/03 and incorporated herein by reference.

(i)(12)	Distribution and Servicing Agreement between Lazard Retirement Series, Inc. and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (i)(12) to Post-Effective Amendment No. 11 to the registration statement on Form N-4 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-48300), filed 4/18/05 and incorporated herein by reference.

(i)(13)	Services Agreement between PIMCO Variable Insurance Trust and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (i)(13) to Post-Effective Amendment No. 10 to the registration statement on Form N-4 for NYLIAC Variable Universal Life Separate Account-I (File No. 333-57210), filed 4/13/05 and incorporated herein by reference.

(i)(14)	Services Agreement between Pacific Investment Management Company LLC and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (i)(14) to Post-Effective Amendment No. 10 to the registration statement on Form N-4 for NYLIAC Variable Universal Life Separate Account-I (File No. 333-57210), filed 4/13/05 and incorporated herein by reference.

(i)(15)	Administrative Services Letter of Agreement by and between Royce & Associates, LLC and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (8)(u) to Post-Effective Amendment No. 18 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-I (File No. 033-53342), filed 4/12/05 and incorporated herein by reference.

(i)(16)	Administrative Services and Distribution Services Agreement by and between Baron Capital Funds Trust and NYLIAC and dated August 1, 2005 - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (i)(16) to Post-Effective Amendment No. 13 to the registration statement on Form N-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-48300), filed September 15, 2005 and incorporated herein by reference.

(i)(17)	Service Agreement by and between Davis Variable Account Fund, Inc., and NYLIAC and dated August 1, 2005 - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (i)(17) to Post-Effective Amendment No. 13 to the registration statement on Form N-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-48300), filed September 15, 2005 and incorporated herein by reference.

(i)(18)	Form of Service Agreement by and between AIM Advisors, Inc. and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (i)(18) to Post-Effective Amendment No. 13 to the registration statement on Form N-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-48300), filed September 15,2005 and incorporated herein by reference.

(i)(19)	Administrative Services Agreement between New York Life Investment Management LLC and NYLIAC dated 1/1/05 - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (8)(w) to Post-Effective Amendment No. 20 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-I (File No. 033-53342), filed 4/10/06 and incorporated herein by reference.

(i)(20)	Administrative and Shareholder Services Letter of Agreement dated January 15, 1998 between Van Eck Worldwide Insurance Trust and NYLIAC - Previously filed in accordance with Regulation S-T,17 CFR 232.102(e) as Exhibit (i)(9) to Registrant’s Post-Effective Amendment No. 11 to the Registration Statement on Form N-6 (File No. 333-79309), filed September 13, 2005 and incorporated herein by reference.

(i)(21)	Form of Business Agreement, dated August 14, 2006, among New York Life Insurance and Annuity Corporation, American Funds Distributors, Inc., and Capital Research and Management Company - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (i)(21) to Post Effective Amendment No. 16 to the registration statement on Form N-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-48300), filed 8/15/06 and incorporated herein by reference.

(i)(22)	Form of Administrative Services Agreement, dated May 1, 2007, between Delaware Distributors L.P. and New York Life Insurance and Annuity Corporation, - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (i)(22) to Post Effective Amendment No. 17 to the registration statement on Form N-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-48300), filed 4/18/07 and incorporated herein by reference.

(i)(23)	Form of Administrative Services Agreement, dated May 1, 2007, among New York Life Insurance and Annuity Corporation, AllianceBernstein L.P. and AllianceBernstein Investments, Inc. - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (i)(23) to Post Effective Amendment No. 17 to the registration statement on Form N-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-48300), filed 4/18/07 and incorporated herein by reference.

(i)(24)	Form of Administrative Services and Revenue Sharing Agreement, dated May 1, 2007, between New York Life Insurance and Annuity Corporation and OppenheimerFunds, Inc. - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (i)(24) to Post Effective Amendment No. 18 to the registration statement on Form N-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-48300), filed 6/5/07 and incorporated herein by reference.

(i)(25)	Administrative Services Agreement dated June 5, 2007 between Lincoln Investment Advisors Corporation and New York Life Insurance and Annuity Association - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (i)(25) to Post-Effective Amendment No. 19 to the registration statement on Form N-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-48300), filed 12/12/07 and incorporated herein by reference.

(i)(26)	Amended and Restated Administrative Services Agreement between New York Life Investment Management LLC and NYLIAC, dated February 17, 2012 – Previously filed in accordance with Regulation S-T 17 CFR 232.102(e) as Exhibit (8)(c)(c) to Post-Effective Amendment No. 26 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account – I (File No. 033-53342), filed 4/11/12 and incorporated herein by reference.

(i)(27)	Amended and Restated 12b-1 Plan Services Agreement for the Service Class Shares of the MainStay VP Funds Trust between NYLIFE Distributors LLC and NYLIAC, dated April 29, 2011 - Previously filed in accordance with Regulation S-T 17 CFR 232.102(e) as Exhibit (8)(d)(d) to Post-Effective Amendment No. 26 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account – I (File No. 033-53342), filed 4/11/12 and incorporated herein by reference.

(i)(28)	Distribution Services Agreement, dated October 28, 2011, between Northern Lights Variable Trust, Northern Lights Distributors, LLC, ValMark Advisers, Inc. and New York Life Insurance and Annuity Corporation - Previously filed in accordance with Regulation S-T 17 CFR 232.102(e) as Exhibit (i)(26) to Post-Effective Amendment No. 27 to the registration statement on Form N-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account – I (File No. 333-48300), filed 12/6/11 and incorporated herein by reference.

(j)	Other Material Contracts.

(j)(1)	Powers of Attorney for Christopher T. Ashe, Director and Senior Vice President of NYLIAC — Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (j)(1) to Post-Effective Amendment No. 30 to the registration statement on Form N-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-48300), filed 11/8/2013 and incorporated herein by reference.

(j)(2)	Powers of Attorney for Christopher O. Blunt, Director and Executive Vice President of NYLIAC — Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (j)(2) to Post-Effective Amendment No. 30 to the registration statement on Form N-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-48300), filed 11/8/2013 and incorporated herein by reference.

(j)(3)	Powers of Attorney for Frank M. Boccio, Director and Executive Vice President of NYLIAC — Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (j)(3) to Post-Effective Amendment No. 30 to the registration statement on Form N-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-48300), filed 11/8/2013 and incorporated herein by reference.

(j)(4)	Powers of Attorney for John T. Fleurant, Director, Executive Vice President & Chief Financial Officer of NYLIAC — Previously filed in accordance with Regulation S-T, 17CFR 232.102(e) as Exhibit (j)(4) to Post-Effective Amendment No. 30 to the registration statement on Form N-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-48300), filed 11/8/2013 and incorporated herein by reference.

(j)(5)	Powers of Attorney for Robert M. Gardner, Director and Vice President of NYLIAC — Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (j)(5) to Post-Effective Amendment No. 30 to the registration statement on Form N-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-48300), filed 11/8/2013 and incorporated herein by reference.

(j)(6)	Powers of Attorney for John Y. Kim, Director and Executive Vice President of NYLIAC — Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (j)(6) to Post-Effective Amendment No. 30 to the registration statement on Form N-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-48300), filed 11/8/2013 and incorporated herein by reference.

(j)(7)	Powers of Attorney for Steven D. Lash, Director and Senior Vice President of NYLIAC — Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (j)(7) to Post-Effective Amendment No. 30 to the registration statement on Form N-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-48300), filed 11/8/2013 and incorporated herein by reference.

(j)(8)	Powers of Attorney for Drew E. Lawton, Director and Senior Vice President of NYLIAC — Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (j)(8) to Post-Effective Amendment No. 30 to the registration statement on Form N-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-48300), filed 11/8/2013 and incorporated herein by reference.

(j)(9)	Powers of Attorney for Theodore A. Mathas, Chairman and President of NYLIAC — Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (j)(9) to Post-Effective Amendment No. 30 to the registration statement on Form N-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-48300), filed 11/8/2013 and incorporated herein by reference.

(j)(10)	Powers of Attorney for Angelo J. Scialabba, Vice President and Controller of NYLIAC — Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (j)(10) to Post-Effective Amendment No. 30 to the registration statement on Form N-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-48300), filed 11/8/2013 and incorporated herein by reference.

(j)(11)	Powers of Attorney for Arthur H. Seter, Director and Senior Vice President of NYLIAC — Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (j)(11) to Post-Effective Amendment No. 30 to the registration statement on Form N-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-48300), filed 11/8/2013 and incorporated herein by reference.

(j)(12)	Powers of Attorney for Joel M. Steinberg, Director and Senior Vice President of NYLIAC — Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (j)(12) to Post-Effective Amendment No. 30 to the registration statement on Form N-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-48300), filed 11/8/2013 and incorporated herein by reference.

(j)(13)	Powers of Attorney for Susan A. Thrope, Director of NYLIAC — Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (j)(13) to Post-Effective Amendment No. 30 to the registration statement on Form N-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-48300), filed 11/8/2013 and incorporated herein by reference.

(k)	Legal Opinion.

Opinion and consent of Thomas F. English, Esq. - Filed herewith.

(l)	Actuarial Opinion.

Opinion and consent of Brian Kwei Actuary- Filed herewith.

(m)	Calculation.

(m)	Sample Calculation of Illustrations for Corp Exec Accumulator VUL - Filed herewith.

(n)	Other Opinions.

Consent of PricewaterhouseCoopers LLP - Filed herewith.

(o)	Omitted Financial Statements.

Not applicable.

(p)	Initial Capital Agreements.

Not applicable.

(q)	Redeemability Exemption.

(q)

Memorandum describing NYLIAC’s Issuance, Transfer and Redemption Procedures for the Policy pursuant to

Rule 6e - 3(T)(b)(12)(iii) - Previously filed as Exhibit(q) to Registrant’s Pre-Effective Amendment No. 1 on Form N-6 (File No. 333-161336), filed 11/16/10 and incorporated herein by reference.

ITEM 27.    DIRECTORS AND OFFICERS OF THE DEPOSITOR

The principal business address of each director and officer of NYLIAC is 51 Madison Avenue, New York, NY 10010.

Name:	Title:
Mathas, Theodore A.	Chairman & President
Blunt, Christopher O.	Executive Vice President & President Insurance Group
Boccio, Frank M.	Executive Vice President
Fleurant, John T.	Executive Vice President & Chief Financial Officer
Kim, John Y.	Executive Vice President & President Investments Group
Pfaff, Mark W.	Executive Vice President
Ashe, Christopher	Senior Vice President
Banaszek, Annamaria	Senior Vice President
Bennett, Joseph M.	Senior Vice President
Berlin, Scott L.	Senior Vice President
Cole, Thomas	Senior Vice President
Del Secolo, Michael	Senior Vice President & Chief Technology Officer
DeSanto, Craig L.	Senior Vice President & Actuary
DiMella, Robert A.	Senior Vice President
DiRago, John C.	Senior Vice President
English, Thomas F.	Senior Vice President & Chief Legal Officer
Ericksen, Susan B.	Senior Vice President & Chief Information Officer
Fisher, Stephen P.	Senior Vice President
Girard, Thomas J.	Senior Vice President
Grove, Matthew M.	Senior Vice President
Hebron, Robert J.	Senior Vice President
Hendry, Thomas A.	Senior Vice President & Treasurer
Lash, Steven D.	Senior Vice President
Lawton, Drew E.	Senior Vice President
Loffredo, John M.	Senior Vice President
Malloy, Anthony R.	Senior Vice President
McInerney, Barbara J.	Senior Vice President & Chief Compliance Officer
Oleske, Michael M.	Senior Vice President & Chief Tax Counsel
Paternoster, Susan L.	Senior Vice President
Pell, Gideon A.	Senior Vice President
Phlegar, Jeffrey S.	Senior Vice President
Roberts, Dan C.	Senior Vice President
Rocchi, Gerard A.	Senior Vice President
Senser, Jerrold K.	Senior Vice President
Seter, Arthur H.	Senior Vice President & Chief Investment Officer
Shively, George S.	Senior Vice President
Steinberg, Joel M.	Senior Vice President, Chief Risk Officer & Chief Actuary
Talgo, Mark W.	Senior Vice President
Warren, Julia A.	Senior Vice President
Abramo, Stephen	Vice President
Ascione, Mitchell P.	Vice President
Attias, Steven	Vice President & Chief Information Security Officer
Bain, Karen A.	Vice President - Tax
Bartlett, Judy R.	Vice President & Associate Legal Officer
Barton, Jacqueline M.	Vice President
Bonvouloir, John	Vice President
Brill, Elizabeth	Vice President & Actuary
Carbone, Jeanne M.	Vice President
Carey, Christopher H.	Vice President
Chen, Roger	Vice President
Cohen, Louis N.	Vice President
Cristallo, James J.	Vice President & Actuary
Cunningham, Paul K.	Vice President
DeToro, Karen J.	Vice President
Dial, Robert H.	Vice President
Diaz, Mayra L.	Vice President
Donnelly, Kathleen A.	Vice President
Dubrow, Michael G.	Vice President
Feinstein, Jonathan	Vice President
Ferguson, Robert E.	Vice President
Ferraro, Anthony	Vice President & Actuary
Fitzgerald, Edward J.	Vice President
Fong, Michael	Vice President & Actuary
Frawley, Stephanie A.	Vice President
Furlong, Brian	Vice President
Gangemi, Thomas J.	Vice President
Gardner, Robert M.	Vice President
Goldstein, Ross M.	Vice President
Grecco, Nicholas	Vice President
Greene, Paul G.	Vice President
Hamrick, Jane L.	Vice President & Actuary
Hoffman, Eric S.	Vice President
Huang, Dylan W.	Vice President & Actuary
Hynes, Joseph E.	Vice President
Hynes, Robert J.	Vice President
Karmen, Robert	Vice President & Associate Legal Officer
Kimble, Michael	Vice President
Koltisko, Joseph D.	Vice President
Kraus, Linda M.	Vice President
Kravitz, Jodi L.	Vice President & Actuary
Lackey, Michael P.	Vice President
Lamp, Karen J.	Vice President & Associate Legal Officer
Leber, Richard B.	Vice President, Associate Legal Officer & Assistant Secretary
Lenz, Scott L.	Vice President & Associate Tax Counsel
Loutrel, Brian C.	Vice President & Chief Privacy Officer
Lynn, Eric J.	Vice President & Actuary
Marinaccio, Ralph S.	Vice President
McDermott, Gail A.	Vice President
McGinnis, Timothy M.	Vice President
McNamara, Stephen J.	Vice President & Actuary
Moffitt, Eric A.	Vice President
Morris, Ryan J.	Vice President & Actuary
Multer, Corey B.	Vice President
Murphy, Marijo F.	Vice President
Nachman, Charles E.	Vice President
Navarro, Kathleen	Vice President
Pasyanos, Nicholas	Vice President & Actuary
Perry, Valerie L.	Vice President - Underwriting
Petty, Mike	Vice President
Quartararo, Paul	Vice President & Chief Medical Officer
Reimer, Linda M.	Vice President & Associate Legal Officer
Rubin, Janis C.	Vice President
Rzad, Amaury J.	Vice President
Schwartz, Richard C.	Vice President & Actuary
Scialabba, Angelo J.	Vice President
Seewald, Scott R.	Vice President
Shannon, Joseph J.	Vice President
Silber, Irwin	Vice President & Actuary
Smith, Kevin M.	Vice President
Sorg, Thomas C.	Vice President
Suryapranata, Monica	Vice President & Actuary
Tate, William P.	Vice President
Troeller, Thomas J.	Vice President & Actuary
Vaccaro, John	Vice President
Wagenseil, Taylor	Vice President
Wagner, Robin M.	Vice President
Walsh, Richard M.	Vice President
Weinstein, Scott W.	Vice President
Wion, Matthew D.	Vice President & Actuary
Yashnyk, Michael A.	Vice President
Zeng, Paul	Vice President & Actuary
Tillotson, Sandra G.	Associate Legal Officer
Bidwell, Anna Louise	Associate Legal Officer & Secretary

ITEM 28.	PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH DEPOSITOR OR
REGISTRANT

The Depositor, NYLIAC, is a wholly-owned subsidiary of New York Life Insurance Company (“New York Life”). The Registrant is a segregated asset account of NYLIAC. The following chart indicates persons presumed to be controlled by New York Life(+), unless otherwise indicated. Subsidiaries of other subsidiaries are indented accordingly, and ownership is 100% unless otherwise indicated.

Name	Jurisdiction of Organization	Percent of Voting Securities Owned
ICAP Funds Inc.	Maryland
The MainStay Funds (1)	Massachusetts
MainStay VP Funds Trust (1)(2)	Maryland
MainStay Funds Trust	Delaware
New York Life Insurance and Annuity Corporation	Delaware
Pacific Square Investments LLC	Delaware
29 Park Investments No. 2 Limited	Cayman Islands
NYLIFE LLC	Delaware
Eagle Strategies LLC	Delaware

(1)	Registered investment company as to which New York Life and/or its subsidiaries perform one or more of the following services: investment management, administrative, distribution, transfer agency and underwriting services. It is not a subsidiary of New York Life and is included for informational purposes only.

(2)	New York Life Investment Management LLC serves as investment adviser to this entity, the shares of which are held of record by separate accounts of NYLIAC. New York Life disclaims any beneficial ownership and control of this entity. New York Life and NYLIAC as depositors of said separate accounts have agreed to vote their shares as to matters covered in the proxy statement in accordance with voting instructions received from holders of variable annuity and variable life insurance policies at the shareholders meeting of this entity. It is not a subsidiary of New York Life, but is included here for informational purposes only.

(+)	By including the indicated corporations in this list, New York Life is not stating or admitting that said corporations are under its actual control; rather, these corporations are listed here to ensure full compliance with the requirements of this Form N-6.

Name	Jurisdiction of Organization	Percent of Voting Securities Owned
(NYLIFE LLC subsidiaries cont.)
New York Life Capital Corporation	Delaware
NYL Management Limited	United Kingdom
NYLUK I Company	United Kingdom
NYLUK II Company	United Kingdom
Gresham Mortgage	United Kingdom
W Construction Company	United Kingdom
WUT	United Kingdom
WIM (AIM)	United Kingdom
New York Life Trust Company	New York
NYL Executive Benefits LLC	Delaware

Name	Jurisdiction of Organization	Percent of Voting Securities Owned
(NYLIFE LLC subsidiaries cont.)
NYLIFE Securities LLC	Delaware
NYLINK Insurance Agency Incorporated	Delaware

Name	Jurisdiction of Organization	Percent of Voting Securities Owned
Biris Holdings LLC	(Delaware)
NYL Wind Investments LLC	(Delaware)
New York Life Short Term Fund[1]	(New York)
NYLIFE Insurance Company of Arizona	(Arizona)
29 Park Investments No. 1 Limited	(Cayman Islands)
New York Life Insurance and Annuity Corporation	(Delaware)
Pacific Square Investments LLC	(Delaware)
29 Park Investments No. 2 Limited	(Cayman Islands)
New York Life Enterprises LLC	(Delaware)
SEAF Sichuan SME Investment Fund LLC	(Delaware)	(39.98%)
New York Life Insurance Taiwan Corporation	(Taiwan)
New York Life International Holdings Limited	(Mauritius)	(12%)	[2]
New York Life International India Fund (Mauritius) LLC	(Mauritius)	(92.97%)
NYL Cayman Holdings Ltd.	(Cayman Islands)
NYL Worldwide Capital Investments LLC	(Delaware)
NYLIFE Thailand, Inc.	(Delaware)
PMCC Ltd.	(Thailand)	(100%)
NYLI-VB Asset Management Co. (Mauritius) LLC	(Mauritius)	(90%)
Seguros Monterrey New York Life, S.A. de C.V.	(Mexico)	(99.998%)	[3]
Administradora de Conductos SMNYL, S.A. de C.V.	(Mexico)	(99%)
Agencias de Distribucion SMNYL, S.A. de C.V.	(Mexico)	(99%)
New York Life Investment Management Holdings LLC	(Delaware)
Institutional Capital LLC	(Delaware)
MacKay Shields LLC	(Delaware)
MacKay Shields Core Plus Opportunities Fund GP LLC	(Delaware)
MacKay Shields Core Plus / Opportunities Fund LP	(Delaware)
MacKay Municipal Managers Opportunities GP LLC	(Delaware)
MacKay Municipal Opportunities Master Fund, L.P.	(Delaware)
MacKay Municipal Opportunities Fund, L.P.	(Delaware)
MacKay Municipal Managers Credit Opportunities GP LLC	(Delaware)
MacKay Municipal Credit Opportunities Master Fund, L.P.	(Delaware)
MacKay Municipal Credit Opportunities Fund, L.P.	(Delaware)
MacKay Municipal Short Term Opportunities Fund GP LLC	(Delaware)
MacKay Municipal Short Term Opportunities Fund LP	(Delaware)
Plainview Funds plc	(Ireland)	(50%) (MacKay Shields Employee: 50%)
Plainview Funds plc – Emerging Markets Credit Portfolio	(Ireland)	(NYLIC 44.58%; NYLIAC 44.58%)
Plainview Funds plc – Flexible Bond Portfolio	(Ireland)	(NYLIC: 36.991; NYLIAC: 63.009%)
Plainview Funds plc – Unconstrained Bond Portfolio	(Ireland)	(NYLIC: 100%)
MacKay Shields Statutory Trust – High Yield Bond Series	(Connecticut)[9]
MacKay Shields High Yield Active Core Fund GP LLC	(Delaware)
MacKay Shields High Yield Active Core Fund LP	(Delaware)
MacKay Shields Credit Strategy Fund Ltd	(Cayman Islands)
MacKay Shields Defensive Bond Arbitrage Fund Ltd.	(Bermuda)	(18.64%)	[4]
MacKay Shields Core Plus Opportunities Fund Ltd.	(Cayman Islands)
MacKay Shields General Partner (L/S) LLC	(Delaware)
MacKay Shields Long/Short Fund LP	(Delaware)
MacKay Shields Long/Short Fund (Master) LP	(Delaware)
MacKay Shields Long/Short Fund (QP) LP	(Delaware)
MacKay Shields Long/Short Fund (Offshore) LP	(Cayman Islands)
MacKay Shields Credit Strategy Partners LP	(Delaware)
MacKay Shields Core Fixed Income Fund GP LLC	(Delaware)
MacKay Shields Core Fixed Income Fund LP	(Delaware)
MacKay Shields Income Opportunities Fund GP, LLC	(Delaware)
MacKay Shields Income Opportunities Delaware Fund, L.P.	(Delaware)
MacKay Shields Income Opportunities Master Fund I, L.P.	(Delaware)
MacKay Shields Income Opportunities Master Fund II, L.P.	(Delaware)
MacKay Shields Income Opportunities Master Fund III, L.P.	(Delaware)
MacKay Shields Income Opportunities SPV 2, LLC	(Delaware)
MacKay Shields (International) Ltd.	(UK) (“MSIL”)
MacKay Shields (Services) Ltd.	(UK) (“MSSL”)
MacKay Shields UK LLP	(UK)	(MSIL: 99%; MSSL: 1%)
MacKay Shields Global Derivatives LLC	(Delaware)
Madison Capital Funding LLC	(Delaware)
Faraday Holdings, LLC	(Delaware)	(17.75%)
Interior Specialists, Inc.	(California)
Heritage Interiors ISI, LLC	(Arizona)
SuperFloors ISI, LLC	(Washington)
Home Acres Holdings LLC	(Delaware)	(50%)
Home Acres Building Supply Co. LLC (“HASBC”)	(Michigan)
Kobrin Builder’s Supply Holdings, LLC (“KBSH”)	(Michigan)	(54.95%)
Kobrin Builders Supply, LLC	(Florida)	(KBSH: 99.9%; HABSC: 1%)
V-Line Logistics, LLC	(Indiana)
IDG Holdco, LLC	(Delaware)	(45.24%)
Identity Group Holdings Corp.	(Delaware)
Identity Group Holdings LLC	(Delaware)
Business Stationery LLC	(Ohio)
IDG, LLC	(Delaware)
SigLet, Inc.	(Delaware)
Redi-Tag Corporation	(California)
Graphics Systems, Inc.	(Kansas)
Scott Sign Systems, Inc.	(Florida)
AdMart Attractions, Inc.	(New York)
MCF Co-Investment GP, LLC	(Delaware)
MCF Co-Investment GP, LP	(Delaware)
Madison Capital Funding Co-Investment Fund, LP	(Delaware)
Madison Avenue Loan Fund GP LLC	(Delaware)
Madison Avenue Loan Fund LP	(Delaware)
MCF Fund I LLC	(Delaware)
PSA-MHF Acquisition, LLC	(Delaware)	(28.3%)	[11]
Warwick McAlester Holdings, LLC	(Delaware)
Chancellor Lane, LLC (dba Sullivan Flotation Systems, Inc)	(Delaware)
Electric Avenue, LLC (dba Atlantic-Meeco Holding, Inc.)	(Delaware)
WDC Liquidation Trust (Control is through MFC acting as Trustee-no voting)
MCF Capital Management LLC (“MCFCMLLC”)	(Delaware)
OFS Capital WM, LLC	(Delaware)[9]
MCF CLO I LLC	(Delaware)	(2.53%)	[9]
Kirkwood Fund II LLC	(Delaware)	(2.38%)	[9]
MCF CLO II LLC	(Delaware)[9]
LMF WF Portfolio I, LLC	(Delaware)[9]
Young America Holdings, LLC (“YAH”)	(Delaware)	(36.35%)	[9]
YAC.ECOM Incorporated	(Minnesota)
Young America, LLC (“YALLC”)	(Minnesota)
Global Fulfillment Services, Inc.	(Arizona)
SourceOne Worldwide, Inc.	(Minnesota)
YA Canada Corporation	(Nova Scotia, Canada)
Cornerstone Capital Management Holdings LLC	(Delaware)
Cornerstone Capital Management, LLC	(Delaware)	(51%)
Madison Square Investors Asian Equity Market Neutral Master Fund Ltd.	(Cayman Is.)
Cornerstone Capital Management Large-Cap Enhanced Index Fund GP, LLC	(Delaware)
Cornerstone Capital Management Large-Cap Enhanced Index Fund, L.P.	(Delaware)
GoldPoint Partners LLC	(Delaware)
New York Life Capital Partners, L.L.C.	(Delaware)
New York Life Capital Partners, L.P.	(Delaware)
New York Life Capital Partners II, L.L.C.	(Delaware)
New York Life Capital Partners II, L.P.	(Delaware)
New York Life Capital Partners III GenPar GP, LLC	(Delaware)
New York Life Capital Partners III GenPar, L.P.	(Delaware)
New York Life Capital Partners III, L.P.	(Delaware)
NYLCAP III RBG Corp.	(Delaware)
New York Life Capital Partners III-A, L.P.	(Delaware)
NYLCAP III-A RBG Corp.	(Delaware)
New York Life Capital Partners IV GenPar GP, LLC	(Delaware)
New York Life Capital Partners IV GenPar, L.P.	(Delaware)
New York Life Capital Partners IV, L.P.	(Delaware)
New York Life Capital Partners IV-A, L.P.	(Delaware)
GoldPoint Partners Co-Investment V GenPar GP LLC	(Delaware)
GoldPoint Partners Co-Investment V GenPar, L.P.	(Delaware)
GoldPoint Partners Co-Investment V, L.P.	(Delaware)
GoldPoint Partners Co-Investment V ECI Blocker Holdco A, LP	(Delaware)
GoldPoint Partners Co-Investment V ECI Blocker A, LP	(Delaware)
NYLCAP 2010 Co-Invest GenPar GP, LLC	(Delaware)
NYLCAP 2010 Co-Invest GenPar L.P.	(Delaware)
NYLCAP 2010 Co-Invest L.P.	(Delaware)
NYLCAP 2010 Co-Invest ECI Blocker Holdco A L.P.	(Delaware)
NYLCAP 2010 Co-Invest ECI Blocker A L.P.	(Delaware)
NYLCAP 2010 Co-Invest ECI Blocker Holdco B L.P.	(Delaware)
NYLCAP 2010 Co-Invest ECI Blocker B L.P.	(Delaware)
NYLCAP 2010 Co-Invest ECI Blocker Holdco C L.P.	(Delaware)
NYLCAP 2010 Co-Invest ECI Blocker C L.P.	(Delaware)
NYLCAP 2010 Co-Invest ECI Blocker Holdco D L.P.	(Delaware)
NYLCAP 2010 Co-Invest ECI Blocker D L.P.	(Delaware)
NYLCAP 2010 Co-Invest ECI Blocker Holdco E L.P.	(Delaware)
NYLCAP 2010 Co-Invest ECI Blocker E L.P.	(Delaware)
NYLCAP 2010 Co-Invest ECI Blocker Holdco F L.P.	(Delaware)
NYLCAP 2010 Co-Invest ECI Blocker F L.P.	(Delaware)
NYLCAP 2010 Co-Invest ECI Blocker Holdco G L.P.	(Delaware)
NYLCAP 2010 C0-Invest ECI Blocker G L.P.	(Delaware)
NYLCAP Canada GenPar Inc.	(Canada)
NYLCAP Select Manager Canada Fund, LP	(Canada)
NYLCAP Canada II GenPar Inc.	(Canada)
NYLCAP Select Manager Canada Fund II, L.P.	(Canada)
NYLIM Mezzanine GenPar GP, LLC	(Delaware)
NYLIM Mezzanine GenPar, LP	(Delaware)
New York Life Investment Management Mezzanine Partners, LP	(Delaware)
NYLIM Mezzanine Partners Parallel Fund, LP	(Delaware)
NYLIM Mezzanine Partners II GenPar GP, LLC	(Delaware)
NYLIM Mezzanine Offshore Partners II, LP	(Cayman Islands)
NYLIM Mezzanine Partners II GenPar, LP	(Delaware)
New York Life Investment Management Mezzanine Partners II, LP	(Delaware)
NYLIM Mezzanine II Luxco S.à.r.l.	(Luxembourg)
NYLIM Mezzanine Partners II Parallel Fund, LP	(Delaware)
NYLIM Mezzanine II Parallel Luxco S.à.r.l.	(Luxembourg)
Voice Holdco Ltd.	(Nova Scotia, Canada)	(27%)	[9]
Voice Holdings Ltd.	(Nova Scotia, Canada)
Voice Construction Ltd.	(Alberta, Canada)
Voice Construction Opco ULC	(Alberta, Canada)
NYLCAP Mezzanine Partners III GenPar GP, LLC	(Delaware)
NYLCAP Mezzanine Offshore Partners III-S GP, Limited	(Scotland)
NYLCAP Mezzanine Partners III GenPar, LP	(Delaware)
NYLCAP Mezzanine Partners III-K Fund, LP	(Delaware)
NYLCAP Mezzanine Offshore Partners III-S, LP	(Scotland)
NYLCAP Mezzanine Partners III, LP	(Delaware)
NYLCAP Mezzanine III Luxco S.à.r.l.	(Luxembourg)
NYLCAP Mezzanine Partners III Parallel Fund, LP	(Delaware)
NYLCAP Mezzanine Partners III 2012 Co-Invest, LP	(Delaware)
NYLCAP Mezzanine III 2012 Luxco S.à.r.l	(Luxembourg)
NYLCAP Mezzanine Partners III 2012 Co-Invest ECI Blocker Holdco A, LP	(Delaware)
NYLCAP Mezzanine Partners III 2012 Co-Invest ECI Blocker A, LP	(Delaware)
NYLCAP Mezzanine Offshore Partners III, L.P.	(Cayman Islands)
NYLCAP Select Manager GenPar GP, LLC	(Delaware)
NYLCAP Select Manager GenPar, LP	(Delaware)
NYLCAP Select Manager Fund, LP	(Delaware)
NYLCAP Select Manager Cayman Fund, LP	(Cayman Islands)
NYLCAP Select Manager II GenPar GP, LLC	(Delaware)
NYLCAP Select Manager II GenPar, L.P.	(Cayman Islands)
NYLCAP Select Manager Fund II, L.P.	(Cayman Islands)
NYLCAP India Funding LLC	(Delaware)
NYLIM-JB Asset Management Co., LLC	(Mauritius)	(24.66%)	[5]
New York Life Investment Management India Fund II, LLC	(Mauritius)
New York Life Investment Management India Fund (FVCI) II, LLC	(Mauritius)
NYLCAP India Funding III LLC	(Delaware)
NYLIM-Jacob Ballas Asset Management Co. III, LLC	(Mauritius)	(24.66%)	[6]
NYLIM Jacob Ballas India Fund III (Mauritius) LLC
NYLIM Jacob Ballas Capital India (FVCI) III (Mauritius) LLC
NYLIM Jacob Ballas India (FII) III (Mauritius) LLC
NYLCAP Holdings	(Mauritius)
Jacob Ballas Capital India PVT. Ltd.	(Mauritius)	(23.30%)
NYLIM Service Company LLC	(Delaware)
NYL Workforce GP LLC	(Delaware)
New York Life Investment Management LLC	(Delaware)
New York Life Investment Management	(U.K.) Limited (United Kingdom)
NYLIM Large Cap Enhanced Index Fund p.l.c.	(Ireland)
NYLIM Fund II GP, LLC	(Delaware)
NYLIM Real Estate Mezzanine Fund II, LP	(Delaware)
NYLIM-TND, LLC	(Delaware)
NYLIM-DCM, LLC	(Delaware)
NYLIM-MM, LLC	(Delaware)
DCM-N, LLC	(Delaware)	(80%)
DCM Warehouse Series A, LLC	(Delaware)
DCM Warehouse Series One, LLC	(Delaware)
Sixteen West Savannah, LLC	(Indiana)
Metropolis II Construction, LLC	(Delaware)
Streets Las Vegas, LLC	(Arizona)	(90%)
NYLIM RE Mezzanine Fund II Investment Corporation	(Delaware)
NYLIM-GCR Fund I, LLC	(Delaware)	(50%)
WFHG GP, LLC	(Delaware)	(50%)
Workforce Housing Fund I-2007 LP	(Delaware)
New York Life Investments International Limited	(Ireland)
NYLIFE Distributors LLC	(Delaware)
NYLIM Holdings NCVAD GP, LLC	(Delaware)
McMorgan Northern California Value Add/Development Fund I, L.P.	(Delaware)	(50%)
MNCVAD-IND Greenwood CA LLC	(Delaware)
Private Advisors L.L.C.	(Delaware)	(60%)
Alternative Fund LV, LLC	(Delaware)
Alternative Fund LV II, LLC	(Delaware)
Private Advisors Alternative Asset Fund LLC	(Delaware)
PACIF GP, LLC	Delaware)
Private Advisors Coinvestment Fund, LP	(Delaware)
PACIF II GP, LLC	Delaware)
Private Advisors Coinvestment Fund II LP	(Delaware)
PACIF III GP, LLC	(Delaware)
Private Advisors Coinvestment Fund III, LP	(Delaware)
Private Advisors Distressed Opportunities Fund, L.P.	(Delaware)
PA Hedged Equity Fund, L.P.	(Delaware)
Private Advisors Hedged Equity Fund (QP), L.P.	(Delaware)
Private Advisors Hedged Equity Master Fund	(Delaware)[7]
PAPEF GP, LLC	(Delaware)
Private Advisors Private Equity Fund, L.P.	(Delaware)
Private Advisors Income Fund, L.P.	(Delaware)
Private Advisors Small Company Buyout Fund, L.P.	(Delaware)
Small Company Buyout Blocker Corp.	(Delaware)
Small Company Buyout ECI, LP	(Delaware)
Small Company Buyout Holding, LP	(Delaware)
Private Advisors Alternative Small Company Buyout Fund, L.P.	(Delaware)
Private Advisors Small Company Buyout Fund II, L.P.	(Delaware)
PASCBF III GP, LLC	(Delaware)
Private Advisors Small Company Buyout Fund III, LP	(Delaware)
PASCBF IV GP, LLC	(Delaware)
Private Advisors Small Company Buyout Fund IV, LP	(Delaware)
PASCBF V GP, LLC	(Delaware)
Private Advisors Small Company Buyout Fund V, LP	(Delaware)
Private Advisors Stable Value Fund, Ltd.	(Cayman Islands)
Montpelier Carry Parent, LLC	(Delaware)	(PALLC: 50%; MCFCMLLC: 50%)
Montpelier Carry, LLC	(Delaware)
Montpelier GP, LLC	(Delaware)	(PALLC: 50%; MCFCMLLC: 50%)
Montpelier Fund, L.P.	(Delaware)
The Hedged Strategies Fund (QP), LP	(Delaware)
The Hedged Strategies Fund, L.P.	(Delaware)
The Hedged Strategies Master Fund	(Delaware)[8]
Cuyahoga Capital Partners I Management Group, LLC	(Delaware)
Cuyahoga Capital Partners I, L.P.	(Delaware)
Cuyahoga Capital Partners II Management Group LLC	(Delaware)
Cuyahoga Capital Partners II LP	(Delaware)
Cuyahoga Capital Partners III Management Group LLC	(Delaware)
Cuyahoga Capital Partners III LP	(Delaware)
Cuyahoga Capital Partners IV Management Group LLC	(Delaware)
Cuyahoga Capital Partners IV LP	(Delaware)
Cuyahoga Capital Emerging Buyout Partners Management Group LLC	(Delaware)
Cuyahoga Capital Emerging Buyout Partners LP	(Delaware)
Private Advisors Hedged Equity Fund, Ltd.	(Cayman Islands)	(0%)
Private Advisors Hedged Equity Fund (QP), Ltd.	(Cayman Islands)	(0%)
Private Advisors Hedged Equity Master Fund, Ltd.	(Cayman Islands)	(owned by two funds above)
PA Stable Value Fund, Ltd.	(Cayman Islands)	(0%)
Private Advisors Stable Value ERISA Fund, Ltd.	(Cayman Islands)	(0%)
Private Advisors Stable Value Master Fund, Ltd.	(Cayman Islands)	(owned by two funds above)
The Hedged Strategies Fund (QP), Ltd	(Cayman Islands)	(0%)
Madison Core Property Fund LLC	(Delaware)	(NYLIM is Non Member Manager)	[9]
MIREF 1500 Quail, LLC	(Delaware)
MIREF Mission Heritage, LLC	(Delaware)
MIREF Linpro Center, LLC	(Delaware)
MIREF Mill Creek, LLC	(Delaware)
MIREF Gateway, LLC	(Delaware)
MIREF Delta Court, LLC	(Delaware)
MIREF Seaside, LLC	(Delaware)
MIREF Zanker Road, LLC	(Delaware)
MIREF Fremont Distribution Center, LLC	(Delaware)
1101 Taylor Road LLC	(Delaware)
MIREF Century, LLC	(Delaware)
MIREF York Road, LLC	(Delaware)
York Road EW, LLC	(Delaware)	(64.8%)
York Road Retail West, LLC	(Delaware)	(64.8%)
2001 EW LLC	(Delaware)
2122 EW LLC	(Delaware)
MIREF Saddle River LLC	(Delaware)
Via Verde San Dimas, LLC	(Delaware)
MIREF DC Corp.	(Delaware)
MIREF L Street, LLC	(Delaware)
1901 L Street Corp.	(Delaware)
1901 L Street LLC	(District of Columbia)
MIREF Broadstone Uptown Lofts, LLC	(Delaware)
Texas Broadstone Uptown Lofts, L.P.	(Texas)
MIREF Newpoint Commons, LLC	(Delaware)
MIREF Carol Point, LLC	(Delaware)
MIREF Broadstone Westway Park, LLC	(Delaware)
Texas Broadstone Westway Park, L.P.	(Texas)
MIREF Northsight, LLC	(Delaware)
MIREF Riverside, LLC	(Delaware)
MIREF Corporate Woods, LLC	(Delaware)
MIREF Bedminster, LLC	(Delaware)
MIREF Barton’s Creek, LLC	(Delaware)
Barton’s Lodge Apartments, LLC	(Delaware)
MIREF Marketpointe, LLC	(Delaware)
MIREF 101 East Crossroads, LLC	(Delaware)
101 East Crossroads, LLC	(Delaware)
MIREF Waterview, LLC	(Delaware)
MIREF Chain Bridge, LLC	(Delaware)
1991 Chain Bridge Road, LLC	(Delaware)
MIREF Aptakisic, LLC	(Delaware)
Aptakisic Creek Corporate Park, LLC	(Delaware)
MIREF 250 Montgomery, LLC	(Delaware)
MIREF Hawthorne, LLC	(Delaware)
MIREF Auburn 277, LLC	(Delaware)
MIREF Sumner North, LLC	(Delaware)
MIREF Wellington, LLC	(Delaware)
MIREF Warner Center, LLC	(Delaware)
MADISON-IND Valley Business Park CA LLC	(Delaware)
MADISON-MF Duluth GA LLC	(Delaware)
MADISON-IND Assateague MD LLC	(Delaware)
MADISON-SP Assateague LLC	(Delaware)	(90%)
NYLIM Flatiron CLO 2003-1 Ltd.	(Cayman Islands)[9]
NYLIM Flatiron CLO 2003-1 Equity Holdings LLC, Series A	(Cayman Islands)
NYLIM Flatiron CLO 2004-1 Ltd.	(Cayman Islands)
NYLIM Flatiron CLO 2004-1 Equity Holdings LLC, Series A	(Cayman Islands)
NYLIM Flatiron CLO 2005-1 Ltd.	(Cayman Islands)
NYLIM Flatiron CLO 2005-1 Equity Holdings LLC, Series A	(Cayman Islands)
NYLIM Flatiron CLO 2006-1 Ltd.	(Cayman Islands)
NYLIM Flatiron CLO 2006-1 Equity Holdings LLC, Series A	(Cayman Islands)
Flatiron CLO 2007-1 Ltd.	(Cayman Islands)
NYLIM Flatiron CLO 2007-1 Equity Holdings LLC, Series A	(Cayman Islands)
Flatiron CLO 2011-1 Ltd.	(Cayman Islands)
Flatiron CLO 2012-1 Ltd.	(Cayman Islands)
Flatiron CLO 2013-1-Ltd.	(Cayman Islands)
Flatiron CLO 2013-2-Ltd.	(Cayman Islands)
Stratford CDO 2001-1 Ltd.	(Cayman Islands)
Silverado CLO 2006-II Limited	(Cayman Islands)
Silverado 2006-II Equity Holdings LLC, Series A	(Cayman Islands)
NYLIFE LLC	(Delaware)
Eagle Strategies LLC	(Delaware)
New York Life Capital Corporation	(Delaware)
NYL Management Limited	(United Kingdom)
New York Life Trust Company	(New York)
NYL Executive Benefits LLC	(Delaware)
NYLIFE Securities LLC	(Delaware)
NYLINK Insurance Agency Incorporated	(Delaware)
NYLUK I Company	(United Kingdom)
NYLUK II Company	(United Kingdom)
Gresham Mortgage	(United Kingdom)
W Construction Company	(United Kingdom)
WUT	(United Kingdom)
WIM (AIM)	(United Kingdom)
Silver Spring, LLC	(Delaware)
Silver Spring Associates, L.P.	(Pennsylvania)
SCP 2005-C21-002 LLC	(Delaware)
SCP 2005-C21-003 LLC	(Delaware)
SCP 2005-C21-006 LLC	(Delaware)
SCP 2005-C21-007 LLC	(Delaware)
SCP 2005-C21-008 LLC	(Delaware)
SCP 2005-C21-009 LLC	(Delaware)
SCP 2005-C21-017 LLC	(Delaware)
SCP 2005-C21-018 LLC	(Delaware)
SCP 2005-C21-021 LLC	(Delaware)
SCP 2005-C21-025 LLC	(Delaware)
SCP 2005-C21-031 LLC	(Delaware)
SCP 2005-C21-036 LLC	(Delaware)
SCP 2005-C21-041 LLC	(Delaware)
SCP 2005-C21-043 LLC	(Delaware)
SCP 2005-C21-044 LLC	(Delaware)
SCP 2005-C21-048 LLC	(Delaware)
SCP 2005-C21-061 LLC	(Delaware)
SCP 2005-C21-063 LLC	(Delaware)
SCP 2005-C21-067 LLC	(Delaware)
SCP 2005-C21-069 LLC	(Delaware)
SCP 2005-C21-070 LLC	(Delaware)
NYMH-Ennis GP, LLC	(Delaware)
NYMH-Ennis, L.P.	(Texas)
NYMH-Freeport GP, LLC	(Delaware)
NYMH-Freeport, L.P.	(Texas)
NYMH-Houston GP, LLC	(Delaware)
NYMH-Houston, L.P.	(Texas)
NYMH-Plano GP, LLC	(Delaware)
NYMH-Plano, L.P.	(Texas)
NYMH-San Antonio GP, LLC	(Delaware)
NYMH-San Antonio, L.P.	(Texas)
NYMH-Stephenville GP, LLC	(Delaware)
NYMH-Stephenville, L.P.	(Texas)
NYMH-Taylor GP, LLC	(Delaware)
NYMH-Taylor, L.P.	(Texas)
NYMH-Attleboro MA, LLC	(Delaware)
NYMH-Farmingdale, NY LLC	(Delaware)
NYLMDC-King of Prussia GP, LLC	(Delaware)
NYLMDC-King of Prussia Realty, LP	(Delaware)
NYLife Real Estate Holdings LLC	(Delaware)
Huntsville NYL LLC	(Delaware)
CC Acquisitions, LP	(Delaware)
NYL Midwest Apartments LLC	(Delaware)
REEP-IND Fridley MN LLC	(Minnesota)
REEP-IND Green Oaks IL LLC	(Delaware)
REEP-IND Forest Park NJ LLC	(Delaware)
FP Building 4 LLC	(Delaware)
FP Building 1-2-3 LLC	(Delaware)
FP Mantua Grove LLC	(Delaware)
FP Building 20 LLC	(Delaware)	(Cancelled)
REEP-IND NJ LLC	(Delaware)
NJIND JV LLC	(Delaware)	(93%)
NJIND Hook Road LLC	(Delaware)
NJIND Old Post Road LLC	(Delaware)
NJIND Brunswick Avenue LLC	(Delaware)
NJIND Raritan Center LLC	(Delaware)
NJIND Talmadge Road LLC	(Delaware)
NJIND Bay Avenue LLC	(Delaware)
NJIND Melrich Road LLC	(Delaware)
NJIND Carter Drive LLC	(Delaware)
NJIND Corbin Street LLC	(Delaware)
REEP-IND Kent LLC	(Delaware)
REEP-MF Cumberland TN LLC	(Delaware)
Cumberland Apartments, LLC	(Tennessee)
REEP-MF Enclave TX LLC	(Delaware)
Enclave CAF LLC	(Delaware)	(50%)
REEP-MF Issaquah WA LLC	(Delaware)
REEP-MF Mira Loma II TX LLC	(Delaware)
Mira Loma II, LLC	(Delaware)	(50%)
REEP-MF Mount Vernon GA LLC	(Delaware)
REEP-MF Verde NC LLC	(Delaware)
REEP-MF Summitt Ridge CO LLC	(Delaware)
Summitt Ridge Apartments, LLC	(Delaware)	(50%)
REEP-MF Wallingford WA LLC	(Delaware)
REEP-MF Woodridge IL LLC	(Delaware)
REEP-OF Centerpointe VA LLC	(Delaware)
REEP-OFC 575 Lex NY LLC	(Delaware)
REEP-OFC 575 Lex NY GP LLC	(Delaware)
Maple REEP-OFC 575 Lex Holdings LP	(Delaware)	(50%)
REEP OFC Westory DC LLC	(Delaware)
REEP-RTL SASI GA LLC	(Delaware)
PTC Acquisitions, LLC	(Delaware)
Martingale Road LLC	(Delaware)	(71.4693%)
North Andrews Avenue LLC	(Delaware)	(NYLIC 66.90%;
NYLIAC 33.10%)
New York Life Funding	(Cayman Islands)[10]
New York Life Global Funding	(Delaware)[10]
Government Energy Savings Trust 2003-A (GEST)	(New York)[11]
UFI-NOR Federal Receivables Trust, Series 2009B	(New York)[11]
NYLARC Holding Company Inc.	(Arizona)[10]
New York Life Agents Reinsurance Company	(Arizona)[10]

1	Control is by virtue of NYLIC and subsidiaries being general partners.

2	NYL Cayman Holdings Ltd. owns 88%.

3	NYL Worldwide Capital Investment LLC owns 0.002%.

4	NYLIC owns 18.64% and NYLIAC owns 0.00% for a total ownership of 18.64%.

5	NYLCAP Manager LLC owns 24.66% of the voting management shares. NYLCAP India Funding LLC owns 36% of non-voting carry shares.

6	NYLCAP Manager LLC owns 24.66% of the voting management shares. NYLCAP India Funding III LLC owns 31.36% of non-voting carry shares.

7	Private Advisors Hedged Equity Fund (QP), L.P. owns 51.10% and PA Hedged Equity Fund, L.P. owns 48.90% of the Master Fund.

8	The Hedged Strategies Fund, LP owns 71.97% and The Hedged Strategies Fund (QP), L.P. owns 28.03% of the Master Fund.

9	Control of each CLO/CDO and other entities is pursuant to an investment management contract with NYLIM or affiliate, not through ownership of voting interests.

10	Control is through a reliance relationship between NYLIC and this entity, not ownership of voting interests.

11	Control is through financial interest, not ownership of voting interests.

ITEM 29.	INDEMNIFICATION

Article IX of the Amended and Restated By-Laws of New York Life Insurance and Annuity Corporation (“NYLIAC”) provides that NYLIAC shall indemnify and hold harmless (including the provision of a defense) certain persons to the fullest extent permitted by the Delaware General Corporation Law against all expenses, costs, judgments, penalties, fines, liability and loss (including attorneys’ fees, judgments, fines, ERISA excise taxes or penalties and amount paid in settlement) that any such person reasonably incurs or suffers if he/she is made party (or threatened to be made party) or is otherwise involved in a claim, action, suit, or proceeding, whether civil, criminal, administrative or investigative, by reason of the fact that he/she is (or was) a Director or officer of NYLIAC or was serving at NYLIAC’s request as a Director, officer, or trustee of another corporation or of a partnership, joint venture, trust or other enterprise, including service with respect to an employee benefit plan. Such persons also have the right to have NYLIAC pay the reasonable expenses (including reasonable attorneys’ fees) incurred in the defense of any proceedings in advance of their final disposition, subject to certain conditions. NYLIAC may also, to the extent authorized by its Board of Directors, grant rights to indemnification and to the advancement of expenses to any employee or agent of NYLIAC.

Please refer to Article IX of the Amended and Restated By-Laws of NYLIAC (Exhibit No. (f)(2)(b) hereto) for the full text of the indemnification provisions.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to Directors, officers and controlling persons of the Registrant pursuant to the provisions described above, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 30.	PRINCIPAL UNDERWRITERS

(a) Other Activity. Investment companies (other than the Registrant) for which NYLIFE Distributors LLC is currently acting as underwriter:

NYLIAC Variable Universal Life Separate Account-I

NYLIAC MFA Separate Account-I

NYLIAC MFA Separate Account-II

NYLIAC Variable Annuity Separate Account-I

NYLIAC Variable Annuity Separate Account-II

NYLIAC Variable Annuity Separate Account-III

NYLIAC Variable Annuity Separate Account-IV

NYLIAC VLI Separate Account

MainStay Funds

MainStay VP Funds Trust (formerly, MainStay VP Series Fund)

Private Advisors Alternative Strategies Fund

Private Advisors Alternative Strategies Master Fund

(b) Management.

The principal business address of each director and officer of NYLIFE Distributors LLC is 169 Lackawanna Avenue, Parsippany, New Jersey 07054.

Names of Directors and Officers	Positions and Offices with Underwriter
Drew E. Lawton	Chairman and Chief Executive Officer
Stephen P. Fisher	President and Chief Operating Officer
Robert J. Hebron	Executive Vice President, AMN Executive Benefits and Retail Distribution
David J. Castellani	Senior Managing Director, Retirement Plan Services
Barbara J. McInerney	Senior Managing Director, Compliance
Christopher T. Ashe	Senior Vice President and Chief Financial Officer
Daniel A. Andriola	Managing Director and Controller
Robert M. Barrack	Managing Director, GoldPoint Partners Institutional Sales
Todd Childress	Managing Director, Private Advisors Institutional Sales
Mark Gomez	Managing Director and General Counsel
Joseph J. Henehan	Managing Director, Retirement Plan Services
Rebekah M. Mueller	Managing Director, Retirement Plan Services
Mark S. Niziak	Managing Director, Retirement Plan Services
John J. O’Gara	Managing Director, Life Distribution, Retirement Income Security
Amanda Parness	Managing Director, GoldPoint Partners Institutional Sales
Stephen Sexeny	Managing Director, Cornerstone Capital Management Institutional Sales
Robin Wagner	Managing Director and Chief Compliance Officer
Brian Wickwire	Managing Director and Controller
Mary Ann Aull	Director - Financial Operations and Treasurer
Christine M. Dempsey	Director
David S. Hescheles	Director, Independent Channel, Retirement Income Security
Linda M. Howard	Director, Compliance and Anti-Money Laundering Officer
Paula Taylor	Director, Retirement Plan Services
Karen Bain	Vice President, Tax
Marta Hansen	Vice President
Rafaela Herrera	Vice President, Compliance
George Shively	Secretary
Michael Hession	Assistant Secretary
Anna Louise Bidwell	Assistant Secretary
Mary Euler	Assistant Secretary

(c) Compensation from the Registrant.

Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Events Occasioning the Deduction of a Deferred Sales Load	Brokerage Commissions	Other Compensation

NYLIFE Distributors Inc.	-0-	-0-	-0-	-0-

ITEM 31.	LOCATION OF ACCOUNTS AND RECORDS.

All accounts and records required to be maintained by Section 31(a) of the 1940 Act and the rules under it are maintained by NYLIAC at its home office, 51 Madison Avenue, Room 0150, New York, New York 10010; New York Life—Records Division, 110 Cokesbury Road, Lebanon, New Jersey 08833 and with Iron Mountain Records Management, Inc. at both 8 Neptune Drive, Poughkeepsie, New York 12601 and Route 9W South, Port Ewen, New York 12466-0477.

ITEM 32.	MANAGEMENT SERVICES.

Not applicable.

ITEM 33.	FEE REPRESENTATION.

New York Life Insurance and Annuity Corporation (“NYLIAC”), the sponsoring insurance company of the NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I, hereby represents that the fees and charges deducted under the NYLIAC CorpExec Accumulator Variable Universal Life Insurance Policies are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by NYLIAC.

SIGNATURES

Pursuant to the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City and State of New York on this 8th day of November, 2013.

NYLIAC CORPORATE SPONSORED VARIABLE UNIVERSAL LIFE SEPARATE ACCOUNT-I (Registrant)

By:	/s/ James J. Cristallo
James J. Cristallo
Vice President and Actuary
NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION (Depositor)

By:	/s/ James J. Cristallo
James J. Cristallo
Vice President and Actuary

Pursuant to the requirements of the Securities Act of 1933, this Amendment Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

Christopher T. Ashe*	Director
Christopher O. Blunt*	Director
Frank M. Boccio*	Director
John T. Fleurant*	Director and Chief Financial Officer
Robert M. Gardner*	Director
John Y. Kim*	Director
Steven D. Lash*	Director
Drew E. Lawton*	Director
Theodore A. Mathas*	Chairman and President (Principal Executive Officer)
Angelo J. Scialabba*	Vice President and Controller (Principal Accounting Officer)
Arthur H. Seter*	Director
Joel M. Steinberg*	Director
Susan A. Thrope*	Director

By:	/s/ James J. Cristallo
James J. Cristallo
Attorney-in-Fact
November 8, 2013

*	Pursuant to Powers of Attorney previously filed.

EXHIBIT INDEX

Exhibit Number	Description

(k)	Opinion and Consent of Thomas F. English, Esq.

(l)	Opinion and Consent of Brian Kwei, Actuary

(m)	Sample Calculation of Illustrations for CorpExec Accumulator VUL

(n)	Consent of PricewaterhouseCoopers LLP